      As filed with the Securities and Exchange Commission on May 19, 1998
                                                Securities Act File No. 33-53887

                                       Investment Company Act File No. 811-7177
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                ---------------
                                   Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [X]
              Pre-Effective Amendment No.                                   [ ]

             Post-Effective Amendment No. 7                                 [X]
                             and/or

            REGISTRATION STATEMENT UNDER THE
             INVESTMENT COMPANY ACT OF 1940                                 [X]

Amendment No. 8                                                             [X]

                       (Check Appropriate Box or Boxes)
                                ---------------
                   Merrill Lynch Asset Builder Program, Inc.
              (Exact Name of Registrant as Specified in Charter)


          800 Scudders Mill Road                08536
          Plainsboro, New Jersey              (Zip Code)
 (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code (609) 282-2800


                                 Arthur Zeikel
                   Merrill Lynch Asset Builder Program, Inc.
                800 Scudders Mill Road, Plainsboro, New Jersey
        Mailing Address: P.O. Box 9011, Princeton, New Jersey 08543-9011
                    (Name and Address of Agent for Service)


                                ---------------
                                   Copies to:


                Counsel for the Fund:           Barbara G. Fraser, Esq.
                  BROWN & WOOD LLP                MERRILL LYNCH ASSET
               One World Trade Center                 MANAGEMENT
          New York, New York 10048-0557              P.O. Box 9011
     Attention: Thomas R. Smith, Jr., Esq.     Princeton, NJ 08543-9011


                                ---------------
               It is proposed that this filing will become effective (check appropriate box):
                   [X] immediately upon filing pursuant to paragraph (b)
                   [ ] on (date) pursuant to paragraph (b)
                   [ ] 60 days after filing pursuant to paragraph (a)(1)
                   [ ] on (date) pursuant to paragraph (a)(1)
                   [ ] 75 days after filing pursuant to paragraph (a)(2)
                   [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

               If appropriate, check the following box:
                   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                ---------------

Title of Securities Being Registered: Shares of Common Stock, par value $.10 per share.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                   MERRILL LYNCH ASSET BUILDER PROGRAM, INC.

                      REGISTRATION STATEMENT ON FORM N-1A
                             CROSS REFERENCE SHEET




   N-1A
 Item No.                                                 Location
----------                                                -----------------------------------------------------------
PART A
Item 1.    Cover Page ................................... Cover Page
Item 2.    Synopsis ..................................... Fee Table; Merrill Lynch Select Pricing(SM) System
Item 3.    Condensed Financial Information .............. Financial Highlights; Performance Data
Item 4.    General Description of Registrant ............ Investment Objectives and Policies; Additional Information
Item 5.    Management of the Fund ....................... Fee Table; Management of the Program; Portfolio
                                                          Transactions and Brokerage; Inside Back Cover Page
Item 5A.   Management's Discussion of Fund
           Performance .................................. Not Applicable
Item 6.    Capital Stock and Other Securities ........... Cover Page; Additional Information
Item 7.    Purchase of Securities Being Offered ......... Cover Page; Fee Table; Merrill Lynch Select
                                                          Pricing(SM) System; Purchase of Shares;
                                                          Shareholder Services; Additional Information;
                                                          Inside Back Cover Page
Item 8.    Redemption or Repurchase ..................... Fee Table; Merrill Lynch Select Pricing(SM) System;
                                                          Purchase of Shares; Shareholder Services; Redemption of
                                                          Shares
Item 9.    Pending Legal Proceedings .................... Not Applicable
PART B
Item 10.   Cover Page ................................... Cover Page
Item 11.   Table of Contents ............................ Back Cover Page
Item 12.   General Information and History .............. Not Applicable
Item 13.   Investment Objectives and Policies ........... Investment Objectives and Policies
Item 14.   Management of the Fund ....................... Management of the Program
Item 15.   Control Persons and Principal Holders of
           Securities ................................... Management of the Program;
                                                          General Information - Additional Information
Item 16.   Investment Advisory and Other Services ....... Management of the Program; Purchase of Shares;
                                                          General Information
Item 17.   Brokerage Allocation and Other Practices ..... Portfolio Transactions and Brokerage
Item 18.   Capital Stock and Other Securities ........... General Information
Item 19.   Purchase, Redemption and Pricing of
           Securities Being Offered ..................... Purchase of Shares; Redemption of Shares; Determination of
                                                          Net Asset Value; Shareholder Services; General
                                                          Information - Computation of Offering Price Per Share
Item 20.   Tax Status ................................... Dividends, Distributions and Taxes
Item 21.   Underwriters ................................. Purchase of Shares
Item 22.   Calculation of Performance Data .............. Performance Data
Item 23.   Financial Statements ......................... Financial Statements
PART C


     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
May 19, 1998



                   Merrill Lynch Asset Builder Program, Inc.


   Merrill Lynch Fundamental Value Portfolio      Merrill Lynch U.S. Government Securities Portfolio
      Merrill Lynch Quality Bond Portfolio            Merrill Lynch Global Opportunity Portfolio
                                              Merrill Lynch Growth Opportunity Portfolio

  P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800


     Merrill Lynch Asset Builder Program, Inc. (the "Program") is a professionally managed, open-end investment company. The Program consists of five separate portfolios: the Merrill Lynch Fundamental Value Portfolio (the "Fundamental Value Portfolio"), the Merrill Lynch Quality Bond Portfolio (the "Quality Bond Portfolio"), the Merrill Lynch U.S. Government Securities Portfolio (the "U.S. Government Securities Portfolio"), the Merrill Lynch Global Opportunity Portfolio (the "Global Opportunity Portfolio") and the Merrill Lynch Growth Opportunity Portfolio ("Growth Opportunity Portfolio") (each a "Portfolio"). Each Portfolio has its own separate investment objectives and may employ a variety of instruments and techniques to enhance income and to hedge against market risk and, in the case of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios, currency risk. Investments on an international basis involve risks not typically associated with investments in domestic securities. See "Risk Factors and Special Considerations". There can be no assurance that the investment objectives of any Portfolio will be achieved. For more information on the Portfolios' investment objectives and policies, please see "Investment Objectives and Policies" on page 21.

                                                  (Cover continues on next page)

                               ----------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
    EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON

    THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
            CONTRARY IS A CRIMINAL OFFENSE.

                               ----------------

     This Prospectus is a concise statement of information about the Program that is relevant to making an investment in the Program. This Prospectus should be retained for future reference. A statement containing additional information about the Program, dated May 19, 1998 (the "Statement of Additional Information"), has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling or by writing the Program at the above telephone number or address. The Commission maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding the Program. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

                               ----------------
              Merrill Lynch Asset Management - Investment Adviser
              Merrill Lynch Funds Distributor, Inc. - Distributor

                               ----------------
     Each Portfolio is a separate series of the Program issuing its own shares pursuant to the Merrill Lynch Select Pricing(SM) System. Each Portfolio offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select Pricing(SM) System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. See "Merrill Lynch Select Pricing(SM) System" on page 9.


     Shares of each Portfolio are available for purchase solely by holders of individual retirement plans, Roth individual retirement accounts, individual retirement rollover accounts, simplified employee pension plans and simple retirement accounts (collectively "IRAs") for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") acts as custodian and by CBA(Reg.
TM) accounts and CMA(Reg. TM) SubAccounts(SM) established pursuant to the Uniform Gifts to Minors Acts or Uniform Transfers to Minors Acts (or similar state statutes). The Program currently is engaged in a continuous offering of the shares of each Portfolio. Merrill Lynch has advised the Program that it will not charge an annual account fee upon any IRA which participates in the Merrill Lynch Asset Builder(SM) Service, receives additional contributions of at least $250 annually and is invested solely in one or more of the Program's Portfolios, a money market fund advised by Merrill Lynch Asset Management, L.P. ("MLAM" or the "Investment Adviser"), or its affiliates or a bank deposit program administered by Merrill Lynch. Merrill Lynch has further advised the program that it will not charge an annuual acount fee under certain other circumstances. Merrill Lynch has also advised the Program that it will not collect the customary annual fee for maintaining a CBA(Reg. TM) account or CMA(Reg. TM) SubAccount(SM) for any such account which has been established pursuant to the Uniform Gifts to Minors Acts or Uniform Transfers to Minors Acts (or similar state statutes) and is invested solely in shares of the Program. The minimum initial purchase in any Portfolio is $100 and the minimum subsequent purchase is $1. Merrill Lynch may charge its customers a processing fee (presently $5.35) for confirming purchases and repurchases. Purchases and redemptions made directly through Merrill Lynch Financial Data Services, Inc. (the "Transfer Agent") are not subject to the processing fee. See "Purchase of Shares" and "Redemption of Shares". The holder of each IRA is responsible for making investment decisions concerning the funds contributed to his or her IRA.


     To permit the Program to invest the net proceeds from the sale of its shares in an orderly manner, the Program may, from time to time, suspend the sale of its shares, except for dividend reinvestments.

                                   FEE TABLE
     A general comparison of the sales arrangements and other nonrecurring and recurring expenses applicable to shares of each of the Portfolios follows:

                                                               Fundamental Value Portfolio
                                             ----------------------------------------------------------------
                                                Class A(a)        Class B(b)        Class C       Class D
                                             --------------- ------------------- ------------   ------------------
Shareholder Transaction Expenses:
 Maximum Sales Charge Imposed on
  Purchases (as a percentage of offering
  price) ...................................       5.25%(c)        None            None             5.25%(c)
 Sales Charge Imposed on Dividend
  Reinvestments ............................     None              None            None           None
 Deferred Sales Charge (as a percentage
  of original purchase price or
  redemption proceeds, whichever
  is lower) ................................    None(d)      4.0% during         1.0% for        None(d)
                                                                                 one year
                                                             the first year,
                                                             decreasing 1.0%
                                                                 annually
                                                               thereafter
                                                              to 0.0% after
                                                             the fourth year
 Exchange Fee ..............................     None              None            None           None
Annual Program Operating Expenses (as
 a percentage of average net assets):
 Investment Advisory Fees(e) ...............        .65%      .65%                .65%               .65%
 12b-1 Fees(f):
  Account Maintenance Fees .................     None         .25%                .25%               .25%
  Distribution Fees ........................     None         .75%                .75%            None
 Other Expenses:
  Shareholder Servicing Costs(g) ...........        .42%      .51%                .54%               .43%
  Other ....................................        .56%      .56%                .56%               .56%
                                               --------      ----                ----           --------
  Total Other Expenses(h) ..................        .98%     1.07%               1.10%               .99%
                                               --------      ----                ----           --------
 Total Portfolio Operating Expenses ........       1.63%     2.72%               2.75%              1.89%
                                               ========      ====                ====           ========
                                                                  Quality Bond Portfolio
                                             ----------------------------------------------------------------
                                                Class A(a)        Class B(b)        Class C       Class D
                                             --------------- ------------------- ------------ ---------------
Shareholder Transaction Expenses:
 Maximum Sales Charge Imposed on
  Purchases (as a percentage of offering
  price) ...................................       4.00%(c)        None            None             4.00%(c)
 Sales Charge Imposed on Dividend
  Reinvestments ............................     None              None            None           None
 Deferred Sales Charge (as a percentage
  of original purchase price or
  redemption proceeds, whichever
  is lower) ................................    None(d)      4.0% during         1.0% for        None(d)
                                                             the first year,     one year
                                                             decreasing 1.0%
                                                                 annually
                                                               thereafter
                                                              to 0.0% after
                                                             the fourth year
 Exchange Fee ..............................     None              None            None           None
Annual Program Operating Expenses (as
 a percentage of average net assets):
 Investment Advisory Fees(e) ...............        .50%      .50%                .50%               .50%
 12b-1 Fees(f):
  Account Maintenance Fees .................     None         .25%                .25%               .25%
  Distribution Fees ........................     None         .50%                .55%            None
 Other Expenses:
  Shareholder Servicing Costs(g) ...........        .47%      .59%                .62%               .47%
  Other ....................................       1.65%     1.67%               1.68%              1.68%
                                               --------      ----                ----           --------
  Total Other Expenses(h) ..................       2.12%     2.26%               2.30%              2.15%
                                               --------      ----                ----           --------
 Total Portfolio Operating Expenses ........       2.62%     3.51%               3.60%              2.90%
                                               ========      ====                ====           =========

                                                    (footnotes appear on page 5)

                                                           U.S. Government Securities Portfolio
                                             ----------------------------------------------------------------
                                                Class A(a)        Class B(b)        Class C       Class D
                                             --------------- ------------------- -------------  -------------
Shareholder Transaction Expenses:
 Maximum Sales Charge Imposed on
  Purchases (as a percentage of offering
  price) ...................................       4.00%(c)        None            None             4.00%(c)
 Sales Charge Imposed on Dividend
  Reinvestments ............................     None              None            None           None
 Deferred Sales Charge (as a percentage
  of original purchase price or
  redemption proceeds, whichever is
  lower) ...................................    None(d)      4.0% during         1.0% for        None(d)
                                                                                 one year
                                                             the first year,
                                                             decreasing 1.0%
                                                                 annually
                                                               thereafter
                                                              to 0.0% after
                                                             the fourth year
 Exchange Fee ..............................     None              None            None           None
Annual Program Operating Expenses (as
 a percentage of average net assets):
 Investment Advisory Fees(e) ...............        .50%      .50%                .50%               .50%
 12b-1 Fees(f):
  Account Maintenance Fees .................     None         .25%                .25%               .25%
  Distribution Fees ........................     None         .50%                .55%            None
 Other Expenses:
  Shareholder Servicing Costs(g) ...........        .25%      .32%                .35%               .25%
  Other ....................................       1.25%     1.25%               1.25%              1.25%
                                               --------      ----                ----           --------
  Total Other Expenses(h) ..................       1.50%     1.57%               1.60%              1.50%
                                               --------      ----                ----           --------
 Total Portfolio Operating Expenses ........       2.00%     2.82%               2.90%              2.25%
                                               ========      ====                =====          ========



                                                               Global Opportunity Portfolio
                                             ----------------------------------------------------------------
                                                Class A(a)        Class B(b)        Class C       Class D
                                             --------------- ------------------- ------------ ---------------
Shareholder Transaction Expenses:
 Maximum Sales Charge Imposed on
  Purchases (as a percentage of offering
  price) ...................................       5.25%(c)        None            None             5.25%(c)
 Sales Charge Imposed on Dividend
  Reinvestments ............................     None              None            None           None
 Deferred Sales Charge (as a percentage
  of original purchase price or
  redemption proceeds, whichever is
  lower) ...................................    None(d)      4.0% during         1.0% for        None(d)
                                                             the first year,     one year
                                                             decreasing 1.0%
                                                                 annually
                                                               thereafter
                                                              to 0.0% after
                                                             the fourth year
 Exchange Fee ..............................     None              None            None           None
Annual Program Operating Expenses (as
 a percentage of average net assets):
 Investment Advisory Fees(e) ...............        .75%      .75%                .75%               .75%
 12b-1 Fees(f):
  Account Maintenance Fees .................     None         .25%                .25%               .25%
  Distribution Fees ........................     None         .75%                .75%            None
 Other Expenses:
  Shareholder Servicing Costs(g) ...........        .47%      .56%                .60%               .47%
  Other ....................................        .65%      .65%                .65%               .65%
                                               --------      ----                ----           --------
  Total Other Expenses(h) ..................       1.12%     1.21%               1.25%              1.12%
                                               --------      ----                ----           --------
 Total Portfolio Operating Expenses ........       1.87%     2.96%               3.00%              2.12%
                                               ========      ====                ====           ========

                                                    (footnotes appear on page 5)

                                                                                  Growth
                                                                                Opportunity
                                                                                 Portfolio
                                                                              ---------------
                                                                                 Class A(a)
                                                                              ---------------
Shareholder Transaction Expenses:
 Maximum Sales Charge Imposed on Purchases (as a percentage of
  offering price) ...........................................................       5.25%(c)
 Sales Charge Imposed on Dividend Reinvestments .............................     None
 Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, whichever is lower) ..................................    None(d)
 Exchange Fee ...............................................................     None
Annual Program Operating Expenses (as a percentage of average net assets):
 Investment Advisory Fees(e) ................................................        .65%
 12b-1 Fees(f):
  Account Maintenance Fees ..................................................     None
  Distribution Fees .........................................................     None
 Other Expenses:
  Shareholder Servicing Costs(g) ............................................        .58%
  Other .....................................................................        .75%
                                                                                --------
  Total Other Expenses ......................................................       1.33%
                                                                                --------
 Total Portfolio Operating Expenses(h) ......................................       1.98%
                                                                                ========



                                                                                Growth Opportunity Portfolio
                                                                              --------------------------------
                                                                                         Class B(b)
                                                                              --------------------------------
Shareholder Transaction Expenses:
 Maximum Sales Charge Imposed on Purchases (as a percentage of
  offering price) ...........................................................             None
 Sales Charge Imposed on Dividend Reinvestments .............................             None
 Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, whichever is lower) .................................. 4.0% during the first year, decreasing 1.0% annually
                                                                              thereafter to 0.0% after the
                                                                                       fourth year
 Exchange Fee ...............................................................             None
Annual Program Operating Expenses (as a percentage of average net assets):
 Investment Advisory Fees(e) ................................................  .65%
 12b-1 Fees(f):
  Account Maintenance Fees ..................................................  .25%
  Distribution Fees .........................................................  .75%
 Other Expenses:
  Shareholder Servicing Costs(g) ............................................  .69%
  Other .....................................................................  .75%
                                                                              ----
  Total Other Expenses ...................................................... 1.44%
                                                                              ----
 Total Portfolio Operating Expenses(h) ...................................... 3.09%
                                                                              ====



                                                                                  Growth Opportunity Portfolio
                                                                              -------------------------------------
                                                                                     Class C            Class D
                                                                              --------------------- ---------------
Shareholder Transaction Expenses:
 Maximum Sales Charge Imposed on Purchases (as a percentage of
  offering price) ...........................................................       None                  5.25%(c)
 Sales Charge Imposed on Dividend Reinvestments .............................       None                None
 Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, whichever is lower) .................................. 1.0% for one year        None(d)
 Exchange Fee ...............................................................       None                None
Annual Program Operating Expenses (as a percentage of average net assets):
 Investment Advisory Fees(e) ................................................  .65%                        .65%
 12b-1 Fees(f):
  Account Maintenance Fees ..................................................  .25%                        .25%
  Distribution Fees .........................................................  .75%                     None
 Other Expenses:
  Shareholder Servicing Costs(g) ............................................  .74%                        .58%
  Other .....................................................................  .75%                        .75%
                                                                              ----                    --------
  Total Other Expenses ...................................................... 1.49%                       1.33%
                                                                              ----                    --------
 Total Portfolio Operating Expenses(h) ...................................... 3.14%                       2.23%
                                                                              ====                    ========


-------

(a) Class A shares are sold to a limited group of investors including existing Class A shareholders, certain retirement plans and investment programs.
    See "Purchase of Shares - Initial Sales Charge Alternatives - Class A and Class D Shares" - page 41.
(b) Class B shares convert to Class D shares automatically approximately eight years after initial purchase for the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios and approximately ten years after initial purchase for the Quality Bond and U.S. Government Securities Portfolios. See "Purchase of Shares - Deferred Sales Charge Alternatives - Class B and Class C Shares" - page 43.
(c) Reduced for purchases of $25,000 and over decreasing to 0.00% for purchases of $1,000,000 or more, and waived for purchases of Class A shares by certain retirement plans and participants in connection with certain investment programs. See "Purchase of Shares - Initial Sales Charge Alternatives - Class A and Class D Shares" - page 41.
(d) Under certain limited conditions, purchases of Class A and Class D shares will be subject to a contingent deferred sales charge ("CDSC") rather than an initial sales charge. A 0.75% sales charge for 401(k) purchases over $1,000,000 will apply.
(e) See "Management of the Program - Management and Advisory Arrangements" - page 35.
(f) See "Purchase of Shares - Distribution Plans" - page 47.
(g) See "Management of the Program - Transfer Agency Services" - page 37.
(h) As of January 31, 1998, with respect to the Quality Bond and U.S. Government Securities Portfolios, the Investment Adviser was waiving management fees and voluntarily reimbursing the Program for a portion of other expenses (excluding 12b-1 fees), as shown in the table below. The
    Fee Table has been restated to assume the absence of any such waiver of fees and reimbursement of expenses because the Investment Adviser may discontinue or reduce such waiver of fees and/or reimbursement of expenses at any time without notice.




                                                Investment Advisory Fees Waived          Total Operating Expenses After
                                                    and Expenses Reimbursed                 Waiver and Reimbursement
                                            --------------------------------------------------------------------------------
                                             Class A   Class B   Class C   Class D   Class A   Class B   Class C    Class D
                                            --------- --------- --------- --------  --------- --------  --------- ----------
      Quality Bond Portfolio ..............    2.62%     2.76%     2.80%     2.65%     0.00%     0.75%     0.80%      0.25%
      US Government Securities Portfolio ..    2.00%     2.07%     2.10%     2.00%     0.00%     0.75%     0.80%      0.25%

                                   EXAMPLE:


                                                                                           Cumulative Expenses Paid for the Period
                                                                                                            of:
                                                                                           --------------------------------------
                                                                                            1 Year   3 Years   5 Years   10 Years
                                                                                           -------- --------- --------- ---------
An investor in the Portfolios (and classes) listed below would pay the following expenses on a $1,000 investment including, for Class A and Class D shares of the
Fundamental Value, Global Opportunity and Growth Opportunity Portfolios, the
maximum $52.50 initial sales charge and, for Class A and Class D shares of the
Quality Bond and U.S. Government Securities Portfolios, the maximum $40.00 initial sales charge and assuming (1) the Total Portfolio Operating Expenses for each class set forth on pages 3 to 5, (2) a 5% annual return throughout the periods and (3) redemption at the end of the period (including any applicable
CDSC for Class B and Class C shares):
  Fundamental Value Portfolio
   Class A ...............................................................................    $68      $101      $137    $  236
   Class B ...............................................................................    $68      $104      $144    $  287*
   Class C ...............................................................................    $38      $ 85      $145    $  308
   Class D ...............................................................................    $71      $109      $149    $  262
  Quality Bond Portfolio
   Class A ...............................................................................    $65      $118      $173    $  324
   Class B ...............................................................................    $75      $128      $182    $  378
   Class C ...............................................................................    $46      $110      $186    $  386
   Class D ...............................................................................    $68      $126      $187    $  349
  U.S. Government Securities Portfolio
   Class A ...............................................................................    $59      $100      $143    $  263
   Class B ...............................................................................    $69      $107      $149    $  315
   Class C ...............................................................................    $39      $ 90      $153    $  322
   Class D ...............................................................................    $62      $108      $156    $  288
  Global Opportunity Portfolio
   Class A ...............................................................................    $71      $108      $148    $  260
   Class B ...............................................................................    $70      $112      $156    $  310*
   Class C ...............................................................................    $40      $ 93      $158    $  332
   Class D ...............................................................................    $73      $115      $160    $  285
  Growth Opportunity Portfolio
   Class A ...............................................................................    $72      $111      $154    $  271
   Class B ...............................................................................    $71      $115      $162    $  323*
   Class C ...............................................................................    $42      $ 97      $164    $  345
   Class D ...............................................................................    $74      $119      $166    $  295
  An investor would pay the following expenses on the same $1,000 investment assuming no redemption at the end of the period:
  Fundamental Value Portfolio
   Class A ...............................................................................    $68      $101      $137    $  236
   Class B ...............................................................................    $28      $ 84      $144    $  287*
   Class C ...............................................................................    $28      $ 85      $145    $  308
   Class D ...............................................................................    $71      $109      $149    $  262
  Quality Bond Portfolio
   Class A ...............................................................................    $65      $118      $173    $  324
   Class B ...............................................................................    $35      $108      $182    $  378
   Class C ...............................................................................    $36      $110      $186    $  386
   Class D ...............................................................................    $68      $126      $187    $  349
  U.S. Government Securities Portfolio
   Class A ...............................................................................    $59      $100      $143    $  263
   Class B ...............................................................................    $29      $ 87      $149    $  315
   Class C ...............................................................................    $29      $ 90      $153    $  322
   Class D ...............................................................................    $62      $108      $156    $  288
  Global Opportunity Portfolio
   Class A ...............................................................................    $71      $108      $148    $  260
   Class B ...............................................................................    $30      $ 92      $156    $  310*
   Class C ...............................................................................    $30      $ 93      $158    $  332
   Class D ...............................................................................    $73      $115      $160    $  285
  Growth Opportunity Portfolio
   Class A ...............................................................................    $72      $111      $154    $  271
   Class B ...............................................................................    $31      $ 95      $162    $  323*
   Class C ...............................................................................    $32      $ 97      $164    $  345
   Class D ...............................................................................    $74      $119      $166    $  295


--------
* Assumes conversion to Class D shares approximately eight years after purchase.

The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder in a Portfolio will bear directly or indirectly. The Example set forth above assumes reinvestment of all dividends and distributions and utilizes a 5% annual rate of return as mandated by Commission regulations. The Example should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Example. Class B and Class C shareholders who hold their shares for an extended period of time may pay more in Rule 12b-1 distribution fees than the economic equivalent of the maximum front-end sales charges permitted under the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"). Merrill Lynch may charge its customers a processing fee (presently $5.35) for confirming purchases and repurchases. Purchases and redemptions made directly through the Transfer Agent are not subject to the processing fee. See "Purchase of Shares" and "Redemption of Shares."



                              PROSPECTUS SUMMARY

     The following summary is qualified in its entirety by reference to the more detailed information included elsewhere in this Prospectus and the Statement of Additional Information.


The Program

     Merrill Lynch Asset Builder Program, Inc. (the "Program") is a professionally managed, open-end investment company consisting of five separate portfolios: the Fundamental Value Portfolio, the Quality Bond Portfolio, the U.S. Government Securities Portfolio, the Global Opportunity Portfolio and the Growth Opportunity Portfolio.


Investment Objectives and Policies

     Each Portfolio pursues its investment objectives through the separate investment policies described below:

     Fundamental Value Portfolio is a diversified portfolio seeking capital appreciation and, secondarily, income by investing in securities, primarily (i.e., at least 65% of the Portfolio's assets) in equities, that the management of the Portfolio believes are undervalued and therefore represent investment value. The Portfolio seeks special opportunities in securities that are selling at a discount either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price-earnings ratio. The Portfolio may invest up to 30% of its total assets in securities of foreign issuers. See "Risk Factors and Special Considerations."


     Quality Bond Portfolio is a diversified portfolio seeking a high level of current income and, secondarily, capital appreciation by investing primarily in long-term corporate bonds that are rated A or better by a nationally recognized rating agency such as Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") or Fitch IBCA, Inc. ("Fitch"), or that possess, in the judgment of the Investment Adviser, similar credit characteristics.


     U.S. Government Securities Portfolio is a diversified portfolio seeking high current return by investing in U.S. Government and Government agency securities, including Government National Mortgage Association ("GNMA") mortgage-backed securities and other mortgage-backed government securities.

     Global Opportunity Portfolio is a diversified portfolio seeking high total investment return through a fully-managed investment policy utilizing United States and foreign equity, debt and money market securities, the combination of which will be varied from time to time, both with respect to types of securities and markets, in response to changing market and economic trends. Total investment return is the aggregate of capital value changes and income.

     Growth Opportunity Portfolio is a non-diversified portfolio seeking long-term growth of capital by investing in a portfolio of equity securities, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.


Risk Factors and Special Considerations

     All of the Portfolios may invest in fixed income securities and to the extent a Portfolio does invest in fixed income securities, the net asset value of its shares will be affected by changes in the general level of interest rates.

     The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios are authorized to invest in foreign securities. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or U.S. governmental laws or restrictions applicable to such investments. These risks are often heightened for investments in small capital markets.

     The Global Opportunity Portfolio has established no rating criteria for the fixed income securities in which it may invest and securities in the lower rated categories are predominantly speculative with respect to the capacity to pay interest and repay principal.


     The Portfolios also may invest in certain derivative securities. See "Risk Factors and Special Considerations".



The Investment Adviser


     MLAM, which is owned and controlled by Merrill Lynch & Co. ("ML & Co."), acts as a manager for the Program and provides the Program with management and investment advisory services. The Asset Management Group of ML & Co. (which includes the Investment Adviser), acts as the investment adviser for more than 100 registered investment companies. The Asset Management Group also offers portfolio management services to individual and institutional accounts. As of March 1998, the Asset Management Group had a total of approximately $488 billion in investment company and other portfolio assets under management. This amount includes assets managed for certain affiliates of the Investment Adviser. See "Management of the Program - Management and Advisory Arrangements."



Purchase and Redemption of Shares

     Shares of the Portfolios may be purchased at a price equal to the next determined net asset value per share subject to the sales charges and ongoing fee arrangements described below. See "Merrill Lynch Select Pricing(SM) System" and "Purchase of Shares."


Dividends and Distributions


     It is the Program's intention to distribute substantially all of the net investment income, if any, of each Portfolio. All capital gains, if any, including gains from option and futures contract transactions will be distributed by each Portfolio at least annually. See "Additional Information - Dividends and Distributions."

Determination of Net Asset Value

     The net asset value of each Portfolio is determined by the Investment Adviser once daily 15 minutes after the close of business on the New York Stock Exchange ("NYSE") (generally 4:00 P.M., New York time) on each day during which the NYSE is open for trading and, under certain circumstances, on other days. See "Additional Information - Determination of Net Asset Value."


                     MERRILL LYNCH SELECT PRICING(SM) SYSTEM


     Each Portfolio offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. During the continuous offering, the shares of each class of each of the Portfolios may be purchased at a price equal to the next determined net asset value per share subject to the sales charges and ongoing fee arrangements described below. Shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives, and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. The Merrill Lynch Select Pricing(SM) System is used by more than 50 registered investment companies advised by MLAM or its affiliate, Fund Asset Management, L.P. ("FAM"). Funds advised by MLAM or FAM that use the Merrill Lynch Select Pricing(SM) System are referred to herein as "MLAM-advised mutual funds."

     Each Class A, Class B, Class C or Class D share of a Portfolio represents an identical interest in the investment portfolio of that Portfolio and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The CDSCs, distribution and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, are imposed directly against those classes and not against all assets of the Portfolio and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by a Portfolio for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Each class has different exchange privileges. See "Shareholder Services - Exchange Privilege." If pursuant to the exchange privilege, shares of any Portfolio are exchanged for shares of a fund other than a Portfolio of the Program or a money market fund advised by the Investment Adviser or its affiliates, then the imposition of the IRA annual account fee, the CBA(Reg. TM) account or CMA SubAccount(SM) annual account fee, as the case may be, may result. For information about current IRA fees charged by Merrill Lynch, consult the Merrill Lynch IRA disclosure statement. For information about the current fees charged by Merrill Lynch on a CBA(Reg. TM) account, consult the Capital Builder(TM) Account Program description. For information about the current fees charged by Merrill Lynch on a CMA SubAccount(SM), consult the Cash Management Account(Reg. TM) Program description.


     Investors should understand that the purpose and function of the initial sales charges with respect to the Class A and Class D shares are the same as those of the CDSCs and distribution fees with respect to the Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Program. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

     The following table sets forth a summary of the distribution arrangements for each class of shares under the Merrill Lynch Select Pricing(SM) System, followed by a more detailed description of each class and a discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select Pricing(SM) System that the investor believes is most beneficial under his or her particular circumstances. More detailed information as to each class of shares is set forth under "Purchase of Shares."

    Fundamental Value, Global Opportunity and Growth Opportunity Portfolios


                                                    Account
                                                  Maintenance     Distribution
 Class               Sales Charge(1)                  Fee             Fee           Conversion Feature
   A      Maximum 5.25% initial                       No              No                    No
          sales charge(2)(3)
   B      CDSC for a period of four years        0.25%           0.75%           B shares convert to
          at a rate of 4.0% during the first                                     D shares automatically
          year, decreasing 1.0% annually                                         after approximately
          to 0.0%                                                                eight years(4)
   C      1.0% CDSC for one year                 0.25%           0.75%                      No
   D      Maximum 5.25% initial                  0.25%                No                    No
          sales charge(3)

--------
(1) Initial sales charges are imposed at the time of purchase as a percentage of the offering price. CDSCs are imposed if the redemption occurs within the applicable CDSC time period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.
(2) Offered only to eligible investors. See "Purchase of Shares - Initial Sales Charge Alternatives - Class A and Class D Shares - Eligible Class A Investors."

(3) Reduced for purchases of $25,000 or more, and waived for purchases of Class A shares by certain retirement plans in connection with certain programs. Class A and Class D share purchases of $1,000,000 or more may not be subject to an initial sales charge but if the initial sales charge is waived, may be subject to a 1.0% CDSC if redeemed within one year. A 0.75% sales charge for 401(k) purchases over $1,000,000 will apply. See "Class
    A" and "Class D" below.

(4) The conversion period for dividend reinvestment shares is modified. Also, Class B shares of the Quality Bond and U.S. Government Securities Portfolios and certain other MLAM-advised mutual funds into which exchanges may be made have a ten-year conversion period. If Class B shares of a Portfolio are exchanged for Class B shares of another Portfolio or MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired.

            Quality Bond and U.S. Government Securities Portfolios


                                                 Account
                                               Maintenance     Distribution
 Class             Sales Charge(1)                 Fee             Fee           Conversion Feature
   A      Maximum 4.00% initial                    No              No                    No
          sales charge(2)(3)
   B      CDSC for a period of four years     0.25%           0.50%           B shares convert to
          at a rate of 4.0% during the                                        D shares automatically
          first year, decreasing 1.0%                                         after approximately ten
          annually to 0.0%                                                    years(4)
   C      1.0% CDSC for one year              0.25%           0.55%                      No
   D      Maximum 4.00% initial               0.25%                No                    No
          sales charge(3)


--------
(1) Initial sales charges are imposed at the time of purchase as a percentage of the offering price. CDSCs are imposed if the redemption occurs within the applicable CDSC time period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.
(2) Offered only to eligible investors. See "Purchase of Shares - Initial Sales Charge Alternatives - Class A and Class D Shares - Eligible Class A Investors."

(3) Reduced for purchases of $25,000 or more, and waived for purchases of Class A shares by certain retirement plans in connection with certain programs. Class A and Class D share purchases of $1,000,000 or more may not be subject to an initial sales charge but if the initial sales charge is waived, may be subject to a 1.0% CDSC if redeemed within one year. A 0.75% sales charge for 401(k) purchases over $1,000,000 will apply. See "Class
    A" and "Class D" below.

(4) The conversion period for dividend reinvestment shares is modified. Also, Class B shares of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios and certain other MLAM-advised mutual funds into which exchanges may be made have an eight-year conversion period. If Class B shares of a Portfolio are exchanged for Class B shares of another Portfolio or MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired.


Class A: Class A shares of a Portfolio incur an initial sales charge when they are purchased and bear no ongoing distribution or account maintenance fees. Class A shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class A shares. Investors that currently own Class A shares in a shareholder account are entitled to purchase additional Class A shares in that account. Class A shares will be offered at net asset value to ML & Co. and its subsidiaries (the term "subsidiaries" when used herein with respect to ML & Co., includes MLAM, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their directors and employees and to members of the Boards of MLAM-advised mutual funds. The maximum initial sales charge is 5.25% for the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios and 4.00% for the Quality Bond and U.S. Government Securities Portfolios, which is reduced for purchases of $25,000 and over, and waived for purchases by certain retirement plans and participants in connection with certain investment programs. Purchases of $1,000,000 or more may not be subject to an initial sales charge, but if the initial sales charge is waived, such purchases may be subject to a CDSC of 1.0% if the shares are redeemed within one year after purchase. A 0.75% sales charge for 401(k) purchases over $1,000,000 will apply. Sales charges also are reduced under a right of accumulation which takes into account the investor's holdings of all classes of all MLAM-advised mutual funds. See "Purchase of Shares - Initial Sales Charge Alternatives - Class A and Class D Shares."

Class B: Class B shares of a Portfolio do not incur a sales charge when they are purchased, but they are subject to an ongoing account maintenance fee of 0.25% of the Portfolio's average net assets attributable to Class B shares, an ongoing distribution fee of 0.75% of average net assets attributable to Class B shares for the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios and 0.50% of average net assets attributable to Class B shares for the Quality Bond and U.S. Government Securities Portfolios, and a CDSC if they are redeemed within four years of purchase. Class B shares of a Portfolio will convert automatically into Class D shares of the same Portfolio approximately eight years after issuance in the case of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios and approximately ten years after issuance in the case of the Quality Bond and U.S. Government Securities Portfolios. Class D shares are subject to an account maintenance fee but no distribution fee. If Class B shares of a Portfolio are exchanged for Class B shares of another Portfolio or MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired. Automatic conversion of Class B shares into Class D shares will occur at least once each month on the basis of the relative net asset values of the shares of the two classes on the conversion date, without the imposition of any sales load, fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for Federal income tax purposes. Shares purchased through reinvestment of dividends on Class B shares will also convert automatically to Class D shares. The conversion period for dividend reinvestment shares, and the conversion and holding periods for certain retirement plans, are modified as described under "Purchase of Shares - Deferred Sales Charge Alternatives - Class B and Class C Shares - Conversion of Class B Shares to Class D Shares."


Class C: Class C shares of a Portfolio do not incur a sales charge when they are purchased, but they are subject to an ongoing account maintenance fee of 0.25% of the Portfolio's average net assets attributable to Class C shares and an ongoing distribution fee of 0.75% of the Portfolio's average net assets attributable to Class C shares in the case of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios or 0.55% of the Portfolio's average net assets attributable to Class C shares in the case of the Quality Bond and U.S. Government Securities Portfolios. Class C shares are also subject to a 1.0% CDSC if they are redeemed within one year after purchase. Although Class C shares are subject to a CDSC for only one year (as compared to four years for Class B shares), Class C shares have no conversion feature and, accordingly, an investor who purchases Class C shares will be subject to distribution fees that will be imposed on Class C shares for an indefinite period subject to annual approval by the Program's Board of Directors and regulatory limitations.

Class D: Class D shares of a Portfolio incur an initial sales charge when they are purchased and are subject to an ongoing account maintenance fee of 0.25% of the Portfolio's average net assets attributable to Class D shares. Class D shares are not subject to an ongoing distribution fee or any CDSC when they are redeemed. The maximum initial sales charge is reduced for purchases of $25,000 and over. Purchases of $1,000,000 or more may not be subject to an initial sales charge, but if the initial sales charge is waived, such purchases may be subject to a CDSC of 1.0% if the shares are redeemed within one year after purchase. A 0.75% sales charge for 401(k) purchases over $1,000,000 will apply. The schedule of initial sales charges and reductions for Class D shares for each Portfolio is the same as the schedule for Class A shares of that Portfolio, except that there is no waiver for purchases by retirement plans and participants in connection with certain investment programs. Class D shares also will be issued upon conversion of Class B shares as described above under "Class B." See "Purchase of Shares - Initial Sales Charge Alternatives - Class A and Class D Shares."

     The following is a discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select Pricing(SM) System that the investor believes is most beneficial under his or her particular circumstances.


     Initial Sales Charge Alternatives. Investors that prefer an initial sales charge alternative may elect to purchase Class D shares or, if an eligible investor, Class A shares. Investors choosing the initial sales charge alternative that are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the CDSCs imposed in connection with purchases of Class B or Class C shares. Investors not qualifying for reduced initial sales charges that expect to maintain their investment for an extended period of time also may elect to purchase Class A or Class D shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charge on Class A shares, or may exceed the initial sales charge plus the accumulated ongoing account maintenance fee on Class D shares. Although some investors that previously purchased Class A shares may no longer be eligible to purchase Class A shares of other MLAM-advised mutual funds, those previously purchased Class A shares, together with Class B, Class C and Class D share holdings, will count toward a right of accumulation which may qualify the investor for reduced initial sales charges on new initial sales charge purchases. In addition, the ongoing Class B and Class C account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class D account maintenance fees will cause Class D shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class A shares.

     Deferred Sales Charge Alternatives. Because no initial sales charges are deducted at the time of purchase, Class B and Class C shares provide the benefit of putting all of the investor's dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors that do not qualify for a reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares of a Portfolio will be converted into Class D shares of the same Portfolio after a conversion period of approximately eight years for the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios or ten years for the Quality Bond and U.S. Government Securities Portfolios, and thereafter investors will be subject to lower ongoing fees.


     Certain investors may elect to purchase Class B shares if they determine it to be most advantageous to have all their funds invested initially and intend to hold their shares for an extended period of time. Investors in Class B shares should take into account whether they intend to redeem their shares within the CDSC period and, if not, whether they intend to remain invested until the end of the conversion period and thereby take advantage of the reduction in ongoing fees resulting from the conversion into Class D shares. Other investors, however, may elect to purchase Class C shares if they determine that it is advantageous to have all their assets invested initially and they are uncertain as to the length of time they intend to hold their assets in MLAM-advised mutual funds. Although Class C shareholders are subject to a shorter CDSC period at a lower rate, they forgo the Class B conversion feature, making their investment subject to account maintenance and distribution fees for an indefinite period of time. In addition, while both Class B and Class C distribution fees are subject to the limitations on asset-based sales charges imposed by the NASD, the Class B distribution fees are further limited under a voluntary waiver of asset-based sales charges. See "Purchase of Shares - Limitations on the Payment of Deferred Sales Charges."

                             FINANCIAL HIGHLIGHTS


     The financial information in the tables below have been audited in conjunction with the annual audits of the financial statements of the Program by Deloitte & Touche LLP, independent auditors. Financial statements and the independent auditors' report thereon for each of the Portfolios for the fiscal year ended January 31, 1998 are included in the Statement of Additional Information. Further information about the performance of the Program is contained in the Program's most recent annual report to shareholders which may be obtained, without charge, by calling or by writing the Program at the telephone number or address on the front cover of this Prospectus.


     The following per share data and ratios have been derived from information provided in the Program's audited financial statements.



                                                                Fundamental Value Portfolio*
                                        -----------------------------------------------------------------------------
                                                       Class A                                Class B
                                        -----------------------------------------------------------------------------
                                                               For the Year Ended January 31,
                                        -----------------------------------------------------------------------------

                                            1998         1997        1996+        1998          1997        1996+
                                        ----------- ------------- ----------- ------------- ------------- ------------
Increase (Decrease) in Net Asset
 Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 period ............................... $ 13.58       $ 11.67      $  10.00     $ 13.39       $ 11.55       $ 10.00
                                        --------      -------      --------     -------       -------       -------
Investment income (loss) - net ........     .07        (  .01)          .25      (  .09)       (  .15)       (  .07)
Realized and unrealized gain on
 investments - net ....................    2.22          2.70          1.76         2.19         2.65          1.96
                                        --------      --------     --------     --------      --------      -------
Total from investment operations ......    2.29          2.69          2.01         2.10         2.50          1.89
                                        --------      --------     --------     --------      --------      -------
Less distributions:
 Realized gain on
  investments - net ...................    ( 1.89)      (  .78)      (  .20)      ( 1.74)       (  .66)      (  .20)
 In excess of realized gain on
  investments - net ...................         -            -       (  .11)           -             -       (  .11)
 Return of capital - net ..............         -            -       (  .03)           -             -       (  .03)
                                        ---------     --------     --------     --------      --------      -------
Total distributions ...................    ( 1.89)      (  .78)      (  .34)      ( 1.74)       (  .66)      (  .34)
                                        ---------     --------     --------     --------      --------      -------
Net asset value, end of period ........ $   13.98     $  13.58     $  11.67     $  13.75      $  13.39      $ 11.55
                                        =========     ========     ========     ========      ========      =======
Total Investment Return:**
Based on net asset value per share          17.12 %      23.20 %      20.10  %#    15.91 %     21.79   %      18.89%#
                                        =========     ========     ========     ========      ========      =======

Ratios to Average Net Assets:
Expenses, net of reimbursement ........      1.63 %       2.03 %       1.54  %     2.72  %      3.11   %       3.29%
                                        =========     ========     ========     ========      ========      =======
Expenses ..............................    1.63   %     2.03   %       2.00  %     2.72  %      3.11   %       3.39%
                                        =========     ========     ========     ========      ========      =======
Investment income (loss) - net ........     .48   %   (  .07   %)      1.99  %   (  .60  %)   ( 1.15   %)    (  .61%)
                                        =========     ========     ========     ========      ========      =======

Supplemental Data:
Net assets, end of period
 (in thousands) ....................... $     317   $      209     $    121     $ 48,073      $ 34,828      $20,989
                                        =========     ========     ========     ========      ========      =======
Portfolio turnover ....................     68.75   %    80.60 %      51.37  %     68.75 %       80.60 %      51.37%
                                        =========     ========     ========     ========      ========      =======
Average commission rate paid++ ......   $   .0572   $    .0539            -     $  .0572      $  .0539            -
                                        =========     ========     ========     ========      ========      =======



                                                                Fundamental Value Portfolio*
                                        -----------------------------------------------------------------------------

                                                        Class C                                Class D
                                        -----------------------------------------------------------------------------
                                                               For the Year Ended January 31,
                                        -----------------------------------------------------------------------------
                                             1998          1997        1996+        1998         1997        1996+
                                        ------------- ------------- ----------- ----------- ------------- -----------
Increase (Decrease) in Net Asset
 Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 period ...............................   $ 13.39       $ 11.55      $  10.00   $ 13.54       $ 11.65      $  10.00
                                          -------       -------      --------   --------      -------      --------
Investment income (loss) - net ........    (  .09)       (  .15)       (  .09)      .03        (  .04)          .03
Realized and unrealized gain on
 investments - net ....................      2.19          2.66          1.98      2.22          2.68          1.96
                                          --------      --------     --------   --------      --------     --------
Total from investment operations ......      2.10          2.51          1.89      2.25          2.64          1.99
                                          --------      --------     --------   --------      --------     --------
Less distributions:
 Realized gain on
  investments - net ...................     ( 1.74)       (  .67)      (  .20)     ( 1.85)      (  .75)      (  .20)
 In excess of realized gain on
  investments - net ...................          -             -       (  .11)          -            -       (  .11)
 Return of capital - net ..............          -             -       (  .03)          -            -       (  .03)
                                          --------      --------     --------   ---------     --------     --------
Total distributions ...................     ( 1.74)       (  .67)      (  .34)     ( 1.85)      (  .75)      (  .34)
                                          --------      --------     --------   ---------     --------     --------
Net asset value, end of period ........   $  13.75       $ 13.39      $  11.55   $ 13.94       $ 13.54      $  1.65
                                         =========      ========      ========   ========     ========      =======
Total Investment Return:**
Based on net asset value per share         15.93   %     21.82   %      18.89%#   16.89   %    22.82   %      19.90%#
                                        =========       ========     ========   =========      ========      =======
Ratios to Average Net Assets:
Expenses, net of reimbursement ........     2.75   %      3.15   %       3.38%     1.89   %     2.27   %       2.45%
                                        =========       ========     ========   =========      ========      =======
Expenses ..............................     2.75   %      3.15   %       3.46%     1.89   %     2.27   %       2.56%
                                        =========       ========     ========   =========      ========      =======
Investment income (loss) - net ........   (  .63   %)   ( 1.19   %)    (  .75%)     .23   %   (  .31   %)       .24%
                                        =========       ========     ========   =========      ========      =======
Supplemental Data:
Net assets, end of period
 (in thousands) ....................... $  22,896      $ 15,022     $  7,990   $   5,314      $ 4,180       $ 2,471
                                        =========       ========     ========   =========      ========      =======
Portfolio turnover ....................     68.75  %      80.60  %     51.37%      68.75  %     80.60  %      51.37%
                                        =========       ========     ========   =========      ========      =======
Average commission rate paid++ ........ $   .0572      $  .0539            -   $   .0572      $ .0539            -
                                        =========       ========     ========   =========      ========      =======



--------

*   Based on average shares outstanding.
**  Total investment returns exclude the effects of sales loads.

+   The Program commenced operations on February 1, 1995.

++ For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

# Aggregate total investment return.

                                                               Quality Bond Portfolio
                                       -----------------------------------------------------------------------
                                                     Class A                             Class B
                                       ----------------------------------- -----------------------------------
                                                           For the Year Ended January 31,
                                       -----------------------------------------------------------------------
                                           1998        1997       1996+        1998        1997       1996+
                                       ----------- ----------- ----------- ----------- ----------- -----------
Increase (Decrease) in Net Asset
 Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 period ..............................  $   9.79    $ 10.27     $  10.00    $   9.79    $ 10.27     $  10.00
                                        --------    -------     --------    --------    -------     --------
Investment income - net ..............       .69        .68          .62         .60        .59          .54
Realized and unrealized gain
 (loss) on investments - net .........       .31      (  .44)        .27         .30      (  .44)        .27
                                        --------    --------    --------    --------    --------    --------
Total from investment operations            1.00        .24          .89         .90        .15          .81
                                        --------    --------    --------    --------    --------    --------
Less dividends and distributions:
 Investment income - net .............     (  .69)    (  .68)     (  .62)      (  .60)    (  .59)     (  .54)
 Realized gain on
  investments - net ..................          -     (  .04)          -            -     (  .04)          -
                                        ---------   --------    --------    ---------   --------    --------
Total dividends and distributions          (  .69)    (  .72)     (  .62)      (  .60)    (  .63)     (  .54)
                                        ---------   --------    --------    ---------   --------    --------
Net asset value, end of period .......  $  10.10    $  9.79     $  10.27    $  10.09    $  9.79     $  10.27
                                        =========   ========    ========    =========   ========    ========
Total Investment Return:*
Based on net asset value per
 share ...............................      10.59%      2.51%       9.26%#       9.55%      1.62%       8.35%#
                                        =========   ========    ========    =========   ========    ========
Ratios to Average Net Assets:
Expenses, net of reimbursement .......        .00%       .00%        .00%         .75%       .78%        .79%
                                        =========   ========    ========    =========   ========    ========
Expenses .............................       2.62%      3.23%       2.60%        3.51%      4.08%       3.31%
                                        =========   ========    ========    =========   ========    ========
Investment income - net ..............       7.01%      6.85%       6.22%        6.14%      6.00%       5.52%
                                        =========   ========    ========    =========   ========    ========
Supplemental Data:
Net assets, end of period
 (in thousands) ......................  $   1,214   $  2,254    $  2,196    $   6,095   $  4,824    $  3,049
                                        =========   ========    ========    =========   ========    ========
Portfolio turnover ...................     114.61%     91.10%      86.68%      114.61%     91.10%      86.68%
                                        =========   ========    ========    =========   ========    ========



                                                               Quality Bond Portfolio
                                       -----------------------------------------------------------------------
                                                     Class C                             Class D
                                       ----------------------------------- -----------------------------------
                                                           For the Year Ended January 31,
                                       -----------------------------------------------------------------------
                                           1998        1997       1996+        1998        1997       1996+
                                       ----------- ----------- ----------- ----------- ----------- -----------
Increase (Decrease) in Net Asset
 Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 period ..............................  $   9.79    $ 10.27     $  10.00    $   9.79    $ 10.27     $  10.00
                                        --------    -------     --------    --------    -------     --------
Investment income - net ..............       .60        .58          .53         .66        .65          .60
Realized and unrealized gain
 (loss) on investments - net .........       .30      (  .44)        .27         .30      (  .44)        .27
                                        --------    --------    --------    --------    --------    --------
Total from investment operations             .90        .14          .80         .96        .21          .87
                                        --------    --------    --------    --------    --------    --------
Less dividends and distributions:
 Investment income - net .............     (  .60)    (  .58)     (  .53)      (  .66)    (  .65)     (  .60)
 Realized gain on
  investments - net ..................          -     (  .04)          -            -     (  .04)          -
                                        ---------   --------    --------    ---------   --------    --------
Total dividends and distributions          (  .60)    (  .62)     (  .53)      (  .66)    (  .69)     (  .60)
                                        ---------   --------    --------    ---------   --------    --------
Net asset value, end of period .......  $  10.09    $  9.79     $  10.27    $  10.09    $  9.79     $  10.27
                                        =========   ========    ========    =========   ========    ========
Total Investment Return:*
Based on net asset value per
 share ...............................       9.46%      1.55%       8.27%#      10.21%      2.25%       8.99%#
                                        =========   ========    ========    =========   ========    ========
Ratios to Average Net Assets:
Expenses, net of reimbursement .......        .80%       .85%        .87%         .25%       .16%        .19%
                                        =========   ========    ========    =========   ========    ========
Expenses .............................       3.60%      4.15%       3.44%        2.90%      3.47%       2.70%
                                        =========   ========    ========    =========   ========    ========
Investment income - net ..............       6.05%      5.93%       5.46%        6.75%      6.62%       6.11%
                                        =========   ========    ========    =========   ========    ========
Supplemental Data:
Net assets, end of period
 (in thousands) ......................  $   2,814   $  1,885    $  1,123    $     609   $    452    $    221
                                        =========   ========    ========    =========   ========    ========
Portfolio turnover ...................     114.61%     91.10%      86.68%      114.61%     91.10%      86.68%
                                        =========   ========    ========    =========   ========    ========


--------

* Total investment returns exclude the effects of sales loads.

+ The Program commenced operations on February 1, 1995.
# Aggregate total investment return.

                                                      US Government Securities Portfolio
                                    -----------------------------------------------------------------------
                                                  Class A                             Class B
                                    ----------------------------------- -----------------------------------
                                                        For the Year Ended January 31,
                                    -----------------------------------------------------------------------
                                        1998        1997       1996+        1998        1997       1996+
                                    ----------- ----------- ----------- ----------- ----------- -----------
Increase (Decrease) in Net
 Asset Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 period ...........................  $  10.20    $ 10.48     $  10.00    $  10.20    $ 10.48     $  10.00
                                     --------    -------     --------    --------    -------     --------
Investment income - net ...........       .69        .69          .76         .61        .60          .68
Realized and unrealized gain
 (loss) on investments - net              .35      (  .21)        .74         .35      (  .21)        .74
                                     --------    --------    --------    --------    --------    --------
Total from investment
 operations .......................      1.04        .48         1.50         .96        .39         1.42
                                     --------    --------    --------    --------    --------    --------
Less dividends and
 distributions:
 Investment income - net ..........     (  .69)    (  .69)     (  .76)      (  .61)    (  .60)     (  .68)
 Realized gain on
  investments - net ...............     (  .07)    (  .07)     (  .26)      (  .07)    (  .07)     (  .26)
                                     ---------   --------    --------    ---------   --------    --------
Total dividends and
 distributions ....................     (  .76)    (  .76)     ( 1.02)      (  .68)    (  .67)     (  .94)
                                     ---------   --------    --------    ---------   --------    --------
Net asset value, end of period       $  10.48    $ 10.20     $  10.48    $  10.48    $ 10.20     $  10.48
                                     =========   ========    ========    =========   ========    ========
Total Investment Return:*
Based on net asset value per
 share ............................      10.66%      4.76%      15.47%#       9.76%      3.90%      14.53%#
                                     =========   ========    ========    =========   ========    ========
Ratios to Average Net
 Assets:
Expenses, net of
 reimbursement ....................        .00%       .00%        .00%         .75%       .78%        .81%
                                     =========   ========    ========    =========   ========    ========
Expenses ..........................       2.00%      2.92%       2.54%        2.82%      3.72%       3.35%
                                     =========   ========    ========    =========   ========    ========
Investment income - net ...........       6.80%      6.69%       7.30%        5.94%      5.85%       6.28%
                                     =========   ========    ========    =========   ========    ========
Supplemental Data:
Net assets, end of period
 (in thousands) ...................  $   3,233   $  4,486    $  5,463    $   6,627   $  4,514    $  3,043
                                     =========   ========    ========    =========   ========    ========
Portfolio turnover ................     361.31%     27.32%     113.05%      361.31%     27.32%     113.05%
                                     =========   ========    ========    =========   ========    ========



                                                      US Government Securities Portfolio
                                    ------------------------------------------------------------------------
                                                  Class C                             Class D
                                    ----------------------------------- ------------------------------------
                                                        For the Year Ended January 31,
                                    ------------------------------------------------------------------------
                                        1998        1997       1996+        1998        1997       1996+
                                    ----------- ----------- ----------- ----------- ----------- -----------
Increase (Decrease) in Net
 Asset Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 period ...........................  $  10.19    $ 10.47     $  10.00    $  10.20    $ 10.48     $  10.00
                                     --------    -------     --------    --------    -------     --------
Investment income - net ...........       .60        .59          .67         .67        .66          .74
Realized and unrealized gain
 (loss) on investments - net              .36      (  .21)        .73         .35      (  .21)        .74
                                     --------    --------    --------    --------    --------    --------
Total from investment
 operations .......................       .96        .38         1.40        1.02        .45         1.48
                                     --------    --------    --------    --------    --------    --------
Less dividends and
 distributions:
 Investment income - net ..........     (  .60)    (  .59)     (  .67)      (  .67)    (  .66)     (  .74)
 Realized gain on
  investments - net ...............     (  .07)    (  .07)     (  .26)      (  .07)    (  .07)     (  .26)
                                     ---------   --------    --------    ---------   --------    --------
Total dividends and
 distributions ....................     (  .67)    (  .66)     (  .93)      (  .74)    (  .73)     ( 1.00)
                                     ---------   --------    --------    ---------   --------    --------
Net asset value, end of period       $  10.48    $ 10.19     $  10.47    $  10.48    $ 10.20     $  10.48
                                     =========   ========    ========    =========   ========    ========
Total Investment Return:*
Based on net asset value per
 share ............................       9.79%      3.83%      14.36%#      10.38%      4.49%      15.13%#
                                     =========   ========    ========    =========   ========    ========
Ratios to Average Net
 Assets:
Expenses, net of
 reimbursement ....................        .80%       .85%        .86%         .25%       .21%        .22%
                                     =========   ========    ========    =========   ========    ========
Expenses ..........................       2.90%      3.78%       3.41%        2.25%      3.14%       2.77%
                                     =========   ========    ========    =========   ========    ========
Investment income - net ...........       5.88%      5.78%       6.21%        6.53%      6.42%       6.90%
                                     =========   ========    ========    =========   ========    ========
Supplemental Data:
Net assets, end of period
 (in thousands) ...................  $   2,057   $  1,757    $  1,089    $     315   $    313    $    182
                                     =========   ========    ========    =========   ========    ========
Portfolio turnover ................     361.31%     27.32%     113.05%      361.31%     27.32%     113.05%
                                     =========   ========    ========    =========   ========    ========


--------

* Total investment returns exclude the effects of sales loads.

+  The Program commenced operations on February 1, 1995.
#  Aggregate total investment return.

                                                              Global Opportunity Portfolio*
                                       ----------------------------------------------------------------------------
                                                      Class A                               Class B
                                       ------------------------------------- --------------------------------------
                                                              For the Year Ended January 31,
                                       ----------------------------------------------------------------------------
                                           1998         1997        1996+        1998         1997         1996+
                                       ----------- ------------- ----------- ----------- -------------- -----------
Increase (Decrease) in Net Asset
 Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 period .............................. $ 11.93       $ 10.82      $  10.00   $ 11.86        $ 10.76       $ 10.00
                                       --------      -------      --------   --------       -------       -------
Investment income (loss) - net .......    .16           .15            .34      .02           (  .04)         .13
Realized and unrealized gain on
 investments and foreign
 currency transactions - net .........    .69          1.21            .77      .68           1.29            .85
                                       --------      -------      --------   --------       --------      -------
Total from investment operations          .85          1.36           1.11      .70           1.25            .98
                                       --------      -------      --------   --------       --------      -------
Less dividends and distributions:
 Investment income - net .............    (  .05)            -      (  .20)     (  .02)            -       (  .15)
 In excess of investment
  income on invest-
  ments - net ........................    (  .20)       (  .13)     (  .06)     (  .11)       (  .03)      (  .04)
 Realized gain on
  investments - net ..................    (  .99)       (  .12)          -      (  .99)       (  .12)           -
 In excess of realized gain on
  investments - net ..................    (  .14)            -      (  .03)     (  .14)            -       (  .03)
                                       ---------     ---------    --------   ---------      --------      -------
Total dividends and distributions         ( 1.38)       (  .25)     (  .29)     ( 1.26)       (  .15)      (  .22)
                                       ---------     ---------    --------   ---------      --------      -------
Net asset value, end of period ....... $ 11.40       $ 11.93      $  10.82   $ 11.30        $ 11.86       $ 10.76
                                       =========     =========    ========   =========      ========      =======
Total Investment Return:**
Based on net asset value per
 share ...............................    7.27   %     12.68   %     11.15%#    5.97   %     11.67   %       9.89%#
                                       =========     =========    ========   =========      ========      =======
Ratios to Average Net Assets:
Expenses, net of reimbursement .......    1.87   %      2.47   %      2.01%     2.96   %      3.76   %       3.50%
                                       =========     =========    ========   =========      ========      =======
Expenses .............................    1.87   %      2.90   %      2.32%     2.96   %      4.01   %       3.61%
                                       =========     =========    ========   =========      ========      =======
Investment income (loss) - net .......    1.28   %      1.83   %      2.92%      .18   %    (  .39   %)      1.20%
                                       =========     =========    ========   =========      ========      =======
Supplemental Data:
Net assets, end of period
 (in thousands) ...................... $     167     $     129    $  3,025   $  40,687    $   30,469      $16,117
                                       =========     =========    ========   =========    ==========      =======
Portfolio turnover ...................   99.11   %    125.68   %     83.14%    99.11   %    125.68   %      83.14%
                                       =========     =========    ========   =========    ==========      =======
Average commission rate paid++ ....... $   .0178     $   .0170           -   $   .0178    $    .0170            -
                                       =========     =========    ========   =========    ==========      =======





                                                              Global Opportunity Portfolio*
                                       ----------------------------------------------------------------------------
                                                      Class C                                Class D
                                       -------------------------------------- -------------------------------------
                                                              For the Year Ended January 31,
                                       ----------------------------------------------------------------------------
                                           1998         1997         1996+        1998         1997        1996+
                                       ----------- -------------- ----------- ----------- ------------- -----------
Increase (Decrease) in Net Asset
 Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 period .............................. $ 11.84        $ 10.75      $  10.00   $ 11.92       $ 10.80      $  10.00
                                       --------       -------      --------   --------      -------      --------
Investment income (loss) - net .......    .02           (  .05)         .12      .13           .05            .22
Realized and unrealized gain on
 investments and foreign
 currency transactions - net .........    .68           1.29            .85      .70          1.29            .85
                                       --------       --------     --------   --------      -------      --------
Total from investment operations          .70           1.24            .97      .83          1.34           1.07
                                       --------       --------     --------   --------      -------      --------
Less dividends and distributions:
 Investment income - net .............    (  .02)            -       (  .15)     (  .04)            -      (  .18)
 In excess of investment
  income on invest-
  ments - net ........................    (  .11)       (  .03)      (  .04)     (  .19)       (  .10)     (  .06)
 Realized gain on
  investments - net ..................    (  .99)       (  .12)           -      (  .99)       (  .12)          -
 In excess of realized gain on
  investments - net ..................    (  .14)            -       (  .03)     (  .14)            -      (  .03)
                                       ---------      --------     --------   ---------     ---------    --------
Total dividends and distributions         ( 1.26)       (  .15)      (  .22)     ( 1.36)       (  .22)     (  .27)
                                       ---------      --------     --------   ---------     ---------    --------
Net asset value, end of period ....... $ 11.28        $ 11.84      $  10.75   $ 11.39       $ 11.92      $  10.80
                                       =========      ========     ========   =========     =========    ========
Total Investment Return:**
Based on net asset value per
 share ...............................    5.99   %     11.61   %       9.81%#    7.02   %     12.56   %     10.80%#
                                       =========      ========     ========   =========     =========    ========
Ratios to Average Net Assets:
Expenses, net of reimbursement .......    3.00   %      3.81   %       3.58%     2.12   %      2.91   %      2.67%
                                       =========      ========     ========   =========     =========    ========
Expenses .............................    3.00   %      4.06   %       3.65%     2.12   %      3.17   %      2.77%
                                       =========      ========     ========   =========     =========    ========
Investment income (loss) - net .......     .13   %    (  .46   %)      1.07%     1.03   %       .48   %      2.00%
                                       =========      ========     ========   =========     =========    ========
Supplemental Data:
Net assets, end of period
 (in thousands) ...................... $  15,951    $   10,659     $  4,770   $   3,149     $   2,596    $  1,513
                                       =========    ==========     ========   =========     =========    ========
Portfolio turnover ...................   99.11   %    125.68   %      83.14%    99.11   %    125.68   %     83.14%
                                       =========    ==========     ========   =========     =========    ========
Average commission rate paid\^\^       $   .0178    $    .0170            -   $   .0178     $   .0170           -
                                       =========    ==========     ========   =========     =========    ========


--------

* Based on average shares outstanding.
**Total investment returns exclude the effects of sales loads.

+ The Program commenced operations on February 1, 1995.

++For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

# Aggregate total investment return.

                                                            Growth Opportunity Portfolio*
                                       -----------------------------------------------------------------------
                                                     Class A                             Class B
                                       ----------------------------------- -----------------------------------
                                        For the Year     For the Period     For the Year     For the Period
                                            Ended      February 2, 1996+        Ended      February 2, 1996+
                                         January 31,     to January 31,      January 31,     to January 31,
                                            1998              1997              1998              1997
                                       -------------- -------------------- -------------- --------------------
Increase (Decrease) in Net Asset
 Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 period ..............................   $ 11.79           $ 10.00           $ 11.68           $ 10.00
                                         -------           -------           -------           -------
Investment income (loss) - net .......     (  .07)            .03              (  .22)            (  .21)
Realized and unrealized gain on
 investments - net ...................     2.83              1.76              2.80               1.89
                                         --------          -------           --------          ---------
Total from investment operations .....     2.76              1.79              2.58               1.68
                                         --------          -------           --------          ---------
Less distributions from realized
 gain on investments - net ...........     ( 1.13)                -            (  .99)                 -
                                         --------          --------          --------          ---------
Net asset value, end of period .......   $ 13.42           $ 11.79           $ 13.27           $ 11.68
                                         ========          ========          ========          =========
Total Investment Return:**
Based on net asset value per share        23.52   %         17.90   %#        22.16   %          16.80   %#
                                         ========          ========          ========          =========
Ratios to Average Net Assets:
Expenses, net of reimbursement .......     1.98   %          2.44   %##        3.09   %           3.84   %##
                                         ========          ========          ========          =========
Expenses .............................     1.98   %          3.08   %##        3.09   %           4.00   %##
                                         ========          ========          ========          =========
Investment income (loss) - net .......   (  .55   %)          .23   %##      ( 1.66   %)        ( 1.93   %)##
                                         ========          ========          ========          =========
Supplemental Data:
Net assets, end of period (in
 thousands) .......................... $      207        $       58        $   25,752        $     9,816
                                       ==========        ==========        ==========        ===========
Portfolio turnover ...................    60.24   %         51.63   %         60.24   %          51.63   %
                                       ==========        ==========        ==========        ===========
Average commission rate paid++ ....... $    .0631        $    .0626        $    .0631        $     .0626
                                       ==========        ==========        ==========        ===========



                                                           Growth Opportunity Portfolio*
                                       ----------------------------------------------------------------------
                                                     Class C                            Class D
                                       ----------------------------------- ----------------------------------
                                        For the Year     For the Period     For the Year     For the Period
                                            Ended      February 2, 1996+        Ended      February 2, 1996+
                                         January 31,     to January 31,      January 31,     to January 31,
                                            1998              1997              1998              1997
                                       -------------- -------------------- -------------- -------------------
Increase (Decrease) in Net Asset
 Value:
Per Share Operating
 Performance:
Net asset value, beginning of
 period ..............................   $ 11.67           $ 10.00           $ 11.78          $ 10.00
                                         -------           -------           -------          -------
Investment income (loss) - net .......     (  .23)            (  .22)          (  .11)           (  .11)
Realized and unrealized gain on
 investments - net ...................     2.81               1.89             2.84              1.89
                                         --------          ---------         --------         ---------
Total from investment operations .....     2.58               1.67             2.73              1.78
                                         --------          ---------         --------         ---------
Less distributions from realized
 gain on investments - net ...........     (  .99)                 -           ( 1.09)                -
                                         --------          ---------         --------         ---------
Net asset value, end of period .......   $ 13.26           $ 11.67           $ 13.42          $ 11.78
                                         ========          =========         ========         =========
Total Investment Return:**
Based on net asset value per share        22.17   %          16.70   %#       23.30   %         17.80   %#
                                         ========          =========         ========         =========
Ratios to Average Net Assets:
Expenses, net of reimbursement .......     3.14   %           3.88   %##       2.23   %          2.94   %##
                                         ========          =========         ========         =========
Expenses .............................     3.14   %           4.05   %##       2.23   %          3.13   %##
                                         ========          =========         ========         =========
Investment income (loss) - net .......   ( 1.71   %)        ( 1.98   %)##    (  .80   %)       ( 1.00   %)##
                                         ========          =========         ========         =========
Supplemental Data:
Net assets, end of period (in
 thousands) .......................... $   13,059        $     4,649       $    1,612       $       819
                                       ==========        ===========       ==========       ===========
Portfolio turnover ...................    60.24   %          51.63   %        60.24   %         51.63   %
                                       ==========        ===========       ==========       ===========
Average commission rate paid++ ....... $    .0631        $     .0626       $    .0631       $     .0626
                                       ==========        ===========       ==========       ===========


--------

* Based on average shares outstanding.
**Total investment returns exclude the effects of sales loads.

 +Commencement of operations.

++For fiscal years beginning on or after September 1, 1995, the Portfolio is required to disclose its average commission rate per share for purchases and sales of equity securities. The "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into U.S. dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

# Aggregate total investment return.
##Annualized.

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

     Investment in Fixed Income Securities. All of the Portfolios are authorized to invest in fixed income securities. To the extent a portfolio invests in fixed income securities, the net asset value of its shares will be affected by changes in the general level of interest rates. Typically, when interest rates decline, the value of a portfolio of fixed income securities can be expected to rise. Conversely, when interest rates rise typically the value of a portfolio of fixed income securities can be expected to decline. See "Other Investment Policies and Practices of the Portfolios - Investments in Debt Securities."

     Investments in Foreign Securities. The Fundamental Value Portfolio may invest up to 30% of its total assets, the Growth Opportunity Portfolio may invest up to 20% of its total assets and the Global Opportunity Portfolio may invest without limitation, in the securities of foreign issuers. Investments in securities of foreign entities and securities denominated in foreign currencies involve risks not typically involved in domestic investment, including fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign or U.S. governmental laws or restrictions applicable to such investments. Since the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of investments in the portfolio and the unrealized appreciation or depreciation of investments insofar as U.S. investors are concerned. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios' assets denominated in those currencies and the corresponding Portfolio's yield on such assets. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets. These forces are, in turn, affected by the international balance of payments and other economic and financial conditions, government intervention, speculation, and other factors. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

     With respect to certain foreign countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could affect investment in those countries. There may be less publicly available information about a foreign financial instrument than about a U.S. instrument, and foreign entities may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. entities are subject. Foreign financial markets, while growing in volume, generally have substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fundamental Value, Global Opportunity or Growth Opportunity Portfolios are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause that Portfolio to miss attractive investment opportunities. Inability to dispose of securities in a Portfolio due to settlement problems could result either in losses to that Portfolio due to subsequent declines in value of the portfolio securities or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Costs associated with transactions in foreign securities generally are higher than costs associated with transactions in U.S. securities. There is generally less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States.

     The operating expense ratios of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios can be expected to be higher than those of an investment company investing exclusively in U.S. securities because the expenses of each Portfolio, such as custodial costs, may be higher.

     Dividends and interest received by the Global Opportunity Portfolio and, to a lesser extent, the Fundamental Value and Growth Opportunity Portfolios, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Where their participation in such Portfolios is in an IRA, shareholders will generally not be able to credit or deduct such taxes in computing their taxable incomes. See "Taxes."

     International Investing in Countries with Smaller Capital Markets. The risks associated with investments in foreign securities discussed above are often heightened for investments in small capital markets.

     There may be less publicly available information about an issuer in a smaller capital market than would be available about a U.S. company, and it may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. As a result, traditional investment measurements, such as price/earnings ratios, as used in the United States, may not be applicable in certain capital markets.

     Smaller capital markets, while often growing in trading volume, typically have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in the Portfolio's incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the Portfolio due to subsequent declines in value of the portfolio security or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

     As a result, management of the Program may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country. The Portfolios may invest in countries in which foreign investors, including management of the Program, have had no or limited prior experience.

     Investments in Lower Rated Securities. The Global Opportunity Portfolio has established no rating criteria for the fixed income securities in which it may invest. Securities rated in the medium to lower rating categories of nationally recognized rating agencies (commonly referred to as "junk bonds") are predominately speculative with respect to the capacity to pay interest and repay principal in accordance with the terms of the security and generally involve a greater volatility of price than securities in higher rating categories. The Portfolio does not intend to purchase securities that are in default. See "Other Investment Policies and Practices of the Portfolios - Investments in Debt Securities."

     Derivative Investments. In order to seek to enhance income or to hedge various portfolio positions, including to hedge against price movements in markets in which the Portfolios anticipate increasing their exposure, the Portfolios may invest in certain instruments which may be characterized as derivative investments. These investments include various types of interest rate transactions, options and futures. Such investments also may consist of indexed securities, including inverse securities. The Program has express limitations on the percentage of its assets that may be committed to certain of such investments. Other of such investments have no express quantitative limitations, although they may be made solely for hedging purposes, not for speculation, and may in some cases require limitations as to the type of permissible counter-party to the transaction. Interest rate transactions involve the risk of an imperfect correlation between the index used in the hedging transactions and that pertaining to the securities which are the subject of such transactions. Similarly, utilization of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or interest rates which are the subject of the hedge. Investments in indexed securities, including inverse securities, subject the Portfolios to the risks associated with changes in the particular indexes, which may include reduced or eliminated interest payments and losses of invested principal. An investment in derivative instruments for the purpose of enhancing income may have certain speculative characteristics and may increase a Portfolio's volatility. For a further discussion of the risks associated with these investments, see "Other Investment Policies and Practices of the Portfolios - Indexed and Inverse Securities" " - Portfolio Strategies Involving Options and Futures" and Appendix A - "Options and Futures Transactions." Management of the Program believes the above investments are appropriate for the Portfolios.

     Non-Diversified Status. The Growth Opportunity Portfolio is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended (the "Investment Company Act"), which means that the Portfolio is not limited by the Investment Company Act in the proportion of its assets that may be invested in the obligations of a single issuer. Thus, the Portfolio may invest a greater proportion of its assets in the securities of a smaller number of issuers and, as a result, will be subject to greater risk of loss with respect to its portfolio securities. The Portfolio, however, intends to comply with the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company. See "Investment Objectives and Policies - Growth Opportunity Portfolio" and "Additional Information - Taxes."


                      INVESTMENT OBJECTIVES AND POLICIES

     The Program consists of five separate Portfolios: the Fundamental Value Portfolio, the Quality Bond Portfolio, the U.S. Government Securities Portfolio, the Global Opportunity Portfolio and the Growth Opportunity Portfolio, each with its own separate investment objectives. Each of the Portfolios pursues its investment objectives through separate investment policies. Set forth below are the specific investment objectives and policies of each Portfolio, followed by a description of general investment policies applicable to some or all of the Portfolios. Management of the Program believes that all of the Portfolios' investments will be appropriate for the retirement plans, CBA(Reg. TM) and CMA(Reg. TM) accounts for which the Program is designed.


Fundamental Value Portfolio

     The Fundamental Value Portfolio seeks capital appreciation and, secondarily, income by investing in securities, with at least 65% of the Portfolio's assets being invested in equities. These objectives are fundamental policies of the Fundamental Value Portfolio and may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. The Portfolio seeks special opportunities in securities that the Investment Adviser believes are undervalued and therefore represent investment value, including securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out-of-favor considerations. Particular emphasis is placed on securities which provide an above-average dividend return and sell at a below-average price-earnings ratio. There can be no assurance that the objectives of the Fundamental Value Portfolio will be achieved.

     Investment emphasis is on equities, primarily common stock and, to a lesser extent, securities convertible into common stocks. The Fundamental Value Portfolio also may invest in preferred stocks and non-convertible debt securities. The Portfolio may invest up to 30% of its total assets, taken at market value at the time of acquisition, in the securities of foreign issuers.

     See "Other Investment Policies and Practices of the Portfolios" below for additional investment policies applicable to the Fundamental Value Portfolio.


Quality Bond Portfolio

     The Quality Bond Portfolio seeks a high level of current income and, secondarily, capital appreciation through investment in a diversified portfolio of debt obligations, such as corporate bonds and notes, convertible securities, preferred stocks and governmental obligations. The Portfolio will invest primarily in securities rated in the top three rating categories (typically "A" or better) of a nationally recognized rating agency such as Moody's, S&P or Fitch, or in securities that possess, in the judgment of the Investment Adviser, similar credit characteristics. This objective is a fundamental policy of the Quality Bond Portfolio and may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. The credit risk of the Portfolio should be minimized by the quality of the bonds in which it will invest, but the long maturities that typically provide the best yields will subject the Portfolio to possible substantial price changes resulting from market yield fluctuations. Portfolio management strategy will attempt to mitigate adverse price changes and optimize favorable price changes through active trading that shifts the maturity and/or quality structure of the Portfolio within the overall investment guidelines. There can be no assurance that the objectives of the Quality Bond Portfolio will be achieved.

     The Quality Bond Portfolio may continue to hold securities which, after being purchased by the Portfolio, are downgraded to a rating below the top three rating categories of a nationally recognized rating agency as well as any unrated securities which, in the Investment Adviser's judgment, have suffered a similar decline in quality.

     The securities in the Quality Bond Portfolio will be varied from time to time depending upon the judgment of management as to prevailing conditions in the economy and the securities markets and the prospects for interest rate changes among different categories of fixed income securities. The Portfolio anticipates that under normal circumstances more than 90% of the assets of the Portfolio will be invested in fixed income securities, including convertible and nonconvertible debt securities and preferred stock. In addition, as a matter of operating policy, at least 65% of the assets of the Portfolio will under normal circumstances be invested in corporate bonds. The remaining assets of the Portfolio may be held in cash or, as described herein, may be used in connection with hedging transactions in futures contracts, related options, and options on debt securities, or in connection with non-hedging transactions in options on debt securities. The Portfolio does not intend to invest in common stocks, rights or other equity securities. Transactions in options on debt securities for non-hedging purposes may have certain speculative characteristics.

     See "Other Investment Policies and Practices of the Portfolios" below for additional investment policies applicable to the Quality Bond Portfolio.

U.S. Government Securities Portfolio

     The U.S. Government Securities Portfolio seeks a high current return through investments in U.S. Government and Government agency securities, including GNMA mortgage-backed certificates and other mortgage-backed government securities. This investment objective is a fundamental policy of the Portfolio which may not be changed without a vote of a majority of the Portfolio's outstanding voting securities. There can be no assurance that the objectives of the U.S. Government Securities Portfolio will be achieved.

     The securities in which the U.S. Government Securities Portfolio may invest are marketable securities issued or guaranteed by the U.S. Government, by various agencies of the U.S. Government and by various instrumentalities which have been established or sponsored by the U.S. Government ("U.S. Government securities"). Certain of these obligations, including U.S. Treasury bills, notes and bonds and securities of GNMA and the Federal Housing Administration ("FHA"), are issued or guaranteed by the U.S. Government and supported by the full faith and credit of the United States. Other U.S. Government securities are issued or guaranteed by Federal agencies or government-sponsored enterprises and are not direct obligations of the United States but involve sponsorship or guarantees by Government agencies or enterprises. The guarantee by Federal agencies or government-sponsored enterprises of their securities does not extend to the Program's shares. These obligations include securities that are supported by the right of the issuer to borrow from the Treasury, such as obligations of Federal Home Loan Banks, and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association ("FNMA") bonds. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Portfolio will invest in obligations issued by these instrumentalities where the Portfolio is satisfied that the credit risk with respect to the issuers is minimal. In addition, the Portfolio may invest up to 5% of its assets in obligations issued or guaranteed by the International Bank for Reconstruction and Development (the "World Bank").

     The Portfolio has authority to invest in all U.S. Government securities. It is anticipated that under certain circumstances as described below, a significant portion of its portfolio of U.S. Government securities may consist of GNMA mortgaged-backed certificates ("GNMA Certificates") and other U.S. Government securities representing ownership interests in mortgage pools.


     The Investment Adviser will effect portfolio transactions without regard to any holding period if, in its judgment, such transactions are advisable in light of a change in general market, economic or financial conditions. A high portfolio turnover rate involves correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Portfolio. Such turnover also has certain tax consequences for the Portfolio.


     See "Other Investment Policies and Practices of the Portfolios" below for additional investment policies applicable to the U.S. Government Securities Portfolio.


Global Opportunity Portfolio

     The Global Opportunity Portfolio seeks a high total investment return through a fully-managed investment policy utilizing United States and foreign equity, debt and money market securities, the combination of which will be varied from time to time, both with respect to types of securities and markets, in response to changing market and economic trends. Total investment return is the aggregate of capital value changes and income. This objective is a fundamental policy of the Global Opportunity Portfolio and may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There can be no assurance that the objectives of the Global Opportunity Portfolio will be achieved.

     The Global Opportunity Portfolio will invest in a portfolio of U.S. and foreign equity, debt and money market securities. The composition of the portfolio among these securities and markets will be varied from time to time by the Investment Adviser in response to changing market and economic trends. This fully managed investment approach provides the Portfolio with the opportunity to benefit from anticipated shifts in the relative performance of different types of securities and different capital markets. For example, at times the Portfolio may emphasize investments in equity securities in anticipation of significant advances in stock markets and at times may emphasize debt securities in anticipation of significant declines in interest rates. Similarly, the Portfolio may emphasize foreign markets in its security selection when such markets are expected to outperform, in U.S. dollar terms, the U.S. markets. The Portfolio will seek to identify longer-term structural or cyclical changes in the various economies and markets of the world which are expected to benefit certain capital markets and certain securities in those markets to a greater extent than other investment opportunities.

     In determining the allocation of assets among capital markets, the Investment Adviser will consider, among other factors, the relative valuation, condition and growth potential of the various economies, including current and anticipated changes in the rates of economic growth, rates of inflation, corporate profits, capital reinvestment, resources, self-sufficiency, balance of payments, governmental deficits or surpluses and other pertinent financial, social and political factors which may affect such markets. In allocating among equity, debt and money market securities within each market, the Investment Adviser also will consider the relative opportunity for capital appreciation of equity and debt securities, dividend yields, and the level of interest rates paid on debt securities of various maturities.

     While there are no prescribed limits on the geographical allocation of the Portfolio's assets, the Investment Adviser anticipates that it will invest primarily in the securities of corporate and governmental issuers domiciled or located in the U.S., Canada, Western Europe and the Far East. In addition, the Investment Adviser anticipates that a portion of the Portfolio's assets normally will be invested in the U.S. securities markets and the other major capital markets. Under normal conditions, the Portfolio's investments will be denominated in at least three currencies or multinational currency units. However, the Portfolio reserves the right to invest substantially all of its assets in U.S. markets or U.S. dollar-denominated obligations when market conditions warrant.

     Similarly, there are no prescribed limits on the allocation of the Portfolio's assets among equity, debt and money market securities. Therefore, at any given time, the Portfolio's assets may be primarily invested in either equity, debt or money market securities or in any combination thereof. However, the Investment Adviser anticipates that the Portfolio's holdings generally will include both equity and debt securities.

     The Global Opportunity Portfolio may invest up to 34% of the Portfolio's assets in debt securities rated below "investment grade" (i.e., Ba or lower by Moody's or BB or lower by S&P or Fitch) or which possess, in the judgment of the Investment Adviser, similar credit characteristics. Investment in debt securities rated in the medium to lower rating categories of a nationally recognized rating agency or in unrated securities of comparable quality involve special risks which are described more fully below under "Other Investment Policies and Practices of the Portfolios - Investments in Debt Securities - Credit Quality."

     See "Other Investment Policies and Practices of the Portfolios" below for additional investment policies applicable to the Global Opportunity Portfolio.


Growth Opportunity Portfolio

     The Growth Opportunity Portfolio seeks long-term growth of capital. The Portfolio will seek to achieve its investment objective by investing in a portfolio of equity securities placing particular emphasis on companies that have exhibited above-average growth rates in earnings. The investment objective of the Portfolio set forth in the first sentence of this paragraph is a fundamental policy of the Portfolio which may not be changed without approval of a majority of the Portfolio's outstanding voting securities.

     The Portfolio will give particular emphasis to companies which possess above-average growth rates in earnings, resulting from a variety of factors including, but not limited to, above-average growth rates in sales, profit margin improvement, proprietary or niche products or services, leading market shares, and underlying strong industry growth. Management of the Portfolio believes that companies which possess above-average earnings growth frequently provide the prospect of above-average stock market returns, although such companies tend to have higher relative stock market valuations. Emphasis also will be given to companies having medium to large stock market capitalizations ($500 million or more).

     Investment emphasis will be on equities, primarily common stocks and, to a lesser extent, securities convertible into common stocks. The Portfolio also may invest in nonconvertible preferred stocks and debt securities during temporary periods as market or economic conditions may warrant. Up to 5% of the Portfolio's total assets may be invested in debt securities rated below investment grade (i.e., Ba or lower by Moody's or BB or lower by S&P or Fitch), or which possess, in the judgment of the Investment Adviser, similar credit characteristics. See "Other Investment Policies and Practices of the Portfolios
- Investments in Debt Securities - Credit Quality."

     The Portfolio may invest up to 20% of its total assets in equity securities of foreign issuers with the foregoing characteristics. Except as otherwise set forth herein, there are no prescribed limits on the geographical allocation of the Portfolio's assets. (Purchases of American Depositary Receipts ("ADRs"), however, will not be subject to this restriction.) The Portfolio may invest in securities of foreign issuers in the form of ADRs, European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.

     The Growth Opportunity Portfolio is classified as non-diversified within the meaning of the Investment Company Act, which means that the Portfolio is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. The Portfolio's investments will be limited, however, in order to qualify for the special tax treatment afforded regulated investment companies under the Code. See "Additional Information - Taxes". To qualify, the Portfolio will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer. A fund which elects to be classified as "diversified" under the Investment Company Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets. To the extent that the Portfolio assumes large positions in the securities of a small number of issuers, the Portfolio's net asset value may fluctuate to a greater extent than that of the other Portfolios or of another diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

     For purposes of the diversification requirements set forth above with respect to regulated investment companies, and to the extent required by the Commission, the Portfolio, as a non-fundamental policy, will consider securities issued or guaranteed by the government of any one foreign country as the obligations of a single issuer.

     See "Other Investment Policies and Practices of the Portfolios" below for additional investment policies applicable to the Growth Opportunity Portfolio.


           OTHER INVESTMENT POLICIES AND PRACTICES OF THE PORTFOLIOS

   Set forth below are additional investment policies applicable to some or all of the Portfolios.


Investments in Equity Securities

     The Fundamental Value Portfolio will invest primarily (at least 65% of the Portfolio's net assets) in equity securities. The Growth Opportunity Portfolio will also, except during temporary periods as market or economic conditions may warrant, maintain at least 65% of its total assets invested in equity securities. A significant portion of the Global Opportunity Portfolio also may be invested in equity securities. In purchasing equity securities for these Portfolios, the Investment Adviser will seek to identify the securities of companies and industry sectors which are expected to provide high total return relative to alternative equity investments. These Portfolios generally will seek to invest in securities the Investment Adviser believes to be undervalued. Undervalued issues include securities selling at a discount from the price-to-book value ratios and price-earnings ratios computed with respect to the relevant stock market averages. A Portfolio also may consider as undervalued securities selling at a discount from their historic price-to-book value or price-earnings ratios, even though these ratios may be above the ratios for the stock market averages. Securities offering dividend yields higher than the yields for the relevant stock market averages or higher than such securities' historic yield may also be considered to be undervalued. The Portfolios may also invest in the securities of small and emerging growth companies when such companies are expected to provide a higher total return than other equity investments. Such companies are characterized by rapid historical growth rates, above-average returns on equity or special investment value in terms of their products or services, research capabilities or other unique attributes. The Investment Adviser will seek to identify small and emerging growth companies that possess superior management, marketing ability, research and product development skills and sound balance sheets.

     Investment in the securities of small and emerging growth companies involves greater risk than investment in larger, more established companies. Such risks include the fact that securities of small or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. Also, these companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.

     There may be periods when market and economic conditions exist that favor certain types of tangible assets as compared to other types of investments.


Investments in Debt Securities

     The Quality Bond and U.S. Government Securities Portfolios will invest primarily in debt securities. A significant portion of the Global Opportunity Portfolio also may be invested in debt securities. The Growth Opportunity Portfolio may also invest up to 5% of its total assets in debt securities. The average maturity of a Portfolio's holdings of debt securities will vary based on the Investment Adviser's assessment of pertinent economic and market conditions. As with all debt securities, changes in market yields will affect the value of such securities.

Prices generally increase when interest rates decline and decrease when interest rates rise. Prices of longer term securities generally fluctuate more in response to interest rate changes than do shorter term securities.

     The debt securities in which these Portfolios may invest include securities issued or guaranteed by the U.S. Government and its agencies or instrumentalities and debt obligations issued by U.S. corporations. Such securities may include mortgage-backed securities issued or guaranteed by U.S. governmental entities or by private issuers. In addition, the Fundamental Value and Global Opportunity Portfolios may invest in debt securities issued by foreign corporations or issued or guaranteed by foreign governments (including foreign states, provinces and municipalities), by agencies and instrumentalities thereof or by international organizations designed or supported by multiple governmental entities (which are not obligations of the U.S. Government or foreign governments) to promote economic reconstruction or development ("supranational entities") such as the World Bank.

     GNMA Certificates and Other Mortgage-Backed Government Securities. The U.S. Government Securities and Global Opportunity Portfolios may invest in GNMA Certificates and other mortgage-backed government securities. GNMA Certificates are mortgage-backed securities of the modified pass-through type, which means that both interest and principal payments (including prepayments) are passed through monthly to the holder of the Certificate. The National Housing Act provides that the full faith and credit of the United States is pledged to the timely payment of principal and interest by GNMA of amounts due on these GNMA Certificates. Each Certificate evidences an interest in a specific pool of mortgage loans insured by the FHA or the Farmers Home Administration or guaranteed by the Veterans Administration ("VA"). GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development.

     The average life of GNMA Certificates varies with the maturities of the underlying mortgage instruments which have maximum maturities of 30 years. The average life is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of prepayments or refinancing of such mortgages. Such prepayments are passed through to the registered holder with the regular monthly payments of principal and interest. In addition, GNMA offers a pass-through security backed by adjustable-rate mortgages. As prepayment rates vary widely, it is not possible to predict accurately the average life of a particular pool. The actual yield of each GNMA Certificate is influenced by the prepayment experience of the mortgage pool underlying the certificate.

     In addition to GNMA Certificates, the U.S. Government Securities and Global Opportunity Portfolios may invest in mortgage-backed securities issued by FNMA and by the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA, a federally-chartered and privately-owned corporation, issues pass-through securities and certificates representing an interest in a pool of FNMA pass-through securities which are guaranteed as to payment of principal and interest by FNMA. FHLMC, a corporate instrumentality of the United States, issues participation certificates which represent an interest in mortgages from FHLMC's portfolio and securities representing an interest in a pool of FHLMC participation certificates. FHLMC guarantees the timely payment of interest and the ultimate collection of principal. As is the case with GNMA Certificates, the actual maturity of and realized yield on particular FNMA and FHLMC mortgage-backed securities will vary based on the prepayment experience of the underlying pool of mortgages. Securities guaranteed by FNMA and FHLMC are not backed by the full faith and credit of the United States.

     Mortgage-backed U.S. Government securities typically provide a higher potential for current income than other types of U.S. Government securities; however, U.S. Treasury bills, notes and bonds typically provide a higher potential for capital appreciation than mortgage-backed securities.

     Payments of principal of and interest on mortgage-backed securities are made more frequently than are payments on conventional debt securities. In addition, holders of mortgage-backed securities may receive unscheduled payments of principal at any time representing prepayments on the underlying mortgage loans or financial assets. Such prepayments may usually be made by the related obligor without penalty. Prepayment rates are affected by changes in prevailing interest rates and numerous other economic, geographic, social and other factors. Changes in the rate of prepayments will generally affect the yield to maturity of the security. Moreover, when the holder of the security attempts to reinvest prepayments or even the scheduled payments of principal and interest, it may receive a rate of interest which is higher or lower than the rate on the mortgage-backed securities originally held. To the extent that mortgage-backed securities are purchased at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If such securities are bought at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns of the Portfolio.

     Stripped Mortgage-Backed Securities. The U.S. Government Securities and Global Opportunity Portfolios may invest in stripped mortgage-backed securities ("SMBSs") issued by agencies or instrumentalities of the United States. SMBSs are derivative multiclass mortgage-backed securities. SMBS arrangements commonly involve two classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common variety of SMBS is where one class (the principal-only or "PO" class) receives some of the interest and most of the principal from the underlying assets, while the other class (the interest-only or "IO" class) receives most of the interest and the remainder of the principal. In the most extreme case, the IO class receives all of the interest, while the PO class receives all of the principal. While a Portfolio may purchase securities of a PO class, it is more likely to purchase the securities of an IO class. The yield to maturity of an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying assets, and a rapid rate of principal payments in excess of that considered in pricing the securities will have a material adverse effect on an IO security's yield to maturity. If the underlying mortgage assets experience greater than anticipated payments of principal, a Portfolio may fail to recoup fully its initial investment in IOs. In addition, there are certain types of IOs which represent the interest portion of a particular class as opposed to the interest portion of the entire pool. The sensitivity of this type of IO to interest rate fluctuations may be increased because of the characteristics of the principal portion to which they relate. As a result of the above factors, the Portfolios generally will purchase IOs only as a component of so-called "synthetic" securities. This means that purchases of IOs will be matched with certain purchases of other securities such as inverse floating rate collateralized mortgage obligations ("CMOs") or fixed rate securities; as interest rates fall, presenting a greater risk of unanticipated prepayments of principal, the negative effect on the Portfolio because of its holdings of IOs should be diminished somewhat because of the increased yield on the inverse floating rate CMOs or the increased appreciation on the fixed rate securities. IOs and POs of SMBSs are considered by the staff of the Commission to be illiquid securities and, consequently, as long as the staff maintains this position, the Portfolio will not invest in IOs or POs in an amount which, taken together with the Portfolio's other investments in illiquid securities, exceeds 15% (10% to the extent required by certain state laws) of the Portfolio's total assets.

     Foreign Debt Securities. The obligations of foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing power. These obligations may or may not be supported by the full faith and credit of a foreign government. The Global Opportunity Portfolio will invest in foreign government securities of issuers considered stable by the Investment Adviser. The Investment Adviser does not believe that the credit risk inherent in the obligations of stable foreign governments is significantly greater than that of U.S. Government securities.

     Portfolio Maturity. Neither the U.S. Government Securities Portfolio nor the portion of the Global Opportunity or Growth Opportunity Portfolios invested in debt securities is limited as to the maturities of its portfolio investments. The Investment Adviser may adjust the average maturity of a Portfolio's investments from time to time, depending on its assessment of the relative yields available on securities of different maturities and its assessment of future interest rate patterns. Thus, at various times the average maturity of the Portfolio may be relatively short (from under one year to five years, for example) and at other times may be relatively long (over 10 years, for example).

     Credit Quality. The Quality Bond Portfolio will invest primarily in securities rated in the top three (typically A or better) rating categories of a nationally recognized rating agency such as Moody's, S&P or Fitch, or in securities that possess, in the judgment of the Investment Adviser, similar credit characteristics.

     The Investment Adviser considers the ratings assigned by nationally recognized rating agencies as one of several factors in its independent credit analysis of issuers. If a debt security in the Quality Bond Portfolio is downgraded below A the Investment Adviser will consider factors such as price, credit risk, market conditions and interest rates and will sell such security only if, in the Investment Adviser's judgment, it is advantageous to do so.


     The Global Opportunity Portfolio is authorized to invest without limitation and the Growth Opportunity Portfolio is authorized to invest up to 5% of its total assets in fixed income securities rated below Ba by Moody's or BB by S&P or Fitch or in unrated securities which, in the Investment Adviser's judgment, possess similar credit characteristics ("high yield bonds"). The Program's Board of Directors has adopted a policy that the Global Opportunity Portfolio will not invest more than 34% of its assets in obligations rated by a nationally recognized rating agency below investment grade, or in obligations deemed by the Investment Adviser to possess similar credit characteristics. Investment in high yield bonds (which are sometimes referred to as "junk" bonds) involves substantial risk. Investments in high yield bonds will be made only when, in the judgment of the Investment Adviser, such securities provide attractive total return potential, relative to the risk of such securities, as compared to higher quality debt securities. Securities rated BB or lower by S&P or Fitch or Ba or lower by Moody's are considered by those rating agencies to have varying degrees of speculative characteristics. Consequently, although high yield bonds can be expected to provide higher yields, such securities may be subject to greater market price fluctuations and risk of loss of principal than lower yielding, higher rated fixed income securities. The Global Opportunity and Growth Opportunity Portfolios will not invest in debt securities in the lowest rating categories (CC or lower for S&P or Fitch or Ca or lower for Moody's) unless the Investment Adviser believes that the financial condition of the issuer or the protection afforded the particular securities is stronger than would otherwise be indicated by such low ratings. See Appendix B
- "Long-Term and Short-Term Obligation Ratings" for additional information regarding high yield bonds.


     High yield bonds may be issued by less creditworthy companies or by larger, highly leveraged companies and are frequently issued in corporate restructurings such as mergers and leveraged buyouts. Such securities are particularly vulnerable to adverse changes in the issuer's industry and in general economic conditions. High yield bonds frequently are junior obligations of their issuers, so that in the event of the issuer's bankruptcy, claims of the holders of high yield bonds will be satisfied only after satisfaction of the claims of senior security holders. While the high yield bonds in which the Portfolios may invest normally do not include securities which, at the time of investment, are in default or the issuers of which are in bankruptcy, there can be no assurance that such events will not occur after the Portfolios purchase a particular security, in which case the Portfolios may experience losses and incur costs.

     High yield bonds tend to be more volatile than higher rated fixed income securities so that adverse economic events may have a greater impact on the prices of high yield bonds than on higher rated fixed income securities.

Like higher rated fixed income securities, high yield bonds are generally purchased and sold through dealers who make a market in such securities for their own accounts. However, there are fewer dealers in the high yield bond market which may be less liquid than the market for higher rated fixed income securities even under normal economic conditions. Also, there may be significant disparities in the prices quoted for high yield bonds by various dealers. Adverse economic conditions or investor perceptions (whether or not based on economic fundamentals) may impair the liquidity of this market and may cause the prices the Portfolio receives for its high yield bonds to be reduced, or the Portfolios may experience difficulty in liquidating a portion of its portfolio. Under such conditions, judgment may play a greater role in valuing certain of the Portfolios' securities than in the case of securities trading in a more liquid market.


Investments in Securities Denominated in Foreign Currencies

     The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios may invest in securities denominated in currencies other than the U.S. dollar. In selecting securities denominated in foreign currencies, the Investment Adviser will consider, among other factors, the effect of movement in currency exchange rates on the U.S. dollar value of such securities. An increase in the value of a currency will increase the total return to the Portfolio of securities denominated in such currency. Conversely, a decline in the value of the currency will reduce the total return. The Investment Adviser may seek to hedge all or a portion of a Portfolio's foreign securities through the use of forward foreign currency contracts, currency options, futures contracts and options thereon or derivative securities. See "Indexed and Inverse Securities" and "Portfolio Strategies Involving Options and Futures" below and Appendix A - "Options and Futures Transactions."


Investments in Money Market Securities

     The Global Opportunity Portfolio may invest a significant portion of its assets in short-term, high quality debt instruments. In addition, for temporary or defensive purposes or in anticipation of redemptions, each of the Portfolios is authorized to invest up to 100% of its assets in such money market instruments, including obligations of or guaranteed by the U.S. Government or its instrumentalities or agencies, certificates of deposit, bankers' acceptances and other bank obligations, commercial paper rated in the highest category by a nationally recognized rating agency or other fixed income securities deemed by the Investment Adviser to be consistent with the objectives of the Portfolio, or the Portfolio may hold its assets in cash. The obligations of commercial banks may be issued by U.S. banks, foreign branches of U.S. banks ("Eurodollar" obligations) or U.S. branches of foreign banks ("Yankeedollar" obligations). Except during extraordinary periods, the Growth Opportunity Portfolio would not expect that such securities or cash held for redemptions would exceed 20% of its total assets.

When-Issued Securities, Forward Commitments and Delayed Delivery Transactions

     Each Portfolio may purchase securities on a when-issued or forward commitment basis and may purchase or sell securities for delayed delivery. These transactions occur when securities are purchased or sold by a Portfolio with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Portfolio at the time of entering into the transaction. Although none of the Portfolios has established limits on the percentage of its assets that may be committed in connection with such transactions, each Portfolio will maintain with the Program's custodian a segregated account of cash, cash equivalents, U.S. Government securities or other high grade liquid debt or equity securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the amount of the Portfolio's commitment in connection with such purchase transactions.

Standby Commitment Agreements

     Each Portfolio may from time to time enter into standby commitment agreements. Such agreements commit a Portfolio, for a stated period of time, to purchase a stated amount of a fixed income security which may be issued and sold to the Portfolio at the option of the issuer. The price and coupon of the security is fixed at the time of the commitment. At the time of entering into the agreement, the Portfolio is paid a commitment fee, regardless of whether or not the security is ultimately issued, which typically is approximately 0.5% of the aggregate purchase price of the security which the Portfolio has committed to purchase. A Portfolio will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price which is considered advantageous to the Portfolio. None of the Portfolios will enter into a standby commitment with a remaining term in excess of 45 days, and each Portfolio will limit its investment in such commitments so that the aggregate purchase price of the securities subject to such commitments, together with the value of portfolio securities subject to legal restrictions on resale, will not exceed 15% of its total assets taken at the time of acquisition of such commitment or security. The Portfolio will at all times maintain a segregated account with its custodian of cash, cash equivalents, U.S. Government securities or other high grade liquid debt or equity securities denominated in U.S. dollars or non-U.S. currencies in an aggregate amount equal to the purchase price of the securities underlying the commitment.

     There can be no assurance that the securities subject to a standby commitment will be issued and, if issued, the value of the security on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Portfolio may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

     The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security reasonably can be expected to be issued, and the value of the security will thereafter be reflected in the calculation of the related Portfolio's net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.


Repurchase Agreements and Purchase and Sale Contracts

     Each Portfolio may invest in securities pursuant to repurchase agreements or purchase and sale contracts. Repurchase agreements and purchase and sale contracts may be entered into only with financial institutions which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million. Under such agreements, the other party agrees, upon entering into the contract with a Portfolio, to repurchase the security at a mutually agreed upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, although such return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation; whereas, in the case of purchase and sale contracts, the prices take into account accrued interest. Such agreements usually cover short periods, such as under one week. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. In the case of a repurchase agreement, as a purchaser, a Portfolio will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement; the Portfolio does not have the right to seek additional collateral in the case of purchase and sale contracts. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Portfolio but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, a Portfolio may suffer time delays and incur costs or possible losses in connection with disposition of the collateral.

     A purchase and sale contract differs from a repurchase agreement in that the contract arrangements stipulate that the securities are owned by the Portfolio. In the event of a default under such a repurchase agreement or under a purchase and sale contract, instead of the contractual fixed rate, the rate of return to the Portfolio would be dependent upon intervening fluctuations of the market values of such securities and the accrued interest on the securities. In such event, the Portfolio would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. A Portfolio may not invest in repurchase agreements or purchase and sale contracts maturing in more than seven days if such investments, together with the Portfolio's other illiquid investments, would exceed 15% of the Portfolio's total assets.


Indexed and Inverse Securities

     The Portfolios may invest in securities whose potential investment return is based on the change in particular measurements of value or rate (an "index"). As an illustration, the Portfolios may invest in a security that pays interest and returns principal based on the change in an index of interest rates or of the value of a precious or industrial metal. Interest and principal payable on a security may also be based on relative changes among particular indexes. In addition, the Portfolios may invest in securities whose potential investment return is inversely based on the change in particular indexes. For example, the Portfolios may invest in securities that pay a higher rate of interest and principal when a particular index decreases and pay a lower rate of interest and principal when the value of the index increases. To the extent that the Portfolios invest in such types of securities, they will be subject to the risks associated with changes in the particular indexes, which may include reduced or eliminated interest payments and losses of invested principal. Indexed and inverse securities are currently issued by a number of U.S. governmental agencies such as FHLMC and FNMA, as well as a number of other financial institutions. To the extent the Portfolios invest in such instruments, under current market conditions, they most likely will purchase indexed and inverse securities issued by the above-mentioned U.S. governmental agencies.

     Certain indexed securities, including certain inverse securities, may have the effect of providing a degree of investment leverage, because they may increase or decrease in value at a rate that is a multiple of the changes in applicable indices. As a result, the market value of such securities will generally be more volatile than the market values of fixed-rate securities. The Portfolios believe that indexed securities, including inverse securities, represent flexible portfolio management instruments that may allow the Portfolios to seek potential investment return, hedge other portfolio positions, or vary the degree of portfolio leverage relatively efficiently under different market conditions.


Lending of Portfolio Securities

     Each Portfolio may from time to time lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets, to banks, brokers and other financial institutions and receive collateral in cash or securities issued or guaranteed by the U.S. Government. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. This limitation is a fundamental policy of each Portfolio, and it may not be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities, as defined in the Investment Company Act. During the period of such a loan, the Portfolio receives the income on the loaned securities and receives compensation for entering into the loan and thereby increases its yield. In the event that the borrower defaults on its obligation to return borrowed securities, because of insolvency or otherwise, a Portfolio could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent that the value of the collateral falls below the market value of the borrowed securities.


Portfolio Strategies Involving Options and Futures

     Each Portfolio may engage in various portfolio strategies to seek to increase its return through the use of listed or over-the-counter ("OTC") options on its portfolio securities and to hedge its portfolio against adverse movements in the markets in which it invests. Each Portfolio is authorized to write (i.e., sell) covered put and call options on its portfolio securities or securities in which it anticipates investing and purchase put and call options on securities. In addition, the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios may engage in transactions in stock index options, stock index futures and related options on such futures and may deal in forward foreign exchange transactions and foreign currency options and futures and related options on such futures. The Quality Bond, U.S. Government Securities, Global Opportunity and Growth Opportunity Portfolios may engage in transactions in interest rate futures and related options on such futures. Each of these portfolio strategies is described in more detail in "Appendix A - Options and Futures Transactions" attached to this Prospectus and in the Statement of Additional Information. Although certain risks are involved in options and futures transactions (as discussed in the Appendix), the Investment Adviser believes that, because the Portfolios will (i) write only covered options on portfolio securities or securities in which they anticipate investing and (ii) engage in other options and futures transactions only for hedging purposes, the options and portfolio strategies of the Portfolios will not subject any Portfolio to the risks frequently associated with the speculative use of options and futures transactions. While each Portfolio's use of hedging strategies is intended to reduce the volatility of the net asset value of shares of that Portfolio, each Portfolio's net asset value will fluctuate. There can be no assurance that any Portfolio's hedging transactions will be effective. Furthermore, each Portfolio will only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in the equity or debt markets, interest rates or currency exchange rates occur.


Illiquid Securities

     Each Portfolio may invest up to 15% of its total assets in illiquid securities. Pursuant to that restriction, the Portfolios may not invest in securities that cannot readily be resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed, put to the issuer or a third party, or which do not mature within seven days, or which the Board of Directors of the Program has not determined to be liquid pursuant to applicable law, if at the time of acquisition more than 15% of that Portfolio's total assets, taken at market value, would be invested in such securities. Securities subject to this restriction include repurchase agreements maturing in more than seven days and securities the disposition of which is subject to other legal restrictions, such as restrictions imposed by the Securities Act of 1933, as amended (the "Securities Act"), on the resale of securities acquired in certain private placements. If registration of these securities under the Securities Act is required, such registration may not be readily accomplished, and if such securities may be resold without registration, such resale may be permissible only in limited quantities. In either event, a Portfolio may not be able to sell these restricted securities at a time which, in the judgment of the Investment Adviser, would be most opportune.

     Although not a fundamental policy, each Portfolio will include OTC options and securities underlying such options (to the extent provided under "Restrictions on OTC Options" in Appendix A hereto) in calculating the amount of its assets subject to the limitation on restricted securities. No Portfolio will change or modify this policy prior to the change or modification by the Commission staff of its positions regarding OTC options.

     Notwithstanding the above limitation, each Portfolio may purchase securities that are not registered under the Securities Act but that can be offered and sold to "qualified institutional buyers" under Rule 144A under the Securities Act, provided that the Program's Board of Directors, or the Investment Adviser pursuant to guidelines adopted by the Board, continuously determines, based on trading markets for the specific Rule 144A security, that it is liquid. The Board of Directors, however, will retain oversight and is ultimately responsible for the liquidity determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities offered and sold under Rule 144A will develop, the Board of Directors will monitor carefully each Portfolio's investments in these securities, focusing on such factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in a Portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.


Investment Restrictions

     Each Portfolio's investment activities are subject to further restrictions that are described in the Statement of Additional Information. Investment restrictions and policies that are fundamental policies may not be changed without the approval of the holders of a majority of a Portfolio's outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (a) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (b) more than 50% of the outstanding shares). Among each Portfolio's fundamental policies, a Portfolio may not invest more than 25% of its assets, taken at market value at the time of each investment, in the securities of issuers of any particular industry (excluding the U.S. Government and its agencies or instrumentalities). Investment restrictions and policies that are non-fundamental policies may be changed by the Board of Directors without shareholder approval. As a non-fundamental policy, no Portfolio may borrow amounts in excess of 10% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes, such as the redemption of Portfolio shares. No Portfolio will purchase securities while borrowings exceed 5% of its assets. None of the Portfolios has a present intention to borrow money in amounts exceeding 5% of its assets.


                           MANAGEMENT OF THE PROGRAM

Board of Directors

     The Board of Directors of the Program consists of six individuals, five of whom are not "interested persons" of the Program as defined in the Investment Company Act. The Directors of the Program are responsible for the overall supervision of the operations of the Program and perform the various duties imposed on the directors of investment companies by the Investment Company Act.


     The Directors of the Program are:

     ARTHUR ZEIKEL* - Chairman of the Investment Adviser and FAM; Chairman and Director of Princeton Services, Inc. ("Princeton Services"); Executive Vice President of ML & Co.

     JOE GRILLS - Member of the Committee of Investment of Employee Benefit Assets of Financial Executives Institute ("CIEBA"); Member of CIEBA's Executive Committee; Member of the Investment Advisory Committees of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute; Director of Duke Managment Company; Director of LaSalle Street Fund Director of Kimco Realty Corporation.


     WALTER MINTZ - Special Limited Partner of Cumberland Associates (investment partnership).

     ROBERT S. SALOMON, JR. - Principal of STI Management (investment adviser).


     MELVIN R. SEIDEN - Director of Silbanc Properties, Ltd. (real estate, investment and consulting).

     STEPHEN B. SWENSRUD - Chairman of Fernwood Advisors (investment adviser); Principal of Fernwood Associates (financial consultant).

--------
* Interested person, as defined in the Investment Company Act, of the Program.


Management and Advisory Arrangements


     MLAM acts as the investment adviser to the Program and provides each Portfolio with management and investment advisory services. The Investment Adviser is owned and controlled by ML & Co., a financial services holding company and the parent of Merrill Lynch. The Asset Management Group of ML & Co. (which includes the Investment Adviser) acts as the investment adviser for more than 100 registered investment companies and provides investment advisory services to individual and institutional accounts. As of March 1998, the Investment Adviser and FAM had a total of approximately $488 billion in investment company and other portfolio assets under management. This amount includes assets managed for certain affiliates of the Investment Adviser.
     The Program has entered into separate investment advisory agreements with the Investment Adviser on behalf of each Portfolio (each an "Investment Advisory Agreement"). The Investment Advisory Agreement provides that, subject to the direction of the Board of Directors of the Program, the Investment Adviser is responsible for the actual management of that Portfolio and for the review of that Portfolio's holdings in light of its own research analysis and analyses from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser supplies the portfolio managers for each Portfolio, who consider analyses from various sources, make the necessary investment decisions and place transactions accordingly. The Investment Adviser also is obligated to perform certain administrative and management services for the Program and is required to provide all the office space, facilities, equipment and personnel necessary to perform its duties under each Investment Advisory Agreement. The Investment Adviser has access to the total securities research, economic research and computer applications facilities of Merrill Lynch and makes extensive use of these facilities.


     Each Portfolio pays the Investment Adviser a monthly fee based on the average daily value of that Portfolio's net assets at the following annual rates:


                                  U.S.
 Fundamental      Quality      Government        Global         Growth
    Value           Bond       Securities     Opportunity     Opportunity
  Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
-------------   -----------   ------------   -------------   -------------
  0.65%         0.50%         0.50%          0.75%           0.65%

     Each Investment Advisory Agreement obligates a Portfolio to pay certain expenses incurred in its operations and a portion of the Program's general administrative expenses allocated on the basis of the asset size of the respective Portfolios. Expenses that will be borne directly by the Portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under Federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to a particular Portfolio. Expenses which will be allocated on the basis of the size of the respective Portfolios include directors' fees, legal expenses, state franchise taxes, auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses (except to the extent paid by the Distributor), Securities and Exchange Commission fees, accounting costs and other expenses properly payable by the Program and allocable on the basis of the size of the respective Portfolios. Accounting services are provided for the Portfolios by the Investment Adviser and the Portfolios reimburse the Investment Adviser for its costs in connection with such services.

     Set forth in the table below is information for each Portfolio pertaining to the Portfolio's investment advisory arrangements for the fiscal year ended January 31, 1998.





                                                                  Based on
                                                             Average Daily Net
                                                                 Assets of
                                                Management      Approx. ($)
Portfolio(1)                                      Fee ($)      (in millions)
---------------------------------------------- ------------ -------------------
Fundamental Value Portfolio .................. 428,666               66.1
Quality Bond Portfolio .......................  48,576                9.7
U.S. Government Securities Portfolio .........  55,861               11.1
Global Opportunity Portfolio ................. 411,965               55.1
Growth Opportunity Portfolio ................. 176,230               27.2


                                                  Payment to            Ratio of Total Expenses,
                                                  Investment             Net of Reimbursement,
                                                  Adviser for            to Average Net Assets
                                                  Accounting    -----------------------------------------
Portfolio(1)                                    Services ($)(1)  Class A   Class B   Class C    Class D
---------------------------------------------- ---------------- --------- --------- --------- ----------
Fundamental Value Portfolio ..................      84,704         1.63%     2.72%     2.75%      1.89%
Quality Bond Portfolio .......................      18,186         0.00      0.75      0.80       0.25
U.S. Government Securities Portfolio .........      16,831         0.00      0.75      0.80       0.25
Global Opportunity Portfolio .................      86,374         1.87      2.96      3.00       2.12
Growth Opportunity Portfolio .................      50,019         1.98      3.09      3.14       2.23


--------

(1) With respect to the Quality Bond and U.S. Government Securities Portfolios, the Investment Adviser voluntarily waived management fees and reimbursed the Portfolios for a portion of other expenses (excluding 12b-1 fees). The Investment Adviser may discontinue or reduce such waiver of fees and/or reimbursement of expenses at any time without notice.

     The Investment Adviser has also entered into sub-advisory agreements with respect to Fundamental Value Portfolio, Global Opportunity Portfolio and Growth Opportunity Portfolio with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K."), a wholly-owned, indirect subsidiary of ML & Co. and an affiliate of the Investment Adviser, pursuant to which the Investment Adviser pays MLAM U.K. a fee for providing investment advisory services to the Investment Adviser with respect to each Portfolio in an amount to be determined from time to time by the Investment Adviser and MLAM U.K., but in no event in excess of the amount that the Investment Adviser actually receives for providing services to each Portfolio pursuant to each Investment Advisory Agreement. For fiscal year ended January 31, 1998, the Investment Adviser paid no fees to MLAM U.K. pursuant to such arrangement. MLAM U.K. has offices at Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

     Set forth below is information about the Portfolio Manager for each of the Program's Portfolios. The Portfolio Manager is the individual or individuals who are primarily responsible for the day to day management of the Portfolio.

     Fundamental Value Portfolio - Geraldine Gunn. Ms. Gunn has served as a First Vice President of the Investment Advier since 1997 and as a Vice President thereof from 1989 to 1997. She has served as a Securities Analyst for Basic Value Fund since 1984.

     Quality Bond Portfolio - Jay C. Harbeck. Mr. Harbeck has served as a First Vice President of the Investment Adviser since 1997 and as Portfolio Manager of the Investment Adviser since 1992. He was a Vice President from 1986 to 1997 of the Investment Adviser. Christopher G. Ayoub. Mr. Ayoub has served as a First Vice President of the Investment Adviser since January 1998 and as Portfolio Manager of the Investment Adviser since 1985. He was a Vice President of the Investment Adviser from 1985 to January 1998.

     U.S. Government Securities Portfolio - Gregory Mark Maunz. Mr. Maunz has served as a First Vice President of the Investment Adviser since 1997 and as Portfolio Manager of the Investment Adviser since 1984. He was a Vice President of the Investment Adviser from 1985 to 1997.

     Global Opportunity Portfolio - Thomas R. Robinson. Mr. Robinson has served as a First Vice President of the Investment Adviser since 1997 and as a Vice President thereof from 1995 to 1997.

     Growth Opportunity Portfolio - Lawrence R. Fuller. Mr. Fuller has served as a First Vice President of the Investment Adviser since 1997 and as Vice President thereof from 1992 to 1997. From 1984 to 1992, Mr. Fuller served as a Senior Vice President and Director of Benefit Capital Management.

Code of Ethics

     The Board of Directors of the Program has adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act that incorporates the Code of Ethics of the Investment Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Investment Adviser and, as described below, impose additional, more onerous, restrictions on fund investment personnel.

     The Codes require that all employees of the Investment Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Investment Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security which at the time, is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Investment Adviser. Furthermore, the Codes provide for trading "blackout periods" which prohibit trading by investment personnel of the Program within periods of trading by any Portfolio of the Program in the same (or equivalent) security (15 or 30 days depending upon the transaction).


Transfer Agency Services


     The Transfer Agent of the Investment Adviser, which is a subsidiary of ML & Co., acts as the Program's transfer agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the "Transfer Agency Agreement"). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives an annual fee of up to $11.00 per Class A and Class D account and up to $14.00 per Class B and Class C account and is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. Additionally, a $.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term "account" includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co. For the fiscal year ended January 31, 1998 the total fee paid by each Portfolio to the Transfer Agent pursuant to the Transfer Agency Agreement was:





                                                    Transfer
                                                Agency Fee Paid
                                               for the year ended
Portfolio                                       January 31, 1998
-------------------------------------------   -------------------
       Fundamental Value ..................         $337,768
       Quality Bond .......................         $ 55,419
       U.S. Government Securities .........         $ 33,041
       Global Opportunity .................         $312,081
       Growth Opportunity .................         $190,514

                              PURCHASE OF SHARES

     The Program offers shares solely to holders of IRAs for which Merrill Lynch acts as custodian, including individual retirement rollover accounts, Roth IRAs, SEP-IRAs, SRA-IRAs and to CBA(Reg. TM) and CMA(Reg. TM) accounts established pursuant to the Uniform Gifts to Minors Acts or the Uniform Transfers to Minors Acts (or similar state statutes).



     The Distributor, an affiliate of each of the Investment Adviser and Merrill Lynch, acts as the distributor of the shares of each Portfolio. Shares of the Portfolios are offered continuously for sale by the Distributor and other eligible securities dealers (including Merrill Lynch). Shares of the Portfolios may be purchased from securities dealers. The minimum initial purchase is $100, and the minimum subsequent purchase is $1.

     The Program offers shares of the Portfolios in four classes at a public offering price equal to the next determined net asset value per share plus sales charges imposed either at the time of purchase or on a deferred basis depending upon the class of shares selected by the investor under the Merrill Lynch Select Pricing(SM) System, as described below. The applicable offering price for purchase orders is based upon the net asset value of the Portfolio next determined after receipt of the purchase orders by the Distributor. As to purchase orders received by securities dealers prior to the close of business on the NYSE (generally, 4:00 P.M., New York time), which includes orders received after the close of business on the previous day, the applicable offering price will be based on the net asset value as of 15 minutes after the close of business on the NYSE, on the day the orders are placed with the Distributor, provided the orders are received by the Distributor prior to 30 minutes after the close of business on the NYSE on that day. If the purchase orders are not received by the Distributor prior to 30 minutes after the close of business on the NYSE such orders shall be deemed received on the next business day. The Program or the Distributor may suspend the continuous offering of any Portfolio's shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by the Distributor or the Program. Neither the Distributor nor the dealers are permitted to withhold placing orders to benefit themselves by a price change. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a sale of shares to such customers. Purchases directly through the Transfer Agent are not subject to the processing fee.


     Each Portfolio issues four classes of shares under the Merrill Lynch
Select Pricing(SM) System, which permits each investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. Shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Investors should determine whether under their particular circumstances it is more advantageous to incur an initial sales charge or to have the entire initial purchase price invested in the Portfolio with the investment thereafter being subject to a CDSC and ongoing distribution fees. A discussion of the factors that investors should consider in determining the method of purchasing shares under the Merrill Lynch Select Pricing(SM) System is set forth under "Merrill Lynch Select Pricing(SM) System" on page 9.

     Shareholders considering transferring an IRA, CBA(Reg. TM) account or CMA SubAccount(SM) in which Program shares are held from Merrill Lynch to another brokerage firm or financial institution should be aware that shares of the Portfolios may only be held in a Merrill Lynch custodied IRA or a CBA(Reg. TM) account or CMA SubAccount(SM) established pursuant to the Uniform Gifts to Minors Acts or Uniform Transfers to Minors Acts (or similar state statutes). Prior to any such transfer, a shareholder must either redeem the shares (paying any applicable CDSC), so that the cash proceeds can be transferred to the account at the new firm or exchange the shares for shares of another MLAM-advised mutual fund pursuant to the exchange privilege. It is possible, however, that the firm to which the account is to be transferred will not take delivery of shares of such other MLAM-advised mutual fund, in which case the shareholder would have to redeem these shares (paying any applicable CDSC) so that material the cash proceeds can be transferred or continue to maintain an IRA, CBA(Reg. TM) account or CMA SubAccount(SM) at Merrill Lynch for those shares.


     Cash balances of participants who elect to have such funds automatically invested in shares of a Portfolio will be invested as follows. Cash balances arising from the sale of securities held in the IRA account which do not settle on the day of the transaction (such as most common and preferred stock transactions) become available to the Program and will be invested in shares of a Portfolio on the business day following the day that proceeds with respect thereto are received in the IRA account. Proceeds giving rise to cash balances from the sale of securities held in the IRA account settling on a same day basis and from principal repayments on debt securities held in the account become available to the Program and will be invested in shares of a Portfolio on the next business day following receipt. Cash balances arising from dividends or interest payments on securities held in the IRA account or from a contribution to the IRA account are invested in shares of the Portfolios on the business day following the date the payment is received in the IRA account.


     Merrill Lynch has advised the Program that it will not charge an annual account fee upon any IRA, UGMA, UTMA accounts in a CBA(Reg. TM) account or CMA SubAccount(SM) which participates in the Merrill Lynch Asset Builder(SM) Service, provided the account receives additional contributions of $250 annually and is invested solely in one or more of the Program's Portfolios, a money market fund advised by the Investment Adviser or its affiliates or a bank deposit program administered by Merrill Lynch. Merrill Lynch has further advised the Program that it will not charge an annual account fee under certain other circumstances. Merrill Lynch has further advised the Program that it will not charge an annual account fee under certain other circumstances. If, however, a shareholder of any of the Portfolios exchanges any of his or her shares of a Portfolio for shares of another MLAM-advised mutual fund, Merrill Lynch will reinstate the IRA, CBA(Reg. TM) or CMA SubAccount(SM) annual account fee, as the case may be. For information about current IRA fees charged by Merrill Lynch, consult the applicable Merrill Lynch IRA disclosure schedule. For information about the current CBA(Reg. TM) fees charged by Merrill Lynch, consult the Capital Builder(TM) Account Program description. For information about current CMA SubAccount(SM) fees charged by Merrill Lynch, consult the Cash Management Account(Reg. TM) Program description.




     Each Class A, Class B, Class C and Class D share of a Portfolio represents an identical interest in the same investment portfolio and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees, and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The deferred sales charges, distribution and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class D shares, will be imposed directly against those classes and not against all assets of the Portfolio and, accordingly, such charges will not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. The proceeds from the account maintenance fees are used to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing continuing account maintenance activities. Dividends paid by a Portfolio for each class of shares will be calculated in the same manner at the same time and will differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Class B, Class C and Class D shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan). See "Distribution Plans" below. Each class has different exchange privileges. See "Shareholder Services - Exchange Privilege". If pursuant to the exchange privilege, shares of any Portfolio are exchanged for shares of a fund other than a Portfolio of the

Program, money market fund advised by the Investment Adviser or its affiliates or a bank deposit program administered by Merrill Lynch, then the imposition of the IRA, CBA(Reg. TM) or CMA SubAccount(SM) annual account fee, as the case may be, may result. For information about current IRA fees charged by Merrill Lynch, consult the applicable Merrill Lynch IRA disclosure schedule. For information about current CBA(Reg. TM) fees charged by Merrill Lynch, consult the Capital BuilderTM Account Agreement. For more information about current CMA Subaccount(SM) fees charged by Merrill Lynch, consult the Cash Management Account(Reg. TM) Agreement.

     Investors should understand that the purpose and function of the initial sales charges with respect to Class A and Class D shares are the same as those of the CDSCs and distribution fees with respect to Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Program. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares. Investors are advised that only Class A and Class D shares may be available for purchase through securities dealers, other than Merrill Lynch, that are eligible to sell shares.


     The following table sets forth a summary of the distribution arrangements for each class of shares under the Merrill Lynch Select Pricing(SM) System.

    Fundamental Value, Global Opportunity and Growth Opportunity Portfolios

-------------------------------------------------------------------------------------------------------
                                                  Account
                                                Maintenance     Distribution
 Class              Sales Charge(1)                 Fee             Fee           Conversion Feature
-------------------------------------------------------------------------------------------------------
   A      Maximum 5.25% initial sales               No              No                    No
          charge(2)(3)
-------------------------------------------------------------------------------------------------------
   B      CDSC for a period of four years,     0.25%           0.75%           B shares convert to
          at a rate of 4.0% during the                                         D shares automatically
          first year, decreasing 1.0%                                          after approximately
          annually to 0.0%                                                     eight years(4)
-------------------------------------------------------------------------------------------------------
   C      1.0% CDSC for one year               0.25%           0.75%                      No
-------------------------------------------------------------------------------------------------------
   D      Maximum 5.25% initial                0.25%                No                    No
          sales charge(3)
-------------------------------------------------------------------------------------------------------

--------
(1) Initial sales charges are imposed at the time of purchase as a percentage of the offering price. CDSCs may be imposed if the redemption occurs within the applicable CDSC time period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.

(2) Offered only to eligible investors. See "Initial Sales Charge Alternatives
    - Class A and Class D Shares - Eligible Class A Investors."


(3) Reduced for purchases of $25,000 or more and waived for purchases of Class A shares by certain retirement plans in connection with certain investment programs. Certain Class A and Class D share purchases of $1,000,000 or more may not be subject to an initial sales charge but instead, may be subject to a 1.0% CDSC if redeemed within one year. A 0.75% sales charge for 401(k) purchases over $1,000,000 will apply.


(4) The conversion period for dividend reinvestment shares is modified. Also, Class B shares of the Quality Bond and U.S. Government Securities Portfolios and certain other MLAM-advised mutual funds into which exchanges may be made have a ten-year conversion period. If Class B shares of a Portfolio are exchanged for Class B shares of another Portfolio or MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired.

             Quality Bond and U.S. Government Securities Portfolios

-------------------------------------------------------------------------------------------------------
                                                  Account
                                                Maintenance     Distribution
 Class              Sales Charge(1)                 Fee             Fee           Conversion Feature
-------------------------------------------------------------------------------------------------------
   A      Maximum 4.00% initial sales               No              No                    No
          charge(2)(3)
-------------------------------------------------------------------------------------------------------
   B      CDSC for a period of four years,     0.25%           0.50%           B shares convert to
          at a rate of 4.0% during the                                         D shares automatically
          first year, decreasing 1.0%                                          after approximately
          annually to 0.0%                                                     ten years(4)
-------------------------------------------------------------------------------------------------------
   C      1.0% CDSC for one year               0.25%           0.55%                      No
-------------------------------------------------------------------------------------------------------
   D      Maximum 4.00% initial                0.25%                No                    No
          sales charge(3)
-------------------------------------------------------------------------------------------------------

--------
(1) Initial sales charges are imposed at the time of purchase as a percentage of the offering price. CDSCs are imposed if the redemption occurs within the applicable CDSC time period. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed.
(2) Offered only to eligible investors. See "Purchase of Shares - Initial Sales Charge Alternatives - Class A and Class D Shares - Eligible Class A Investors."

(3) Reduced for purchases of $25,000 or more and waived for purchases of Class A shares by certain retirement plans in connection with certain investment programs. Class A and Class D share purchases of $1,000,000 or more may not be subject to an initial sales charge but if the initial sales charge is waived, may be subject to a 1.0% CDSC if redeemed within one year. A 0.75% sales charge for 401(k) purchases over $1,000,000 will apply.

(4) The conversion period for dividend reinvestment shares is modified. Also, Class B shares of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios and certain other MLAM-advised mutual funds into which exchanges may be made have an eight-year conversion period. If Class B shares of a Portfolio are exchanged for Class B shares of another Portfolio or MLAM-advised mutual fund, the conversion period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired.

Initial Sales Charge Alternatives - Class A and Class D Shares
     Investors choosing the initial sales charge alternatives who are eligible to purchase Class A shares should purchase Class A shares rather than Class D shares because there is an account maintenance fee imposed on Class D shares.
     The public offering price of Class A and Class D shares for purchasers choosing the initial sales charge alternatives is the next determined net asset value plus varying sales charges (i.e., sales loads), as set forth below.

                                                             Fundamental Value, Global Opportunity
                                                               and Growth Opportunity Portfolios
                                             -----------------------------------------------------------------------
                                               Sales Load as a        Sales Load as a        Discount to Selected
                                                  Percentage         Percentage* of the     Dealers as a Percentage
Amount of Purchase                            of Offering Price     Net Amount Invested        of Offering Price
------------------------------------------   --------------------  ---------------------   --------------------------
Less than $25,000 ........................           5.25%                  5.54%                     5.00%
$25,000 but less than $50,000 ............           4.75                   4.99                      4.50
$50,000 but less than $100,000 ...........           4.00                   4.17                      3.75
$100,000 but less than $250,000 ..........           3.00                   3.09                      2.75
$250,000 but less than $1,000,000.........           2.00                   2.04                      1.80
$1,000,000 and over** ....................           0.00                   0.00                      0.00

                                                                         Quality Bond and
                                                              U.S. Government Securities Portfolios
                                              ----------------------------------------------------------------------
                                                Sales Load as a        Sales Load as a         Discount to Select
                                                   Percentage           Percentage* of       Dealers as a Percentage
Amount of Purchase                             of Offering Price     Net Amount Invested        of Offering Price
-------------------------------------------   -------------------   ----------------------  ------------------------
Less than $25,000 .........................           4.00%                  4.17%                     3.75%
$25,000 but less than $50,000 .............           3.75                   3.90                      3.50
$50,000 but less than $100,000 ............           3.25                   3.36                      3.00
$100,000 but less than $250,000 ...........           2.50                   2.56                      2.25
$250,000 but less than $1,000,000 .........           1.50                   1.52                      1.25
$1,000,000 and more** .....................           0.00                   0.00                      0.00

--------

*  Rounded to the nearest one-hundredth percent.

** The initial sales charge may be waived on Class A and Class D purchases of $1,000,000 or more and on Class A purchases by certain retirement plan investors and participants in connection with certain investment programs. If the sales charge is waived in connection with a purchase of $1,000,000 or more, such purchase may be subject to a CDSC of 1.0% if the shares are redeemed within one year after purchase. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class A or Class D shares by certain employer-sponsored retirement or savings plans.

     The Distributor may reallow discounts to selected dealers and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers selling Class A and Class D shares of the Program will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act. The proceeds from the account maintenance fees are used to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing continuing account maintenance activities.

     The following tables set forth information about the number of Class A and Class D shares sold by each Portfolio for the fiscal year ended January 31, 1998, the aggregate net proceeds from such sales, the gross sales charges and the amounts of such charges received by the Distributor and Merrill Lynch. No CDSCs were paid to the Distributor with respect to redemption within one year of purchase of Class A or Class D shares purchased subject to front-end sales charge waivers.





                                                                                            Gross Sales Charges
                                                                            ---------------------------------------------------
                                        No. of Class A     Aggregate Net        Total           Paid to         Paid to Merrill
Portfolio                                 Shares Sold       Proceeds ($)     Amount ($)     Distributor ($)        Lynch ($)
------------------------------------   ----------------   ---------------   -------------  -----------------   ----------------
Fundamental Value ..................         9,220            132,100            368              18                  350
Quality Bond .......................        10,350            102,471             13               1                   12
U.S. Government Securities .........        15,526            160,174              0               0                    0
Global Opportunity .................         6,103             76,288            125               6                  119
Growth Opportunity .................        11,373            148,959             25               1                   24




                                                                                            Gross Sales Charges
                                                                            ---------------------------------------------------
                                        No. of Class D     Aggregate Net        Total           Paid to         Paid to Merrill
Portfolio                                 Shares Sold       Proceeds ($)     Amount ($)     Distributor ($)        Lynch ($)
------------------------------------   ----------------   ---------------   -------------  -----------------   ----------------
Fundamental Value ..................        56,654           867,530           35,731            1,745              33,986
Quality Bond .......................        18,271           179,315            2,692              172               2,520
U.S. Government Securities .........         9,830           100,818              611               38                 573
Global Opportunity .................        57,335           713,616           26,921            1,226              25,695
Growth Opportunity .................        50,926           667,879           24,165            1,165              23,000


     Eligible Class A Investors. Class A shares of each Portfolio are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class A shares of that Portfolio. Investors that currently own Class A shares of a Portfolio in a shareholder account are entitled to purchase additional Class A shares of that Portfolio in that account. Class A shares may be purchased at net asset value by participants in certain investment programs to which Merrill Lynch Trust Company provides discretionary trustee services. In addition, Class A shares are offered at net asset value to ML & Co. and its subsidiaries and their directors and employees and to members of the Boards of MLAM-advised investment companies, including the Program. Certain persons who acquired shares of certain MLAM-advised closed-end funds who wish to reinvest the net proceeds from a sale of their closed-end fund common shares in shares of the Program also may purchase Class A shares of a Portfolio if certain conditions set forth in the Statement of Additional Information are met. For example, Class A shares of the Program and certain other MLAM-advised mutual funds are offered at net asset value to shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. and, if certain conditions set forth in the Statement of Additional Information are met, to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. who wish to reinvest the net proceeds from a sale of certain of their shares of common stock pursuant to a tender offer conducted by such funds in shares of the Program and certain other MLAM-advised mutual funds.

     Reduced Initial Sales Charges. No initial sales charges are imposed upon Class A and Class D shares issued as a result of the automatic reinvestment of dividends or capital gains distributions. Class A and Class D sales charges also may be reduced under a Right of Accumulation and a Letter of Intention. Class A shares are offered at net asset value to certain eligible Class A investors as set forth above under "Eligible Class A Investors."


      Class A and Class D shares are offered at net asset value to certain employer sponsored retirement or savings plans available through employers which provide such plans. Class A and Class D shares are offered at net asset value to shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. who wish to reinvest in shares of the Program the net proceeds from a sale of certain of their shares of common stock, pursuant to tender offers conducted by those funds.



     Class D shares are offered at net asset value without a sales charge to an investor who has a business relationship with a Merrill Lynch Financial Consultant, if certain conditions set forth in the Statement of Additional Information are met. Class D shares may be offered at net asset value in connection with the acquisition of assets of other investment companies. Class D shares are offered with reduced sales charges and, in certain circumstances, at net asset value to participants in the Merrill Lynch Blueprint(SM) Program.


     Additional information concerning these reduced initial sales charges is set forth in the Statement of Additional Information.


Deferred Sales Charge Alternatives -  Class B and Class C Shares

     Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in MLAM-advised mutual funds.

     The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. As discussed below, Class B shares are subject to a four year CDSC, while Class C shares are subject only to a one year 1.0% CDSC. On the other hand, with respect to the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios, approximately eight years after Class B shares are issued, and with respect to the Quality Bond and U.S. Government Securities Portfolios, approximately ten years after Class B shares are issued, such Class B shares, together with shares issued upon dividend reinvestment with respect to those shares, are automatically converted into Class D shares of the same Portfolio and thereafter will be subject to lower continuing fees. See "Conversion of Class B Shares to Class D Shares" below. Both Class B and Class C shares of each of the Portfolios are subject to ongoing account maintenance and distribution fees as discussed below under "Distribution Plans." The proceeds from the account maintenance fees are used to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing continuing account maintenance activities.


     Class B and Class C shares of each Portfolio are sold without an initial sales charge so that the Portfolio will receive the full amount of the investor's purchase payment. Merrill Lynch compensates its financial consultants for selling Class B and Class C shares at the time of purchase from its own funds. See "Distribution Plans."


     Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) related to providing distribution-related services to the Program in connection with the sale of the Class B and Class C shares of the Portfolios, such as the payment of compensation to financial consultants for selling Class B and Class C shares from the dealers' own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Program to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. Class B shares of a Portfolio will convert automatically into Class D shares of the same Portfolio approximately eight years after issuance in the case of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios and approximately ten years after issuance in the case of the Quality Bond and U.S. Government Securities Portfolios. Class D shares are subject to an account maintenance fee but no distribution fee. Class B shares of certain MLAM-advised mutual funds into which exchanges may be made convert into Class D shares automatically after approximately eight years, and Class B shares of certain other MLAM-advised mutual funds into which exchanges may be made convert into Class D shares automatically after approximately ten years. If Class B shares of a Portfolio are exchanged for Class B shares of another Portfolio or MLAM-advised mutual fund, the conversion period applicable to Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired.


     Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the NASD asset-based sales charge rule. See "Limitations on the Payment of Deferred Sales Charges" below. Class B shareholders of a Portfolio exercising the exchange privilege described under "Shareholder Services - Exchange Privilege" will continue to be subject to that Portfolio's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares acquired as a result of the exchange.

     Contingent Deferred Sales Charges - Class B Shares. Class B shares which are redeemed within four years after purchase may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

         The following table sets forth the rates of the Class B CDSC:



                                       Class B CDSC
                                      as a Percentage
Year Since Purchase                  of Dollar Amount
Payment Made                         Subject to Charge
---------------------------------   ------------------
       0-1 ......................           4.00%
       1-2 ......................           3.00
       2-3 ......................           2.00
       3-4 ......................           1.00
       4 and thereafter .........           0.00

     In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over four years or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the four-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.


     For the fiscal year ended January 31, 1998, the Distributor received CDSCs from the Portfolios with respect to redemption of Class B shares, all of which was paid to Merrill Lynch as follows:





                                                 CDSCs Received
Portfolio                                      by Distributor ($)
-------------------------------------------   -------------------
       Fundamental Value ..................         82,799
       Quality Bond .......................         18,443
       U.S. Government Securities .........         12,110
       Global Opportunity .................         72,591
       Growth Opportunity .................         28,794




     To provide an example, assume an investor purchases 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares through dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 2.0% (the applicable rate in the third year after purchase).

     The Class B CDSC is waived on redemptions of shares in certain circumstances in connection with certain post-retirement withdrawals from an IRA or following the death or disability (as defined in the Code of 1986, as amended) of a shareholder. Additional information concerning the waiver of the Class B CDSC is set forth in the Statement of Additional Information.


     Contingent Deferred Sales Charges - Class C Shares. Class C shares which are redeemed within one year after purchase may be subject to a 1.0% CDSC charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

     In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder's account to another account will be assumed to be made in the same order as a redemption.


     For the fiscal year ended January 31, 1998, the Distributor received CDSCs from the Portfolios with respect to redemption of Class C shares, all of which were paid to Merrill Lynch, as follows:





                                                 CDSCs Received
Portfolio                                      by Distributor ($)
-------------------------------------------   -------------------
       Fundamental Value ..................          5,816
       Quality Bond .......................            706
       U.S. Government Securities .........            432
       Global Opportunity .................          4,532
       Growth Opportunity .................          3,019


     Conversion of Class B Shares to Class D Shares. After approximately eight years in the case of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios and ten years in the case of the Quality Bond and U.S. Government Securities Portfolios (the "Conversion Period"), Class B shares of a Portfolio will be converted automatically into Class D shares of the same Portfolio. Class D shares are subject to an ongoing account maintenance fee of 0.25% of net assets but are not subject to the distribution fee that is borne by Class B shares. Automatic conversion of Class B shares into Class D shares will occur at least once each month (on the "Conversion Date") on the basis of the relative net asset values of the shares of the two classes on the Conversion Date, without the imposition of any sales load fee or other charge. Conversion of Class B shares to Class D shares will not be deemed a purchase or sale of the shares for Federal income tax purposes.

     In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class D shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at a Conversion Date the conversion of Class B shares to Class D shares of a Portfolio in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of that Portfolio held in the account on the Conversion Date will be converted to Class D shares of that Portfolio.

     Share certificates for Class B shares of a Portfolio to be converted must be delivered to the Transfer Agent at least one week prior to the Conversion Date applicable to those shares. In the event such certificates are not received by the Transfer Agent at least one week prior to the Conversion Date, the related Class B shares will convert to Class D shares on the next scheduled Conversion Date after such certificates are delivered.


     In general, Class B shares of equity MLAM-advised mutual funds will convert approximately eight years after initial purchase, and Class B shares of taxable and tax-exempt fixed income MLAM-advised mutual funds will convert approximately ten years after initial purchase. If, during the Conversion Period, a shareholder exchanges Class B shares with an eight-year Conversion Period for Class B shares with a ten-year Conversion Period, or vice versa, the Conversion Period applicable to the Class B shares acquired in the exchange will apply, and the holding period for the shares exchanged will be tacked on to the holding period for the shares acquired. See "Shareholder Services - Exchange Privilege" in the Statement of Additional Information.

Distribution Plans

     The Program has adopted separate distribution plans on behalf of each of the Portfolios for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan") with respect to the account maintenance and/or distribution fees paid by the Portfolio to the Distributor with respect to such classes. The Class B and Class C Distribution Plans provide for the payment of account maintenance fees and distribution fees, and the Class D Distribution Plan provides for the payment of account maintenance fees.

     The Distribution Plans for Class B, Class C and Class D shares each provide that the Portfolio pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Portfolio attributable to shares of the relevant class in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) in connection with account maintenance activities.

     The Distribution Plans for Class B and Class C shares each provide that the respective Portfolio also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, (i) at the annual rate of 0.75% of the average daily net assets attributable to the Class B and Class C shares of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios or (ii) at the annual rates of 0.50% and 0.55% of the average daily net assets attributable to the Class B and Class C shares, respectively, of the Quality Bond and U.S. Government Securities Portfolios, in order to compensate the Distributor and Merrill Lynch (pursuant to a sub-agreement) for providing shareholder and distribution services, and bearing certain distribution-related expenses of the Portfolios, including payments to financial consultants for selling Class B and Class C shares of that Portfolio. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through dealers without the assessment of an initial sales charge and at the same time permit the dealer to compensate its financial consultants in connection with the sale of the Class B and Class C shares. In this regard, the purpose and function of the ongoing distribution fees and the CDSC are the same as those of the initial sales charge with respect to the Class A and Class D shares of the Portfolios in that the deferred sales charges provide for the financing of the distribution of the Portfolio's Class B and Class C shares.


     For the fiscal year ended January 31, 1998, the Portfolios paid the Distributor the amounts set forth below under the Plans.





                                               Class B                   Class C                  Class D
                                          Distribution Plan         Distribution Plan        Distribution Plan
                                       -----------------------   -----------------------   --------------------
                                         Account Maintenance       Account Maintenance      Account Maintenance
Portfolio                               and Distribution Fees     and Distribution Fees            Fees
------------------------------------   -----------------------   -----------------------   --------------------
Fundamental Value ..................           $418,499                  $191,071                 $11,827
Quality Bond .......................           $ 38,753                  $ 18,138                 $ 1,299
U.S. Government Securities .........           $ 37,168                  $ 15,066                 $   792
Global Opportunity .................           $376,364                  $141,790                 $ 7,402
Growth Opportunity .................           $173,921                  $ 83,838                 $ 3,025


     Payments under the Distribution Plans are based upon a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred, and accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Directors for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans. This information is presented annually as of December 31 of each year on a "fully allocated accrual" basis and quarterly on a "direct expense and revenue/cash" basis. On the fully allocated accrual basis, revenues consist of the account maintenance fees, distribution fees, CDSCs and certain other related revenues, and expenses consist of financial consultant compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, distribution fees and CDSCs, and the expenses consist of financial consultant compensation.


     The table below sets forth information, with respect to Class B and Class C shares, concerning direct cash revenues and expenses for the period February 1, 1995 (commencement of operations) to December 31, 1997.


                                         Amount by Which                             Amount by Which
                                           Direct Cash                                 Direct Cash
                                        Expenses Exceeded                           Expenses Exceeded
                                           Direct Cash           % of Class B          Direct Cash          % of Class C
                                          Revenues as of        Net Assets at         Revenues as of        Net Assets at
Portfolio                             December 31, 1997 ($)   December 31, 1997   December 31, 1997 ($)   December 31, 1997
------------------------------------ ----------------------- ------------------- ----------------------- ------------------
Fundamental Value ..................         386,825*                .84                 228,539                 1.05
Quality Bond .......................          23,000*                .40                  20,708                  .77
U.S. Government Securities .........          26,672*                .49                  18,390                  .91
Global Opportunity .................         307,072*                .76                 157,308                 1.00
Growth Opportunity .................           6,463                 .03                  70,883                  .61

--------
* Revenues exceed expenses by this amount.


     The table below sets forth information, with respect to Class B and Class C shares, concerning fully allocated revenues and expenses for the period February 1, 1995 (commencement of operations) to December 31, 1997.


                                         Amount by Which                             Amount by Which
                                         Fully Allocated                             Fully Allocated
                                        Expenses Exceeded                           Expenses Exceeded
                                         Fully Allocated         % of Class B        Fully Allocated        % of Class C
                                          Revenues as of        Net Assets at         Revenues as of        Net Assets at
Portfolio                             December 31, 1997 ($)   December 31, 1997   December 31, 1997 ($)   December 31, 1997
------------------------------------ ----------------------- ------------------- ----------------------- ------------------
Fundamental Value ..................        1,138,000                 2.46               433,000                 1.99
Quality Bond .......................          238,000                 4.12                80,000                 2.98
U.S. Government Securities .........          160,000                 2.96                45,000                 2.22
Global Opportunity .................        1,065,000                 2.65               385,000                 2.46
Growth Opportunity .................          697,000                 2.99               242,000                 2.09


     The Program has no obligation with respect to distribution and/or account maintenance-related expenses incurred by the Distributor and Merrill Lynch in connection with Class B, Class C and Class D shares, and there is no assurance that the Directors of the Program will approve the continuance of the Distribution Plans from year to year. However, the Distributor intends to seek annual continuation of the Distribution Plans. In their review of the Distribution Plans, the Directors will be asked to take into consideration expenses incurred in connection with the account maintenance and/or distribution of each class of shares separately. The initial sales charges, the account maintenance fee, the distribution fee and/or the CDSCs received with respect to one class will not be used to subsidize the sale of shares of another class. Payments of the distribution fee on Class B shares will terminate upon conversion of those Class B shares into Class D shares as set forth under "Deferred Sales Charge Alternatives - Class B and Class C Shares - Conversion of Class B Shares to Class D Shares."

Limitations on the Payment of Deferred Sales Charges

     The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the Portfolios' distribution fees and the CDSCs but not the account maintenance fees. The maximum sales charge rule is applied separately to each Portfolio and to each class. As applicable to the Portfolios, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by each Portfolio to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges) plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the "voluntary maximum") in connection with the Class B shares is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving interest charges at any time. To the extent payments would exceed the voluntary maximum, the Portfolio in question will not make further payments of the distribution fee with respect to Class B shares, and any CDSCs will be paid to the Portfolio rather than to the Distributor; however, the Portfolio will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payment in excess of the amount payable under the NASD formula will not be made.


                             REDEMPTION OF SHARES

     Distributions from an IRA to a participant prior to the time the participant reaches age 59 1/2 may subject the participant to income and excise taxes. See "Taxes." There are no adverse tax consequences resulting from redemptions of shares of the Portfolios where the redemption proceeds remain in the IRA account and are otherwise invested. Shareholders should consult their tax advisers concerning tax consequences resulting from redemptions of shares of the Portfolios. Shareholders should be aware, however, that redemption of shares of a Portfolio and reinvestment of the proceeds in shares of another fund advised by the Investment Adviser or an affiliate may subject the investor's IRA to an annual IRA account fee or the investor's CBA(Reg. TM) or CMA SubAccount(SM) account to the annual CBA(Reg. TM) or CMA SubAccount(SM) fee, as the case may be. For information about the current IRA fees charged by Merrill Lynch, consult the applicable Merrill Lynch IRA disclosure schedule. For information about the current CBA(Reg. TM) fees charged by Merrill Lynch, consult the Capital Builder(TM) Account Program description. For information about the current CMA SubAccount(SM) fees charged by Merrill Lynch, consult the Cash Management Account(Reg. TM) Program description.

     The Program is required to redeem for cash shares of each Portfolio of the Program at the request of shareholders. The redemption price is the net asset value per share next determined after the initial receipt by Merrill Lynch of proper notice of redemption, as described below. If such notice is received by Merrill Lynch prior to the determination of net asset value (15 minutes after the close of business on the NYSE), the redemption will be effective on that day and payment generally will be made on the next business day. If the notice is received after the determination of net asset value on any day, the redemption will be effective on the next business day and payment will be made on the second business day after receipt of the notice. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. Accrued but unpaid dividends will be paid on the payable date next following the date of redemption.

     Any shareholder may redeem shares of the Portfolios by submitting a written notice of redemption to Merrill Lynch. Participants in the Program should contact their Merrill Lynch financial consultant to effect such redemptions.

Redemption requests should not be sent to the Program or to the Transfer Agent. In the case of an IRA account, the notice must bear the signature of the person or persons for whose benefit the IRA is maintained; and in the case of a CBA(Reg. TM) account or CMA SubAccount(SM), the notice must bear the signature of the individual named as custodian for the account.


Reinstatement Privilege - Class A and Class D Shares

     Shareholders who have redeemed their Class A or Class D shares of a Portfolio have a privilege to reinstate their accounts by purchasing Class A or Class D shares, as the case may be, of that Portfolio at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor's Merrill Lynch Financial Consultant within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.


                             SHAREHOLDER SERVICES

     The Program offers a number of shareholder services and investment plans designed to facilitate investment in its shares. Full details as to each of such services, copies of the various plans described below and instructions as to how to participate in the various services or plans, or how to change options with respect thereto, can be obtained from the Program by calling the telephone number on the cover page hereof or from the Distributor or Merrill Lynch.


     Investment Account.
 A shareholder who maintains his or her account through a Merrill Lynch-custodied IRA will receive information regarding activity in his or her Merrill Lynch IRA as part of the Merrill Lynch retirement account statement. A shareholder who maintains his or her account through the CBA(Reg. TM) or CMA(Reg. TM) program will receive information regarding activity in the CBA(Reg.
TM) account or CMA SubAccount(SM) as part of his or her CBA(Reg. TM) or CMA(Reg.
TM) statement. Shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestments of ordinary income dividends and capital gains distributions. Shareholders considering transferring an IRA, CBA(Reg. TM) account or CMA SubAccount(SM) in which Program shares are held from Merrill Lynch to another brokerage firm or financial institution should be aware that Program shares may only be held in a Merrill Lynch-custodied IRA or in a CBA(Reg. TM) account or CMA SubAccount(SM) established pursuant to the Uniform Gifts to Minors Acts or Uniform Transfers to Minors Acts (or other similar state statutes). Prior to any such transfer, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm or exchange the shares for shares of another mutual fund advised by the Investment Adviser or its affiliates pursuant to the exchange privilege. It is possible, however, that the firm to which the account is to be transferred will not take delivery of shares of such fund, and then the shareholder would have to redeem these shares so that the cash proceeds can be transferred or such shareholder must continue to maintain a retirement account or a CBA(Reg. TM) account or CMA SubAccount(SM) at Merrill Lynch for those shares. In addition, shareholders considering transferring the holdings in their IRA, CBA(Reg. TM) account or CMA SubAccount(SM) to a Merrill Lynch brokerage account should be aware that because Program shares may only be held in a Merrill Lynch-custodied IRA or in a CBA(Reg. TM) account or CMA SubAccount(SM) established pursuant to the Uniform Gifts to Minors Acts or Uniform Transfers to Minors Acts (or other similar state statutes), the shares will also in this instance have to be redeemed prior to such transfer or exchanged for another mutual fund advised by the Investment Adviser or its affiliates.

     Exchange Privilege. U.S. shareholders of each Portfolio have an exchange privilege with each other Portfolio of the Program, with certain money market funds advised by the Investment Adviser or its affiliates and with certain other MLAM-advised mutual funds. There is currently no limitation on the number of times a shareholder may exercise the exchange privilege. The exchange privilege may be modified or terminated in accordance with the rules of the Commission. If, however, a shareholder exchanges any of his or her shares of a Portfolio for shares of another MLAM-advised mutual fund, Merrill Lynch will reinstate the IRA annual account fee, the CBA(Reg. TM) account fee or CMA SubAccount(SM) fee, as the case may be. For information about the current IRA fees charged by Merrill Lynch, consult the applicable Merrill Lynch IRA disclosure schedule. For information about the current CBA(Reg. TM) fees charged by Merrill Lynch, consult the Capital Builder(TM) Account Program description. For information about the current CMA SubAccount(SM) fees charged by Merrill Lynch, consult the Cash Management Account(Reg. TM) Program description.



     Under the Merrill Lynch Select Pricing(SM) System, Class A shareholders may exchange Class A shares of a Portfolio for Class A shares of a second Portfolio or MLAM-advised mutual fund if the shareholder holds any Class A shares of the second Portfolio or fund in the account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second Portfolio or fund. If the Class A shareholder wants to exchange Class A shares for shares of a second Portfolio or MLAM-advised mutual fund, and the shareholder does not hold Class A shares of the second Portfolio or fund in the account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second Portfolio or fund, the shareholder will receive Class D shares of the second Portfolio or fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second Portfolio or MLAM-advised mutual fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second Portfolio or fund in the account in which the exchange is made or is otherwise eligible to purchase Class A shares of the second Portfolio or fund.


     Exchanges of Class A and Class D shares are made on the basis of the relative net asset values per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the Class A or Class D shares being exchanged and the sales charge payable at the time of the exchange on the shares being acquired.

     Class B, Class C and Class D shares will be exchanged with shares of the same class of another Portfolio or MLAM-advised mutual fund.


     Shares of the Portfolios that are subject to a CDSC will be exchangeable on the basis of relative net asset value per share without the payment of any CDSC that might otherwise be due upon redemption of the shares of the Portfolio. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Portfolio is tacked on to the holding period of the newly acquired shares of the other Portfolio or fund.


     Class A, Class B, Class C and Class D shares also will be exchangeable for shares of certain MLAM-advised money market funds specifically designated as available for exchange by holders of Class A, Class B, Class C or Class D shares. The period of time that Class A, Class B, Class C or Class D shares are held in a money market fund, however, will not count toward satisfaction of the holding period requirement for reduction of any CDSC imposed on such shares, if any, and with respect to Class B shares, toward satisfaction of the Conversion Period.

     Class B shareholders of a Portfolio exercising the exchange privilege will continue to be subject to the Portfolio's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares.

In addition, Class B shares of a Portfolio acquired through use of the exchange privilege will be subject to the Portfolio's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the MLAM-advised mutual fund from which the exchange has been made.

     Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes.


     Merrill Lynch has advised the Program that it will not charge an annual account fee upon any IRA, UGMA, UTMA accounts in a CBA(Reg. TM) account or CMA SubAccount(SM) which participates in the Merrill Lynch Asset Builder (SM) Service, provided the account receives additional contributions of $250 annually and is invested solely in one or more of the Program's Portfolios, a money market fund advised by the Investment Adviser or its affiliates or a bank deposit program administered by Merrill Lynch. Merrill Lynch has further advised the Program that it will not charge an annual account fee under certain other circumstantces. If, however, a shareholder of any of the Portfolios exchanges any of his or her shares of a Portfolio for shares of another MLAM-advised mutual fund, Merrill Lynch will reinstate the IRA, CBA(Reg. TM) or CMA SubAccount (SM) annual account fee, as the case may be. For information about current IRA fees charged by Merrill Lynch, consult the applicable Merrill Lynch IRA disclosure schedule. For information about the current CBA(Reg. TM) fees charged by Merrill Lynch, consult the Capital Builder(TM) Account Program description. For information about current CMA SubAccount(SM) fees charged by Merrill Lynch, consult the Cash Management Account(Reg. TM) Program description.


     For further information, see "Shareholder Services - Exchange Privilege" in the Statement of Additional Information.


     Automatic Reinvestment of Dividends and Capital Gains Distributions. All dividends and capital gains distributions of a Portfolio are reinvested automatically in full and fractional shares of that Portfolio, at the net asset value per share of the respective Portfolio next determined on the ex-dividend date of such dividend or distribution in the case of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios and at the close of business on the monthly payment date for such dividends and distributions in the case of the Quality Bond and U.S. Government Securities Portfolios. A shareholder may, at any time, by written notification or by telephone (1-800-MER-FUND) to Merrill Lynch, elect to have subsequent dividends or both dividends and capital gains distributions, paid in cash, rather than reinvested in which event payment will be mailed on the payment date. The Program is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks. Cash payments can also be directly deposited to the shareholder's bank account. No CDSC will be imposed on redemption of shares issued as a result of the automatic reinvestment of dividends or capital gains distributions.

     Systematic Redemption Plans. At age 59 1/2, a shareholder whose shares are held in a non-Roth IRA account may elect to receive systematic redemption payments from his or her account in the form of payments by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis. A shareholder who is 59 1/2 and whose shares have been held in a Roth IRA account for more than 5 years, likewise, may elect to receive such systematic redemption payments from his or her account. A shareholder may elect to have shares redeemed on a monthly, bimonthly, quarterly, semiannual or annual basis through the Systematic Redemption Program, subject to certain conditions. See "Taxes" for consequences of withdrawals from IRA accounts prior to attaining age 59 1/2.


     Automatic Investment Plans. Merrill Lynch offers an automated funding service which permits regular current year IRA contributions of up to $2,000 of compensation per year to be made to IRAs and an automated investment program which may be used for automated subsequent purchases of shares of the Program. Investors holding their Program shares in a CBA(Reg. TM) account or CMA SubAccount(SM) may arrange to have periodic investments made in shares of the Portfolios in such account in amounts of $100 or more through the CMA(Reg. TM) or CBA(Reg. TM) Automated Investment Program.


                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to policies established by the Board of Directors of the Program, the Investment Adviser is primarily responsible for the Program's portfolio decisions and the execution of the Program's portfolio transactions. With respect to such transactions, the Investment Adviser seeks to obtain the best results for each Portfolio, taking into account such factors as price (including the applicable fee, brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved, the firm's risk in positioning a block of securities and the provision of supplemental investment research by the firm. While the Investment Adviser generally seeks reasonably competitive fees, commissions or spreads, the Portfolios will not necessarily be paying the lowest fee, commission or spread available. The Board of Directors of the Program has adopted procedures to ensure that brokerage transactions with affiliated persons, including the frequency of such transactions, the receipt of commissions payable and the selection of the broker effecting the transactions, are fair and reasonable to the Program's shareholders.


     The fixed income securities and certain equity securities in which the Portfolios will invest are traded in the OTC markets, and where possible the Portfolios intend to deal directly with the dealers who make markets in the securities involved, except in those circumstances where better prices and execution are available elsewhere. Under the Investment Company Act, except as permitted by exemptive order, persons affiliated with the Program are prohibited from dealing with any Portfolio as principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principal for their own account, the Portfolios will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. In addition, the Portfolios may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Directors of the Program which either comply with rules adopted by the Commission or with interpretations of the Commission staff. Affiliated persons of the Program may serve as its broker in OTC transactions conducted on an agency basis.


     No Portfolio has any obligation to deal with any broker or dealer in the execution of its portfolio transactions. Subject to obtaining the best price and execution, securities firms, including Merrill Lynch, which provide supplemental investment research to the Investment Adviser may receive orders for transactions by the Portfolios. Information so received is in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research received by the Investment Adviser also may be used in connection with other investment advisory accounts of the Investment Adviser and its affiliates. Each Portfolio will pay brokerage fees to Merrill Lynch in connection with portfolio transactions executed on its behalf by Merrill Lynch.

 The Program anticipates that its brokerage transactions involving securities of companies domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions are generally higher than in the United States although the Portfolios will endeavor to achieve the best net results in effecting such transactions. There is generally less governmental supervision and regulation of foreign stock exchanges and brokers than in the United States.

                               PERFORMANCE DATA

     From time to time the Program may include each Portfolio's average annual total return and, in the case of the Quality Bond and U.S. Government Securities Portfolios, yield for various specified time periods in advertisements or information furnished to present or prospective shareholders. Average annual total return and yield are computed separately for each Portfolio in accordance with formulas specified by the Commission.

     Average annual total return quotations for each Portfolio for the specified periods will be computed by finding the average annual compounded rates of return (based on net investment income and any capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return will be computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class D shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares. Dividends paid by a Portfolio with respect to all shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that account maintenance and distribution fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. The Portfolios will include performance data for all classes of shares of the Portfolio in any advertisement or information including performance data of the Portfolio.

     The Program also may quote each Portfolio's total return and aggregate total return performance data for various specified time periods. Such data will be calculated substantially as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average total return data since the average annual rates of return reflect compounding; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time. In advertisements directed to investors whose purchases are subject to reduced sales charges in the case of Class A and Class D shares or waiver of the CDSC in the case of Class B shares, performance data may take into account the reduced, and not the maximum, sales charge or may not take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or waiver of the CDSC, a lower amount of expenses may be deducted. See "Purchase of Shares". Each Portfolio's total return may be expressed either as a percentage or as a dollar amount in order to illustrate the effect of such total return on a hypothetical $1,000 investment in the Program at the beginning of each specified period.

     Yield quotations will be computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by
(b) the average daily number of shares outstanding in the Portfolio during the period that were entitled to receive dividends multiplied by (c) the maximum offering price/net asset value per share of that Portfolio on the last day of the period.


     The following sets forth the yield for the Class A, Class B, Class C and Class D shares of the Portfolios indicated for the 30-day period ended January 31, 1998.





Portfolio                                       Class A     Class B     Class C      Class D
--------------------------------------------   ---------   ---------   ---------   ----------
       Quality Bond ........................      6.02%       5.52%       5.45%        5.83%
       U.S. Government Securities ..........      6.31%       5.80%       5.75%        6.09%

     Total return figures and yield figures are based on each Portfolio's historical performance and are not intended to indicate future performance. Each Portfolio's total return will vary depending on market conditions, the securities comprising such Portfolio's holdings, the Portfolio's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in any Portfolio will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     On occasion, a Portfolio may compare its performance to that of the Standard & Poor's 500 Composite Stock Price Index, The Financial Times/Standard & Poor's Actuarial World Indices, the Morgan Stanley Capital International Indices, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week, CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine. As with other performance data, performance comparisons should not be considered indicative of the Portfolio's relative performance for any future period.


                                     TAXES

Federal
     RICs. The following is a general summary of the treatment of regulated investment companies ("RICs") and their shareholders under the Code. The Program intends to continue to qualify each of the Portfolios for the special tax treatment afforded RICs under the Code. If it so qualifies, each Portfolio (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which it distributes to Class A, Class B, Class C and Class D shareholders. The Program intends to cause each Portfolio to distribute substantially all of such income.



     Dividends paid by a Portfolio from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are ordinarily taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses (including gains or losses from certain transactions in futures and options) ("capital gain dividends") are ordinarily taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Portfolio shares. Any loss upon the sale or exchange of Portfolio shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Portfolio's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset). Recent legislation creates additional categories of capital gain taxable at different rates which RICs generally may pass through to shareholders. Generally not later than 60 days after the close of its taxable year, the Program will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends, as well as the amounts of capital gain dividends in the different categories of capital gain referred to above. Dividends are ordinarily taxable to shareholders even though they are reinvested in additional shares of a Portfolio.


 Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Program or who, to the Program's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.


     IRAs. With the exception of CBA(Reg. TM) accounts and CMA SubAccounts(SM) established pursuant to the Uniform Gifts to Minors Acts or the Uniform Transfers to Minors Acts (or similar state statutes), investment in the Portfolios is limited to participants in IRAs for which Merrill Lynch acts as custodian. Accordingly, the general description of the tax treatment of RICs as set forth above is qualified for the IRA participants with respect to the special tax treatment afforded IRAs under the Code. Under the Code, neither ordinary income dividends nor capital gain dividends represent current income to shareholders holding shares through an IRA.

     Distributions from an IRA (other than a Roth IRA) will be taxable as ordinary income at the rate applicable to the participant at the time of the distribution. For IRAs other than Roth IRAs, such distributions would include
(i) any pre-tax contributions to the IRA (including pre-tax contributions that have been rolled over from another IRA or qualified retirement plan), and (ii) income (whether or not such income is classified as ordinary income or capital gain dividends). In addition to ordinary income tax, participants may be subject to the imposition of a 10 percent (or, in the case of certain SRA-IRA distributions, 25 percent) excise tax on any amount withdrawn from an IRA prior to the participant's attainment of age 59 1/2, unless one of the exceptions discussed below applies.

     The exceptions to the 10% penalty ("IRA Exceptions") include: 1) distributions after the death of the shareholder; 2) distributions attributable to disability; 3) distributions used to pay certain medical expenses; 4) distributions that are part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the shareholder or the joint lives (or joint life and last survivor expectancy) of the shareholder and the shareholder's beneficiary; 5) withdrawals for medical insurance if the shareholder has received unemployment compensation for 12 weeks and the distribution is made in the year such unemployment compensation is received or the following year; 6) distributions to pay qualified higher education expenses of the shareholder or certain family members of the shareholder; and 7) distributions used to buy a first home (subject to a $10,000 lifetime limit).


     For Roth IRA participants, distributions, including accumulated earnings on contributions, will not be includible in income if such distributions are made more than five years after the first tax year of contribution and the account holder is either age 59 1/2 or older, has become disabled, is purchasing a first new home (subject to the $10,000 lifetime limit) or has died. As with other IRAs, a 10% excise tax applies to amounts withdrawn from the Roth IRA prior to reaching age 59 1/2 unless one of the IRA exceptions applies. Such a withdrawal would also be included in income to the extent of earnings on contributions, with distributions treated as made first from contributions and then from earnings.

     Under certain limited circumstances (for example, if an individual for whose benefit an IRA is established engages in any transaction prohibited under
Section 4975 of the Code with respect to such account), the IRA could cease to qualify for the special treatment afforded certain IRAs under the Code as of the first day of such taxable year that the transaction causing disqualification occurred. If an IRA through which a shareholder holds Portfolio shares becomes ineligible for special tax treatment, such shareholder will be treated as having received a distribution on such first day of the taxable year from the IRA in an amount equal to the fair market value of all assets in the account. Thus, a shareholder (except shareholders in Roth IRAs) would be taxed currently on the amount of any pre-tax contributions and previously untaxed dividends held within the account. A Roth IRA shareholder would be taxed currently on the distribution to the extent of accumulated earnings on contributions. All shareholders would be taxed on all ordinary income and capital gain earnings paid by a Portfolio subsequent to such event, whether such dividends were received in cash or reinvested in additional shares. These ordinary income and capital gain dividends also might be subject to state and local taxes. In the event of IRA disqualification, shareholders also could be subject to the excise tax described above. Additionally, IRA disqualification may subject a nonresident alien shareholder to a 30% United States withholding tax on ordinary income dividends paid by a Portfolio unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law.

     Dividends and interest received by the Global Opportunity Portfolio and, to a lesser extent, the Fundamental Value and Growth Opportunity Portfolios may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Because of their participation in an IRA, shareholders will not be able to credit or deduct such taxes in computing their taxable incomes. However, in the event of IRA disqualification, as discussed above, shareholders of the Global Opportunity Portfolio might be entitled to a credit or deduction with respect to their proportionate shares of foreign taxes paid by the Portfolio, subject to certain conditions and limitations in the Code, if the Portfolio is eligible and makes an election with the Internal Revenue Service. It is unlikely, however, that either the Fundamental Value or the Growth Opportunity Portfolio would be able to make this election.


     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.


State


     Ordinary income and capital gain dividends on RIC shares held in a disqualified IRA or outside of an IRA also may be subject to state and local taxes. Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Government obligations. State law varies as to whether dividend income attributable to United States Government obligations is exempt from state income tax. Generally, however, states exempt from state income taxation dividends on shares held within an IRA and commence taxation on such amounts when actually distributed from an IRA. Such amounts are generally treated as ordinary income. Shareholders should consult their tax advisers regarding the state tax treatment of amounts distributed from a Roth IRA.


     Shareholders are urged to consult their tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in a Portfolio of the Program.


                            ADDITIONAL INFORMATION

Dividends and Distributions

     It is the Program's intention to distribute substantially all of the net investment income, if any, of each Portfolio. The net investment income of the Quality Bond and U.S. Government Securities Portfolios is declared as dividends daily immediately prior to the determination of the net asset value of each Portfolio on that day. The net investment income of the Quality Bond and U.S. Government Securities Portfolios for dividend purposes consists of interest and dividends earned on portfolio securities, less expenses, in each case computed since the most recent determination of net asset value. Dividends from net investment income of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios will be declared at least annually. All net capital gains, if any, including gains from option and futures contract transactions, will be distributed by each Portfolio at least annually after the close of the Program's fiscal year. The per share dividends and distributions on each class of shares of each Portfolio will be reduced as a result of any account maintenance, distribution and transfer agency fees applicable to that class. Dividends and distributions on all Portfolios will be reinvested in additional full and fractional shares of the Portfolio at net asset value unless the shareholder elects to receive such dividends as cash in his or her account. Expenses of each Portfolio including the investment advisory fees, distribution and account maintenance fees with respect to Class B and Class C shares, and account maintenance fees with respect to Class D shares, are accrued daily. Shares will accrue dividends as long as they are issued and outstanding. Shares are issued and outstanding as of the settlement date of a purchase order to the settlement date of a redemption order.

     Dividends and distributions paid by a Portfolio may be reinvested automatically in shares of the same Portfolio, at net asset value without a sales charge. Shareholders may elect in writing to receive any such dividends or distributions, or both, as cash in their accounts. Dividends and distributions are, for tax purposes, treated by shareholders as described above whether they are reinvested in shares of a Portfolio or held in their accounts as a cash balance.

     Certain gains or losses attributable to foreign currency related gains or losses from certain of the investments of the Global Opportunity Portfolio, and to a lesser extent, the Fundamental Value and Growth Opportunity Portfolios, may increase or decrease the amount of such Portfolio's income available for distribution. If such losses exceed other income during a taxable year, (a) the related Portfolio would not be able to make any ordinary income dividend distributions, and (b) distributions made before the losses were realized would be recharacterized as returns of capital to shareholders, rather than as ordinary income dividends, reducing each shareholder's tax basis in the Portfolio shares for Federal income tax purposes. If in any fiscal year the Fundamental Value, Global Opportunity or Growth Opportunity Portfolio has net income from certain foreign currency transactions, such income will be distributed annually.

     The per share dividends and distributions on Class B, Class C and Class D shares will be lower than the per share dividends and distributions on Class A shares as a result of the effect of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares and the account maintenance fees with respect to the Class D shares. See "Additional Information - Determination of Net Asset Value."


Determination of Net Asset Value


     The net asset value of the shares of each Portfolio is determined once daily 15 minutes after the close of business on the NYSE (generally 4:00 p.m., New York time) on each day during which the NYSE is open for trading and, under certain circumstances, on other days. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The net asset value per share of a Portfolio is computed by dividing the sum of the value of the securities held by such Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees payable to the Investment Adviser, are accrued daily. The Program employs Merrill Lynch Securities Pricing Service ("MLSPS"), an affiliate of the Investment Adviser, to provide certain securities prices for the Portfolios. For the fiscal year ended January 31, 1998, the Program paid MLSPS $4,823 for the securities price quotations to compute the net asset value of the portfolios.

     Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. When a Portfolio writes an option, the amount of the premium received is recorded on the books of the Portfolio as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by a Portfolio are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Program.


     The Program values corporate debt securities, mortgage-backed securities, municipal securities, asset-backed securities and other debt securities on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships between securities and yield to maturity. Portfolio securities (other than short-term obligations but including listed issues) may be valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless this method no longer produces fair valuations.

     The per share net asset value of Class A shares generally will be higher than the per share net asset value of shares of the other classes, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares; moreover, the per share net asset value of Class D shares generally will be higher than the per share net asset value of Class B and Class C shares, reflecting the daily expense accruals of the distribution and the higher transfer agency fees applicable with respect to Class B and Class C shares. It is expected, however, that the per share net asset value of the classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions which will differ by approximately the amount of the expense accrual differentials between the classes.

     Option Accounting Principles. When a Portfolio sells an option, an amount equal to the premium received by the Portfolio is included in that Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of such liability subsequently will be marked-to-market to reflect the current market value of the option written. If current market value exceeds the premium received there is an unrealized loss; conversely, if the premium exceeds current market value there is an unrealized gain. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. If an option expires on its stipulated expiration date or if a Portfolio enters into a closing purchase transaction, the affected Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option will be extinguished. If an option is exercised, the Program will realize a gain or loss from the sale of the underlying security and the proceeds of sales are increased by the premium originally received.


Organization of the Program

     The Program was incorporated under Maryland law on May 12, 1994 under the name "Merrill Lynch Retirement Asset Builder Program, Inc." On July 20, 1995 the Program changed its name to Merrill Lynch Asset Builder Program, Inc. The Program is an open-end management investment company comprised of separate series ("Series"), each of which is a separate portfolio offering shares to selected groups of purchasers. Each Series is to be managed independently. At the date of this Prospectus, the Program has authorized capital of 200,000,000 shares of Common

Stock, par value $0.10 per share, of which 172,500,000 shares has been designated as follows:





                                         Shares of       Shares of     Shares of     Shares of
                                          Class A         Class B       Class C       Class D
                                           Common         Common         Common       Common
Portfolio                                  Stock           Stock         Stock         Stock
------------------------------------   -------------   ------------   -----------   ----------
Fundamental Value ..................     6,250,000     10,000,000     6,250,000     6,250,000
Quality Bond .......................     6,250,000      6,250,000     6,250,000     6,250,000
U.S. Government Securities .........    26,250,000     26,250,000     6,250,000     6,250,000
Global Opportunity .................     6,250,000     10,000,000     6,250,000     6,250,000
Growth Opportunity .................     6,250,000      6,250,000     6,250,000     6,250,000


     The Directors of the Program may classify and reclassify the shares of the Program into additional Series or classes of common stock at a future date without shareholder approval. Shares of Class A, Class B, Class C and Class D Common Stock of each Portfolio represent interests in the same assets of that Portfolio and are identical in all respects except that Class B, Class C and Class D shares bear certain expenses related to the account maintenance associated with such shares, and Class B and Class C shares bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to account maintenance and distribution expenditures, as applicable. See "Purchase of Shares."

     Shareholders are entitled to one vote for each full share and to fractional votes for fractional shares held in the election of Directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There normally will be no meeting of shareholders for the purpose of electing Directors unless and until such time as less than a majority of the Directors holding office have been elected by shareholders, at which time the Directors then in office will call a shareholders' meeting for the election of Directors. Shareholders may, in accordance with the Articles of Incorporation of the Program, cause a meeting of shareholders to be held for the purpose of voting on the removal of Directors. Also, the Program will be required to call a special meeting of shareholders of a Series in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or of a change in the fundamental policies, objectives or restrictions of a Series. Except as set forth above, the Directors shall continue to hold office and appoint successor Directors. Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Series and in net assets of such Series upon liquidation or dissolution remaining after satisfaction of outstanding liabilities except that, as noted above, Class B, Class C and Class D shares of each Series bear certain additional expenses. The obligations and liabilities of a particular Series are restricted to the assets of that Series and do not extend to the assets of the Program generally. Shares of each Series represent an interest only in that Series and not in any other Series of the Program. The shares of each Series, when issued, will be fully-paid and non-assessable by the Program.


Shareholder Reports
     Only one copy of each shareholder report and certain shareholder communications will be mailed to each identified shareholder regardless of the number of accounts such shareholder has. If a shareholder wishes to receive separate copies of each report and communication for each of the shareholder's related accounts, the shareholder should notify in writing:

                  Merrill Lynch Financial Data Services, Inc.
                                P.O. Box 45289
                          Jacksonville, FL 32232-5289

The written notification should include the shareholder's name, address, tax identification number and Merrill Lynch, Pierce, Fenner & Smith Incorporated and/or mutual fund account numbers. If you have any questions regarding this, please call your Merrill Lynch financial consultant or Merrill Lynch Financial Data Services, Inc. at 1-800-637-3863.


Shareholder Inquiries
     Shareholder inquiries may be addressed to the Program at the address or telephone number set forth on the cover page of this Prospectus.


Year 2000 Issues

     Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Program could be adversely affected if the computer systems used by the Investment Adviser or other Program service providers do not properly address this problem prior to January 1, 2000. The Investment Adviser has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Currently, the Investment Adviser does not anticipate that the transition to the 21st century will have any material impact on its ability to continue to service the Program at current levels. In addition, the Investment Adviser has sought assurances from the Program's other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000, and the Investment Adviser will continue to monitor the situation. At this time, however, no assurance can be given that the Program's other service providers have anticipated every step necessary to avoid any adverse effect on the Program attributable to the Year 2000 Problem.

                 APPENDIX A: Options and Futures Transactions

     As described under "Other Investment Policies and Practices of the Portfolios - Portfolio Strategies Involving Options and Futures", each Portfolio is authorized to engage in various portfolio management strategies involving options, futures and options on futures. These strategies are described in detail below:

     Writing Covered Options. Each Portfolio is authorized to write (i.e., sell) covered call options on the securities in which it may invest and to enter into closing purchase transactions with respect to certain of such options. A covered call option is an option where a Portfolio in return for a premium gives another party a right to buy specified securities owned by the Portfolio at a specified future date and price set at the time of the contract. The principal reason for writing call options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, a Portfolio gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Portfolio's ability to sell the underlying security will be limited while the option is in effect unless the Portfolio effects a closing purchase transaction. A closing purchase transaction cancels out the Portfolio's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options serve as a partial hedge against the price of the underlying security declining.

     Each Portfolio also may write put options which give the holder of the option the right to sell the underlying security to the Portfolio at the stated exercise price. A Portfolio will receive a premium for writing a put option, which increases the Portfolio's return. The Portfolios write only covered put options, which means that so long as the Portfolio is obligated as the writer of the option it will, through its custodian, have deposited and maintained cash, cash equivalents, U.S. Government securities or other high grade liquid debt or equity securities denominated in U.S. dollars or non-U.S. currencies with a securities depository with a value equal to or greater than the exercise price of the underlying securities. By writing a put, the Portfolio will be obligated to purchase the underlying security at a price that may be higher than the market value of that security at the time of exercise for as long as the option is outstanding. A Portfolio may engage in closing transactions in order to terminate put options that it has written.

     Purchasing Options. Each Portfolio is authorized to purchase put options to hedge against a decline in the market value of its securities. By buying a put option, a Portfolio has a right to sell the underlying security at the exercise price, thus limiting the Portfolio's risk of loss through a decline in the market value of the security until the put option expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction, and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Portfolio's position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. In certain circumstances, a Portfolio may purchase call options on securities held in its portfolio on which it has written call options or on securities which it intends to purchase. A Portfolio will not purchase options on securities (including stock index options discussed below) if, as a result of such purchase, the aggregate cost of all outstanding options on securities held by the Portfolio would exceed 5% of the market value of the Portfolio's total assets.

     Stock Index Options. The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios are authorized to engage in transactions in stock index options. These Portfolios may purchase or write put and call options on stock indexes to hedge against the risks of market-wide stock price movements in the securities in which either Portfolio invests. Options on indexes are similar to options on securities, except that on exercise or assignment, the parties to the contract pay or receive an amount of cash equal to the difference between the closing value of the index and the exercise price of the option times a specified multiple. A Portfolio may invest in stock index options based on a broad market index, e.g., the S&P 500 Index, or on a narrow index representing an industry or market segment, e.g., the AMEX Oil & Gas Index.

     Stock Index Futures and Interest Rate Futures Contracts. The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios may purchase and sell stock index futures contracts, and the Quality Bond, Global Opportunity, U.S. Government Securities and Growth Opportunity Portfolios may purchase and sell interest rate futures contracts, as a hedge against adverse changes in the market value of portfolio securities, as described below. Stock index futures contracts and interest rate futures contracts are herein together referred to as "futures contracts."

     A futures contract is an agreement between two parties which obligates the purchaser of the futures contract to buy and the seller of a futures contract to sell a financial instrument for a set price on a future date. The terms of a futures contract require either actual delivery of the financial instrument underlying the contract or, in the case of a stock index futures contract, a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time of its settlement. The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios may effect transactions in stock index futures contracts in connection with the equity securities in which they invest; the Quality Bond, Global Opportunity, U.S. Government Securities and Growth Opportunity Portfolios may invest in interest rate futures contracts in connection with the debt securities in which they invest. Transactions by a Portfolio in futures contracts are subject to limitations as described below under "Restrictions on the Use of Futures Transactions."

     The Portfolios may sell futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of such Portfolio's securities that might otherwise result. When a Portfolio is not fully invested in the securities markets and anticipates a significant advance, it may purchase futures in order to gain rapid market exposure. This technique generally will allow the Portfolios to gain exposure to a market in a manner which is more efficient than purchasing individual securities and may in part or entirely offset increases in the cost of securities in such market that the Portfolio ultimately purchases. As such purchases are made, an equivalent amount of futures contracts will be terminated by offsetting sales. The Program does not consider purchases of futures contracts by the Portfolios to be a speculative practice under these circumstances. It is anticipated that, in a substantial majority of these transactions, each Portfolio will purchase such securities upon termination of the long futures position, whether the long position is the purchase of a futures contract or the purchase of a call option or the writing of a put option on a future, but under unusual circumstances (e.g., a Portfolio experiences a significant amount of redemptions), a long futures position may be terminated without the corresponding purchase of securities.

     Each Portfolio also has authority to purchase and write call and put options on futures contracts (and, in the case of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios, stock indexes) in connection with its hedging (including anticipatory hedging) activities. Generally, these strategies are utilized under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which a Portfolio enters into futures transactions. A Portfolio may purchase put options or write call options on futures contracts or stock indexes rather than selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, a Portfolio may purchase call options, or write put options on futures contracts or stock indexes, as a substitute for the purchase of such futures contract to hedge against the increased cost resulting from an increase in the market value of securities which the Portfolio intends to purchase.

     Each Portfolio may engage in options and futures transactions on U.S. (and, in the case of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios, foreign) exchanges and in the over-the-counter markets ("OTC options"). In general, exchange-traded contracts are third-party contracts (i.e., performance of the parties' obligations is guaranteed by an exchange or clearing corporation) with standardized strike prices and expiration dates. OTC options are two-party contracts with prices and terms negotiated by the buyer and seller. See "Restrictions on OTC Options" below for information as to restrictions on the use of OTC options.

     Foreign Currency Hedging. The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios are authorized to deal in forward foreign exchange among currencies of the different countries in which they will invest and multinational currency units as a hedge against possible variations in the foreign exchange rates among these currencies. Foreign currency hedging is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) and price set at the time of the contract. The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios' dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions.

     Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Portfolio accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of the Portfolio or the payment of dividends and distributions by the Portfolio. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. No Portfolio will speculate in forward foreign exchange.


     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates.

     The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios also are authorized to purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Portfolio, sold by the Portfolio but not yet delivered, or committed or anticipated to be purchased by the Portfolio. As an illustration, a Portfolio may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen denominated security. In such circumstances, for example, the Portfolio may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Portfolio may also sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a "straddle"). By selling such call option in this illustration, the Portfolio gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. The Investment Adviser believes that "straddles" of the type which may be utilized by the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios constitute hedging transactions and are consistent with the policies described above.

     Certain differences exist between these foreign currency hedging instruments. Foreign currency options provide the holder thereof the right to buy or sell a currency at a fixed price on a future date. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and options on futures contracts are traded on boards of trade or futures exchanges. Neither the Fundamental Value, the Global Opportunity nor the Growth Opportunity Portfolio will speculate in foreign currency options, futures or related options. Accordingly, none of these Portfolios will hedge a currency substantially in excess of the market value of securities which it has committed or anticipates to purchase which are denominated in such currency and, in the case of securities which have been sold by the Portfolio but not yet delivered, the proceeds thereof in its denominated currency. The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios each are limited regarding potential net liabilities from foreign currency options, futures or related options to no more than 20% of such Portfolio's total assets.

     Restrictions on the Use of Futures Transactions. Regulations of the Commodity Futures Trading Commission (the "CFTC") applicable to the Portfolios provide that the futures trading activities described herein will not result in any Portfolio being deemed a "commodity pool" as defined under such regulations if each Portfolio adheres to certain restrictions. In particular, a Portfolio may purchase and sell futures contracts and options thereon (i) for bona fide hedging purposes and (ii) for non-hedging purposes, if the aggregate initial margin and premiums required to establish positions in such contracts and options does not exceed 5% of the liquidation value of the Portfolio's holdings, after taking into account unrealized profits and unrealized losses on any such contracts and options. Margin deposits may consist of cash or securities acceptable to the broker and the relevant contract market.

     When a Portfolio purchases a futures contract, or writes a put option or purchases a call option thereon, an amount of cash and cash equivalents will be deposited in a segregated account in the name of the Portfolio with the Program's custodian so that the amount so segregated, plus the amount of initial and variation margin held in the account of its broker, equals the market value of the futures contract, thereby ensuring that the use of such futures contract is unleveraged.

     Restrictions on OTC Options. The Portfolios may engage in OTC options, including OTC stock index options, OTC foreign currency options and options on foreign currency futures, only with such banks or dealers which have capital of at least $50 million or whose obligations are guaranteed by an entity having capital of at least $50 million.

     The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy pursuant to which it will not purchase or sell OTC options (including OTC options on futures contracts) if, as a result of such transaction, the sum of the market value of OTC options currently outstanding which are held by the Portfolio, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Portfolio and margin deposits on the Portfolio's existing OTC options on futures contracts exceed 15% (10% to the extent required by certain state laws) of the total assets of the Portfolio, taken at market value, together with all other assets of the Portfolio which are illiquid or are not otherwise readily marketable. However, if the OTC option is sold by the Portfolio to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if the Portfolio has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Portfolio will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is "in-the-money" (i.e., current market value of the underlying security minus the option's strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option, plus the amount by which the option is "in-the-money". This policy as to OTC options is not a fundamental policy of each Portfolio and may be amended by the Directors of the Program without the approval of the Portfolio's shareholders. However, no Portfolio will change or modify this policy prior to the change or modification by the SEC staff of its position.

     Options on GNMA Certificates. The following information relates to unique characteristics of options on GNMA Certificates. Since the remaining principal balance of GNMA Certificates declines each month as a result of mortgage payments, the U.S. Government Securities Portfolio, as a writer of a GNMA call holding GNMA Certificates as "cover" to satisfy its delivery obligation in the event of exercise, may find that the GNMA Certificates it holds no longer have a sufficient remaining principal balance for this purpose. Should this occur, the Portfolio will purchase additional GNMA Certificates from the same pool (if obtainable) or other GNMA Certificates in the cash market in order to maintain its "cover."

     A GNMA Certificate held by the Portfolio to cover an option position in any but the nearest expiration month may cease to represent cover for the option in the event of a decline in the GNMA coupon rate at which new pools are originated under the FHA/VA loan ceiling in effect at any given time. If this should occur, the Portfolio will no longer be covered, and the Portfolio will either enter into a closing purchase transaction or replace such Certificate with a certificate which represents cover. When the Portfolio closes its position or replaces such Certificate, it may realize an unanticipated loss and incur transaction costs.

     Risk Factors in Options and Futures Transactions. Utilization of options and futures transactions to hedge a Portfolio involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or currencies which are the subject of the hedge. If the price of the options or futures moves more or less than the price of the hedged securities or currencies, the Portfolio will experience a gain or loss which will not be completely offset by movements in the price of the subject of the hedge. The successful use of options and futures also depends on the Investment Adviser's ability to correctly predict price movements in the market involved in a particular options or futures transaction. To compensate for imperfect correlations, the Portfolio may purchase or sell stock index options or futures contracts in a greater dollar amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the stock index options or futures contracts. Conversely, the Portfolio may purchase or sell fewer stock index options or futures contracts if the volatility of the price of the hedged securities is historically less than that of the stock index options or futures contracts. The risk of imperfect correlation generally tends to diminish as the maturity date of the stock index option or futures contract approaches.

     The Portfolios intend to enter into options and futures transactions, on an exchange or in the over-the-counter market, only if there appears to be a liquid secondary market for such options or futures or, in the case of over-the-counter transactions, the Investment Adviser believes the Portfolio can receive on each business day at least two independent bids or offers. However, there can be no assurance that a liquid secondary market will exist at any specific time. Thus, it may not be possible to close an options or futures position. The inability to close options and futures positions also could have an adverse impact on the Portfolio's ability to hedge effectively its portfolio. There is also the risk of loss by the Portfolio of margin deposits or collateral in the event of bankruptcy of a broker with whom the Portfolio has an open position in an option, a futures contract or related option.

     The exchanges on which the Portfolios intend to conduct options transactions have generally established limitations governing the maximum number of call or put options on the same underlying security or currency (whether or not covered) which may be written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). "Trading limits" are imposed on the maximum number of contracts which any person may trade on a particular trading day. The Investment Adviser does not believe that these trading and position limits will have any adverse impact on the portfolio strategies for hedging the Portfolios' holdings.

           APPENDIX B: Long-Term and Short-Term Obligation Ratings
            (Including Mortgage-Backed And Asset-Backed Securities)

Description of Standard & Poor's ("Standard & Poor's") Long-Term Issue Credit Ratings

     A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

     Issue credit ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of payment capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

     2. Nature of and provisions of the obligation;

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.



AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment is extremely strong.



AA An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment is very strong.



A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.


BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.


CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC       An obligation rated CC is currently highly vulnerable to nonpayment.


C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are continued.

CI The rating CI is reserved for income bonds on which no interest is being paid.


D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or   The ratings from AA to CCC may be modified by the addition of a
minus (-):    plus or minus sign to show relative standing within the major rating categories.


[c The letter c indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents.

L The letter L indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured and interest is adequately collateralized. In the case of certificates of deposit, the letter L indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

p The letter p indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

* Continuance of the rating is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.


N.R.     Not rated.

     Obligations of issuers outside the United States and its territories are rated on the same basis as domestic long-term and short-term issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

      Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", "BBB", commonly known as "Investment Grade" ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.


Description of Standard & Poor's Short-Term Issue Credit Ratings

     A Standard & Poor's short-term issue credit rating is a current opinion of the likelihood of timely payment of an obligation considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

A-1 A short-term obligation rated "A-1" is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 An obligation rated "A-2" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 An obligation rated "A-3" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B An obligation rated "B" is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C An obligation rated "C" is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless

       Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

     A short-term issue credit rating is not a recommendation to purchase, sell, or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.


Description of Moody's Investors Service, Inc. ("Moody's") Long-Term Debt
Ratings


Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


Description of Moody's Short-Term Debt Ratings

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers.


     Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of short-term promissory obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      -  Leading market positions in well-established industries.

      -  High rates of return on funds employed.

      - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      - Well-established access to a range of financial markets and assured sources of alternate liquidity.


     Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


     Issuers rated Not Prime do not fall within any of the Prime rating categories.


     If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, in assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.


Description of Fitch IBCA, Inc.'s ("Fitch") International Long-Term Credit
Ratings


     Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guarantees unless otherwise indicated.

     Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security. Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.


AAA ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.
CC, C  A "CC" rating indicates
       that default of some kind appears probable. "C" ratings signal imminent default.

DDD, Securities are not meeting current obligations and are extremely speculative.
"DDD" designates the DD, highest potential for recovery of amounts outstanding on any securities involved. For U.S. corporates, and D for example, "DD" indicates expected recovery of 50%-90% of such outstandings, and "D" the lowest recovery potential, i.e. below 50%.

Description of Fitch's International Short-Term Credit Ratings

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D      Denotes actual or imminent payment default.


Notes:

     "+" or " - " may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" long-term rating category, to categories below "CCC," or to short-term ratings other than "F1".

     "NR" indicates that Fitch does not rate the issuer or issue in question.

     "Withdrawn": A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

     RatingWatch: Ratings are placed on RatingWatch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.

                     [This page intentionally left blank.]

                              Investment Adviser
                        Merrill Lynch Asset Management

                            Administrative Offices:
                             800 Scudders Mill Road
                         Plainsboro, New Jersey 08536

                               Mailing Address:
                                 P.O. Box 9011
                       Princeton, New Jersey 08543-9011

                                  Distributor

                     Merrill Lynch Funds Distributor, Inc.

                            Administrative Offices:
                             800 Scudders Mill Road
                         Plainsboro, New Jersey 08536

                               Mailing Address:
                                 P.O. Box 9081
                       Princeton, New Jersey 08543-9081

                                Transfer Agent

                  Merrill Lynch Financial Data Services, Inc.

                            Administrative Offices:
                           4800 Deer Lake Drive East
                       Jacksonville, Florida 32246-6484

                               Mailing Address:
                                P.O. Box 45289
                       Jacksonville, Florida 32232-5289

                                   Custodian

                             The Bank of New York
                        90 Washington Street 12th Floor
                           New York, New York 10286

                             Independent Auditors

                             Deloitte & Touche LLP
                               117 Campus Drive
                       Princeton, New Jersey 08540-6400

                                    Counsel

                               Brown & Wood LLP
                             One World Trade Center
                         New York, New York 10048-0557

  No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Program, the Investment Adviser or the Distributor. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.
                         ----------------------------
                               TABLE OF CONTENTS



                                                                       Page
                                                                      =====
Fee Table .........................................................     3
Prospectus Summary ................................................     7
Merrill Lynch Select Pricing(SM) System ...........................     9
Financial Highlights ..............................................    14
Risk Factors and Special Considerations ...........................    19
Investment Objectives and Policies ................................    21
  Fundamental Value Portfolio .....................................    21
  Quality Bond Portfolio ..........................................    22
  U.S. Government Securities Portfolio ............................    23
  Global Opportunity Portfolio ....................................    23
  Growth Opportunity Portfolio ....................................    24
Other Investment Policies and Practices of the Portfolios .........    26
  Investments in Equity Securities ................................    26
  Investments in Debt Securities ..................................    26
  Investments in Securities Denominated in Foreign Currencies......    30
  Investments in Money Market Securities ..........................    30
  When-Issued Securities, Forward Commitments and Delayed
    Delivery Transactions .........................................    30
  Standby Commitment Agreements ...................................    31
  Repurchase Agreements and Purchase and Sale Contracts ...........    31
  Indexed and Inverse Securities ..................................    32
  Lending of Portfolio Securities .................................    32
  Portfolio Strategies Involving Options and Futures ..............    33
  Illiquid Securities .............................................    33
  Investment Restrictions .........................................    34
Management of the Program .........................................    34
  Board of Directors ..............................................    34
  Management and Advisory Arrangements ............................    35
  Code of Ethics ..................................................    37
  Transfer Agency Services ........................................    37
Purchase of Shares ................................................    38
  Initial Sales Charge Alternatives -
    Class A and Class D Shares ....................................    41
  Deferred Sales Charge Alternatives -
    Class B and Class C Shares ....................................    43
  Distribution Plans ..............................................    47
  Limitations on the Payment of Deferred Sales Charges ............    49
Redemption of Shares ..............................................    49
  Reinstatement Privilege - Class A and
    Class D Shares ................................................    50
Shareholder Services ..............................................    50
Portfolio Transactions and Brokerage ..............................    53
Performance Data ..................................................    54
Taxes .............................................................    55
  Federal .........................................................    55
  State ...........................................................    57
Additional Information ............................................    57
  Dividends and Distributions .....................................    57
  Determination of Net Asset Value ................................    58
  Organization of the Program .....................................    59
  Shareholder Reports .............................................    60
  Shareholder Inquiries ...........................................    61
  Year 2000 Issues ................................................    61
Appendix A - Options and Futures Transactions .....................    62
Appendix B - Long-Term and Short-Term Obligation Ratings .........    67



                                                     Code #18471-0598


(Merrill Lynch logo)

Merrill Lynch Asset
Builder Program, Inc.


May 19, 1998


(background art here)







Prospectus


May 19, 1998


Distributor:
Merrill Lynch
Funds Distributor, Inc.

This prospectus should be
retained for future reference.

STATEMENT OF ADDITIONAL INFORMATION

                   Merrill Lynch Asset Builder Program, Inc.

   Merrill Lynch Fundamental Value Portfolio      Merrill Lynch U.S. Government Securities Portfolio
      Merrill Lynch Quality Bond Portfolio            Merrill Lynch Global Opportunity Portfolio
                         Merrill Lynch Growth Opportunity Portfolio

  P.O. Box 9011, Princeton, New Jersey 08543-9011 o Phone No. (609) 282-2800
                               ----------------
     Merrill Lynch Asset Builder Program, Inc. (the "Program") is a professionally managed, open-end investment company. The Program consists of five separate portfolios: the Merrill Lynch Fundamental Value Portfolio (the "Fundamental Value Portfolio"), the Merrill Lynch Quality Bond Portfolio (the "Quality Bond Portfolio"), the Merrill Lynch U.S. Government Securities Portfolio (the "U.S. Government Securities Portfolio"), the Merrill Lynch Global Opportunity Portfolio (the "Global Opportunity Portfolio") and the Merrill Lynch Growth Opportunity Portfolio (the "Growth Opportunity Portfolio") (each a "Portfolio"). Each Portfolio has its own separate investment objectives and may employ a variety of instruments and techniques to enhance income and to hedge against market risk and, in the case of the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios, currency risk.
     The Fundamental Value Portfolio is a diversified portfolio seeking capital appreciation and, secondarily, income by investing in securities, primarily equities, that the management of the Portfolio believes are undervalued and therefore represent investment value.

     The Quality Bond Portfolio is a diversified portfolio seeking income and, secondarily, capital appreciation by investing primarily in long-term corporate bonds that are rated A or better by a nationally recognized rating agency such as Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch IBCA, Inc. ("Fitch"), or that possess, in the judgment of the Investment Adviser, similar credit characteristics.

     The U.S. Government Securities Portfolio is a diversified portfolio seeking high current return by investing in U.S. Government and government agency securities, including Government National Mortgage Association ("GNMA") mortgage-backed securities and other mortgage-backed government securities.
     The Global Opportunity Portfolio is a diversified portfolio seeking high total investment return through a fully-managed investment policy utilizing United States and foreign equity, debt and money market securities, the combination of which will be varied from time to time, both with respect to types of securities and markets, in response to changing market and economic trends.
     Growth Opportunity Portfolio is a non-diversified portfolio seeking growth of capital and, secondarily, income by investing in a portfolio of equity securities placing principal emphasis on those securities which management of the Portfolio believes to be undervalued.
                               ----------------

     Each portfolio is a separate series of the Program issuing its own shares. Shares of each Portfolio are available for purchase solely by holders of the individual retirement plans, Roth individual retirement accounts, individual retirement rollover accounts and simplified employee pension plans and simple retirement accounts (collectively "IRAs") for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") acts as custodian and CBASM accounts or CMA SubAccounts(SM) established pursuant to the Uniform Gifts to Minors Acts or the Uniform Transfers to Minors Acts (or similar state statutes). For a description of the IRAs, see Appendix A to this Statement of Additional Information.
     Pursuant to the Merrill Lynch Select Pricing(SM) System, each Portfolio offers four classes of shares each with a different combination of sales charges, ongoing fees and other features. The Merrill Lynch Select Pricing(SM) System permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances.

                               ----------------

     This Statement of Additional Information of the Program is not a prospectus and should be read in conjunction with the prospectus of the Program, dated May 19, 1998 (the "Prospectus"), which has been filed with the Securities and Exchange Commission (the "Commission") and can be obtained, without charge, by calling or by writing the Program at the above telephone number or address. This Statement of Additional Information has been incorporated by reference into the Prospectus.

                               ----------------
              Merrill Lynch Asset Management - Investment Adviser
              Merrill Lynch Funds Distributor, Inc. - Distributor
                               ----------------

      The date of this Statement of Additional Information is May 19, 1998.

                      INVESTMENT OBJECTIVES AND POLICIES

     The Program consists of five separate Portfolios: the Fundamental Value Portfolio, the Quality Bond Portfolio, the U.S. Government Securities Portfolio, the Global Opportunity Portfolio and the Growth Opportunity Portfolio, each with its own separate investment objectives. Each of the Portfolios pursues its investment objectives through separate investment policies. Reference is made to "Investment Objectives and Policies" in the Prospectus for a discussion of the investment objectives and policies of each Portfolio.


Fundamental Value Portfolio

     The Fundamental Value Portfolio seeks capital appreciation and, secondarily, income by investing in securities, primarily (i.e., at least 65% of the Portfolio's assets) in equities, that the Investment Adviser believes are undervalued and therefore represent investment value.


     Portfolio Turnover. The rate of portfolio turnover is not a limiting factor and, given the Portfolio's investment policies, it is anticipated that there may be periods when high portfolio turnover will exist. The use of covered call options at times when the underlying securities are appreciating in value may result in higher portfolio turnover. The Portfolio pays brokerage commissions in connection with writing call options and effecting closing purchase transactions, as well as in connection with purchases and sales of portfolio securities. The portfolio turnover rate for each of the Portfolios is calculated by dividing the lesser of the Portfolio's annual sales or purchases of portfolio securities (exclusive of purchases or sales of all securities with maturities at the time of acquisition of one year or less) by the monthly average value of the securities in the portfolio during the year. For the fiscal years ended January 31, 1997 and 1998, the portfolio turnover rates of the Portfolio were 80.60% and 68.75%, respectively.



Quality Bond Portfolio

     The Quality Bond Portfolio seeks a high level of current income and, secondarily, capital appreciation through investment primarily in securities rated in the top three rating categories of a nationally recognized rating agency such as Moody's, S&P or Fitch or in securities that possess, in the judgment of the Investment Adviser, similar credit characteristics. The Quality Bond Portfolio seeks to achieve its objectives by investing in a diversified portfolio of fixed income securities, including corporate bonds and notes, convertible and nonconvertible debt securities and preferred stock and government obligations.


     Portfolio Turnover. The rate of portfolio turnover is not a limiting factor when management deems it appropriate to purchase or sell securities. During periods when interest rates fluctuate significantly, as they have during the past few years, the portfolio turnover rate may be substantially higher. In any particular year, however, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. A high rate of portfolio turnover results in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Portfolio. See "Portfolio Transactions and Brokerage - Portfolio Turnover." For the fiscal years ended January 31, 1997 and 1998, the portfolio turnover rates of the Portfolio were 91.10% and 114.61%, respectively.

U.S. Government Securities Portfolio

     The U.S. Government Securities Portfolio seeks a high current return through investments in U.S. Government and Government agency securities ("U.S. Government securities"), including GNMA mortgage-backed certificates, and other mortgage-backed government securities.

     While the Portfolio has authority to invest in all U.S. Government securities, it is anticipated that under certain market conditions, a significant portion of its portfolio of U.S. Government securities may consist of GNMA mortgage-backed certificates ("GNMA Certificates") and other U.S. Government securities representing ownership interests in mortgage pools. The Portfolio is authorized to acquire all types of U.S. Government securities representing ownership interests in mortgage pools which are presently issued or which may be issued in the future. In this regard, GNMA recently began offering a pass-through security backed by adjustable-rate mortgages. These securities bear interest at a rate which is adjusted either quarterly or annually. The prepayment experience of the mortgages underlying these securities may vary from that for fixed-rate mortgages. These securities are eligible for purchase by the Portfolio.


     Portfolio Turnover. The Investment Adviser will effect portfolio transactions without regard to any holding period if, in its judgment, such transactions are advisable in light of a change in general market, economic or financial conditions. A high portfolio turnover rate involves correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Portfolio. See "Portfolio Transactions and Brokerage - Portfolio Turnover." For the fiscal years ended January 31, 1997 and 1998, the portfolio turnover rates of the Portfolio were 27.32% and 361.31%, respectively.



Global Opportunity Portfolio

     The Portfolio's investment objective is to seek a high total investment return through a fully-managed investment policy utilizing United States and foreign equity, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets, in response to changing market and economic trends.

     The U.S. Government has from time to time in the past imposed restrictions, through taxation and otherwise, on foreign investments by U.S. investors such as the Portfolio. If such restrictions should be reinstituted, it might become necessary for the Portfolio to invest all or substantially all of its assets in U.S. securities. In such event, the Portfolio would review its investment objective and investment policies to determine whether changes are appropriate. Any changes in the investment objective or fundamental policies set forth under "Investment Restrictions" below would require the approval of the holders of a majority of the Portfolio's outstanding voting securities.


     The Portfolio's ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Portfolio are redeemable on a daily basis on each day the Portfolio determines its net asset value in U.S. dollars, the Portfolio intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. See "Redemption of Shares." Under present conditions, the Portfolio does not believe that these considerations will have any significant effect on its portfolio strategy, although there can be no assurance in this regard.

     Portfolio Turnover. While it is the policy of the Portfolio generally not to engage in trading for short-term gains, the Investment Adviser will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or due to general market, economic or financial conditions. A high rate of portfolio turnover results in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Portfolio. See "Portfolio Transactions and Brokerage - Portfolio Turnover." For the fiscal years ended January 31, 1997 and 1998 the portfolio turnover rates of the Portfolio were 125.68% and 99.11%, respectively.


Growth Opportunity Portfolio

     The investment objective of the Portfolio is to seek growth of capital. The Portfolio will seek to achieve its investment objective by investing in a portfolio of equity securities, placing particular emphasis on those securities that have exhibited above-average growth rates in earnings.

     Non-Diversified Status. The Growth Opportunity Portfolio is classified as non-diversified within the meaning of the Investment Company Act of 1940, as amended (the "Investment Company Act"), which means that the Portfolio is not limited by such Act in the proportion of its assets that it may invest in securities of a single issuer. The Portfolio's investments are limited, however, in order to qualify for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). See "Taxes." To qualify, the Portfolio will comply with certain requirements, including limiting its investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Portfolio's total assets will be invested in the securities of a single issuer and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer. A fund which elects to be classified as "diversified" under the Investment Company Act must satisfy the foregoing 5% and 10% requirements with respect to 75% of its total assets. To the extent that the Portfolio assumes large positions in the securities of a small number of issuers, the Portfolio's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Portfolio may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.


     Portfolio Turnover. While the Portfolio generally does not expect to engage in trading for short-term gains, it will effect portfolio transactions without regard to holding period if, in its management's judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. A high rate of portfolio turnover results in correspondingly greater transaction costs in the form of dealer spreads and brokerage commissions, which are borne directly by the Portfolio. See "Portfolio Transactions and Brokerage - Portfolio Turnover." For the fiscal years ended January 31, 1997 and 1998 the portfolio turnover rates of the Portfolio were 51.63% and 60.24%, respectively.



Other Investment Policies and Practices of the Portfolios


     Writing of Covered Call Options. Each Portfolio may from time to time write (i.e., sell) covered call options on its portfolio securities or on securities indices, the performance of which is substantially correllated to the securities held in its portfolio, and may enter into closing purchase transactions with respect to certain of such options. A call option is considered covered where the writer of the option owns the underlying securities. By writing a covered call option, the Portfolio, in return for the premium income realized from the sale of the option may give up the opportunity to profit from a price increase in the underlying security above the option exercise price. In addition, the Portfolio will not be able to sell the underlying security until the option expires, is exercised or the Program effects a closing purchase transaction as described below. A closing purchase transaction cancels out the Program's position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. If the option expires unexercised, the Program realizes a gain in the amount of the premium received for the option which may be offset by a decline in the market price of the underlying security during the option period. The use of covered call options is not a primary investment technique of any of the Portfolios and such options normally will be written on underlying securities as to which management does not anticipate significant short-term capital appreciation. In its use of options, the Program's investment adviser has access to personnel of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with extensive experience in options research and strategy. No Portfolio may write covered options on underlying securities exceeding 15% of that Portfolio's total assets.


     All options referred to herein and in the Program's Prospectus are options issued by The Options Clearing Corporation (the "Clearing Corporation") which are currently traded on the Chicago Board Options Exchange, American Stock Exchange, Philadelphia Stock Exchange, Pacific Stock Exchange or New York Stock Exchange ("NYSE"). An option gives the purchaser of the option the right to buy, and obligates the writer (seller) to sell the underlying security at the exercise price during the option period. The option period normally ranges from three to nine months from the date the option is written. For writing an option, the Program receives a premium, which is the price of such option on the exchange on which it is traded. The exercise price of the option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

     The writer may terminate its obligation prior to the expiration date of the option by executing a closing purchase transaction which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction ordinarily will be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Portfolio will have incurred a loss in the transaction. An option may be closed out only on an exchange which provides a secondary market for an option of the same series and there is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer unable to effect a closing purchase transaction will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer will be subject to the risk of market decline in the underlying security during such period. A Portfolio will write an option on a particular security only if management believes that a liquid secondary market will exist on an exchange for options of the same series which will permit the Portfolio to make a closing purchase transaction in order to close out its position.

     Due to the relatively short time that exchanges have been dealing with options, options involve risks of possible unforeseen events which can be disruptive to the option markets or could result in the institution of certain procedures, including restriction of certain types of orders.

     Investment Restrictions. In addition to the investment restrictions set forth in the Prospectus, each of the Portfolios has adopted the following restrictions and policies relating to the investment of its assets and its activities, which are fundamental policies and may not be changed without the approval of the holders of a majority of the Portfolio's outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (a) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (b) more than 50% of the outstanding shares). The Portfolios may not:

     1. Make any investment inconsistent with the Portfolio's classification as a diversified company under the Investment Company Act. This investment restriction does not apply to Growth Opportunity Portfolio which is non-diversified. See "Investment Objectives and Policies - Growth Opportunity Portfolio."

     2. Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

     3. Make investments for the purpose of exercising control or management.

     4. Purchase or sell real estate, except that, to the extent permitted by applicable law, a Portfolio may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     5. Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that a Portfolio may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Program's Prospectus and Statement of Additional Information, as they may be amended from time to time.

       6. Issue senior securities to the extent such issuance would violate applicable law.

     7. Borrow money, except that (i) a Portfolio may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) a Portfolio may borrow up to an additional 5% of its total assets for temporary purposes, (iii) a Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) a Portfolio may purchase securities on margin to the extent permitted by applicable law. A Portfolio may not pledge its assets other than to secure such borrowings or, to the extent permitted by such Portfolio's investment policies as set forth in the Program's Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued and forward commitment transactions and similar investment strategies.

     8. Underwrite securities of other issuers except insofar as a Portfolio technically may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in selling portfolio securities.

     9. Purchase or sell commodities or contracts on commodities, except to the extent that a Portfolio may do so in accordance with applicable law and the Program's Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

     Additional investment restrictions adopted by the Portfolios, which may be changed by the Program's Board of Directors, without approval of the Program's shareholders, provide that the Portfolios may not:


     a. Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, the Portfolios will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the "fund of funds" provisions) of the Investment Company Act at any time the Portfolios' shares are owned by another investment company that is part of the same group of investment companies as the Program.


     b. Make short sales of securities or maintain a short position, except to the extent permitted by applicable law.

     c. Invest in securities which cannot be readily resold because of legal or contractual restrictions or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Directors of the Program has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (a "Rule 144A security") and determined to be liquid by the Program's Board of Directors are not subject to the limitations set forth in this investment restriction.

     d. Notwithstanding fundamental investment restriction (7) above, borrow amounts in excess of 10% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Portfolio shares. A Portfolio will not purchase securities while borrowings exceed 5% (taken at market value) of its total assets.

     Portfolio securities of the Portfolios generally may not be purchased from, sold or loaned to the Investment Adviser or its affiliates or any of their directors, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

     Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") with the Program, the Portfolios are prohibited from engaging in certain transactions involving such firm or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See "Portfolio Transactions and Brokerage". Without such an exemptive order, the Portfolios are prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal and from purchasing securities in public offerings which are not registered under the Securities Act in which such firms or any of their affiliates participate as an underwriter or dealer.

     Investment in Foreign Issuers. The Fundamental Value, Global Opportunity and Growth Opportunity Portfolios may invest in securities of foreign issuers. Foreign companies may not be subject to uniform accounting and auditing and financial reporting standards or to practices and requirements comparable to those applicable to domestic issuers. Securities of foreign issuers may be less liquid and more volatile than securities of United States issuers. Investment in foreign securities also involves certain risks, including fluctuations in foreign exchange rates, political and economic developments and the possible imposition of exchange controls.

                           MANAGEMENT OF THE PROGRAM

Directors and Officers


     Information about the Directors, executive officers and portfolio managers of the Program, including their ages and principal occupations for at least the last five years, is set forth below. Unless otherwise noted, the address of the portfolio managers and of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

     ARTHUR ZEIKEL (65) - President and Director(1)(2) - Chairman of the Investment Adviser (which term as used herein includes its corporate predecessors) since 1997; Chairman of Fund Asset Management, L.P. ("FAM") (which term as used herein includes its corporate predecessors) since 1997; President of the Investment Adviser and FAM from 1977 to 1997; Chairman of Princeton Services, Inc. ("Princeton Services") since 1997 and Director thereof since 1993; President of Princeton Services from 1993 to 1997; Executive Vice President of Merrill Lynch & Co., Inc. ("ML & Co.") since 1990.

     JOE GRILLS (63) - Director(2) - P.O. Box 98, Rapidan, Virginia 22733. Member of the Committee of Investment of Employee Benefit Assets of the Financial Executives Institute ("CIEBA") since 1986; Member of CIEBA's Executive Committee since 1988 and its Chairman from 1991 to 1992; Assistant Treasurer of International Business Machines Corporation ("IBM") and Chief Investment Officer of IBM Retirement Funds from 1986 to 1993; Member of the Investment Advisory Committees of the State of New York Common Retirement Fund and the Howard Hughes Medical Institute; Director, Duke Management Company since 1993; Director, LaSalle Street Fund since 1995; Director, Kimco Realty Corporation since January 1997.

     WALTER MINTZ (69) - Director(2) - 1114 Avenue of the Americas, New York, New York 10036. Special Limited Partner of Cumberland Associates (investment partnership) since 1982.

     ROBERT S. SALOMON, JR. (61) - Director (2) - 106 Dolphin Cove Quay, Stamford, Connecticut 06902. Principal of STI Management (investment adviser); Director, The Common Fund; Chairman and CEO of Salomon Brothers Asset Management Inc. from 1992 to 1995; Chairman of Salomon Brothers equity mutual funds from 1992 to 1995; Director of Stock Research and U.S. Equity Strategist at Salomon Brothers from 1975 to 1991.

     MELVIN R. SEIDEN (67) - Director(2) - 780 Third Avenue, New York, New York 10017. Director of Silbanc Properties, Ltd. (real estate, investments and consulting) and President thereof since 1987; Chairman and President of Seiden & de Cuevas, Inc. (private investment firm) from 1964 to 1987.

     STEPHEN B. SWENSRUD (64) - Director(2) - 24 Federal Street, Suite 400, Boston, Massachusetts 02110. Chairman, Fernwood Advisors (investment advisers) since 1996; Principal, Fernwood Associates (financial consultant) since 1975.

     TERRY K. GLENN (57) - Executive Vice President(1)(2) - Executive Vice President of the Investment Adviser and FAM since 1983; Executive Vice President and Director of Princeton Services since 1993; President of Merrill Lynch Funds Distributor, Inc. ("MLFD" or the "Distributor") since 1986 and a Director thereof since 1991; President of Princeton Administrators, L.P. since 1988.

     NORMAN R. HARVEY (64) - Senior Vice President(1)(2) - Senior Vice President of the Investment Adviser and FAM since 1982; Senior Vice President of Princeton Services since 1993.

     JOSEPH T. MONAGLE, JR. (49) - Senior Vice President(1)(2) - Senior Vice President of the Investment Adviser and FAM since 1990; Department Head of the Global Fixed Income Division of the Investment Adviser and FAM since 1997; Senior Vice President of Princeton Services since 1993.

     GERALDINE GUNN (39) - Senior Vice President (1) - Vice President of the Investment Adviser since 1989; Securities Analyst for Basic Value Fund since 1984.

     THOMAS R. ROBINSON (54) - Vice President(1)(2) - First Vice President of the Investment Adviser since 1997; Senior Portfolio Manager of the Investment Adviser since November 1995; Manager of International Equity Strategy of ML & Co.'s Global Securities Research and Economics Group from 1989 to 1995.

     JAY C. HARBECK (63) - Vice President(1)(2) - First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1986 to 1997.

     CHRISTOPHER G. AYOUB (41) - Vice President(1)(2) - First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1985 to 1997; Assistant Vice President of the Investment Adviser from 1984 to 1985 and employee since 1982.

     GREGORY MARK MAUNZ (45) - Vice President(1)(2) - First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1985 to 1997 and Portfolio Manager since 1984.

     LAWRENCE R. FULLER (57) - Portfolio Manager(1) - First Vice President of the Investment Adviser since 1997; Vice President of the Investment Adviser from 1992 to 1997; Senior Vice President and Director of Benefit Capital Management from 1984 to 1992.

     DONALD C. BURKE (37) - Vice President(1)(2) - First Vice President of MLAM since 1997; Vice President of MLAM from 1990 to 1997 and Director of Taxation thereof since 1990.

     GERALD M. RICHARD (48) - Treasurer(1)(2) - Senior Vice President and Treasurer of the Investment Adviser and FAM since 1984; Senior Vice President and Treasurer of Princeton Services since 1993; Vice President of the Distributor since 1981 and Treasurer thereof since 1984.

     BARBARA G. FRASER (54) - Secretary(1)(2) - First Vice President of MLAM since 1996; Vice President of MLAM from 1994 to 1996; attorney in private practice from 1991 to 1994.

--------
(1) Interested person, as defined in the Investment Company Act, of the Program.

(2) Such Director or officer is a director or officer of certain other investment companies for which the Investment Adviser or its affiliates act as investment adviser(s). See "Compensation of Directors" below.


     At April 1, 1998, the Directors and officers of the Program as a group (16 persons) owned an aggregate of less than 1% of the outstanding shares of the Program. At that date, Mr. Zeikel, a Director and officer of the Program, and the other officers of the Program owned less than 1% of the outstanding Common Stock of ML & Co.



Compensation of Directors

     Pursuant to the terms of the Program's investment advisory agreement with the Investment Adviser relating to each Portfolio (each an "Investment Advisory Agreement"), the Investment Adviser pays all compensation of officers and employees of the Program as well as the fees of all Directors of the Program who are affiliated persons of ML & Co. or its subsidiaries. The Program pays each Director not affiliated with the Investment Manager a fee of $1,500 per year plus $250 per meeting attended together with such Directors' actual out-of-pocket expenses relating to attendance at meetings. The Program also compensates members of its Audit Committee which consists of all of the non-affiliated Directors at the rate of $1,500 per year plus $250 per meeting attended and is reimbursed for actual out-of-pocket expenses related to attendance at meetings. Fees and expenses paid to the non-affiliated Directors by the Portfolios for the fiscal year ended January 31, 1998, were allocated to each Portfolio on the basis of the size of the Portfolio: Fundamental Value Portfolio, $10,117; Quality Bond Portfolio, $1,778; U.S. Government Securities Portfolio, $2,045; Global Opportunity Portfolio, $8,267 and Growth Opportunity Portfolio, $3,199. For the fiscal year ended January 31, 1998, fees and expenses paid to non-affiliated Directors aggregated $25,406.

     The following table sets forth for the fiscal year ended January 31, 1998, compensation paid by the Program to the non-affiliated Directors, and for the calendar year ended December 31, 1997, the aggregate compensation paid by all investment companies advised by the Investment Adviser and its affiliate, FAM ("MLAM/FAM Advised Funds"), to the non-affiliated Directors.



                                                        Pension or Retirement     Total Compensation
                                       Compensation      Benefits Accrued as        from MLAM/FAM
                                         from the          Part of Program          Advised Funds
Name of Director                          Program              Expenses           Paid to Directors
-----------------------------------   --------------   -----------------------   ---------------------
Joe Grills(1) .....................       $5,000                None                   $171,500
Walter Mintz(1) ...................       $5,000                None                   $159,500
Robert S. Salomon, Jr.(1) .........       $5,000                None                   $159,500
Melvin R. Seiden(1) ...............       $5,000                None                   $159,500
Stephen B. Swensrud(1) ............       $5,000                None                   $175,500

--------

(1) In addition to the Program, the Directors serve on the boards of MLAM/FAM Advised Funds as follows: Joe Grills (21 registered investment companies consisting of 49 portfolios), Walter Mintz (20 registered investment companies consisting of 39 portfolios), Robert S. Salomon, Jr. (20 registered investment companies consisting of 39 portfolios), Melvin R. Seiden (20 registered investment companies consisting of 39 portfolios), and Stephen B. Swensrud (23 registered investment companies consisting of 54 portfolios).


Management and Advisory Arrangements

     Reference is made to "Management of the Program - Management and Advisory Arrangements" in the Prospectus for certain information concerning the management and advisory arrangements of the Program.

     The Investment Advisory Agreements provide that, subject to the direction of the Board of Directors of the Program, the Investment Adviser is responsible for the actual management of that Portfolio and for the review of that Portfolio's holdings in light of its own research analysis and analyses from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser, subject to review by the Board of Directors. The Investment Adviser supplies the portfolio managers for each Portfolio who consider analyses from various sources, make the necessary investment decisions and place transactions accordingly. The Investment Adviser also is obligated to perform certain administrative and management services for the Portfolios and is required to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement. The Investment Adviser has access to the total securities research, economic research and computer applications facilities of Merrill Lynch and makes extensive use of these facilities.

     Securities held by the Portfolios also may be held by or be appropriate investments for other funds for which the Investment Adviser or its affiliates act as adviser or by investment advisory clients of the Investment Adviser. Because of different investment objectives or other factors, a particular security may be bought for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for the Program or other funds for which the Investment Adviser or its affiliates act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or its affiliates during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

     As compensation for its services to the Portfolios, the Investment Adviser will receive from each Portfolio a monthly fee based on the average daily value of that Portfolio's net assets at the following annual rates:



Fundamental                       U.S. Government        Global         Growth
    Value        Quality Bond        Securities       Opportunity     Opportunity
  Portfolio        Portfolio         Portfolio         Portfolio       Portfolio
-------------   --------------   -----------------   -------------   ------------
    0.65%       0.50%            0.50%               0.75%           0.65%


     The table below sets forth for the fiscal years ended January 31, 1998, 1997 and 1996, the total advisory fee paid by each Portfolio to the Investment
Adviser:





                                                              Fee Amount ($)
                                           ----------------------------------------------------
                                                        For the fiscal year ended
                                           ----------------------------------------------------
Portfolio                                        1998              1997              1996
----------------------------------------   ---------------   ---------------   ----------------
    Fundamental Value ..................       428,666           284,074            128,082(5)
    Quality Bond .......................        48,576(1)         40,461(2)          23,114(6)
    U.S. Government Securities .........        55,861(1)         52,827(2)          37,948(6)
    Global Opportunity .................       411,965           255,998(3)         146,953(7)
    Growth Opportunity .................       176,230            57,884(4)                (8)



--------

(1) The Investment Adviser reimbursed the Portfolio for all of the advisory fee. In addition, the Investment Adviser reimbursed the Quality Bond Portfolio for $217,626, and U.S. Government Securities Portfolio for $171,285, respectively, of certain other expenses (excluding 12b-1 fees).

(2) The Investment Adviser reimbursed the Portfolio for all of the advisory fee. In addition, the Investment Advisor reimbursed the Quality Bond Portfolio for $227,819, and U.S. Government Securities Portfolio for $259,312, respectively, of certain other expenses (excluding 12b-1 fees).

(3) The Investment Adviser reimbursed $87,899 of the advisory fee.

(4) The Investment Adviser reimbursed $17,978 of the advisory fee.

(5) The Investment Adviser reimbursed $23,907 of the advisory fee.

(6) The Investment Adviser reimbursed the Portfolio for all of the advisory fee. In addition, the Investment Adviser reimbursed the Quality Bond Portfolio for $93,347 of certain other expenses (excluding 12b-1 fees) and U.S. Government Securities Portfolio for 156,230 of certain other expenses (excluding 12b-1 fees).

(7) The Investment Adviser reimbursed $33,240 of certain other expenses (excluding 12b-1 fees).

(8) The Growth Opportunity Portfolio commenced operations on February 2, 1996.


     As described in the Prospectus, the Investment Adviser has entered into sub-advisory agreements with respect to Fundamental Value Portfolio, Global Opportunity Portfolio and Growth Opportunity Portfolio with Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") pursuant to which MLAM U.K. provides investment advisory services to the Investment Adviser with respect to each Portfolio. For the fiscal year ended January 31, 1998, the Investment Adviser did not pay any advisory fees to MLAM U.K. pursuant to this arrangement.


     Each Investment Advisory Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Portfolios connected with investment and economic research, trading and investment management of the Portfolios, as well as the fees of all Directors of the Program who are affiliated persons of ML & Co. or any of its subsidiaries. Each Portfolio pays all other expenses incurred in its operations and a portion of the Program's general administrative expenses allocated on the basis of the asset size of the respective Portfolios. Expenses that will be borne directly by the Portfolios include redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering the shares under Federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the Custodian and Transfer Agent and other expenses attributable to the particular Portfolio. Expenses which will be allocated on the basis of the size of the respective Portfolios include directors' fees, legal expenses, state franchise taxes, auditing services, costs of printing proxies, stock certificates, shareholder reports and prospectuses (except to the extent paid by the Distributor), Commission fees, accounting costs and other expenses properly payable by the Portfolios and allocable on the basis of the size of the respective Portfolios. Accounting services are provided for the Portfolios by the Investment Adviser and the Portfolios reimburse the Investment Adviser for its costs in connection with such services. As required by the Distribution Agreements, the Distributor will pay certain of the expenses of the Portfolios incurred in connection with the offering of shares of each Portfolio, including the expenses of printing the prospectuses and statements of additional information used in connection with the continuous offering of shares by the Portfolios.


     The Investment Adviser is a limited partnership, the partners of which are ML & Co. and Princeton Services. ML & Co. and Princeton Services are "controlling persons" of the Investment Adviser as defined under the Investment Company Act because of their power to exercise a controlling influence over its investment policies. Similarly, the following entities may be considered "controlling persons" of MLAM U.K.: Merrill Lynch Europe PLC (MLAM U.K.'s parent), a subsidiary of Merrill Lynch International Holdings, Inc., a subsidiary of Merrill Lynch International, Inc., a subsidiary of ML & Co.


     Duration and Termination. Unless earlier terminated as described below, the Investment Advisory Agreement for each Portfolio will remain in effect from year to year if approved annually (a) by the Board of Directors of the Program or by a majority of the outstanding shares of the subject Portfolio and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of the Portfolios.


                              PURCHASE OF SHARES

     Reference is made to "Purchase of Shares" and "Redemption of Shares" in the Prospectus for certain information as to the purchase of shares of the Portfolios.

     The Program will offer shares solely to holders of IRAs for which Merrill Lynch acts as custodian and to CBASM accounts and CMA SubAccounts(SM) established pursuant to the Uniform Gifts to Minors Acts or the Uniform Transfers to Minors Acts (or similar state statutes). The minimum initial purchase in any Portfolio is $100 and the minimum subsequent purchase in any Portfolio is $1.

     The Distributor, a subsidiary of the Investment Adviser, acts as the distributor of the shares of the Program. The applicable offering price for purchase orders is based on the net asset value of the Portfolio next determined after receipt of the purchase orders by the Distributor. As to purchase orders received by securities dealers prior to the close of business on the NYSE (generally, 4:00 P.M., New York time), which includes orders received after the close of business on the previous day, the applicable offering price will be based on the net asset value determined as of 15 minutes after the close of business on the NYSE, on the day the orders are placed with the Distributor, provided the orders are received by the Distributor prior to 30 minutes after the close of business on the NYSE on that day. If the purchase orders are not received by the Distributor prior to 30 minutes after the close of business on the NYSE, such orders shall be deemed received on the next business day. Any order may be rejected by the Distributor or the Program. The Program or the Distributor may suspend the continuous offering of any Portfolio's shares at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Neither the Distributor nor the dealers are permitted to withhold placing orders to benefit themselves by a price change. Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a sale of shares to such customers.

     Each Portfolio issues four classes of shares under the Merrill Lynch Select Pricing(SM) System: shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives, and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Each Class A, Class B, Class C and Class D share of each Portfolio represents identical interests in the investment portfolio of that Portfolio and has the same rights, except that Class B, Class C and Class D shares bear the expenses of the ongoing account maintenance fees, and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. Class B, Class C and Class D shares each have exclusive voting rights with respect to the Rule 12b-1 distribution plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class D Distribution Plan). Each class has different exchange privileges. See "Shareholder Services - Exchange Privilege."


     The Merrill Lynch Select Pricing(SM) System is used by more than 50 registered investment companies advised by the Investment Adviser, or its affiliate, FAM. Funds advised by the Investment Adviser or FAM that use the Merrill Lynch Select Pricing(SM) System are referred to herein as "MLAM-advised mutual funds."


     The Program has entered into separate distribution agreements with the Distributor on behalf of each Portfolio in connection with the continuous offering of each class of shares of each of the Portfolios (the "Distribution Agreements"). The Distribution Agreements obligate the Distributor to pay certain expenses in connection with the offering of each class of shares of the Portfolios. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreements are subject to the same renewal requirements and termination provisions as the Management Agreement described above.


Initial Sales Charge Alternatives - Class A and Class D Shares


     The gross sales charge for the sale of Class A shares of the Fundamental Value Portfolio for the fiscal year ended January 31, 1998 was $368, of which $18 and $350 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class A shares of the Fundamental Value Portfolio for the fiscal year ended January 31, 1997 was $183, of which $9 and $174 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class A shares of the Fundamental Value Portfolio for the fiscal year ended January 31, 1996 was $96, of which $5 and $91 were received by the Distributor and Merrill Lynch, respectively. There was no gross sales charge for the sale of Class A shares of the U.S. Government Securities Portfolio for the fiscal year ended January 31, 1998. There was no gross sales charge for the sale of Class A shares of the U.S. Government Securities Portfolio for the fiscal year ended January 31, 1997. The gross sales charge for the sale of Class A shares of the U.S. Government Securities Portfolio for the fiscal year ended January 31, 1996 was $49, of which $3 and $46 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class A shares of the Global Opportunity Portfolio for the fiscal year ended January 31, 1998 was $125, of which $6 and $119 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class A shares of the Global Opportunity Portfolio for the fiscal year ended January 31, 1997 was $98, of which $3 and $95 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class A shares of the Global Opportunity Portfolio for the fiscal year ended

January 31, 1996 was $210, of which $11 and $199 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class A shares of the Quality Bond Portfolio for the fiscal year ended January 31, 1998 was $13, of which $1 and $12 were received by the Distributor and Merrill Lynch, respectively. There was no gross sales charge for the sale of Class A shares of the Quality Bond Portfolio for the fiscal year ended January 31, 1997. There was no gross sales charge for the sale of Class A shares of the Quality Bond Portfolio for the fiscal year ended January 31, 1996. The gross sales charge for the sale of Class A shares of the Growth Opportunity Portfolio for the fiscal year ended January 31, 1998 was $25, of which $1 and $24 were received by the Distributor and Merrill Lynch, respectively. There was no gross sales charge for the sale of Class A shares of the Growth Opportunity Portfolio for the fiscal year ended January 31, 1997. The gross sales charge for the sale of Class D shares of the Fundamental Value Portfolio for the fiscal year ended January 31, 1998 was $35,731, of which $1,745 and $33,986 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class D shares of the Fundamental Value Portfolio for the fiscal year ended January 31, 1997 was $34,665, of which $1,669 and $32,996, were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class D shares of the Fundamental Value Portfolio for the fiscal year ended January 31, 1996 was $47,105, of which $2,345 and $44,760 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class D shares of the Quality Bond Portfolio for the fiscal year ended January 31, 1998 was $2,692, of which $172 and $2,520 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class D shares of the Quality Bond Portfolio for the fiscal year ended January 31, 1997 was $4,677, of which $307 and $4,370 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class D shares of the Quality Bond Portfolio for the fiscal year ended January 31, 1996, was $2,829, of which $192 and $2,637 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class D shares of the U.S. Government Securities Portfolio for the fiscal year ended January 31, 1998 was $611, of which $38 and $573 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class D shares of the U.S. Government Securities Portfolio for the fiscal year ended January 31, 1997 was $1,829, of which $120 and $1,709 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class D shares of the U.S. Government Securities Portfolio for the fiscal year ended January 31, 1996, was $3,074, of which $203 and $2,871 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class D shares of the Global Opportunity Portfolio for the fiscal year ended January 31, 1998 was $26,921, of which $1,226 and $25,695 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class D shares of the Global Opportunity Portfolio for the fiscal year ended January 31, 1997 was $28,819, of which $1,415 and $27,404 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class D shares of the Global Opportunity Portfolio for the fiscal year ended January 31, 1996, was $19,543, of which $959 and $18,584 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class D shares of the Growth Opportunity Portfolio for the fiscal year ended January 31, 1998 was $24,165, of which $1,165 and $23,000 were received by the Distributor and Merrill Lynch, respectively. The gross sales charge for the sale of Class D shares of the Growth Opportunity Portfolio for the fiscal year ended January 31, 1997 was $20,469, of which $1,004 and $19,465 were received by the Distributor and Merrill Lynch, respectively.


     The term "purchase", as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class A and Class D shares of the Portfolios, refers to a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved. The term "purchase" also includes purchases by any "company", as that term is defined in the Investment Company Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Portfolio or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

     Closed-End Fund Investment Option. Class A shares of the Portfolios and other MLAM-advised mutual funds ("Eligible Class A shares") are offered at net asset value to shareholders of certain closed-end funds advised by the Investment Adviser or FAM who purchased such closed-end fund shares prior to October 21, 1994, and wish to reinvest the net proceeds from a sale of their closed-end fund shares of common stock in Eligible Class A shares, if the conditions set forth below are satisfied. Alternatively, closed-end fund shareholders who purchased such shares on or after October 21, 1994, and wish to reinvest the net proceeds from a sale of their closed-end fund shares are offered Class A shares (if eligible to buy Class A shares) or Class D shares of the Portfolios and other MLAM-advised mutual funds ("Eligible Class D shares"), if the following conditions are met. First, the sale of the closed-end fund shares must be made through Merrill Lynch, and the net proceeds therefrom must be immediately reinvested in Eligible Class A or Class D shares. Second, the closed-end fund shares must either have been acquired in the initial public offering or be shares representing dividends from shares of common stock acquired in such offering. Third, the closed-end fund shares must have been continuously maintained in a Merrill Lynch securities account. Fourth, there must be a minimum purchase of $250 to be eligible for the investment option.

     Shareholders of certain MLAM-advised continuously offered closed-end funds may reinvest at net asset value the net proceeds from a sale of certain shares of common stock of such funds in shares of a Portfolio. Upon exercise of this investment option, shareholders of Merrill Lynch Senior Floating Rate Fund, Inc. will receive Class A shares of a Portfolio and shareholders of Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch High Income Municipal Bond Fund, Inc. will receive Class D shares of a Portfolio, except that shareholders already owning Class A shares of a Portfolio will be eligible to purchase additional Class A shares pursuant to this option, if such additional Class A shares will be held in the same account as the existing Class A shares and the other requirements pertaining to the reinvestment privilege are met. In order to exercise this investment option, a shareholder of one of the above-referenced continuously offered closed-end funds (an "eligible fund") must sell his or her shares of common stock of the eligible fund (the "eligible shares") back to the fund in connection with a tender offer conducted by the eligible fund and reinvest the proceeds immediately in the designated class of shares of a Portfolio. This investment option is available only with respect to eligible shares as to which no Early Withdrawal Charge or CDSC (each as defined in the eligible fund's prospectus) is applicable. Purchase orders from eligible fund shareholders wishing to exercise this investment option will be accepted only on the day that the related tender offer terminates and will be effected at the net asset value of the designated class of the Portfolio on such day.


Reduced Initial Sales Charges

     Right of Accumulation. Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of the Portfolios subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser's combined holdings of all classes of shares of the Program and of other MLAM-advised mutual funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser's securities dealer, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

     Purchase Privilege of Certain Persons. Directors of the Program, directors and trustees of other MLAM-advised investment companies, ML & Co. and its subsidiaries (the term "subsidiaries" when used herein with respect to ML & Co. includes MLAM, FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.) and their directors and employees may purchase Class A shares of the Portfolios at net asset value.

     Class D shares of the Portfolios are offered at net asset value, without a sales charge, to an investor who has a business relationship with a financial consultant who joined Merrill Lynch from another investment firm within six months prior to the date of purchase by such investor if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of the Portfolio with proceeds from a redemption of a mutual fund that was sponsored by the financial consultant's previous firm and was subject to a sales charge either at the time of purchase or on a deferred basis; and second, the investor also must establish that such redemption had been made within 60 days prior to the investment in the Portfolio, and the proceeds from the redemption had been maintained in the interim in cash or a money market fund.

     Class D shares of the Portfolios are also offered at net asset value, without a sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant and who has invested in a mutual fund sponsored by a non-Merrill Lynch company for which Merrill Lynch has served as a selected dealer and where Merrill Lynch has either received or given notice that such arrangement will be terminated, if the following conditions are satisfied: first, the investor must purchase Class D shares of a Portfolio with proceeds from a redemption of shares of such other mutual fund and such fund was subject to a sales charge either at the time of purchase or on a deferred basis; and second, such purchase of Class D shares must be made within 90 days after such notice of termination.

     Class D shares of the Portfolios are offered at net asset value, without a sales charge, to an investor who has a business relationship with a Merrill Lynch Financial Consultant and who has invested in a mutual fund for which Merrill Lynch has not served as a selected dealer if the following conditions are satisfied: first, the investor must advise Merrill Lynch that it will purchase Class D shares of a Portfolio with proceeds from the redemption of such shares of other mutual funds and that such shares have been outstanding for a period of no less than six months; and second, such purchase of Class D shares must be made within 60 days after the redemption and the proceeds from the redemption must be maintained in the interim in cash or a money market fund.

     Reductions in or exemptions from the imposition of a sales load are due to the nature of the investors and/or the reduced sales efforts that will be needed in obtaining such investments.


Distribution Plans

     Reference is made to "Purchase of Shares - Distribution Plans" in the Prospectus for certain information with respect to the separate distribution plans for Class B, Class C and Class D shares pursuant to Rule 12b-1 under the Investment Company Act (each a "Distribution Plan") regarding the account maintenance and/or distribution fees paid by the Portfolios to the Distributor with respect to such classes.

     Payments of the account maintenance fees and/or distribution fees are subject to the provisions of Rule 12b-1 under the Investment Company Act. Among other things, each Distribution Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance fees and/or distribution fees paid the Distributor. In their consideration of each Distribution Plan, the Directors must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to the Portfolio and its related class of shareholder. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the Program, as defined in the Investment Company Act (the "Independent Directors"), shall be committed to the discretion of the Independent Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the Independent Directors concluded that there is a reasonable likelihood that such Distribution Plan will benefit the Portfolio and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the Independent Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of the Portfolio. A Distribution Plan cannot be amended to increase materially the amount to be spent by the Portfolio without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of the Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that the Portfolio preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

Limitations on the Payment of Deferred Sales Charges

     The maximum sales charge rule in the Conduct Rules of National Association of Securities Dealers, Inc. ("NASD") imposes a limitation on certain asset-backed sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Portfolios, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Portfolios to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus
(2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the "voluntary maximum") in connection with the Class B shares is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, the Portfolio will not make further payments of the distribution fee with respect to Class B shares, and any CDSCs will be paid to the Portfolio rather than to the Distributor, however, the Portfolio will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payment in excess of the amount payable under the NASD formula will not be made.

     The following table sets forth comparative information as of January 31, 1998, with respect to Class B and Class C shares indicating the maximum allowable payments that can be made under the NASD maximum sales charge rule and, with respect to Class B shares, the Distributor's voluntary maximum for the periods indicated.





                                             Data Calculated as of January 31, 1998
                                           ------------------------------------------
                                                         (In thousands)
                                                             Allowable    Allowable
                                                             Aggregate   Interest on
                                            Eligible Gross     Sales        Unpaid
                                               Sales(1)       Charges     Balance(2)
                                           ---------------- ----------- -------------
Class B Shares, for the period
 February 1, 1995 (commencement
 of operations) to January 31, 1998:
Under NASD Rule as Adopted
Fundamental Value Portfolio ..............      38,237         2,390         311
Quality Bond Portfolio ...................       6,167           385          53
Global Opportunity Portfolio .............      34,789         2,174         256
U.S. Government Securities Portfolio .....       4,853           303          47
Growth Opportunity Portfolio (5) .........      20,563         1,285          99
Under Distributor's
 Voluntary Waiver
Fundamental Value Portfolio ..............      38,237         2,390         191
Quality Bond Portfolio ...................       6,167           385          31
Global Opportunity Portfolio .............      34,789         2,174         174
U.S. Government Securities Portfolio .....       4,853           303          25
Growth Opportunity Portfolio (5) .........      20,563         1,285         103
Class C Shares, for the period
 February 1, 1995 (commencement
 of operations) to January 31, 1998:
Under NASD Rule as Adopted
Fundamental Value Portfolio ..............      21,995         1,375         183
Quality Bond Portfolio ...................       3,309           207          30
Global Opportunity Portfolio .............      17,228         1,077         134
U.S. Government Securities Portfolio .....       2,420           151          24
Growth Opportunity Portfolio (5) .........      11,598           725          55



                                                  Data Calculated as of January 31, 1998
                                           ----------------------------------------------------
                                                              (In thousands)
                                                                                      Annual
                                                                                   Distribution
                                                          Amounts                     Fee at
                                            Maximum     Previously     Aggregate     Current
                                             Amount       Paid to        Unpaid     Net Asset
                                            Payable   Distributor(3)    Balance      Level(4)
                                           --------- ---------------- ----------- -------------
Class B Shares, for the period
 February 1, 1995 (commencement
 of operations) to January 31, 1998:
Under NASD Rule as Adopted
Fundamental Value Portfolio ..............   2,701          791          1,910         361
Quality Bond Portfolio ...................     438           90            348          30
Global Opportunity Portfolio .............   2,432          668          1,764         305
U.S. Government Securities Portfolio .....     350           76            274          33
Growth Opportunity Portfolio (5) .........   1,384          211          1,173         193
Under Distributor's
 Voluntary Waiver
Fundamental Value Portfolio ..............   2,581          791          1,790         361
Quality Bond Portfolio ...................     416           90            326          30
Global Opportunity Portfolio .............   2,348          668          1,680         305
U.S. Government Securities Portfolio .....     328           76            252          33
Growth Opportunity Portfolio (5) .........   1,388          211          1,177         193
Class C Shares, for the period
 February 1, 1995 (commencement
 of operations) to January 31, 1998:
Under NASD Rule as Adopted
Fundamental Value Portfolio ..............   1,558          279          1,279         172
Quality Bond Portfolio ...................     237           27            210          15
Global Opportunity Portfolio .............   1,211          194          1,017         120
U.S. Government Securities Portfolio .....     175           23            152          11
Growth Opportunity Portfolio (5) .........     780           86            694          98


--------
(1) Purchase price of all eligible Class B or Class C shares sold during periods indicated other than shares acquired through dividend reinvestment and the exchange privilege.

(2) Interest is computed on a monthly basis based upon the prime rate, as reported in The Wall Street Journal, plus 1%, as permitted under the NASD Rule.

(3) Consists of CDSC payments, distribution fee payments and accruals. See "Purchase of Shares - Distribution Plans" in the Prospectus.

(4) Provided to illustrate the extent to which the current level of distribution fee payments (not including any CDSC payments) is amortizing the unpaid balance. No assurance can be given that payments of the distribution fee will reach either the NASD maximum or, with respect to Class B shares, the voluntary maximum.


(5) For Growth Opportunity Portfolio, the information provided is for the period February 1, 1995 (commencement of operations) to January 31, 1998.


     As described in Appendix A, there are four types of self-directed plans which are eligible to invest in the Portfolios: the individual retirement account, the Roth individual retirement account ("Roth IRA"), the individual retirement rollover account ("IRRA") and the Simplified Employee Pension Plan ("SEP-IRA") (collectively, "IRAs"). Although the amount which may be contributed to an IRA account in any one year is subject to certain limitations, assets already in an IRA account may be invested in the Portfolios without regard to such limitations.

     Shareholders considering transferring an IRA, CBA(Reg. TM) account or CMA SubAccount(SM) in which Program shares are held from Merrill Lynch to another brokerage firm or financial institution should be aware that Program shares may only be held in a Merrill Lynch custodied IRA, or in a CBA(Reg. TM) account or CMA SubAccount(SM) established pursuant to the Uniform Gifts to Minors Acts or Uniform Transfers to Minors Acts (or other similar state statutes). Prior to any such transfer, a shareholder must either redeem the shares (paying any applicable CDSC), so that the cash proceeds can be transferred to the account at the new firm or exchange the shares for shares of another mutual fund advised by the Investment Adviser or its affiliates pursuant to the exchange privilege. It is possible, however, that the firm to which the account is to be transferred will not take delivery of shares of such other MLAM-advised mutual fund, and then the shareholder would have to redeem these shares so that the cash proceeds can be transferred or continue to maintain an IRA, CBA(Reg. TM) account or CMA SubAccount(SM) at Merrill Lynch for those shares.

     Cash balances of participants who elect to have such funds automatically invested in shares of a Portfolio will be invested as follows. Cash balances arising from the sale of securities held in the account which do not settle on the day of the transaction (such as most common and preferred stock transactions) become available to the Program and will be invested in shares of a Portfolio on the business day following the day that proceeds with respect thereto are received in the account. Proceeds giving rise to cash balances from the sale of securities held in the account settling on a same day basis and from principal repayments on debt securities held in the account become available to the Program and will be invested in shares of a Portfolio on the next business day following receipt. Cash balances arising from dividends or interest payments on securities held in the account or from a contribution to the IRA account or a deposit into the CBA(Reg. TM) account or CMA SubAccount(SM) are invested in shares of the Portfolios on the business day following the date the payment is received in the account.


     Merrill Lynch has advised the Program that it will not charge an annual account fee upon any IRA, UGMA, UTMA accounts in a CBA(Reg. TM) account or CMA SubAccount(SM) which participates in the Merrill Lynch Asset Builder(SM) Service, provided the account receives additional contributions of $250 annually and is invested solely in one or more of the Program's Portfolios, a money market fund advised by the Investment Adviser or its affiliates or a bank deposit account administered by Merrill Lynch. Merrill Lynch has further advised the Program that it will not charge an annual account fee under certain other circumstances. If, however, a shareholder of any of the Portfolios exchanges any of his or her shares of a Portfolio for shares of another MLAM-advised mutual fund, Merrill Lynch will reinstate the IRA, CBA(Reg. TM) or CMA SubAccount(SM) annual account fee, as the case may be. For information about current IRA fees charged by Merrill Lynch, consult the applicable Merrill Lynch IRA disclosure schedule. For information about the current CBA(Reg. TM) fees charged by Merrill Lynch, consult the Capital Builder(TM) Account Program description. For information about current CMA SubAccount(SM) fees charged by Merrill Lynch, consult the Cash Management Account(Reg. TM) Program description.



                             REDEMPTION OF SHARES

     Reference is made to "Redemption of Shares" in the Prospectus for certain information as to the redemption and repurchase of shares of the Portfolios.


     The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for any period during which trading on the NYSE is restricted as determined by the Securities and Exchange Commission (the "Commission") or such Exchange is closed (other than customary weekend and holiday closings), for any period during which an emergency exists as defined by the Commission as a result of which disposal of portfolio securities or determination of the net asset value of any Portfolio is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of the Portfolios.

     Distributions from an IRA account to a participant prior to the time the participant reaches age 59 1/2 may subject the participant to income and excise taxes. See "Dividends, Distributions and Taxes". There are, however, no adverse tax consequences resulting from redemptions of shares of the Portfolios where the redemption proceeds remain in the IRA account and are otherwise invested.


     The Program is required to redeem for cash all shares of each Portfolio of the Program. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption as described below. If such notice is received by Merrill Lynch prior to the determination of net asset value on any day (15 minutes after the close of business on the NYSE), the redemption will be effective on that day and payment generally will be made on the next business day. If the notice is received after the determination of net asset value on any day, the redemption will be effective on the next business day and payment will be made on the second business day after receipt of the notice. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption. Accrued but unpaid dividends will be paid on the payable date next following the date of redemption.

     The value of shares at the time of redemption may be more or less than the shareholder's cost, depending on the market value of the securities held by the Program at any such time.


     Any shareholder may redeem shares of the Portfolios by submitting a written notice of redemption to Merrill Lynch. Participants in the Program should contact their Merrill Lynch Financial Consultant to effect such redemptions. Redemption requests should not be sent to the Program or to its Transfer Agent. In the case of an IRA account, the notice must bear the signature of the person in whose name the IRA is maintained, signed exactly as his or her name appears on the IRA adoption agreement. In the case of a CBA(Reg. TM) or CMA(Reg. TM) account, the notice must bear the signature of the person named as custodian for the account.


Deferred Sales Charges - Class B and Class C Shares


     As discussed in the Prospectus under "Purchase of Shares - Deferred Sales Charge Alternatives - Class B and Class C Shares", while Class B shares redeemed within four years of purchase are subject to a CDSC, under most circumstances, the charge is waived (i) on redemptions of Class B shares in certain instances including in connection with certain post-retirement withdrawals from an IRA or other retirement plan or (ii) on redemptions of Class B shares following the death or disability of a Class B shareholder. Redemptions for which the waiver applies in the case of such withdrawals are:
(a) any partial or complete redemption in connection with a tax-free distribution following retirement under a tax-deferred retirement plan or attaining age 59 1/2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for the life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA or (b) any partial or complete redemption following the death or disability (as defined in the Code) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability. For the fiscal years ended January 31, 1996, 1997 and 1998, the Distributor received CDSCs of $11,993, $55,593 and $82,799, with respect to redemptions of Class B shares of Fundamental Value Portfolio, all of which was paid to Merrill Lynch. For the fiscal years ended January 31, 1996, 1997 and 1998, the Distributor received CDSCs of $2,371, $5,793 and $5,816, with respect to redemptions of Class C shares of Fundamental Value Portfolio, all of which was paid to Merrill Lynch. For the fiscal years ended January 31, 1996, 1997 and 1998, the Distributor received CDSCs of $1,288, $7,529 and $18,443, with respect to redemptions of Class B shares of Quality Bond Portfolio, all of which was paid to Merrill Lynch. For the fiscal years ended January 31, 1996, 1997 and 1998, the Distributor received CDSCs of $224, $1,038 and $706, with respect to redemptions of Class C shares of Quality Bond Portfolio, all of which was paid to Merrill Lynch. For the fiscal years ended

January 31, 1996, 1997 and 1998, the Distributor received CDSCs of $12,061, $51,643 and $72,591, with respect to redemptions of Class B shares of Global Opportunity Portfolio, all of which was paid to Merrill Lynch. For the fiscal years ended January 31, 1996, 1997 and 1998, the Distributor received CDSCs of $1,357, $4,084 and $4,532, with respect to redemptions of Class C shares of Global Opportunity Portfolio, all of which was paid to Merrill Lynch. For the fiscal years ended January 31, 1996, 1997 and 1998, the Distributor received CDSCs of $2,636, $5,590 and $12,110, with respect to redemptions of Class B shares of U.S. Government Securities Portfolio, all of which was paid to Merrill Lynch. For the fiscal years ended January 31, 1996, 1997 and 1998, the Distributor received CDSCs of $255, $358 and $432, with respect to redemptions of Class C shares of U.S. Government Securities, all of which was paid to Merrill Lynch. For the fiscal years ended January 31, 1997 and 1998, the Distributor received CDSCs of $9,146 and $28,794, respectively, with respect to redemptions of Class B shares of Growth Opportunity Portfolio, all of which was paid to Merrill Lynch. For the fiscal years ended January 31, 1997 and 1998, the Distributor received CDSCs of $1,138 and $3,019, with respect to redemptions of Class C shares of Growth Opportunity Portfolio, all of which was paid to Merrill Lynch.



                     PORTFOLIO TRANSACTIONS AND BROKERAGE

     Reference is made to "Portfolio Transactions and Brokerage" in the Prospectus. Subject to policies established by the Board of Directors of the Program, the Investment Adviser is primarily responsible for the portfolio decisions of each of the Portfolios and the placing of the portfolio transactions for each of the Portfolios. With respect to such transactions, the Investment Adviser seeks to obtain the best net results for each Portfolio, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm involved and the firm's risk in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive commission rates, the Portfolios will not necessarily be paying the lowest commission or spread available. Transactions with respect to the securities of small and emerging growth companies in which the Fundamental Value and Growth Opportunity Portfolios may invest may involve specialized services on the part of the broker or dealer and thereby entail higher commissions or spreads than would be the case with transactions involving more widely traded securities of more established companies. The Portfolios have no obligation to deal with any broker in the execution of transactions for their portfolio securities. In addition, consistent with the Conduct Rules of the NASD and policies established by the Directors of the Program, the Investment Adviser may consider sales of shares of the Portfolios as a factor in the selection of brokers or dealers to execute portfolio transactions for the Portfolios.

     The Program has been informed by Merrill Lynch that it will in no way, at any time, attempt to influence or control the placing by the Investment Adviser or by the Program of orders for brokerage transactions. Brokers and dealers, including Merrill Lynch, who provide supplemental investment research (such as securities and economic research and market forecasts) to the Investment Adviser may receive orders for transactions by the Portfolios. If, in the judgment of the Investment Adviser, a Portfolio will be benefited by such supplemental research services, the Investment Adviser is authorized to pay commissions to brokers furnishing such services which are in excess of commissions which another broker may charge for the same transaction. Information so received is in addition to and not in lieu of the services required to be performed by the Investment Adviser under the Investment Advisory Agreement with the Program, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. Supplemental investment research received by the Investment Adviser may also be used in connection with other investment advisory accounts of the Investment Adviser and its affiliates.


     The Portfolios also may invest in securities traded in the over-the-counter ("OTC") market. Transactions in the OTC market generally are principal transactions with dealers and the costs of such transactions involve dealer spreads. With respect to the OTC transactions, the Portfolios, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually act as principals for their own account. On occasion, securities may be purchased directly from the issuer. Bonds and money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of portfolio securities transactions of the Quality Bond and the U.S. Government Securities Portfolios will consist primarily of dealer or underwriter spreads.


     Under the Investment Company Act, persons affiliated with the Program are prohibited from dealing with the Portfolios as a principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own account, affiliated persons of the Program, including Merrill Lynch, may not serve as the Program's dealer in connection with such transactions. See "Investment Objectives and Policies - Investment Restrictions". However, affiliated persons of the Program may serve as its broker in the OTC transactions conducted on an agency basis.

     The Program may not purchase securities, including municipal bonds, during the existence of any underwriting syndicate of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures approved by the Board of Directors of the Program that either comply with rules adopted by the Commission or with interpretations of the Commission staff. Rule 10f-3 under the Investment Company Act sets forth conditions under which the Program may purchase securities from an underwriting syndicate of which Merrill Lynch is a member. The rule sets forth requirements relating to, among other things, the terms of an issue of securities purchased by the Program, the amount of securities which may be purchased in any one issue and the assets of the Program which may be invested in a particular issue.


     The ability and decisions of the Global Opportunity, Fundamental Value and Growth Opportunity Portfolios to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Portfolios are redeemable on a daily basis in U.S. dollars, the Global Opportunity, Fundamental Value and Growth Opportunity Portfolios intend to manage their portfolios so as to give reasonable assurance that they will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have any significant effect on portfolio strategies.

     The Global Opportunity, Fundamental Value and Growth Opportunity Portfolios anticipate that brokerage transactions involving securities of companies domiciled in countries other than the U.S. will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions are generally higher than in the U.S., although the Global Opportunity, Fundamental Value and Growth Opportunity Portfolios will endeavor to achieve the best net results in effecting the transactions. There is generally less governmental supervision and regulation of foreign stock exchanges and brokers than in the U.S.

     The Board of Directors of the Program has considered the possibilities of seeking to recapture for the benefit of the Program brokerage commissions, dealer spreads and other expenses of possible portfolio transactions, such as underwriting commissions and tender offer solicitation fees, by conducting such portfolio transactions through affiliated entities, including Merrill Lynch. For example, brokerage commissions received by Merrill Lynch could be offset against the advisory fee payable by the Program to the Investment Adviser. After considering all factors deemed relevant, the Board made a determination not to seek such recapture. The Board will reconsider this matter from time to time. The Investment Adviser has arranged for the Program's custodian to receive any tender offer solicitation fees on behalf of the Program payable with respect to portfolio securities of the Program.

     The Global Opportunity, Fundamental Value and Growth Opportunity Portfolios may invest in the securities of foreign issuers in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) or other securities convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets.

     Section 11(a) of the Securities Exchange Act of 1934 generally prohibits members of the national securities exchanges from executing exchange transactions for their affiliates and institutional accounts which they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for the Portfolios in any of the portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Program, and annual statements as to aggregate compensation will be provided to the Portfolios. The Commission has the authority to issue regulations to broaden the prohibition contained in Section 11(a) to extend to transactions executed otherwise than on a national securities exchange. While there is no indication that it will do so, the Commission could under this authority issue regulations at any time which would prohibit affiliates from executing portfolio transactions for the Portfolios on foreign securities exchanges.


     For the fiscal year ended January 31, 1996, the Fundamental Value Portfolio paid total brokerage commissions of $98,736, of which $2,890, or 2.9%, was paid to Merrill Lynch for effecting 4.0% of the aggregate dollar amount of transactions in which the Portfolio paid brokerage commissions. For the fiscal year ended January 31, 1998, the Fundamental Value Portfolio paid total brokerage commissions of $153,414 of which $1,230, or .80%, was paid to Merrill Lynch for effecting .97% of the aggregate dollar amount of transactions in which the Portfolio paid brokerage commissions. For the fiscal year ended January 31, 1997 the Fundamental Value Portfolio paid total brokerage commissions of $141,506, of which $2,085, or 1.5%, was paid to Merrill Lynch for effecting 1.4% of the aggregate dollar amount of transactions in which the Portfolio paid brokerage commissions. For the fiscal year ended January 31, 1996, the Global Opportunity Portfolio paid total brokerage commissions of $77,410, of which $10,690, or 13.8%, was paid to Merrill Lynch for effecting 15.1% of the aggregate dollar amount of transactions in which the Portfolio paid brokerage commissions. For the fiscal year ended January 31, 1998, the Global Opportunity Portfolio paid total brokerage commissions of $130,263, of which $7,772, or 5.97%, was paid to Merrill Lynch for effecting 5.71% of the aggregate dollar amount of transactions in which the Portfolio paid brokerage commissions. For the fiscal year ended January 31, 1997 the Global Opportunity Portfolio paid total brokerage commissions of $86,689, of which $1,813, or 2.1%, was paid to Merrill Lynch for effecting 2.7% of the aggregate dollar amount of transactions in which the Portfolio paid brokerage commissions. For the fiscal year ended January 31, 1997 the Growth Opportunity Portfolio paid total brokerage commissions of $20,474, of which $1,578, or 7.7%, was paid to Merrill Lynch for effecting 7.7% of the aggregate dollar amount of transactions in which the Portfolio paid brokerage commissions. For the fiscal year ended January 31, 1998, the Growth Opportunity Portfolio paid total brokerage commissions of $39,108, of which $971, or 2.48%, was paid to Merrill Lynch for effecting 3.23% of the aggregate dollar amount of transactions in which the Portfolio paid brokerage commissions. For the fiscal years ended January 31, 1996, 1997 and 1998, the Quality Bond Portfolio and the U.S. Government Securities Portfolio paid no brokerage commissions.



                       DETERMINATION OF NET ASSET VALUE


     The net asset value of the shares of each Portfolio is determined once daily Monday through Friday 15 minutes after the close of business on the NYSE (generally, 4:00 P.M., New York time) on each day during which the NYSE is open for trading. The NYSE is not open on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The net asset value per share of a Portfolio is computed by dividing the sum of the value of the securities held by the Portfolio plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time, rounded to the nearest cent. Expenses, including the investment advisory fees and distribution fees, are accrued daily. The per share net asset value of Class B, Class C and Class D shares of a Portfolio generally will be lower than the per share net asset value of Class A shares of the same Portfolio reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares and the daily expense accruals of the account maintenance fees applicable with respect to Class D shares; moreover, the per share net asset value of Class B and Class C shares generally will be lower than the per share net asset value of its Class D shares reflecting the daily expense accruals of the distribution fees and higher transfer agency fees applicable with respect to Class B and Class C shares of the Portfolio. It is expected, however, that the per share net asset value of the four classes will tend to converge (although not necessarily meet) immediately after the payment of dividends or distributions, which will differ by approximately the amount of the expense accrual differential between the classes.

     Portfolio securities that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price for long positions and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Long positions in securities traded in the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. Securities and assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Directors of the Program. When a Portfolio writes an option, the amount of the premium received is recorded on the books of the Portfolio as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by a Portfolio are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Program.

                             SHAREHOLDER SERVICES

     The Program offers a number of shareholder services and investment plans designed to facilitate investment in its shares. Full details as to each of such services, copies of the various plans described below and instructions as to how to participate in the various services or plans, or how to change options with respect thereto, can be obtained from the Program by calling the telephone number on the cover page hereof or from the Distributor or Merrill Lynch.


Investment Account

     A shareholder who maintains his or her account through a Merrill Lynch-custodied IRA will receive information regarding activity in his or her Merrill Lynch IRA as part of the Merrill Lynch retirement account statement. A shareholder who maintains his or her account through the CBA(Reg. TM) or CMA(Reg. TM) program will receive information regarding activity in the CBA(Reg. TM) account or CMA SubAccount(SM) as part of his CBA(Reg. TM) or CMA(Reg. TM) statement. Shareholders also will receive separate confirmations for each purchase or sale transaction other than reinvestments of ordinary income dividends and long-term capital gains distributions. Shareholders considering transferring an IRA, CBA(Reg. TM) account or CMA SubAccount(SM) in which Program shares are held from Merrill Lynch to another brokerage firm or financial institution should be aware that Program shares may only be held in a Merrill Lynch-custodied IRA, or in a CBA(Reg. TM) account or CMA SubAccount(SM) established pursuant to the Uniform Gifts to Minors Acts or Uniform Transfers to Minors Acts (or other similar state statutes). Prior to any such transfer, a shareholder must either redeem the shares (paying any applicable CDSC) so that the cash proceeds can be transferred to the account at the new firm or exchange the shares for shares of another mutual fund advised by the Investment Adviser or its affiliates pursuant to the exchange privilege. It is possible, however, that the firm to which the account is to be transferred will not take delivery of shares of such fund, and then the shareholder would have to redeem these shares so that the cash proceeds can be transferred or such shareholder must continue to maintain a retirement account at Merrill Lynch for those shares. In addition, shareholders considering transferring the holdings in their IRA, CBA(Reg. TM) account or CMA SubAccount(SM) to a Merrill Lynch brokerage account should be aware that because Program shares may only be held in a Merrill Lynch-custodied IRA, or in a CBA(Reg. TM) account or CMA SubAccount(SM) established pursuant to the Uniform Gifts to Minors Acts or Uniform Transfers to Minors Acts (or other similar state statutes), the shares will also in this instance have to be redeemed prior to such transfer or exchanged for another mutual fund advised by the Investment Adviser or its affiliates.


Automatic Reinvestment of Dividends and Capital Gains Distributions


     Unless specific instructions are given as to the method of payment of dividends and capital gains distributions, all dividends and capital gains distributions of a Portfolio are reinvested automatically in full and fractional shares of that Portfolio, at the net asset value per share, of the respective Portfolio next determined on the ex-dividend date of such dividend or distribution. A shareholder may, at any time, by written notification or by telephone (1-800-MER-FUND) to Merrill Lynch, elect to have subsequent dividends or both dividends and capital gains, paid in cash, rather then reinvested in which event payment will be mailed on the payment date. The Program is not responsible for any failure of delivery to the shareholder's address of record and no interest will accrue on amounts represented by uncashed distribution or redemption checks. No CDSC will be inposed on redemption of shares issued as a result of the automatic reinvestment of dividends or capital gains distributions.


Systematic Redemption and Automatic Investment Plans


     At age 59 1/2, a shareholder whose shares are held in a non-Roth IRA account, may elect to receive systematic redemption payments from his or her Investment Account in the form of payments by check or through automatic payment by direct deposit to his or her bank account on either a monthly or quarterly basis. A shareholder who is 59 1/2 and whose shares have been held in a Roth IRA account for more than 5 years, likewise, may elect to receive such systematic redemption payments from his or her account. Investors holding their Program shares in a CBA(Reg. TM) account or CMA SubAccount(SM) may arrange to have periodic investments made in shares of the Portfolios in such account in amounts of $100 or more through the CMA(Reg. TM)/CBA(Reg. TM) Automated Investment Program. See "Dividends, Distributions and Taxes" for consequences of withdrawals from IRA accounts prior to age 59 1/2. In addition, Merrill Lynch offers an automated funding service which permits regular current year IRA contributions of up to $2,000 of compensation per year to be made to IRAs and an automated investment program which may be used for automated subsequent purchases of shares of the Program.



Exchange Privilege

     U.S. shareholders of each class of shares of each of the Portfolios have an exchange privilege with each other Portfolio of the Program and certain other MLAM-advised mutual funds. If, however, a shareholder of any of the Portfolios exchanges any of his or her shares of a Portfolio for shares of another MLAM-advised mutual fund, Merrill Lynch will reinstate the IRA, CBA(Reg. TM) or CMA SubAccount(SM) annual account fee, as the case may be. Under the Merrill Lynch Select Pricing(SM) System, Class A shareholders may exchange Class A shares of a Portfolio for Class A shares of a second Portfolio or another MLAM-advised mutual fund if the shareholder holds any Class A shares of the second Portfolio or fund in his account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class A shares of the second Portfolio or fund. If the Class A shareholder wants to exchange
Class A shares for shares of a second Portfolio or MLAM-advised mutual fund, but does not hold Class A shares of the second Portfolio or fund in his account at the time of the exchange and is not otherwise eligible to acquire Class A shares of the second Portfolio or fund, the shareholder will receive Class D shares of the second Portfolio or fund as a result of the exchange. Class D shares also may be exchanged for Class A shares of a second Portfolio or MLAM-advised mutual fund at any time as long as, at the time of the exchange, the shareholder holds Class A shares of the second Portfolio or fund in the account in which the exchange is made or is otherwise eligible to purchase
Class A shares of the second Portfolio or fund. Class B, Class C and Class D shares will be exchangeable with shares of the same class of other Portfolios or MLAM-advised mutual funds. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Program is tacked on to the holding period of the newly acquired shares of the other fund as more fully described below. Class A, Class B, Class C and Class D shares also will be exchangeable for shares of certain MLAM-advised money market funds as follows:
Class A shares may be exchanged for shares of Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Reserves Money Fund (available only for exchanges within certain retirement plans), Merrill Lynch U.S.A. Government Reserves and Merrill Lynch U.S. Treasury Money Fund; Class B, Class C and Class D shares may be exchanged for shares of Merrill Lynch Government Fund, Merrill Lynch Institutional Fund, Merrill Lynch Institutional Tax-Exempt Fund and Merrill Lynch Treasury Fund. Shares with a net asset value of at least $100 are required to qualify for the exchange privilege, and any shares utilized in an exchange must have been held by the shareholder for 15 days. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

     Exchanges of Class A or Class D shares outstanding ("outstanding Class A or Class D shares") for Class A or Class D shares of another Portfolio or MLAM-advised mutual fund ("new Class A or Class D shares") are transacted on the basis of relative net asset value per Class A or Class D share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A or Class D shares and the sales charge payable at the time of the exchange on the new Class A or Class D shares. With respect to outstanding Class A or Class D shares as to which previous exchanges have taken place, the "sales charge previously paid" shall include the aggregate of the sales charges paid with respect to such Class A or

Class D shares in the initial purchase and any subsequent exchange.
Class A or Class D shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class A or Class D shares. For purposes of the exchange privilege, Class A and Class D shares acquired through dividend reinvestment shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class A or Class D shares on which the dividend was paid. Based on this formula, Class A and Class D shares of a Portfolio generally may be exchanged into the Class A or Class D shares of the other Portfolios or funds or into shares of certain money market funds with a reduced or without a sales charge.

     In addition, each of the funds with Class B or Class C shares outstanding ("outstanding Class B or Class C shares") offers to exchange its Class B or Class C shares for Class B or Class C shares, respectively, of another MLAM-advised mutual fund ("new Class B or Class C shares") on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of a Portfolio exercising the exchange privilege will continue to be subject to the Portfolio's CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B shares of a Portfolio acquired through use of the exchange privilege will be subject to the Portfolio's CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the fund from which the exchange has been made. For purposes of computing the sales charge that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B or Class C shares is tacked on to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B shares of a Portfolio for those of Merrill Lynch Special Value Fund, Inc. ("Special Value Fund") after having held the Portfolio Class B shares for two and a half years. The 2% CDSC that generally would apply to a redemption would not apply to the exchange. Three years later the investor may decide to redeem the Class B shares of Special Value Fund and receive cash. There will be no CDSC due on this redemption, since by tacking the two and a half year holding period of Portfolio Class B shares to the three year holding period for the Special Value Fund Class B shares, the investor will be deemed to have held the new Class B shares for more than five years.

     Shareholders also may exchange shares of a Portfolio into shares of certain money market funds advised by the Investment Adviser or its affiliates, but the period of time that Class B or Class C shares are held in a money market fund will not count towards satisfaction of the holding period requirement for purposes of reducing the CDSC or with respect to Class B shares, towards satisfaction of the conversion period. However, shares of a money market fund which were acquired as a result of an exchange for Class B or Class C shares of a Portfolio may, in turn, be exchanged back into Class B or Class C shares, respectively, of any fund offering such shares, in which event the holding period for Class B or Class C shares of the fund will be aggregated with previous holding periods for purposes of reducing the CDSC. Thus, for example, an investor may exchange Class B shares of a Portfolio for shares of Merrill Lynch Institutional Fund ("Institutional Fund") after having held the Portfolio Class B shares for two and a half years and three years later decide to redeem the shares of Institutional Fund for cash. At the time of this redemption, the 2% CDSC that would have been due had the Class B shares of the Portfolio been redeemed for cash rather than exchanged for shares of Institutional Fund will be payable. If instead of such redemption the shareholder exchanged such shares for Class B shares of a fund which the shareholder continued to hold for an additional two and half years, any subsequent redemption will not incur a CDSC.

     Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. To exercise the exchange privilege, shareholders should contact their Merrill
Lynch Financial Consultant, who will advise the Program of the exchange. Shareholders of the Portfolios, and shareholders of the other MLAM-advised mutual funds, with shares for which certificates have not been issued, may exercise the exchange privilege by wire through their securities dealers. The Program reserves the right to require a properly completed Exchange Application. This exchange privilege may be modified or terminated in accordance with the rules of the Commission. The Program reserves the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares at any time and thereafter may resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made.


                      DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

     Reference is made to "Additional Information - Dividends and
Distributions" in the Prospectus.


Federal Tax

     RICs. The following is a general summary of the treatment of regulated investment companies ("RICs") and their shareholders under the Code. The Program intends to continue to qualify each of the Portfolios for the special tax treatment afforded RICs under the Code. If it so qualifies, each Portfolio (but not its shareholders) will not be subject to Federal income tax with respect to the net ordinary income and net realized capital gains which it distributes to Class A, Class B, Class C and Class D shareholders. The Program intends to cause each Portfolio to distribute substantially all of such income.


     Each Portfolio of the Program is treated as a separate corporation for Federal income tax purposes. Each Portfolio therefore is considered to be a separate entity in determining its treatment under the rules for RICs described in the Prospectus. Losses in one Portfolio do not offset gains in another Portfolio, and the requirements (other than certain organizational requirements) for qualifying for RIC status will be determined at the Portfolio level rather than the Program level.

     The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. While the Program intends to cause each Portfolio to distribute its income and capital gains in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of each Portfolio's taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, the Portfolios will be liable for the tax only on the amount by which they do not meet the foregoing distribution requirements.


     Dividends paid by a Portfolio from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are ordinarily taxable to shareholders as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital losses (including gains or losses from certain transactions in futures and options) ("capital gain dividends") are ordinarily taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Portfolio shares. Any loss upon the sale or exchange of Portfolio shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received by the shareholder. Distributions in excess of a Portfolio's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will ordinarily constitute capital gains to such holder (assuming the shares are held as a capital asset). Recent legislation creates additional categories of capital gain taxable at different rates, which RICs generally may pass through to shareholders. Generally not later than 60 days after the close of its taxable year, the Program will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gain dividends, as well as the amounts of capital gain dividends in the different categories of capital gain referred to above. Dividends are ordinarily taxable to shareholders even though they are reinvested in additional shares of a Portfolio.


     Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gain dividends and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Program or who, to the Program's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.


     IRAs. With the exception of CBA(Reg. TM) accounts and CMA SubAccounts(SM) established pursuant to the Uniform Gifts to Minors Acts or the Uniform Transfers to Minors Acts (or similar state statutes), investment in the Portfolios is limited to participants in IRAs for which Merrill Lynch acts as custodian. Accordingly, the general description of the tax treatment of RICs as set forth above is qualified for the IRA participants with respect to the special tax treatment afforded IRAs under the Code. Under the Code, neither ordinary income dividends nor capital gain dividends represent current income to shareholders holding shares through an IRA.

     Distributions from an IRA (other than a Roth IRA) will be taxable as ordinary income at the rate applicable to the participant at the time of the distribution. For IRAs other than Roth IRAs, such distributions would include
(i) any pre-tax contributions to the IRA (including pre-tax contributions that have been rolled over from another IRA or qualified retirement plan), and (ii) dividends (whether or not such dividends are classified as ordinary income or capital gain dividends). In addition to ordinary income tax, participants may be subject to the imposition of a 10 percent (or, in the case of certain SRA-IRA distributions, 25 percent) excise tax on any amount withdrawn from an IRA prior to the participant's attainment of age 59 1/2, unless one of the exceptions discussed below applies.

     The exceptions to the 10% penalty ("IRA Exceptions") include: 1) distributions after the death of the shareholder; 2) distributions attributable to disability; 3) distributions used to pay certain medical expenses; 4) distributions that are part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the shareholder or the joint lives (or joint life and last survivor expectancy) of the shareholder and the shareholder's beneficiary; 5) withdrawals for medical insurance if the shareholder has received unemployment compensation for 12 weeks and the distribution is made in the year such unemployment compensation is received or the following year; 6) distributions to pay qualified higher education expenses of the shareholder or certain family members of the shareholder; and 7) distributions used to buy a first home (subject to a $10,000 lifetime limit).

     For Roth IRA participants, distributions, including accumulated earnings on contributions, will not be includible in income if such distribution is made more than five years after the first tax year of contribution and the account holder is either age 59 1/2 or older, has become disabled, is purchasing a first new home (subject to the $10,000 lifetime limit) or has died. As with other IRAs, a 10% excise tax applies to amounts withdrawn from the Roth IRA prior to reaching age 59 1/2 unless one of the IRA exceptions applies. Such a withdrawal would also be included in income to the extent of earnings on contributions, with distributions treated as made first from contributions and then from earnings.

     Under certain limited circumstances (for example, if an individual for whose benefit an IRA is established engages in any transaction prohibited under
Section 4975 of the Code with respect to such account), the IRA could cease to qualify for the special treatment afforded certain IRAs under the Code as of the first day of such taxable year that such transaction causing disqualification occurred. If an IRA through which a shareholder holds

Portfolio shares becomes ineligible for special tax treatment, such shareholder will be treated as having received a distribution on such first day of the taxable year from the IRA in an amount equal to the fair market value of all assets in the account. Thus, a shareholder (except shareholders in Roth IRAs) would be taxed currently on the amount of any pre-tax contributions and previously untaxed dividends held within the account. A Roth IRA shareholder would be taxed currently on the distribution to the extent of accumulated earnings on contributions. All shareholders would be taxed on all ordinary income and capital gain dividends paid by the Portfolios subsequent to such event, whether such dividends were received in cash or reinvested in additional shares. These ordinary income and capital gain dividends also might be subject to state and local taxes. In the event of IRA disqualification, shareholders also could be subject to the excise tax described above. Additionally, IRA disqualification may subject a nonresident alien shareholder to a 30% United States withholding tax on ordinary income dividends paid by a Portfolio unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law.


     Dividends and interest received by the Global Opportunity Portfolio and, to a lesser extent, the Fundamental Value and Growth Opportunity Portfolios, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Because of their participation in an IRA, shareholders will not be able to credit or deduct such taxes in computing their taxable incomes. However, in the event of IRA disqualification, as discussed above, shareholders of the Global Opportunity Portfolio might be entitled to a credit or deduction with respect to their proportionate shares of foreign taxes paid by the Portfolio, subject to certain conditions and limitations in the Code, if the Portfolio is eligible and makes an election with the Internal Revenue Service. It is unlikely, however, that either the Fundamental Value or the Growth Opportunity Portfolio would be able to make this election.

     The Global Opportunity Portfolio and the Growth Opportunity Portfolio, to a lesser degree, may invest in high yield bonds, as described in the Prospectus. Additionally, the U.S. Government Securities and Global Opportunity Portfolios may invest in asset-backed securities, mortgaged-backed securities and derivative mortgage-backed securities. Furthermore, all of the Portfolios may invest in instruments the return on which includes nontraditional features such as indexed principal or interest payments. These instruments may be subject to special tax rules under which a Portfolio may be required to accrue and distribute income before amounts due under the obligations are paid.


     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative, judicial or administrative action either prospectively or retroactively.


State Tax


     Ordinary income and capital gain dividends on RIC shares held in a disqualified IRA or outside of an IRA may also be subject to state and local taxes. Certain states exempt from state income taxation dividends paid by RICs which are derived from interest on United States Government obligations. State law varies as to whether dividend income attributable to United States Government obligations is exempt from state income tax. Generally, however, states exempt from state income taxation dividends on shares held within an IRA, and commence taxation on amounts actually distributed from an IRA. Such amounts are generally treated as ordinary income. Shareholders should consult their tax advisers regarding the state tax treatment of amounts distributed from a Roth IRA.

     Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, foreign, state or local taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Program.

                               PERFORMANCE DATA

     From time to time the Program may include each Portfolio's average total return and other total return data, as well as yield for the Quality Bond and U.S. Government Securities Portfolios, in advertisements or information furnished to present or prospective shareholders. Total return and yield figures are based on each Portfolio's historical performance and are not intended to indicate future performance. Average annual total return and yield are determined separately for Class A, Class B, Class C and Class D shares of each Portfolio in accordance with formulae specified by the Commission.

     Average annual total return quotations for each Portfolio for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class A and Class D shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares.

     The Program also may quote each Portfolio's total return and aggregate total return performance data for various specified time periods. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rates of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return since the aggregate rates of return reflect compounding over a longer period of time. The Program's total return may be expressed either as a percentage or as a dollar amount in order to illustrate the effect of such total return on a hypothetical $1,000 investment in a Portfolio at the beginning of each specified period.

     Yield quotations for a Portfolio are computed based on a 30-day period by dividing (a) the net income based on the yield of each security earned during the period by (b) the average daily number of shares outstanding in each Portfolio during the period that were entitled to receive dividends (c) multiplied by the maximum offering price/net asset value per share of that Portfolio on the last day of the period.

     Total return figures and yield figures are based on each Portfolio's historical performance and are not intended to indicate future performance. Each Portfolio's total return will vary depending on market conditions, the securities comprising such Portfolio's holdings, the Portfolio's operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in any Portfolio will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

     On occasion, a Portfolio may compare its performance to that of the Standard & Poor's 500 Composite Stock Price Index, The Financial Times/Standard & Poor's Actuarial World Indices, the Morgan Stanley Capital International Indices, the Dow Jones Industrial Average, or performance data published by Lipper Analytical Services, Inc., Morningstar Publications, Inc., Money Magazine, U.S. News & World Report, Business Week,

CDA Investment Technology, Inc., Forbes Magazine and Fortune Magazine. As with other performance data, performance comparisons should not be considered indicative of the Portfolio's relative performance for any future period.


     Set forth below is the total return information for the Class A, Class B, Class C and Class D shares of each of the Portfolios for the periods indicated.






                                                       Class A Shares                          Class B Shares
                                           --------------------------------------- --------------------------------------
                                                                    Redeemable                             Redeemable
                                                                    Value of a                             Value of a
                                              Expressed as a       hypothetical       Expressed as a      hypothetical
                                             percentage based   $1,000 investment    percentage based   $1,000 investment
                                            on a hypothetical     at the end of     on a hypothetical     at the end of
                                            $1,000 investment       the period      $1,000 investment      the period
                                           ------------------ ------------------- ------------------- ------------------
Fundamental Value Portfolio
------------------------------------------
                                                                     Average Annual Total Return
                                                            (including maximum applicable sales charges)
 One year ended January 31, 1998 .........        10.97%           $  1,109.70            11.91%          $  1,119.10
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................        17.99%           $  1,641.90            18.39%          $  1,658.50
                                                                         Annual Total Return
                                                            (excluding maximum applicable sales charges)
 Year Ended January 31, 1998 .............        17.12%           $  1,171.20            15.91%          $  1,159.10
 Year Ended January 31, 1997 .............        23.20%           $  1,232.00            21.79%          $  1,217.90
 Year Ended January 31, 1996 .............        20.10%*          $  1,201.00            18.89%*         $  1,188.90
                                                                       Aggregate Total Return
                                                            (including maximum applicable sales charges)
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................        64.19%           $  1,641.90            65.85%          $  1,658.50
Quality Bond Portfolio
-------------------------------------------
                                                                     Average Annual Total Return
                                                            (including maximum applicable sales charges)
 One year ended January 31, 1998 .........         6.17%           $  1,061.70             5.55%          $  1,055.50
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................         5.95%           $  1,189.10             5.86%          $  1,186.20
                                                                         Annual Total Return
                                                            (excluding maximum applicable sales charges)
 Year Ended January 31, 1998 .............        10.59%           $  1,105.90             9.55%          $  1,095.50
 Year Ended January 31, 1997 .............         2.51%           $  1,025.10             1.62%          $  1,016.20
 Year Ended January 31, 1996 .............         9.26%*          $  1,092.60             8.35%*         $  1,083.50
                                                                       Aggregate Total Return
                                                            (including maximum applicable sales charges)
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................        18.91%           $  1,189.10            18.62%          $  1,186.20


--------

* Commencement of operations was February 1, 1995

                                                       Class A Shares                          Class B Shares
                                           --------------------------------------- --------------------------------------
                                                                    Redeemable                             Redeemable
                                                                    Value of a                             Value of a
                                              Expressed as a       hypothetical       Expressed as a      hypothetical
                                             percentage based   $1,000 investment    percentage based   $1,000 investment
                                            on a hypothetical     at the end of     on a hypothetical     at the end of
                                            $1,000 investment       the period      $1,000 investment      the period
                                           ------------------- ------------------- ------------------- ------------------
U.S. Government Securities Portfolio
------------------------------------------
                                                                     Average Annual Total Return
                                                            (including maximum applicable sales charges)
 One year ended January 31, 1998 .........         6.23%           $  1,062.30             5.76%          $  1,057.60
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................         8.73%           $  1,285.00             8.76%          $  1,286.10
                                                                         Annual Total Return
                                                            (excluding maximum applicable sales charges)
 Year Ended January 31, 1998 .............        10.66%           $  1,106.60             9.76%          $  1,097.60
 Year Ended January 31, 1997 .............         4.76%           $  1,047.60             3.90%          $  1,039.00
 Year Ended January 31, 1996 .............         15.47%*         $  1,154.70            14.53%*         $  1,145.30
                                                                       Aggregate Total Return
                                                            (including maximum applicable sales charges)
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................        28.50%           $  1,285.00            28.61%          $  1,286.10

Global Opportunity Portfolio
-------------------------------------------
                                                                     Average Annual Total Return
                                                            (including maximum applicable sales charges)
 One year ended January 31, 1998 .........         1.64%           $  1,016.40             2.15%          $  1,021.50
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................         8.38%           $  1,272.90             8.59%          $  1,280.30
                                                                         Annual Total Return
                                                            (excluding maximum applicable sales charges)
 Year Ended January 31, 1998 .............         7.27%           $  1,072.70             5.97%          $  1,059.70
 Year Ended January 31, 1997 .............        12.68%           $  1,126.80            11.67%          $  1,116.70
 Year Ended January 31, 1996 .............        11.15%*          $  1,111.50             9.89%*         $  1,098.90
                                                                       Aggregate Total Return
                                                            (including maximum applicable sales charges)
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................        27.29%           $  1,272.90            28.03%          $  1,280.30

*Commencement of operations was February 1, 1995.

                                                       Class A Shares                          Class B Shares
                                           -------------------------------------- -----------------------------------------
                                                                    Redeemable                             Redeemable
                                                                    Value of a                             Value of a
                                              Expressed as a       hypothetical       Expressed as a      hypothetical
                                             percentage based   $1,000 investment    percentage based   $1,000 investment
                                            on a hypothetical     at the end of     on a hypothetical     at the end of
                                            $1,000 investment       the period      $1,000 investment      the period
                                           -------------------- ------------------- ------------------- ------------------
Growth Opportunity Portfolio
------------------------------------------
                                                                     Average Annual Total Return
                                                            (including maximum applicable sales charges)
 One year ended January 31, 1998 .........         17.04%          $ 1,170.40              18.16%          $ 1,181.60
 Inception (February 2, 1996)
   through the fiscal year ended
   January 31, 1998 ......................         17.52%          $ 1,379.90              18.24%          $ 1,396.80
                                                                         Annual Total Return
                                                            (excluding maximum applicable sales charges)
 One year ended January 31, 1998 .........         23.52%          $ 1,235.20              22.16%          $ 1,221.60
 Inception (February 2, 1996)
   through the fiscal year ended
   January 31, 1997 ......................         17.90%          $ 1,179.00              16.80%          $ 1,168.00
                                                                       Aggregate Total Return
                                                            (including maximum applicable sales charges)
 Inception (February 2, 1996)
   through the fiscal year ended
   January 31, 1998 ......................         37.99%          $ 1,379.90              39.68%          $ 1,396.80




                                                       Class C Shares                          Class D Shares
                                           --------------------------------------- --------------------------------------
                                                                    Redeemable                             Redeemable
                                                                    Value of a                             Value of a
                                              Expressed as a       hypothetical       Expressed as a      hypothetical
                                             percentage based   $1,000 investment    percentage based   $1,000 investment
                                            on a hypothetical     at the end of     on a hypothetical     at the end of
                                            $1,000 investment       the period      $1,000 investment      the period
                                           ------------------- ------------------- ------------------- ------------------
Fundamental Value Portfolio
------------------------------------------
                                                                     Average Annual Total Return
                                                            (including maximum applicable sales charges)
 One year ended January 31, 1998 .........        14.93%           $  1,149.30            10.75%          $  1,107.50
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................        18.88%           $  1,679.10            17.73%          $  1,631.00
                                                                         Annual Total Return
                                                            (excluding maximum applicable sales charges)
 Year Ended January 31, 1998 .............        15.93%           $  1,159.30            16.89%          $  1,168.90
 Year Ended January 31, 1997 .............        21.82%           $  1,218.20            22.82%          $  1,228.20
 Year Ended January 31, 1996 .............        18.89%*          $  1,188.90            19.90%*         $  1,199.00
                                                                       Aggregate Total Return
                                                            (including maximum applicable sales charges)
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................        67.91%           $  1,679.10            63.10%          $  1,631.00


--------

* Commencement of operations was February 1, 1995.

                                                       Class C Shares                          Class D Shares
                                           --------------------------------------- --------------------------------------
                                                                    Redeemable                             Redeemable
                                                                    Value of a                             Value of a
                                              Expressed as a       hypothetical       Expressed as a      hypothetical
                                             percentage based   $1,000 investment    percentage based   $1,000 investment
                                            on a hypothetical     at the end of     on a hypothetical     at the end of
                                            $1,000 investment       the period      $1,000 investment      the period
                                           ------------------- ------------------- ------------------- ------------------
Quality Bond Portfolio
------------------------------------------
                                                                     Average Annual Total Return
                                                            (including maximum applicable sales charges)
 One year ended January 31, 1998 .........         8.46%           $  1,084.60             5.80%          $  1,058.00
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................         6.38%           $  1,203.50             5.65%          $  1,179.10
                                                                         Annual Total Return
                                                            (excluding maximum applicable sales charges)
 Year Ended January 31, 1998 .............         9.46%           $  1,094.60            10.21%          $  1,102.10
 Year Ended January 31, 1997 .............         1.55%           $  1,015.50             2.25%          $  1,022.50
 Year Ended January 31, 1996 .............         8.27%*          $  1,082.70             8.99%*         $  1,089.90
                                                                       Aggregate Total Return
                                                            (including maximum applicable sales charges)
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................        20.35%           $  1,203.50            17.91%          $  1,179.10
U.S. Government Securities Portfolio
-------------------------------------------
                                                                     Average Annual Total Return
                                                            (including maximum applicable sales charges)
 One year ended January 31, 1998 .........         8.79%           $  1,087.90             5.97%          $  1,059.70
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................         9.25%           $  1,303.60             8.44%          $  1,274.90
                                                                         Annual Total Return
                                                            (excluding maximum applicable sales charges)
 Year Ended January 31, 1998 .............         9.79%           $  1,097.90            10.38%          $  1,103.80
 Year Ended January 31, 1997 .............         3.83%           $  1,038.30             4.49%          $  1,044.90
 Year Ended January 31, 1996 .............        14.36%*          $  1,143.60            15.13%*         $  1,151.30
                                                                       Aggregate Total Return
                                                            (including maximum applicable sales charges)
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................        30.36%           $  1,303.60            27.49%          $  1,274.90

*Commencement of operations was February 1, 1995.

                                                       Class C Shares                          Class D Shares
                                           --------------------------------------- --------------------------------------
                                                                    Redeemable                             Redeemable
                                                                    Value of a                             Value of a
                                              Expressed as a       hypothetical       Expressed as a      hypothetical
                                             percentage based   $1,000 investment    percentage based   $1,000 investment
                                            on a hypothetical     at the end of     on a hypothetical     at the end of
                                            $1,000 investment       the period      $1,000 investment      the period
                                           ------------------- ------------------- ------------------- -------------------
Global Opportunity Portfolio
------------------------------------------
                                                                     Average Annual Total Return
                                                            (including maximum applicable sales charges)
 One year ended January 31, 1998 .........         5.04%           $  1,050.40             1.40%          $  1,014.00
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................         9.12%           $  1,299.00             8.15%          $  1,264.60
                                                                         Annual Total Return
                                                            (excluding maximum applicable sales charges)
 Year Ended January 31, 1998 .............         5.99%           $  1,059.90             7.02%          $  1,070.20
 Year Ended January 31, 1997 .............        11.61%           $  1,116.10            12.56%          $  1,125.60
 Year Ended January 31, 1996 .............         9.81%*          $  1,098.10            10.80%*         $  1,108.00
                                                                       Aggregate Total Return
                                                            (including maximum applicable sales charges)
 Inception (February 1, 1995)
   through the fiscal year ended
   January 31, 1998 ......................        29.90%           $  1,299.00            26.46%          $  1,264.60

Growth Opportunity Portfolio
-------------------------------------------
                                                                     Average Annual Total Return
                                                            (including maximum applicable sales charges)
 One year ended January 31, 1998 .........        21.17%           $  1,211.70            16.82%          $  1,168.20
 Inception (February 2, 1996)
   through the fiscal year ended
   January 31, 1998 ......................        19.46%           $  1,425.80            17.36%          $  1,376.20
                                                                         Annual Total Return
                                                            (excluding maximum applicable sales charges)
 One year ended January 31, 1998 .........        22.17%           $  1,221.70            23.30%          $  1,233.00
 Inception (February 2, 1996)
   through the fiscal year ended
   January 31, 1997 ......................        16.70%           $  1,167.00            17.80%          $  1,178.00
                                                                       Aggregate Total Return
                                                            (including maximum applicable sales charges)
 Inception (February 2, 1996)
   through the fiscal year ended
   January 31, 1998 ......................        42.58%           $  1,425.80            37.62%          $  1,376.20


--------

* Commencement of operations was February 1, 1995.



     In order to reflect the reduced sales charges in the case of Class A or Class D shares or the waiver of the CDSC in the case of Class B shares applicable to certain investors, as described under "Purchase of Shares" and "Redemption of Shares", respectively, the total return data quoted by the Program in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the waiver of the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of CDSCs, a lower amount of expenses is deducted.

                              GENERAL INFORMATION

Description of Shares


     The Program was incorporated under Maryland law on May 12, 1994. As of the date of this Statement of Additional Information, the Program has an authorized capital of 200,000,000 shares of Common Stock, par value $0.10 per share, of which 172,500,000 have been designated as follows: Fundamental Value Portfolio Series Common Stock which consists of 6,250,000 Class A shares, 10,000,000 Class B shares, 6,250,000 Class C shares and 6,250,000 Class D shares; Quality Bond Portfolio Series Common Stock which consists of 6,250,000 Class A shares, 6,250,000 Class B shares, 6,250,000 Class C shares and 6,250,000 Class D shares; U.S. Government Securities Portfolio Series Common Stock which consists of 26,250,000 Class A shares, 26,250,000 Class B shares, 6,250,000 Class C shares and 6,250,000 Class D shares; Global Opportunity Portfolio Series Common Stock which consists of 6,250,000 Class A shares, 10,000,000 Class B shares, 6,250,000 Class C shares and 6,250,000 Class D shares; and Growth Opportunity Portfolio Series Common Stock which consists of 6,250,000 Class A shares, 6,250,000 Class B shares, 6,250,000 Class C shares and 6,250,000 Class D shares. The Board of Directors of the Program may classify and reclassify the shares of a Portfolio into additional classes of Common Stock at a future date.



     Shareholders are entitled to one vote for each share held and fractional votes for fractional shares held and will vote on the election of Directors and any other matter submitted to a shareholder vote. The Program does not intend to hold meetings of shareholders in any year in which the Investment Company Act does not require shareholders to act on any of the following matters: (i) election of Directors; (ii) approval of an investment advisory agreement; (iii) approval of a distribution agreement; and (iv) ratification of selection of independent auditors. Generally, under Maryland law, a meeting of shareholders may be called for any purpose on the written request of the holders of at least 10% of the outstanding shares of the Program. Voting rights for Directors are not cumulative. Shares issued are fully paid and non-assessable and have no preemptive or conversion rights. Redemption rights are discussed elsewhere herein and in the Prospectus. Each share is entitled to participate equally in dividends and distributions declared by the Program and in the net assets of the Program on liquidation or dissolution after satisfaction of outstanding liabilities. Stock certificates are issued by the Transfer Agent only on specific request. Certificates for fractional shares are not issued in any case.


Computation of Offering Price Per Share


     The offering price for Portfolio shares, based on the value of each Portfolio's net assets and number of shares outstanding as of January 31, 1998, is calculated as set forth below:





                                                      Fundamental Value Portfolio
                                    ---------------------------------------------------------------
                                       Class A         Class B          Class C         Class D
                                    -------------- ---------------- ---------------- ---------------
Net Assets ........................   $ 316,898     $ 48,073,360     $ 22,896,001     $ 5,313,575
                                      =========     ============     ============     ===========
Number of Shares Outstanding ......      22,663        3,495,740        1,665,382         381,074
                                      =========     ============     ============     ===========
Net Asset Value Per Share (net
 assets divided by number of
 shares outstanding) ..............   $   13.98     $      13.75     $      13.75     $     13.94
Sales Charge (Class A and Class
 D shares: 5.25% of offering
 price; 5.54% of net asset
 value) ...........................         .77                **               **            .77
                                      ---------     -------------    -------------    -----------
Offering Price ....................   $   14.75     $      13.75     $      13.75     $     14.71
                                      =========     ============     ============     ===========



                                                     Global Opportunity Portfolio
                                    ---------------------------------------------------------------
                                       Class A         Class B          Class C         Class D
                                    ------------- ---------------- ---------------- ---------------
Net Assets ........................   $ 167,377     $ 40,686,401     $ 15,950,676     $ 3,149,151
                                      =========     ============     ============     ===========
Number of Shares Outstanding ......      14,684        3,599,183        1,413,607         276,584
                                      =========     ============     ============     ===========
Net Asset Value Per Share (net
 assets divided by number of
 shares outstanding) ..............   $   11.40     $      11.30     $      11.28     $     11.39
Sales Charge (Class A and Class
 D shares: 5.25% of offering
 price; 5.54% of net asset
 value) ...........................         .63                **               **            .63
                                      ---------     -------------    -------------    -----------
Offering Price ....................   $   12.03     $      11.30     $      11.28     $     12.02
                                      =========     ============     ============     ===========

                                                          Quality Bond Portfolio
                                       -------------------------------------------------------------
                                           Class A         Class B         Class C        Class D
                                       --------------- --------------- --------------- -------------
Net Assets ...........................   $ 1,213,548     $ 6,094,815     $ 2,814,366     $ 609,478
                                         ===========     ===========     ===========     =========
Number of Shares Outstanding .........       120,193         603,984         278,916        60,398
                                         ===========     ===========     ===========     =========
Net Asset Value Per Share (net
 assets divided by number of
 shares outstanding) .................   $     10.10     $     10.09     $     10.09     $   10.09
Sales Charge (Class A and Class
 D shares: 4.00% of offering
 price; 4.17% of net asset value)                .42               **              **          .42
                                         -----------     ------------    ------------    ---------
Offering Price .......................   $     10.52     $     10.09     $     10.09     $   10.51
                                         ===========     ===========     ===========     =========



                                                   U.S. Government Securities Portfolio
                                       -------------------------------------------------------------
                                           Class A         Class B         Class C        Class D
                                       --------------- --------------- --------------- -------------
Net Assets ...........................   $ 3,232,899     $ 6,627,031     $ 2,056,503     $ 315,346
                                         ===========     ===========     ===========    ==========
Number of Shares Outstanding .........       308,521         632,482         196,310        30,082
                                         ===========     ===========     ===========     =========
Net Asset Value Per Share (net
 assets divided by number of
 shares outstanding) .................   $     10.48     $     10.48     $     10.48     $   10.48
Sales Charge (Class A and Class
 D shares: 4.00% of offering
 price; 4.17% of net asset value)                .44               **              **          .44
                                         -----------     ------------    ------------    ---------
Offering Price .......................   $     10.92     $     10.48     $     10.48     $   10.92
                                         ============     ===========     ===========     =========




                                                                                 Growth Opportunity Portfolio
                                                                                -------------------------------
                                                                                   Class A         Class B
                                                                                ------------- ----------------
Net Assets ....................................................................   $ 206,778     $ 25,751,922
                                                                                  =========     ============
Number of Shares Outstanding ..................................................      15,403        1,940,232
                                                                                  =========     ============
Net Asset Value Per Share (net assets divided by number of shares outstanding)    $   13.42     $      13.27
Sales Charge (Class A and Class D shares: 5.25% of offering price; 5.54% of net
 asset value) .................................................................         .74                **
                                                                                  ---------     -------------
Offering Price ................................................................   $   14.16     $      13.27
                                                                                  =========     ============



                                                                                  Growth Opportunity Portfolio
                                                                                ---------------------------------
                                                                                     Class C         Class D
                                                                                ---------------- ----------------
Net Assets ....................................................................   $ 13,058,951     $ 1,612,066
                                                                                  ============     ===========
Number of Shares Outstanding ..................................................        984,769         120,146
                                                                                  ============     ===========
Net Asset Value Per Share (net assets divided by number of shares outstanding)    $      13.26     $     13.42
Sales Charge (Class A and Class D shares: 5.25% of offering price; 5.54% of net
 asset value) .................................................................              **            .74
                                                                                  -------------    -----------
Offering Price ................................................................   $      13.26     $     14.16
                                                                                  ============     ===========


--------

* Rounded to the nearest one-hundredth percent, assumes maximum sales charge is applicable.

** Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares. See "Purchase of Shares - Deferred Sales Charge Alternatives - Class B and Class C Shares" in the Prospectus.




Independent Auditors

     Deloitte & Touche LLP, 117 Campus Drive, Princeton, New Jersey 08540, has been selected as the independent auditors of the Program. The selection of independent auditors is subject to approval by the independent Directors of the Program. The independent auditors are responsible for auditing the annual financial statements of the Program.


Custodian

     The Bank of New York, 90 Washington Street, 12th Floor, New York, New York 10286, acts as Custodian of the Program's assets. The Custodian is responsible for safeguarding and controlling the Program's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the Program's investments.


Transfer Agent

     Merrill Lynch Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, acts as the Program's transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts. See "Management of the Program - Transfer Agency Services" in the Prospectus.


Legal Counsel


     Brown & Wood LLP, One World Trade Center, New York, New York 10048-0557, is counsel for the Program.

Reports to Shareholders

     The fiscal year of the Program ends on January 31 of each year. The Program will send to its shareholders at least semiannually reports showing the Program's portfolio and other information. An annual report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends and capital gains distributions.


Additional Information

     The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto which the Program has filed with the Commission, Washington, D.C., under the Securities Act and the Investment Company Act to which reference is hereby made.

     Under a separate agreement, ML & Co. has granted the Program the right to use the "Merrill Lynch" name and has reserved the right to withdraw its consent to the use of such name by the Program at any time or to grant the use of such name to any other company, and the Program has granted ML & Co. under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by ML & Co.


     Certain Record Holders. On April 1, 1998, the Merrill Lynch Group, Inc., P.O. Box 9000, Princeton, New Jersey 08543-9000, owned of record the following percentages of the outstanding shares of Class A Common Stock of the Portfolios indicated:





Portfolio                                         Percent of Portfolio
----------------------------------------------   ---------------------
         Quality Bond ........................             8.9%
         U.S. Government Securities ..........            26.4%

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
Merrill Lynch Asset Builder Program, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fundamental Value, Global Opportunity, Growth Opportunity, Quality Bond and US Government Securities Portfolios of Merrill Lynch Asset Builder Program, Inc. (the "Program") as of January 31, 1998, the related statements of operations for the year then ended and changes in net assets for each of the periods in the two-year period then ended, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Program's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at January 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Fundamental Value, Global Opportunity, Growth Opportunity, Quality Bond and US Government Securities Portfolios of Merrill Lynch Asset Builder Program, Inc. as of January 31, 1998, the results of their operations, the changes in their net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
March 20, 1998

                     [This page intentionally left blank.]

           Merrill Lynch Asset Builder Program, Inc.,           January 31, 1998

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                  Fundamental Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
MIDDLE                                          Shares                                                             Value  Percent of
EAST              Industries                    Held                      Investments                  Cost     (Note 1a) Net Assets
====================================================================================================================================
Israel            Computer Services           125,000  +Scitex Corp. Ltd.                         $ 1,244,861  $ 1,226,562     1.6%
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in the Middle East        1,244,861    1,226,562     1.6
====================================================================================================================================
NORTH
AMERICA
====================================================================================================================================
United States     Automotive                   25,000   Ford Motor Co.                                810,389    1,275,000     1.7
                                               25,000   General Motors Corp.                        1,286,517    1,448,438     1.9
                                                                                                  -----------  -----------   -----
                                                                                                    2,096,906    2,723,438     3.6
                  ------------------------------------------------------------------------------------------------------------------
                  Banking                      15,000   Bankers Trust New York Corp.                1,157,132    1,564,688     2.0
                                               80,000   Hibernia Corp. (Class A)                      948,558    1,525,000     2.0
                                                5,000   Wells Fargo & Company                       1,274,628    1,545,000     2.0
                                                                                                  -----------  -----------   -----
                                                                                                    3,380,318    4,634,688     6.0
                  ------------------------------------------------------------------------------------------------------------------
                  Beverage & Entertainment     50,000   The Seagram Company Ltd.                    1,792,586    1,706,250     2.2
                  ------------------------------------------------------------------------------------------------------------------
                  Chemicals                    25,000   duPont (E.I.) de Nemours & Co.              1,401,750    1,415,625     1.9
                                               30,000   Great Lakes Chemical Corp.                  1,289,188    1,310,625     1.7
                                                                                                  -----------  -----------   -----
                                                                                                    2,690,938    2,726,250     3.6
                  ------------------------------------------------------------------------------------------------------------------
                  Computer Software           100,000  +Mentor Graphics Corporation                   983,068      912,500     1.2
                                              160,000  +Novell, Inc.                                1,245,994    1,130,000     1.5
                                                                                                  -----------  -----------   -----
                                                                                                    2,229,062    2,042,500     2.7
                  ------------------------------------------------------------------------------------------------------------------
                  Conglomerates                47,000   Tenneco, Inc.                               2,030,095    1,906,437     2.5
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Equipment         30,000   General Signal Corporation                  1,229,451    1,170,000     1.5
                  ------------------------------------------------------------------------------------------------------------------
                  Electronics                  20,000   Texas Instruments, Inc.                       877,717    1,092,500     1.4
                  ------------------------------------------------------------------------------------------------------------------
                  Fertilizer                   40,000   IMC Global, Inc.                            1,408,459    1,290,000     1.7
                  ------------------------------------------------------------------------------------------------------------------
                  Gaming                       40,000  +Circus Circus Enterprises, Inc.               963,565      920,000     1.2
                                               40,000  +Harrah's Entertainment, Inc.                  765,713      880,000     1.1
                                                                                                  -----------  -----------   -----
                                                                                                    1,729,278    1,800,000     2.3
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care Services         17,500   Aetna Inc.                                  1,315,639    1,286,250     1.7
                                               60,000  +Humana, Inc.                                1,171,635    1,203,750     1.6
                                                                                                  -----------  -----------   -----
                                                                                                    2,487,274    2,490,000     3.3
                  ------------------------------------------------------------------------------------------------------------------
                  Household Products           30,000   Black & Decker Corp.                        1,004,612    1,445,625     1.9
                                               20,000   Whirlpool Corporation                       1,085,682    1,156,250     1.5
                                                                                                  -----------  -----------   -----
                                                                                                    2,090,294    2,601,875     3.4
                  ------------------------------------------------------------------------------------------------------------------
                  Information Processing       45,000  +Digital Equipment Corporation               1,504,041    2,545,313     3.3
                                               22,000   International Business Machines Corp.       1,309,275    2,171,125     2.9
                                                                                                  -----------  -----------   -----
                                                                                                    2,813,316    4,716,438     6.2
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance                    50,000   TIG Holdings, Inc.                          1,474,737    1,340,625     1.8
                  ------------------------------------------------------------------------------------------------------------------


                                       42

                  Machinery                    50,000   ITT Industries Inc.                         1,177,983    1,550,000     2.0
                  ------------------------------------------------------------------------------------------------------------------
                  Medical Services             85,000  +Pharmaceutical Product Development, Inc.    1,388,032    1,423,750     1.9
                  ------------------------------------------------------------------------------------------------------------------

                  Metals--Non-Ferrous          45,000   ASARCO Inc.                                 1,240,590    1,001,250     1.3
                  ------------------------------------------------------------------------------------------------------------------
                  Oil & Gas Producers          30,000   Enron Corp.                                 1,134,746    1,243,125     1.6
                  ------------------------------------------------------------------------------------------------------------------
                  Oil--Domestic                25,000   Exxon Corporation                           1,524,560    1,482,813     2.0
                                               70,000   Occidental Petroleum Corp.                  1,612,950    1,785,000     2.3
                                               20,000   Sun Company, Inc.                             623,938      775,000     1.0
                                                                                                  -----------  -----------   -----
                                                                                                    3,761,448    4,042,813     5.3
                  ------------------------------------------------------------------------------------------------------------------
                  Oil Service                  30,000   Dresser Industries, Inc.                      927,909    1,072,500     1.4
                  ------------------------------------------------------------------------------------------------------------------
                  Packaging                    30,000   Crown Cork & Seal Company, Inc.             1,423,092    1,485,000     1.9
                  ------------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products      25,000   International Paper Co.                       989,942    1,142,187     1.5
                                               70,000   Louisiana-Pacific Corp.                     1,551,112    1,404,375     1.8
                                                                                                  -----------  -----------   -----
                                                                                                    2,541,054    2,546,562     3.3
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals              11,000   Bristol-Myers Squibb Co.                      421,102    1,096,562     1.4
                                               40,000   Pharmacia & Upjohn, Inc.                    1,326,355    1,537,500     2.0
                                                                                                  -----------  -----------   -----
                                                                                                    1,747,457    2,634,062     3.4
                  ------------------------------------------------------------------------------------------------------------------
                  Photography                  25,000   Eastman Kodak Co.                           1,765,546    1,631,250     2.1
                  ------------------------------------------------------------------------------------------------------------------
                  Publishing/Newspapers        27,500   Dow Jones & Company, Inc.                   1,021,761    1,381,875     1.8
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate                  12,100   Pennsylvania Real Estate Investment Trust     271,253      296,450     0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Retail                       20,000   Dillards Inc. (Class A)                       638,700      702,500     0.9
                                              140,000  +Kmart Corporation                           1,539,761    1,540,000     2.0
                                               25,000   Sears, Roebuck & Co.                        1,121,527    1,151,563     1.5
                                               30,000  +Toys 'R' Us, Inc.                             759,300      804,375     1.1
                                               45,000  +Woolworth Corp.                               628,513      978,750     1.3
                                                                                                  -----------  -----------   -----
                                                                                                    4,687,801    5,177,188     6.8
                  ------------------------------------------------------------------------------------------------------------------
                  Steel                        40,000   USX-US Steel Group, Inc.                    1,147,077    1,335,000     1.7
                                              100,000  +WHX Corp.                                     902,908    1,218,750     1.6
                                                                                                  -----------  -----------   -----
                                                                                                    2,049,985    2,553,750     3.3
                  ------------------------------------------------------------------------------------------------------------------
                  Technology                   70,000  +Exabyte Corp.                                 889,435      494,375     0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Telecommunications           30,000   AT&T Corp.                                  1,067,987    1,878,750     2.5
                                               35,000   GTE Corp.                                   1,555,539    1,909,687     2.5
                                               50,000  +U S West Media Group                          869,720    1,484,375     1.9
                                                                                                  -----------  -----------   -----
                                                                                                    3,493,246    5,272,812     6.9
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in North America         57,851,769   66,047,763    86.2
====================================================================================================================================

           Merrill Lynch Asset Builder Program, Inc.,           January 31, 1998

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                  Fundamental Value Portfolio (concluded)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM                                    Face                                                               Value    Percent of
SECURITIES                                   Amount                    Issue                          Cost     (Note 1a)  Net Assets
====================================================================================================================================
                  Commercial Paper*        $2,500,000   Atlantic Asset Securitization
                                                        Corp., 5.51% due 2/11/1998                $ 2,495,791  $ 2,495,791     3.2%
                                            2,000,000   Countrywide Home Loans, Inc.,
                                                        5.48% due 2/06/1998                         1,998,173    1,998,173     2.6
                                            3,209,000   General Electric Capital Corp.,
                                                        5.64% due 2/02/1998                         3,207,995    3,207,995     4.2
                                                                                                  -----------  -----------   -----
                                                                                                    7,701,959    7,701,959    10.0
                  ------------------------------------------------------------------------------------------------------------------
                  US Government Agency      2,500,000   Federal Home Loan Mortgage Corp.,
                  Obligations*                          5.49% due 2/12/1998                         2,495,425    2,495,425     3.3
====================================================================================================================================
                                                        Total Investments in Short-Term
                                                        Securities                                 10,197,384   10,197,384    13.3
====================================================================================================================================
                  Total Investments                                                               $69,294,014   77,471,709   101.1
                                                                                                  ===========
                  Liabilities in Excess of Other Assets                                                           (871,875)   (1.1)
                                                                                                               -----------   -----
                  Net Assets                                                                                   $76,599,834   100.0%
                                                                                                               ===========   =====
====================================================================================================================================

* Commercial paper and certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the rates paid at the time of purchase by the Portfolio.
+ Non-income producing security.

  See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (in US dollars)


                  Global Opportunity Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                Face                                                              Value   Percent of
COUNTRY                                        Amount   Foreign Government Obligations                 Cost     (Note 1a) Net Assets
====================================================================================================================================
Canada                                C$      575,000   Canadian Government Bonds,
                                                        7% due 12/01/2006                           $ 436,840    $ 437,468     0.7%
====================================================================================================================================
Denmark                               Dkr   5,100,000   Danish Government Bonds,
                                                        7% due 11/15/2007                             814,777      817,088     1.4
====================================================================================================================================
France                                Frf   4,500,000   French Government OATS,
                                                        5.50% due 10/25/2007                          740,926      757,238     1.3
====================================================================================================================================
                                                        Bundesrepublik Deutschland:
Germany                               DM      850,000      6.50% due 10/14/2005                       547,951      510,046     0.9
                                            1,150,000      6% due 7/04/2007                           672,594      671,902     1.1
                                              850,000      6% due 6/20/2016                           472,899      495,648     0.8
                                              800,000   Treuhandanstalt, 6.875% due 6/11/2003         532,016      482,973     0.8
                                                                                                  -----------  -----------   -----
                                                                                                    2,225,460    2,160,569     3.6
====================================================================================================================================
Italy                               Lit 2,250,000,000   Buoni Poliennali del Tesoro (Italian
                                                        Government Bonds), 8.50% due 8/01/2004      1,464,424    1,461,403     2.4
====================================================================================================================================
Spain                                 Pta  80,000,000   Bonos del Estado (Spanish Government
                                                        Bonds), 7.90% due 2/28/2002                   648,305      576,436     1.0


====================================================================================================================================
Sweden                                Skr   5,800,000   Government of Sweden, 8% due 8/15/2007        879,521      839,078     1.4
====================================================================================================================================

                                       44



United Kingdom                    (pound)     750,000   UK Treasury Gilt, 7.25% due 12/07/2007      1,241,406    1,334,809     2.2
====================================================================================================================================
                                                        Total Investments in Foreign Government
                                                        Obligations                                 8,451,659    8,384,089    14.0
====================================================================================================================================

                                                                US Government Obligations
====================================================================================================================================
                                                        US Treasury Notes and Bonds:
United States                         US$   2,150,000      6% due 8/15/1999                         2,153,820    2,169,823     3.6
                                              800,000      6.50% due 5/31/2002                        805,375      832,872     1.4
                                              425,000      6.25% due 2/15/2007                        428,387      445,587     0.8
                                              635,000      6.625% due 5/15/2007                       642,934      683,120     1.1
                                            4,020,000      6.625% due 2/15/2027                     4,097,073    4,440,854     7.4
====================================================================================================================================
                                                        Total Investments in US Government
                                                        Obligations                                 8,127,589    8,572,256    14.3
====================================================================================================================================
                                                        Total Investments in Foreign & US
                                                        Government Obligations                     16,579,248   16,956,345    28.3
====================================================================================================================================

                                               Shares
                  Industries                    Held                    US Stocks
====================================================================================================================================
United States     Aerospace & Defense           8,300   AlliedSignal, Inc.                            315,291      323,181     0.5
                                                6,000   GenCorp, Inc.                                 169,941      148,500     0.2
                                                1,600   Lockheed Martin Corporation                   166,215      166,500     0.3
                                                1,700  +Orbital Sciences Corporation                   43,804       56,525     0.1
                                                                                                  -----------  -----------   -----
                                                                                                      695,251      694,706     1.1
                  ------------------------------------------------------------------------------------------------------------------
                  Airlines                      6,120  +US Airways Group Inc.                         258,620      372,938     0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Auto--Related                 8,100   Hertz Corporation (Class A)                   280,385      324,000     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Automobile Parts              6,900   Federal-Mogul Corporation                     267,730      310,500     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Automotive & Equipment        8,400  +Avis Rent A Car, Inc.                         199,607      300,825     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Banking                       7,000   The Bank of New York Company, Inc.            225,778      379,312     0.6
                                                3,540   BankAmerica Corp.                             220,662      251,561     0.4
                                                                                                  -----------  -----------   -----
                                                                                                      446,440      630,873     1.0
                  ------------------------------------------------------------------------------------------------------------------
                  Banking & Financial           7,200   First Union Corporation                       355,784      346,050     0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Broadcasting/Cable           12,400  +Tele-Communications, Inc. (Class A)           249,819      347,200     0.6
                     8,775 +Tele-Communications TCI Ventures
                                                        Group (Class A)                               180,083      258,863     0.4
                                                                                                  -----------  -----------   -----
                                                                                                      429,902      606,063     1.0
                  ------------------------------------------------------------------------------------------------------------------
                  Broadcasting/Radio            6,800  +Chancellor Media Corp. (Class A)              215,650      233,750     0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Commercial Services           7,350  +Gartner Group, Inc. (Class A)                 250,937      274,247     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Communication Equipment      10,500  +Worldcom, Inc.                                286,974      376,031     0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Computer Products             2,700  +Cisco Systems, Inc.                           154,707      170,269     0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Computer Sales                1,400   International Business Machines Corp.          97,710      138,163     0.2
                  ------------------------------------------------------------------------------------------------------------------
                  Computer Software             4,000  +BMC Software, Inc.                            199,315      271,000     0.5
                                                1,400  +Microsoft Corporation                         171,870      208,863     0.4
                                                                                                  -----------  -----------   -----
                                                                                                      371,185      479,868     0.9
                  ------------------------------------------------------------------------------------------------------------------

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                  Global Opportunity Portfolio (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                               Shares                                                             Value   Percent of
COUNTRY           Industries                    Held                  US Stocks                        Cost     (Note 1a) Net Assets
------------------------------------------------------------------------------------------------------------------------------------
United States     Computers                     3,000   COMPAQ Computer Corp.                        $ 57,665     $ 90,188     0.2%
(concluded)
                  ------------------------------------------------------------------------------------------------------------------
                  Conglomerates                12,000   Dial Corporation, (The)                       232,662      251,250     0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Containers                   11,000  +Owens-Illinois, Inc.                          337,376      400,125     0.7
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Equipment          4,200   General Electric Company                      298,134      325,500     0.5
                                                5,600   Illinova Corporation                          167,594      163,450     0.3
                                                5,200   Public Service Enterprise Group, Inc.         163,369      161,200     0.3
                                                                                                  -----------  -----------   -----
                                                                                                      629,097      650,150     1.1
                  ------------------------------------------------------------------------------------------------------------------
                  Energy                       12,200   Edison International, Inc.                    262,110      327,875     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Entertainment                 3,400   Royal Caribbean Cruises Ltd.                  150,604      178,075     0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Financial Services            2,750   American Express Company                      178,627      230,141     0.4
                                                6,400   MGIC Investment Corporation                   293,821      432,800     0.7
                                                                                                  -----------  -----------   -----
                                                                                                      472,448      662,941     1.1
                  ------------------------------------------------------------------------------------------------------------------
                  Foods                         1,400  +Keebler Foods Company                          33,600       38,500     0.1
                  ------------------------------------------------------------------------------------------------------------------
                  Hardware Products             5,400   Black & Decker Corp.                          189,784      260,213     0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Health Care                  14,001  +HEALTHSOUTH Corporation                       379,636      314,147     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Information Processing        4,250   Computer Associates International, Inc.       154,881      226,047     0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance                     2,500   Hartford Life, Inc. (Class A)                  86,627      107,031     0.2
                                                4,687   Travelers Group Inc.                          191,790      232,007     0.4
                                                2,700   Travelers Property Casualty Corp. (Class A)   109,150      112,725     0.2
                                                4,700   UNUM Corporation                              161,377      228,538     0.4
                                                                                                  -----------  -----------   -----
                                                                                                      548,944      680,301     1.2
                  ------------------------------------------------------------------------------------------------------------------
                  Leisure & Tourism             9,200   Brunswick Corporation                         239,225      277,150     0.5
                                                8,500   Carnival Corporation (Class A)                280,357      474,406     0.8
                                                                                                  -----------  -----------   -----
                                                                                                      519,582      751,556     1.3
                  ------------------------------------------------------------------------------------------------------------------
                  Machinery                     8,000   Ingersoll-Rand Company                        265,166      318,000     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Machinery & Machine Tools     4,300   Harnischfeger Industries, Inc.                182,202      150,500     0.3
                                                2,800   SPX Corporation                               159,285      204,400     0.3
                                                                                                  -----------  -----------   -----
                                                                                                      341,487      354,900     0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Medical Specialties           2,200   Warner-Lambert Company                        303,132      331,100     0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Medical Supplies              3,100   DENTSPLY International Inc.                    79,185       92,225     0.2
                  ------------------------------------------------------------------------------------------------------------------
                  Natural Gas                   6,100   El Paso Natural Gas Co.                       320,972      390,019     0.7
                                                3,500   Enron Corp.                                   135,477      145,031     0.2
                                                                                                  -----------  -----------   -----
                                                                                                      456,449      535,050     0.9
                  ------------------------------------------------------------------------------------------------------------------
                  Office Equipment              3,200   Danka Business Systems PLC (ADR)*++           157,610       63,200     0.1
                  ------------------------------------------------------------------------------------------------------------------
                  Oil & Gas Producers           2,500  +Smith International, Inc.                     148,741      124,063     0.2
                  ------------------------------------------------------------------------------------------------------------------

                                       46

                  Oil Service                   2,500   Schlumberger Ltd.                             116,992      184,219     0.3
                  ------------------------------------------------------------------------------------------------------------------

                  Petroleum                     7,500   Unocal Corp.                                  270,534      257,813     0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceutical--Diversified   3,250   Bristol-Myers Squibb Co.                      309,159      323,984     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceutical--Prescription  4,200   Pfizer, Incorporated                          309,362      344,138     0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals               4,700   Lilly (Eli) and Company                       297,500      317,250     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Railroads                     3,250   Burlington Northern Santa Fe Corp.            282,557      281,938     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate                   7,000   Glenborough Realty Trust, Inc.                175,000      222,250     0.4
                  Investment Trusts             5,100   Prentiss Properties Trust                     105,187      138,975     0.2
                                                3,500   Starwood Lodging Trust                        161,591      190,312     0.3
                                                                                                  -----------  -----------   -----
                                                                                                      441,778      551,537     0.9
                  ------------------------------------------------------------------------------------------------------------------
                  Retail                        3,500  +Safeway, Inc.                                 197,029      232,531     0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Retail--Drug Stores           6,555   Rite Aid Corporation                          277,637      409,278     0.7
                  ------------------------------------------------------------------------------------------------------------------
                  Retail Stores                 7,200   Wal-Mart Stores, Inc.                         295,383      287,100     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Retail Trade                  5,600   Sears, Roebuck & Co.                          260,791      257,950     0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Savings Bank                 11,200   Provident Companies, Inc.                     374,924      407,400     0.7
                  ------------------------------------------------------------------------------------------------------------------
                  Semiconductors                7,000  +National Semiconductor Corporation            269,447      196,875     0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Telecommunications              800  +Globalstar Telecommunications Ltd.             44,503       45,500     0.1
                                                3,000  +Smartalk Teleservices, Inc.                    83,742       87,000     0.1
                                                                                                  -----------  -----------   -----
                                                                                                      128,245      132,500     0.2
                  ------------------------------------------------------------------------------------------------------------------
                  Tobacco                       4,900   Philip Morris Companies, Inc.                 222,217      203,350     0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Transport Services            7,500  +OMI Corp.                                      93,253       63,750     0.1
                  ------------------------------------------------------------------------------------------------------------------
                  Utilities--Communications     1,300   AT&T Corp.                                     84,009       81,412     0.1
                  ------------------------------------------------------------------------------------------------------------------
                  Utilities--Electric & Gas     6,000   Texas Utilities Company                       239,898      246,750     0.4
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in US Stocks             14,501,756   16,687,959    27.8
====================================================================================================================================

                                                               Foreign Stocks
====================================================================================================================================
Argentina         Petroleum                     7,300   Yacimientos Petroliferos
                                                        Fiscales S.A. (ADR)*                          182,580      222,194     0.4
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in Argentina                     182,580      222,194     0.4
====================================================================================================================================
Australia         Diversified                  50,200   Broken Hill Proprietary Co., Ltd.             660,237      497,394     0.8
                  Resources Company
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in Australia                     660,237      497,394     0.8
====================================================================================================================================
Bahamas           Hotels & Casinos              4,500  +Sun International Hotels Ltd.                 172,131      172,125     0.3
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in the Bahamas                   172,131      172,125     0.3
====================================================================================================================================
Canada            Automotive Parts              7,000   Magna International, Inc. (Class A)           342,201      409,937     0.7
                  ------------------------------------------------------------------------------------------------------------------
                  Entertainment                13,200  +Imax Corp.                                    210,684      320,100     0.5
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in Canada                        552,885      730,037     1.2
====================================================================================================================================

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (continued)                              (in US dollars)

                  Global Opportunity Portfolio (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                               Shares                                                             Value   Percent of
COUNTRY           Industries                    Held                  Foreign Stocks                   Cost     (Note 1a) Net Assets
====================================================================================================================================
Finland           Holding Company              17,000  +Amer Group Ltd.                             $ 306,406    $ 311,468     0.5%
                  ------------------------------------------------------------------------------------------------------------------
                  Paper & Forest Products      24,000   UPM-Kymmene Corp.                             500,294      528,529     0.9
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals              13,720   Orion-yhtyma OY (Class B)                     372,233      413,093     0.7
                  ------------------------------------------------------------------------------------------------------------------
                  Transportation               10,800   Finnlines OY                                  211,570      448,578     0.7
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in Finland                     1,390,503    1,701,668     2.8
====================================================================================================================================
France            Electronics                   5,500   Thomson-CSF S.A.                              172,844      188,295     0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance                    10,300   Scor S.A.                                     404,903      525,411     0.9
                  ------------------------------------------------------------------------------------------------------------------
                  Semiconductor                 3,800  +SGS-Thomson Microelectronics N.V.
                  Capital Equipment                     (NY Registered)                               143,296      258,162     0.4
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in France                        721,043      971,868     1.6
====================================================================================================================================
Germany           Banking                       4,500   Bayerische Vereinsbank AG                     271,327      290,164     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Chemicals                       600   Henkel KGaA                                    26,670       31,148     0.1
                                                5,400   Henkel KGaA (Preferred)                       229,478      321,639     0.5
                                                                                                  -----------  -----------   -----
                                                                                                      256,148      352,787     0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Machinery & Equipment         1,050   Mannesmann AG                                 385,889      597,295     1.0
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in Germany                       913,364    1,240,246     2.1
====================================================================================================================================
Indonesia         Telecommunications           16,300   P.T. Indonesian Satellite Corp. (ADR)*        471,675      283,212     0.5
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in Indonesia                     471,675      283,212     0.5
====================================================================================================================================
Italy             Apparel                       9,500   Gucci Group N.V. (NY Registered)              678,646      378,219     0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Machinery                    71,000   Danieli & Co.                                 266,366      273,546     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Publishing                   57,000   Mondadori (Arnoldo) Editore S.p.A.            431,458      563,622     0.9
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in Italy                       1,376,470    1,215,387     2.0
====================================================================================================================================
Japan             Banking & Financial          10,000   Bank of Tokyo--Mitsubishi, Ltd.               152,902      145,122     0.2
                  ------------------------------------------------------------------------------------------------------------------
                  Building & Construction      68,000   Maeda Corp.                                   498,360      225,791     0.4
                                               56,000   Okumura Corp.                                 454,377      215,537     0.3
                                                                                                  -----------  -----------   -----
                                                                                                      952,737      441,328     0.7
                  ------------------------------------------------------------------------------------------------------------------
                  Building Products            25,000   Matsushita Electric Works, Ltd.               284,565      250,414     0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Consumer--Electronics         4,000   Rohm Company Ltd.                             262,940      438,520     0.7
                  ------------------------------------------------------------------------------------------------------------------
                  Consumer--Miscellaneous      12,000   Amway Japan Ltd.                              422,805      241,344     0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Equipment          5,000   Sony Corporation                              367,054      461,393     0.8
                  ------------------------------------------------------------------------------------------------------------------
                  Electronics                  15,000   Matsushita Electric Industrial Co., Ltd.      247,149      225,964     0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance                    34,000   Tokio Marine & Fire Insurance Co., Ltd.       349,361      378,106     0.6
                  ------------------------------------------------------------------------------------------------------------------

                                       48

                  Machinery                    23,000   Makino Milling Machine Co., Ltd.              167,043      159,634     0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Retail Stores                 3,000   Ito-Yokado Co., Ltd.                          162,537      157,583     0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Tires & Rubber               19,000   Bridgestone Corp.                             342,306      457,055     0.8
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in Japan                       3,711,399    3,356,463     5.6
====================================================================================================================================
Mexico            Beverages                     6,150   Panamerican Beverages, Inc. (Class A)         167,179      199,875     0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Conglomerates                21,400   Grupo Carso, S.A. de C.V. (ADR)*              252,025      235,400     0.4
                  ------------------------------------------------------------------------------------------------------------------
                  Financial Services           11,000  +Grupo Financiero Bancomer, S.A.
                                                        de C.V. (ADR)*                                157,005      110,275     0.2
                  ------------------------------------------------------------------------------------------------------------------
                  Utilities--Communications     3,100   Telefonos de Mexico, S.A. de C.V.
                                                        (Telmex)(ADR)*                                127,068      152,675     0.3
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in Mexico                        703,277      698,225     1.2
====================================================================================================================================
Netherlands       Oil--International            4,700   Royal Dutch Petroleum Co.
                                                        (NY Registered)                               256,717      240,875     0.4
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in the Netherlands               256,717      240,875     0.4
====================================================================================================================================
Norway            Transportation Services      57,089   Color Line ASA                                230,614      210,847     0.3
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in Norway                        230,614      210,847     0.3
====================================================================================================================================
Philippines       Beverages                    97,700   San Miguel Corp. (Class B)                    166,819      119,258     0.2
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in the Philippines               166,819      119,258     0.2
====================================================================================================================================
South Africa      Diversified                  39,700   Sasol Limited                                 467,498      361,969     0.6
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in South Africa                  467,498      361,969     0.6
====================================================================================================================================
South Korea       Engineering & Construction    3,800  +Hyundai Engineering & Construction Co.,
                                                        Ltd. (GDR)**+++                                48,777        3,325     0.0
                                                   74  +Hyundai Engineering & Construction Co.,
                                                        Ltd. (New)(GDR)**+++                              950           65     0.0
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in South Korea                    49,727        3,390     0.0
====================================================================================================================================
Spain             Petroleum                    10,600   Repsol S.A. (ADR)*                            401,272      452,487     0.8
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in Spain                         401,272      452,487     0.8
====================================================================================================================================
Sweden            Banking                      35,700  +Nordbanken Holding AB                         193,428      199,444     0.3
                                               16,200   Sparbanken Sverige AB (Class A)               207,538      380,596     0.7
                                                                                                  -----------  -----------   -----
                                                                                                      400,966      580,040     1.0
                  ------------------------------------------------------------------------------------------------------------------
                  Chemicals                    17,000   Perstorp AB (Class B)                         318,484      318,674     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Electronics                   9,000   Spectra-Physics AB (Class A)                  274,607      173,704     0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Investment Management        20,300   Bure Investment AB                            192,973      282,897     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Real Estate                  12,200  +Castellum AB                                   81,843      127,889     0.2
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in Sweden                      1,268,873    1,483,204     2.5
====================================================================================================================================
Switzerland       Pharmaceuticals               5,800   Novartis AG (ADR)*                            311,537      495,175     0.8
                                                   52   Roche Holding AG                              435,564      539,629     0.9
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in Switzerland                   747,101    1,034,804     1.7
====================================================================================================================================

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                  Global Opportunity Portfolio (concluded)
                  ------------------------------------------------------------------------------------------------------------------
                                               Shares                                                             Value   Percent of
COUNTRY           Industries                    Held                  Foreign Stocks                   Cost     (Note 1a) Net Assets
====================================================================================================================================

United Kingdom    Automobile Parts            128,400   LucasVarity PLC                             $ 417,250    $ 434,351     0.7%
                  ------------------------------------------------------------------------------------------------------------------
                  Beverages                    48,500   Diageo PLC                                    354,594      435,130     0.7
                  ------------------------------------------------------------------------------------------------------------------
                  Chemicals                     1,700   Imperial Chemical Industries PLC               19,556       26,073     0.0
                                                7,500   Imperial Chemical Industries PLC (ADR)*       389,042      456,562     0.8
                                                                                                  -----------  -----------   -------
                                                                                                      408,598      482,635     0.8
                  ------------------------------------------------------------------------------------------------------------------
                  Foods                         8,100   Devro PLC                                      52,893       52,551     0.1
                  ------------------------------------------------------------------------------------------------------------------
                  Metals & Mining              39,000   Rio Tinto PLC                                 593,026      498,398     0.9
                  ------------------------------------------------------------------------------------------------------------------
                  Retail Trade                 30,000   Dixons Group PLC                              315,904      240,963     0.4
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Stocks in the United Kingdom          2,142,265    2,144,028     3.6
====================================================================================================================================
                                                        Total Investments in Foreign Stocks        16,586,450   17,139,681    28.6
====================================================================================================================================
                                                        Total Investments in US & Foreign Stocks   31,088,206   33,827,640    56.4
====================================================================================================================================

SHORT-TERM                                      Face
SECURITIES                                     Amount                        Issue
====================================================================================================================================

                  Commercial Paper***    US$  533,000   General Motors Acceptance Corp., 5.63%
                                                        due 2/02/1998                                 532,833      532,833     0.9
====================================================================================================================================
                  US Government Agency      6,000,000   Federal Home Loan Mortgage Corp., 5.40%
                  Obligations***                        due 2/02/1998                               5,998,200    5,998,200    10.0
====================================================================================================================================
                                                        Total Investments in Short-Term
                                                        Securities                                  6,531,033    6,531,033    10.9
====================================================================================================================================

                  Total Investments                                                               $54,198,487   57,315,018    95.6
                                                                                                  ===========
                  Unrealized Depreciation on Forward Foreign Exchange Contracts++++                                (16,522)   (0.0)
                  Other Assets Less Liabilities                                                                  2,655,109     4.4
                                                                                                               -----------   -----
                  Net Assets                                                                                   $59,953,605   100.0%
                                                                                                               ===========   =====
====================================================================================================================================

   * American Depositary Receipts (ADR).
  ** Global Depositary Receipts (GDR).
 *** Commercial Paper and certain US Government Agency Obligations are traded on a discount basis. The interest rates shown are the discount rates paid at the time of purchase by the Portfolio.
   + Non-income producing security.
  ++ Consistent with the general policy of the Securities and Exchange
     Commission, the nationality or domicile of an issuer for determination of foreign issuer status may be (i) the country under whose laws the issuer is organized, (ii) the country in which the issuer's securities are principally traded, or (iii) the country in which the issuer derives a significant proportion (at least 50%) of its revenue or profits from goods produced and sold, investments made, or services performed in the country, or in which at least 50% of the assets of the issuer are situated.
++++ Forward foreign exchange contracts sold as of January 31, 1998 were as follows:





     ----------------------------------------------------------------
                                                         Unrealized
                                                        Appreciation
     Foreign                       Expiration          (Depreciation)
     Currency Sold                    Date                (Note 1b)
     ----------------------------------------------------------------

     A$            700,000        February 1998           $(13,912)
     C$          1,700,000           March 1998             33,417
     Chf         1,500,000           April 1998             (4,148)
     Dkr         5,800,000           April 1998              1,550
     DM          6,700,000           April 1998              6,383
     Fmk         9,000,000           April 1998                700
     Frf        10,000,000           April 1998              2,956

 +++ The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

     (pound)     2,090,000        February 1998              5,474
     Lit     4,740,000,000        February 1998              7,016
     Pta       169,000,000        February 1998              1,691
     Skr        19,200,000           April 1998             20,818
     (Y)       320,000,000           April 1998            (78,467)

     ----------------------------------------------------------------
     Total Unrealized Depreciation on Forward
     Foreign Exchange Contracts Sold--Net
     (US$ Commitment--$22,482,513)                        $(16,522)
                                                          ========
     ----------------------------------------------------------------

     See Notes to Financial Statements.


SCHEDULE OF INVESTMENTS                                          (in US dollars)

                  Growth Opportunity Portfolio
                  ------------------------------------------------------------------------------------------------------------------
                                               Shares                                                            Value    Percent of
                  Industries                    Held                     Common Stocks                Cost      (Note 1a) Net Assets
====================================================================================================================================
                  Advertising                   5,100   Interpublic Group of Companies, Inc.        $ 153,631    $ 250,219     0.6%
                  ------------------------------------------------------------------------------------------------------------------
                  Apparel                       1,300   Gap Inc.                                       49,621       50,781     0.1
                  ------------------------------------------------------------------------------------------------------------------
                  Banking & Financial          18,000   Banc One Corp.                                921,491    1,005,750     2.5
                                               14,000   BankAmerica Corp.                           1,000,785      994,875     2.4
                                                9,000   Citicorp                                    1,170,947    1,071,000     2.6
                                               15,000   Mellon Bank Corporation                       833,523      905,625     2.2
                                               12,000   State Street Corp.                            594,654      672,000     1.7
                                                                                                  -----------  -----------   -----
                                                                                                    4,521,400    4,649,250    11.4
                  ------------------------------------------------------------------------------------------------------------------
                  Beverages                     4,000   The Coca-Cola Company                         242,115      259,000     0.6
                  ------------------------------------------------------------------------------------------------------------------
                  Communication Equipment      13,000  +Cisco Systems, Inc.                           702,377      819,813     2.0
                                               27,200  +FORE Systems, Inc.                            615,177      401,200     1.0
                                                5,200   Lucent Technologies, Inc.                     348,467      460,200     1.1
                                               14,500  +Newbridge Networks Corp.                      614,672      377,000     0.9
                                               17,000   Northern Telecom Limited                      671,434      767,125     1.9
                                               25,000   Telefonaktiebolaget LM Ericsson (ADR)*      1,017,518      964,063     2.4
                                                                                                  -----------  -----------   -----
                                                                                                    3,969,645    3,789,401     9.3
                  ------------------------------------------------------------------------------------------------------------------
                  Communications               10,000   Sprint Corporation                            605,678      593,750     1.5
                  ------------------------------------------------------------------------------------------------------------------
                  Computers                    46,000   COMPAQ Computer Corp.                         953,583    1,382,875     3.4
                                                1,500   Hewlett-Packard Co.                            74,340       90,000     0.2
                                                                                                  -----------  -----------   -------
                                                                                                    1,027,923    1,472,875     3.6
                  ------------------------------------------------------------------------------------------------------------------
                  Cosmetics                     7,000   Gillette Company (The)                        601,649      691,250     1.7
                                                1,500   International Flavors & Fragrances, Inc.       66,304       63,188     0.2
                                                                                                  -----------  -----------   -----
                                                                                                      667,953      754,438     1.9
                  ------------------------------------------------------------------------------------------------------------------
                  Electrical Equipment          2,000   Emerson Electric Company                      108,040      121,000     0.3
                                               15,500   General Electric Co.                          784,195    1,201,250     3.0
                                                3,000   Honeywell, Inc.                               219,293      210,188     0.5
                                                                                                  -----------  -----------   -----
                                                                                                    1,111,528    1,532,438     3.8
                  ------------------------------------------------------------------------------------------------------------------

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

                  Growth Opportunity Portfolio (concluded)
                  ------------------------------------------------------------------------------------------------------------------
                                               Shares                                                            Value    Percent of
                  Industries                    Held                     Common Stocks                Cost      (Note 1a) Net Assets
====================================================================================================================================
                  Electronics                  17,000   Intel Corp.                               $ 1,250,328  $ 1,377,000     3.4%
                    2,000 +SGS-Thomson Microelectronics N.V.
                                                        (NY Registered Shares)                        139,478      135,875     0.3
                                                                                                  -----------  -----------   -----
                                                                                                    1,389,806    1,512,875     3.7
                  ------------------------------------------------------------------------------------------------------------------
                  Energy                        9,800   El Paso Natural Gas Co.                       487,253      626,588     1.6
                                               11,000   Enron Corp.                                   464,926      455,813     1.1
                                                                                                  -----------  -----------   -----
                                                                                                      952,179    1,082,401     2.7
                  ------------------------------------------------------------------------------------------------------------------
                  Entertainment                 7,000  +Viacom, Inc. (Class A)                        260,392      288,750     0.7
                                                8,000   Walt Disney Co.                               657,185      852,500     2.1
                                                                                                  -----------  -----------   -----
                                                                                                      917,577    1,141,250     2.8
                  ------------------------------------------------------------------------------------------------------------------
                  Financial Services           11,000   American Express Company                      906,331      920,563     2.3
                                                5,000   Federal National Mortgage Association         279,616      308,750     0.7
                                                7,000   Morgan Stanley, Dean Witter, Discover
                                                        and Co.                                       415,067      408,625     1.0
                                               26,000   The Travelers Group, Inc.                   1,062,756    1,287,000     3.2
                                                                                                  -----------  -----------   -----
                                                                                                    2,663,770    2,924,938     7.2
                  ------------------------------------------------------------------------------------------------------------------
                  Food                          2,000   ConAgra, Inc.                                  47,060       63,250     0.1
                                                2,000   Wrigley (Wm.) Jr. Co.                         128,603      147,875     0.4
                                                                                                  -----------  -----------   -----
                                                                                                      175,663      211,125     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Food Merchandising            8,000   Albertsons, Inc.                              301,780      381,500     0.9
                                               11,000  +Meyer (Fred), Inc.                            242,328      405,625     1.0
                                                                                                  -----------  -----------   -----
                                                                                                      544,108      787,125     1.9
                  ------------------------------------------------------------------------------------------------------------------
                  Home Furnishings              4,500   Ethan Allen Interiors, Inc.                   209,765      215,438     0.5
                  ------------------------------------------------------------------------------------------------------------------
                  Hotels                        1,000   Marriott International, Inc.                   46,921       69,125     0.2
                  ------------------------------------------------------------------------------------------------------------------
                  Household Products            4,000   Colgate-Palmolive Co.                         280,280      293,000     0.7
                                                1,500   Kimberly-Clark Corp.                           56,995       78,281     0.2
                                                8,000   Procter & Gamble Company                      460,197      627,000     1.5
                                                4,000   Unilever N.V. (NY Registered Shares)          233,771      228,250     0.6
                                                                                                  -----------  -----------   -----
                                                                                                    1,031,243    1,226,531     3.0
                  ------------------------------------------------------------------------------------------------------------------
                  Information Processing       18,000   First Data Corp.                              647,332      551,250     1.4
                  ------------------------------------------------------------------------------------------------------------------
                  Insurance                     1,000   Aetna Inc.                                     82,249       73,500     0.2
                                                7,000   American International Group, Inc.            659,045      772,187     1.9
                                                                                                  -----------  -----------   -----
                                                                                                      741,294      845,687     2.1
                  ------------------------------------------------------------------------------------------------------------------
                  Leisure                       8,500   Polygram N.V. (NY Registered Shares)          446,700      376,656     0.9
                  ------------------------------------------------------------------------------------------------------------------
                  Medical Technology            8,300  +Boston Scientific Corp.                       470,698      421,225     1.0
                                                6,000   Guidant Corporation                           389,037      385,500     0.9
                                                1,000   Johnson & Johnson                              66,560       66,937     0.2
                                                                                                  -----------  -----------   -----
                                                                                                      926,295      873,662     2.1
                  ------------------------------------------------------------------------------------------------------------------



                                       52


                  Oil & Services               20,000   Baker Hughes, Inc.                            770,148      771,250     1.9
                                               19,000   Diamond Offshore Drilling, Inc.               816,340      849,062     2.1
                                               12,000   Schlumberger, Ltd.                            651,710      884,250     2.2
                                                                                                  -----------  -----------   -----
                                                                                                    2,238,198    2,504,562     6.2
                  ------------------------------------------------------------------------------------------------------------------
                  Pharmaceuticals               3,000   Amgen, Inc.                                   189,750      149,812     0.4
                                                8,000   Bristol-Myers Squibb Co.                      684,867      797,500     2.0
                                               11,000   Merck & Co., Inc.                           1,098,217    1,289,750     3.2
                                                7,000   Pfizer, Incorporated                          368,519      573,562     1.4
                                                                                                  -----------  -----------   -----
                                                                                                    2,341,353    2,810,624     7.0
                  ------------------------------------------------------------------------------------------------------------------
                  Photography                   2,000   Eastman Kodak Co.                             141,535      130,500     0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Pollution Control               500   Waste Management, Inc.                         14,160       11,750     0.0
                  ------------------------------------------------------------------------------------------------------------------
                  Restaurants                   3,000   McDonald's Corp.                              142,703      141,375     0.3
                  ------------------------------------------------------------------------------------------------------------------
                  Retail--Specialty             5,000   CVS Corporation                               291,078      327,812     0.8
                                               17,500  +Staples, Inc.                                 451,082      476,875     1.2
                                               10,000   Walgreen Co.                                  278,070      331,250     0.8
                                                                                                  -----------  -----------   -----
                                                                                                    1,020,230    1,135,937     2.8
                  ------------------------------------------------------------------------------------------------------------------
                  Retail Stores                24,500   Wal-Mart Stores, Inc.                         829,302      976,937     2.4
                  ------------------------------------------------------------------------------------------------------------------
                  Software--Computer           30,000  +Baan Company, N.V.                            902,700    1,100,625     2.7
                                                2,000  +Microsoft Corporation                         208,687      298,375     0.8
                                               11,000   SAP AG (Systeme, Anwendungen, Produkte
                                                        in der Datenverarbeitung)(ADR)*               783,324    1,347,500     3.3
                                                                                                  -----------  -----------   -----
                                                                                                    1,894,711    2,746,500     6.8
                  ------------------------------------------------------------------------------------------------------------------
                  Toys                         13,000   Mattel, Inc.                                  487,161      526,500     1.3
                  ------------------------------------------------------------------------------------------------------------------
                  Travel & Lodging              3,500   Carnival Corporation (Class A)                143,764      195,344     0.5
                  ------------------------------------------------------------------------------------------------------------------
                                                        Total Investments in Common Stocks         32,295,264   36,350,244    89.4
====================================================================================================================================

                                                Face
                                               Amount                Short-Term Securities
====================================================================================================================================

                  Commercial Paper**       $1,658,000   General Motors Acceptance Corp.,
                                                        5.63% due 2/02/1998                         1,657,481    1,657,481     4.1
                  ------------------------------------------------------------------------------------------------------------------
                  US Government             2,500,000   Federal Farm Credit Bank, 5.34% due
                  Agency Obligations**                  2/02/1998                                   2,499,258    2,499,258     6.2
                                            2,500,000   Federal Home Loan Mortgage Corp., 5.38%
                                                        due 2/09/1998                               2,496,638    2,496,638     6.1
                                                                                                  -----------  -----------   -----
                                                                                                    4,995,896    4,995,896    12.3
====================================================================================================================================
                                                        Total Investments in Short-Term Securities  6,653,377    6,653,377    16.4
====================================================================================================================================
                  Total Investments                                                               $38,948,641   43,003,621   105.8
                                                                                                  ===========
                  Liabilities in Excess of Other Assets                                                         (2,373,904)   (5.8)
                                                                                                               -----------   -----
                  Net Assets                                                                                   $40,629,717   100.0%
                                                                                                               ===========   =====
====================================================================================================================================

                  +  Non-income producing security.
                  *  American Depositary Receipts (ADR).
                  ** Commercial Paper and certain US Government Agency
                     Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.

                  See Notes to Financial Statements.

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                       Quality Bond Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                        S&P     Moody's    Face                                                                              Value
INDUSTRIES             Ratings  Ratings   Amount              Bonds & Notes                                        Cost    (Note 1a)
====================================================================================================================================
Asset-Backed           AAA       Aaa    $132,647   Arcadia Automobile Receivables Trust, 6.10%
Securities -- 1.2%                                 due 6/15/2000 (a)                                            $ 132,622  $ 132,901
====================================================================================================================================
Banking -- 12.1%       A          A2     250,000   Bank of New York Company, Inc. (The), 7.875%
                                                   due 11/15/2002                                                 276,675    270,228
                       A+         Aa3    250,000   BankAmerica Corp., 6.65% due 5/01/2001                         249,863    255,060
                       A          A2     300,000   NationsBank Corp., 6.50% due 8/15/2003                         308,325    306,654
                       AA-        Aa3    250,000   Norwest Corporation, 6.75% due 5/12/2000                       249,628    254,965
                       A-         A2     200,000   Wells Fargo & Company, 8.375% due 5/15/2002                    213,120    217,156
                                                                                                                ---------  ---------
                                                                                                                1,297,611  1,304,063
====================================================================================================================================
Financial              A          A2     200,000   Bear Stearns Co., 6.75% due 8/15/2000                          198,730    203,722
Services -- 16.4%      A          A2     250,000   Beneficial Corporation, 6.80% due 9/16/2003                    250,000    256,787
                       A+         A1     250,000   Commercial Credit, 6.25% due 1/01/2008                         249,262    250,405
                       A-         A3      38,000   Donaldson, Lufkin & Jenrette Inc., 6.875%
                                                   due 11/01/2005                                                 37,694      39,028
                       AA         Aa2    200,000   MBIA, Inc., 7.15% due 7/15/2027                                199,510    210,092
                       A+         A1     300,000   Morgan Stanley Group, Inc., 6.875% due 3/01/2007               298,923    309,219
                       A          A2     150,000   Salomon Smith Barney Holdings, Inc., 7.375%
                                                   due 5/15/2007                                                  149,866    158,762
                       A+         Aa3    100,000   Travelers Capital II, 7.75% due 12/01/2036                     100,170    103,064
                       AA-        Aa3    200,000   The Travelers Group, Inc., 7.875% due 5/15/2025                205,616    224,970
                                                                                                                ---------  ---------
                                                                                                                1,689,771  1,756,049
====================================================================================================================================
Financial Services --  A          NR*    150,000   CIT Capital Trust I, 7.70% due 2/15/2027                       149,316    154,425
Consumer -- 1.4%
====================================================================================================================================
Industrial --          A+         A1     100,000   Anheuser-Busch Co., Inc., 8.75% due 12/01/1999                 107,905    105,019
Consumer Goods --      AA-        Aa3    250,000   Archer Daniels Midland Co., 8.375% due 4/15/2017               303,007    300,070
12.7%                  A+         A1     100,000   Bass America, Inc., 8.125% due 3/31/2002                       105,928    108,114
                       AA         Aa2    250,000   McDonald's Corporation, 5.95% due 1/15/2008                    249,810    249,208
                                                   Pepsico Inc.:
                       A          A1      80,000     5.75% due 1/02/2003                                           79,595     79,896
                       A          A1     200,000     5.75% due 1/15/2008                                          196,150    194,590
                       A-         A2     100,000   Sears, Roebuck & Co., 9.25% due 4/15/1998                      106,444    100,610
                       AA         Aa2    200,000   Wal-Mart Stores, Inc., 8.50% due 9/15/2024                     207,350    225,336
                                                                                                                ---------  ---------
                                                                                                                1,356,189  1,362,843
====================================================================================================================================
Industrial --          AA         Aa2    175,000   BP America Inc., 9.375% due 11/01/2000                         200,263    190,799
Energy -- 4.6%         AA-        A1     300,000   Consolidated Natural Gas Company, 6.80% due 12/15/2027         297,570    302,979
                                                                                                                ---------  ---------
                                                                                                                  497,833    493,778
====================================================================================================================================
Industrial --          A          A2     200,000   Allied Signal Inc., 6.20% due 2/01/2008                        199,732    199,732
Other -- 12.2%         A          A2     150,000   Carnival Cruise Lines, Inc., 7.70% due 7/15/2004               156,745    161,829
                       AA-        Aa3    200,000   duPont (E.I.) de Nemours & Co., 6.75% due 9/01/2007            207,154    209,578
                       A          A1     200,000   Ford Motor Credit Company, 7% due 9/25/2001                    199,204    206,436
                        General Motors Acceptance Corp.:
                       A          A3     100,000     8.50% due 1/01/2003                                          108,510    110,152


                                       54


                       A          A3     200,000     8.75% due 7/15/2005                                          226,232    228,762
                       AA         Aa2    100,000   Kimberly Clark Corp., 6.375% due 1/01/2028                      99,078     98,077
                       A          A1      90,000   PPG Industries, Inc., 6.50% due 11/01/2007                      89,725     92,326
                                                                                                                ---------  ---------
                                                                                                                1,286,380  1,306,892
====================================================================================================================================
Industrial --          A          A2     231,986  +Disney Enterprises, Inc., 6.85% due 1/10/2007 (a)              231,828    237,980
Services -- 5.2%       A          A2     200,000   First Data Corp., 6.375% due 12/15/2007                        199,486    200,752
                       BBB-       Baa3   100,000   Time Warner Entertainment Co., 8.375% due 3/15/2023            107,029    114,592
                                                                                                                ---------  ---------
                                                                                                                  538,343    553,324
====================================================================================================================================




Manufacturing -- 1.9%  BBB+       A3     200,000   Applied Materials, Inc., 6.75% due 10/15/2007                  199,870    203,214
====================================================================================================================================
US Government          AAA        Aaa    200,000   US Treasury Bond, 6.375% due 8/15/2027                         216,254    214,688
Obligations -- 12.4%                               US Treasury Notes:
                       AAA        Aaa    200,000     6.25% due 1/31/2002                                          205,937    205,874
                       AAA        Aaa     25,000     6.25% due 2/15/2003                                           24,949     25,887
                       AAA        Aaa    400,000     5.875% due 2/15/2004                                         398,469    409,564
                       AAA        Aaa    200,000     7.50% due 2/15/2005                                          219,891    222,874
                       AAA        Aaa    190,000     6.50% due 5/15/2005                                          196,769    201,073
                       AAA        Aaa     50,000     6.125% due 8/15/2007                                          52,836     52,211
                                                                                                                ---------  ---------
                                                                                                                1,315,105  1,332,171
====================================================================================================================================
Utilities --           A+         A2     300,000   ALLTEL Corporation, 6.75% due 9/15/2005                        295,380    309,174
Communications --      AAA        Aaa    125,000   Indiana Bell Telephone Co., Inc., 7.30% due 8/15/2026          133,639    137,816
5.4%                   AA         Aa3    125,000   Southwestern Bell Capital Corp., 6.50% due 3/12/2003           126,222    128,872
                                                                                                                ---------  ---------
                                                                                                                  555,241    575,862
====================================================================================================================================
Utilities --           A+         A1     100,000   Consolidated Edison Inc., 6.25% due 2/01/2008                  100,000    100,000
Electric -- 5.0%       AA         Aa3    250,000   Northern States Power Company, 7.125% due 7/01/2025            254,800    266,350
                       A          A2     150,000   Virginia Electric & Power Co., 8.625% due 10/01/2024           166,200    170,173
                                                                                                                ---------  ---------
                                                                                                                  521,000    536,523
====================================================================================================================================
                                                   Total Investments in Bonds & Notes--90.5%                    9,539,281  9,712,045
====================================================================================================================================

SHORT-TERM
SECURITIES                                                                      Issue
====================================================================================================================================
US Government                            747,000   Federal Home Loan Mortgage Corp., 5.57% due 2/02/1998          747,000    747,000
Agency
Obligations** -- 7.0%

====================================================================================================================================
                                                   Total Investments in Short-Term Securities--7.0%               747,000    747,000
====================================================================================================================================
                       Total Investments--97.5%                                                               $10,286,281 10,459,045
                                                                                                              ===========
                       Other Assets Less Liabilities--2.5%                                                                   273,162
                                                                                                                         -----------
                       Net Assets--100.0%                                                                                $10,732,207
                                                                                                                         ===========
====================================================================================================================================

                     * Not Rated.
                    ** Certain US Government Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Portfolio.
                     + The security may be offered and sold to "qualified
                       institutional buyers" under Rule 144A of the Securities Act of 1933.
                   (a) Subject to principal paydowns. Ratings of issues shown have not been audited by Deloitte & Touche LLP.

                       See Notes to Financial Statements.

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998

SCHEDULE OF INVESTMENTS                                          (in US dollars)

                  US Government Securities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                             Face     Interest           Maturity          Value
                       Issue                                                Amount       Rate             Date(s)        (Note 1a)
=================================================================================================================================

US Government          Federal Home Loan Mortgage Corporation             $1,040,679    11.50%           6/01/2019       $ 1,182,326
Agency Mortgage-       Federal Home Loan Mortgage Corporation--
Backed Obligations --  Gold Program                                          698,482     6.00(1)   4/01/2004-12/01/2004      698,258
66.6%                  Federal Home Loan Mortgage Corporation--
                       Gold Program                                        2,671,575     6.50            1/01/2013         2,691,612
                       Government National Mortgage Association              497,500     6.50            1/15/2028           495,475
                       Government National Mortgage Association              993,262     7.00           11/15/2027         1,008,479
                       Government National Mortgage Association            2,016,560     7.50      10/15/2025-12/15/2027   2,076,447
====================================================================================================================================
                       Total US Government Agency Mortgage-Backed Obligations (Cost--$7,995,409)                           8,152,597
====================================================================================================================================
US Government          US Treasury Notes                                   1,000,000     5.75           11/15/2000         1,010,470
Obligations -- 31.5%   US Treasury Notes                                   1,900,000     5.875          11/15/2005         1,939,786
                       US Treasury STRIPS**                                  300,000     6.345+          8/15/2001           248,364
                       US Treasury STRIPS**                                  850,000     6.065+          5/15/2005           569,338
                       US Treasury STRIPS**                                  300,000     6.09+           8/15/2019            83,724
====================================================================================================================================
                       Total US Government Obligations (Cost--$3,728,294)                                                  3,851,682
====================================================================================================================================
                       Total Investments (Cost--$11,723,703 )--98.1%                                                      12,004,279
                       Other Assets Less Liabilities--1.9%                                                                   227,500
                                                                                                                         -----------
                       Net Assets--100.0%                                                                                $12,231,779
                                                                                                                         ===========
====================================================================================================================================

                     * Mortgage-Backed Obligations are subject to principal
                       paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
                    ** STRIPS--Separate Trading of Registered Interest and
                       Principal of Securities.
                     + Represents the yield-to-maturity on this zero coupon
                       issue at the time of purchase by the Portfolio.
                    (1)Represents balloon mortgages that amortize on a 30-year schedule and have 7-year maturities.

                       See Notes to Financial Statements.

EQUITY PORTFOLIO CHANGES

                       For the Quarter Ended January 31, 1998
================================================================================
FUNDAMENTAL
VALUE PORTFOLIO
================================================================================
Additions              duPont (E.I.) de Nemours & Co.
                       Enron Corp.
                       Exxon Corporation

                       Pennsylvania Real Estate Investment Trust
                     * Raytheon Company (Class A)

                       Sears, Roebuck & Co.
                       Texas Instruments, Inc.
================================================================================
Deletions              CompuServe Corporation
                       Eastman Chemical Co.
                       Mesa Air Group, Inc.

                       Millennium Chemicals Inc.

                     * Raytheon Company (Class A)

                       Yacimientos Petroliferos Fiscales
                         S.A. (YPF)(ADR)
================================================================================

GLOBAL
OPPORTUNITY
PORTFOLIO
================================================================================
Additions              AT&T Corp.
                       Bank of Tokyo-Mitsubishi, Ltd.
                       Bristol-Myers Squibb Co.
                       Chancellor Media Corp. (Class A)
                       Cisco Systems, Inc.
                       Devro PLC
                       Diageo PLC
                       Dial Corporation (The)
                       Gartner Group, Inc. (Class A)
                       General Electric Company
                       Globalstar Telecommunications Ltd.
                       Illinova Corporation
                       Ito-Yokado Co., Ltd.
                       Keebler Foods Company
                       Lilly (Eli) and Company
                       Lockheed Martin Corporation
                       Makino Milling Machine Co., Ltd.
                       Nordbanken Holding AB
                       Orbital Sciences Corporation
                       Pfizer, Incorporated
                       Philip Morris Companies, Inc.
                       Provident Companies, Inc.
                       Public Service Enterprise Group, Inc.
                       Royal Dutch Petroleum Co.
                        (NY Registered)
                       Smartalk Teleservices, Inc.
                       Sun International Hotels Ltd.
                       Texas Utilities Company
                       Thomson-CSF S.A.
                      *Tricon Global Restaurants, Inc.
                       Wal-Mart Stores, Inc.
                       Warner-Lambert Company
================================================================================
Deletions              ABB AG
                       ABN AMRO Holding N.V.
                       American Home Products Corporation
                       American Standard Companies, Inc.
                       Autobacs Seven Co., Ltd.
                       Avon Products, Inc.
                       Companhia Cervejaria Brahma S.A.
                        PN (Preferred)
                       De Beers Consolidated Mines Ltd. (ADR)
                       Dresser Industries, Inc.
                       duPont (E.I.) de Nemours & Co.
                       Grand Metropolitan PLC
                       Gulf Canada Resources Ltd.
                       Intel Corporation
                       Merck & Co., Inc.
                       Mitsubishi Electric Corp.
                       Mitsubishi Heavy Industries, Inc.
                       Mitsui-Soko Co., Ltd.
                       Oracle Corp.
                       Oxford Health Plans, Inc.
                       Provident Companies, Inc.
                       Quantum Corporation
                       Siemens AG
                       Sunbeam Corp.
                       Telecomunicacoes Brasileiras S.A.--
                        Telebras PN (ADR)
                       Toray Industries, Inc.
                      *Tricon Global Restaurants, Inc.
                       Uniao de Bancos Brasileiros S.A.
                        (Unibanco) (GDR)
                       United Technologies Corporation
================================================================================
 PORTFOLIO
================================================================================
Additions              Ethan Allen Interiors, Inc.
                       Gap Inc.

                       Guidant Corporation

                       Morgan Stanley, Dean Witter, Discover and Co. SGS-Thomson Microelectronics N.V.
                        (NY Registered Shares)

                       Sprint Corporation
                       Unilever N.V. (NY Registered Shares)
================================================================================
Deletions              Oracle Corp.
================================================================================
                     * Added and deleted in the same quarter.

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998

STATEMENTS OF ASSETS AND LIABILITIES

                                                           Fundamental      Global         Growth        Quality       US Government
                                                              Value      Opportunity    Opportunity        Bond          Securities
  As of January 31, 1998                                    Portfolio     Portfolio       Portfolio     Portfolio        Portfolio
====================================================================================================================================
Assets:
  Investments, at value* (Note 1a) ...................   $ 77,471,709   $ 57,315,018    $ 43,003,621   $ 10,459,045    $ 12,004,279
  Foreign cash (Note 1c) .............................           --           71,374            --             --              --
  Cash ...............................................            290         14,807             157           --            74,620
  Receivables:
    Securities sold ..................................        180,913      2,574,040          31,640        320,807            --
    Capital shares sold ..............................        322,019        203,696         450,206         42,150          15,829
    Interest .........................................           --          455,210            --          168,522          97,740
    Dividends ........................................         76,190         36,588          26,186           --              --
    Investment adviser (Note 2) ......................           --             --              --           60,597          43,756
    Principal paydowns ...............................           --             --              --             --             8,119
    Forward foreign exchange contracts (Note 1b) .....           --            2,074            --             --              --
    Loaned securities (Note 6) .......................           --             --              --             --               330
  Deferred organization expenses (Note 1f) ...........         14,827         34,594          48,382          8,486          18,549
  Prepaid registration fees and other assets (Note 1f)         59,799         32,686           9,477         35,284          35,235
                                                         ------------   ------------    ------------   ------------    ------------
  Total assets .......................................     78,125,747     60,740,087      43,569,669     11,094,891      12,298,457
                                                         ------------   ------------    ------------   ------------    ------------
====================================================================================================================================
Liabilities:
  Unrealized depreciation on forward foreign exchange
  contracts (Note 1b) ................................           --           16,522            --             --              --
  Payables:
    Securities purchased .............................      1,136,408        369,759       2,746,120        299,732            --
    Capital shares redeemed ..........................        103,788        140,751          33,952          3,808           6,964
    Distributor (Note 2) .............................         57,408         46,545          30,041          5,802           5,492
    Investment adviser (Note 2) ......................         39,554         36,437          20,241           --              --
    Dividends to shareholders (Note 1g) ..............           --             --              --           17,206          18,258
  Accrued expenses and other liabilities .............        188,755        176,468         109,598         36,136          35,964
                                                         ------------   ------------    ------------   ------------    ------------
  Total liabilities ..................................      1,525,913        786,482       2,939,952        362,684          66,678
                                                         ------------   ------------    ------------   ------------    ------------
====================================================================================================================================
Net Assets:
  Net assets .........................................   $ 76,599,834   $ 59,953,605    $ 40,629,717   $ 10,732,207    $ 12,231,779
                                                         ============   ============    ============   ============    ============
====================================================================================================================================
Net Assets Consist of:
  Class A Common Stock, $0.10 par value+ .............   $      2,266   $      1,469    $      1,540   $     12,019    $     30,852
  Class B Common Stock, $0.10 par value++ ............        349,574        359,918         194,023         60,399          63,248
  Class C Common Stock, $0.10 par value+++ ...........        166,538        141,361          98,477         27,892          19,631
  Class D Common Stock, $0.10 par value++++ ..........         38,108         27,658          12,015          6,040           3,008
  Paid-in capital in excess of par ...................     66,408,833     57,507,375      36,136,012     10,473,503      11,808,202
  Accumulated distributions in excess of investment
  income--net (Note 1g) ..............................             --        (87,348)             --             --              --
  Undistributed (accumulated) realized capital gains
  (losses) on  investments and foreign currency
  transactions--net ..................................      1,456,820             --         132,670        (19,779)         26,262
  Accumulated distributions in excess of realized
  capital gains on investments--net (Note 1g) ........             --     (1,087,401)             --           (631)           --
  Unrealized appreciation on investments and foreign
  currency transactions--net .........................      8,177,695      3,090,573       4,054,980        172,764         280,576
                                                         ------------   ------------    ------------   ------------    ------------

                                       58



  Net assets .........................................   $ 76,599,834   $ 59,953,605    $ 40,629,717   $ 10,732,207    $ 12,231,779
                                                         ============   ============    ============   ============    ============
====================================================================================================================================
Net Asset Value:
  Class A:
    Net assets .......................................   $    316,898   $    167,377    $    206,778   $  1,213,548    $  3,232,899
                                                         ============   ============    ============   ============    ============
    Shares outstanding ...............................         22,663         14,684          15,403        120,193         308,521
                                                         ============   ============    ============   ============    ============
    Net asset value and redemption price per share ...   $      13.98   $      11.40    $      13.42   $      10.10    $      10.48
                                                         ============   ============    ============   ============    ============
  Class B:
    Net assets .......................................   $ 48,073,360   $ 40,686,401    $ 25,751,922   $  6,094,815    $  6,627,031
                                                         ============   ============    ============   ============    ============
    Shares outstanding ...............................      3,495,740      3,599,183       1,940,232        603,984         632,482
                                                         ============   ============    ============   ============    ============
    Net asset value and redemption price per share ...   $      13.75   $      11.30    $      13.27   $      10.09    $      10.48
                                                         ============   ============    ============   ============    ============
  Class C:
    Net assets .......................................   $ 22,896,001   $ 15,950,676    $ 13,058,951   $  2,814,366    $  2,056,503
                                                         ============   ============    ============   ============    ============
    Shares outstanding ...............................      1,665,382      1,413,607         984,769        278,916         196,310
                                                         ============   ============    ============   ============    ============
    Net asset value and redemption price per share ...   $      13.75   $      11.28    $      13.26   $      10.09    $      10.48
                                                         ============   ============    ============   ============    ============
  Class D:
    Net assets .......................................   $  5,313,575   $  3,149,151    $  1,612,066   $    609,478    $    315,346
                                                         ============   ============    ============   ============    ============
    Shares outstanding ...............................        381,074        276,584         120,146         60,398          30,082
                                                         ============   ============    ============   ============    ============
    Net asset value and redemption price per share ...   $      13.94   $      11.39    $      13.42   $      10.09    $      10.48
                                                         ============   ============    ============   ============    ============
====================================================================================================================================
   *Identified cost ..................................   $ 69,294,014   $ 54,198,487    $ 38,948,641   $ 10,286,281    $ 11,723,703
                                                         ============   ============    ============   ============    ============
   +Authorized shares--Class A .......................      6,250,000      6,250,000       6,250,000      6,250,000      26,250,000
                                                         ============   ============    ============   ============    ============
  ++Authorized shares--Class B .......................     10,000,000     10,000,000       6,250,000      6,250,000      26,250,000
                                                         ============   ============    ============   ============    ============
 +++Authorized shares--Class C .......................      6,250,000      6,250,000       6,250,000      6,250,000       6,250,000
                                                         ============   ============    ============   ============    ============
++++Authorized shares--Class D .......................      6,250,000      6,250,000       6,250,000      6,250,000       6,250,000
                                                         ============   ============    ============   ============    ============
====================================================================================================================================

  See Notes to Financial Statements.

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998

STATEMENTS OF OPERATIONS

                                                        Fundamental        Global         Growth         Quality       US Government
                                                           Value        Opportunity     Opportunity        Bond           Securities
  For the Year Ended January 31, 1998                    Portfolio       Portfolio       Portfolio       Portfolio        Portfolio
====================================================================================================================================
Investment Income (Notes 1d & 1e):
  Interest and discount earned* ....................   $    513,314    $  1,016,127    $    159,735    $    670,566    $    745,446
  Dividends** ......................................        885,940         704,891         227,289              --              --
  Loaned securities ................................             --              --              --             543             330
                                                       ------------    ------------    ------------    ------------    ------------
  Total income .....................................      1,399,254       1,721,018         387,024         671,109         745,776
                                                       ------------    ------------    ------------    ------------    ------------
====================================================================================================================================
Expenses:
  Investment advisory fees (Note 2) ................        428,666         411,965         176,230          48,576          55,861
  Account maintenance & distribution fees--Class B
  (Note 2) .........................................        418,499         376,364         173,921          38,753          37,168
  Transfer agent fees--Class B (Note 2) ............        213,483         211,869         120,719          30,554          15,935
  Account maintenance and distribution fees--Class C
  (Note 2) .........................................        191,071         141,790          83,838          18,138          15,066
  Registration fees (Note 1f) ......................         98,422          68,356          60,337          91,379          61,210
  Transfer agent fees--Class C (Note 2) ............        103,084          85,565          62,028          14,134           6,607
  Accounting services (Note 2) .....................         84,704          86,374          50,019          18,186          16,831
  Printing and shareholder reports .................         88,408          61,400          31,170          14,976          14,331
  Professional fees ................................         52,990          43,529          21,447          12,617          13,423
  Custodian fees ...................................         20,593          52,558          16,079          11,392          16,578
  Amortization of organization expenses (Note 1f) ..          7,413          17,297          16,128           4,249           9,300
  Transfer agent fees--Class D (Note 2) ............         20,096          13,930           7,029           2,466             782
  Directors' fees and expenses .....................         10,117           8,267           3,199           1,778           2,045
  Account maintenance fees--Class D (Note 2) .......         11,827           7,402           3,025           1,299             792
  Transfer agent fees--Class A (Note 2) ............          1,105             717             738           8,265           9,717
  Pricing fees (Note 2) ............................          1,071           6,090             175           3,910           1,350
  Other ............................................          6,253           9,970           4,063           3,720           3,176
                                                       ------------    ------------    ------------    ------------    ------------
  Total expenses before reimbursement ..............      1,757,802       1,603,443         830,145         324,392         280,172
  Reimbursement of expenses (Note 2) ...............             --              --              --        (266,202)       (227,146)
                                                       ------------    ------------    ------------    ------------    ------------
  Total expenses after reimbursement ...............      1,757,802       1,603,443         830,145          58,190          53,026
                                                       ------------    ------------    ------------    ------------    ------------
  Investment income (loss)--net ....................       (358,548)        117,575        (443,121)        612,919         692,750
                                                       ------------    ------------    ------------    ------------    ------------
====================================================================================================================================
Realized and Unrealized Gain (Loss) on Investments & Foreign Currency
  Transactions -- Net (Notes 1b, 1c, 1e & 3): Realized gain from:
    Investments--net ...............................      7,145,873       3,811,956       2,875,420          34,086         100,678
    Foreign currency transactions--net .............             --         374,612              --              --              --
  Change in unrealized appreciation/depreciation on:
    Investments--net ...............................      2,970,461        (855,192)      2,511,620         267,178         269,148
    Foreign currency transactions--net .............             --        (671,211)             --              --              --
                                                       ------------    ------------    ------------    ------------    ------------
  Net realized and unrealized gain on investments
  and foreign currency transactions ................     10,116,334       2,660,165       5,387,040         301,264         369,826
                                                       ------------    ------------    ------------    ------------    ------------
  Net Increase in Net Assets Resulting from
    Operations .....................................   $  9,757,786    $  2,777,740    $  4,943,919    $    914,183    $  1,062,576
                                                       ============    ============    ============    ============    ============
====================================================================================================================================
 *Net of foreign withholding tax on interest .......             --    $        212              --              --              --
                                                       ============    ============    ============    ============    ============
**Net of foreign withholding tax on dividends ......   $      6,963    $     64,442    $      1,595              --              --
                                                       ============    ============    ============    ============    ============
====================================================================================================================================

  See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS





                                                                                 Fundamental                 Global Opportunity
                                                                                Value Portfolio                   Portfolio
                                                                        ----------------------------   -----------------------------
                                                                              For the Year Ended              For the Year Ended
                                                                                  January 31,                     January 31,
                                                                        ----------------------------   -----------------------------
Increase (Decrease) in Net Assets:                                           1998            1997           1998              1997
====================================================================================================================================
Operations:
Investment income (loss)--net ......................................   $   (358,548)   $   (478,635)   $    117,575    $   (112,394)
Realized gain on investments and foreign currency transactions--net       7,145,873       6,235,956       4,186,568       1,453,296
Change in unrealized appreciation/depreciation on investments and
foreign currency transactions--net .................................      2,970,461       2,839,304      (1,526,403)      2,910,695
                                                                       ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations ...............      9,757,786       8,596,625       2,777,740       4,251,597
                                                                       ------------    ------------    ------------    ------------
====================================================================================================================================
Dividends & Distributions to Shareholders (Note 1g):
Investment income--net:
  Class A ..........................................................             --              --            (611)             --
  Class B ..........................................................             --              --         (76,651)             --
  Class C ..........................................................             --              --         (30,314)             --
  Class D ..........................................................             --              --          (9,999)             --
In excess of investment income--net:
  Class A ..........................................................             --              --          (2,673)         (1,274)
  Class B ..........................................................             --              --        (335,476)        (65,176)
  Class C ..........................................................             --              --        (132,675)        (25,328)
  Class D ..........................................................             --              --         (43,763)        (21,506)
Realized gain on investments--net:
  Class A ..........................................................        (35,250)        (11,190)        (12,818)         (1,213)
  Class B ..........................................................     (5,200,268)     (1,597,213)     (3,181,736)       (298,844)
  Class C ..........................................................     (2,463,175)       (693,946)     (1,245,621)       (104,853)
  Class D ..........................................................       (604,991)       (215,995)       (238,373)        (25,165)
In excess of realized gain on investments--net:
  Class A ..........................................................             --              --          (1,779)             --
  Class B ..........................................................             --              --        (441,592)             --
  Class C ..........................................................             --              --        (172,879)             --
  Class D ..........................................................             --              --         (33,084)             --
                                                                       ------------    ------------    ------------    ------------
Net decrease in net assets resulting from dividends and
distributions to shareholders ......................................     (8,303,684)     (2,518,344)     (5,960,044)       (543,359)
                                                                       ------------    ------------    ------------    ------------
====================================================================================================================================
Capital Share Transactions (Note 4):
Net increase in net assets derived from capital share transactions .     20,907,035      16,589,653      19,283,250      14,719,748
                                                                       ------------    ------------    ------------    ------------
====================================================================================================================================
Net assets:
Total increase in net assets .......................................     22,361,137      22,667,934      16,100,946      18,427,986
Beginning of year ..................................................     54,238,697      31,570,763      43,852,659      25,424,673
                                                                       ------------    ------------    ------------    ------------
End of year ........................................................   $ 76,599,834    $ 54,238,697    $ 59,953,605    $ 43,852,659
                                                                       ============    ============    ============    ============
====================================================================================================================================

See Notes to Financial Statements.

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

                                                                                                      Growth Opportunity Portfolio
                                                                                                 -----------------------------------
                                                                                                                          For the
                                                                                                    For the           Period Feb. 2,
                                                                                                   Year Ended             1996+ to
Increase (Decrease) in Net Assets:                                                               Jan. 31, 1998         Jan. 31, 1997
====================================================================================================================================
Operations:
Investment loss--net ...................................................................         $   (443,121)         $   (154,034)
Realized gain on investments--net ......................................................            2,875,420               378,775
Change in unrealized appreciation on investments--net ..................................            2,511,620             1,543,360
                                                                                                 ------------          ------------
Net increase in net assets resulting from operations ...................................            4,943,919             1,768,101
                                                                                                 ------------          ------------
====================================================================================================================================
Distributions to Shareholders (Note 1g):
Realized gain on investments--net:
  Class A ..............................................................................              (13,310)                   --
  Class B ..............................................................................           (1,603,433)                   --
  Class C ..............................................................................             (796,299)                   --
  Class D ..............................................................................             (111,328)                   --
                                                                                                 ------------          ------------
Net decrease in net assets resulting from distributions to shareholders ................           (2,524,370)                   --
                                                                                                 ------------          ------------
====================================================================================================================================
Capital Share Transactions (Note 4):
Net increase in net assets derived from capital share transactions .....................           22,868,370            13,569,697
                                                                                                 ------------          ------------
====================================================================================================================================
Net Assets:
Total increase in net assets ...........................................................           25,287,919            15,337,798
Beginning of period ....................................................................           15,341,798                 4,000
                                                                                                 ------------          ------------
End of period ..........................................................................         $ 40,629,717          $ 15,341,798
                                                                                                 ============          ============
====================================================================================================================================

                                                                                Quality Bond              US Government Securities
                                                                                  Portfolio                       Portfolio
                                                                       ----------------------------    -----------------------------
                                                                                 For the Year                    For the Year
                                                                               Ended January 31,               Ended January 31,
                                                                       ----------------------------    -----------------------------
Increase (Decrease) in Net Assets:                                          1998            1997            1998            1997
====================================================================================================================================
Operations:
Investment income--net .............................................   $    612,919    $    506,519    $    692,750    $    661,707
Realized gain (loss) on investments--net ...........................         34,086         (51,285)        100,678             243
Change in unrealized appreciation/depreciation on investments--net .        267,178        (231,164)        269,148        (194,411)
                                                                       ------------    ------------    ------------    ------------
Net increase in net assets resulting from operations ...............        914,183         224,070       1,062,576         467,539
                                                                       ------------    ------------    ------------    ------------
====================================================================================================================================
Dividends & Distributions to Shareholders (Note 1g):
Investment income--net:
  Class A ..........................................................       (123,527)       (150,009)       (266,916)       (329,353)
  Class B ..........................................................       (317,057)       (238,507)       (294,485)       (222,614)
  Class C ..........................................................       (137,274)        (96,264)       (110,661)        (85,215)
  Class D ..........................................................        (35,061)        (21,739)        (20,688)        (16,900)
Realized gain on investments--net:
  Class A ..........................................................             --              --         (23,691)        (32,773)
  Class B ..........................................................             --              --         (37,250)        (29,573)
  Class C ..........................................................             --              --         (13,982)        (12,740)
  Class D ..........................................................             --              --          (2,134)         (2,220)
In excess of realized gain on investments--net:
  Class A ..........................................................             --          (8,426)             --              --


                                       62



  Class B ..........................................................             --         (17,644)             --              --
  Class C ..........................................................             --          (7,230)             --              --
  Class D ..........................................................             --          (1,417)             --              --
                                                                       ------------    ------------    ------------    ------------
Net decrease in net assets resulting from dividends and
distributions to shareholders ......................................       (612,919)       (541,236)       (769,807)       (731,388)
                                                                       ------------    ------------    ------------    ------------
====================================================================================================================================
Capital Share Transactions (Note 4):
Net increase in net assets derived from capital share transactions .      1,015,801       3,143,735         868,656       1,556,845
                                                                       ------------    ------------    ------------    ------------
====================================================================================================================================
Net Assets:
Total increase in net assets .......................................      1,317,065       2,826,569       1,161,425       1,292,996
Beginning of year ..................................................      9,415,142       6,588,573      11,070,354       9,777,358
                                                                       ------------    ------------    ------------    ------------
End of year ........................................................   $ 10,732,207    $  9,415,142    $ 12,231,779    $ 11,070,354
                                                                       ============    ============    ============    ============
====================================================================================================================================

+ Commencement of operations.

  See Notes to Financial Statements.

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998

FINANCIAL HIGHLIGHTS

                                                                                        Fundamental Value Portfolio++
                                                                     -------------------------------------------------------------
                                                                                Class A                         Class B
                                                                     ------------------------------  -----------------------------
                  The following per share data and ratios have been        For the Year Ended             For the Year Ended
                  derived from information provided in the financial           January 31,                     January 31,
                  statements.                                        ------------------------------  -----------------------------
                  Increase (Decrease) in Net Asset Value:              1998       1997      1996+       1998      1997      1996+
----------------------------------------------------------------------------------------------------------------------------------
Per Share         Net asset value, beginning of year .............   $ 13.58    $ 11.67    $10.00     $ 13.39   $ 11.55   $ 10.00
Operating                                                            -------    -------    ------     -------   -------   -------
Performance:      Investment income (loss)--net ..................       .07       (.01)      .25        (.09)     (.15)     (.07)
                  Realized and unrealized gain on investments--net      2.22       2.70      1.76        2.19      2.65      1.96
                                                                     -------    -------    ------     -------   -------   -------
                  Total from investment operations ...............      2.29       2.69      2.01        2.10      2.50      1.89
                                                                     -------    -------    ------     -------   -------   -------
                  Less distributions:
                    Realized gain on investments--net ............     (1.89)      (.78)     (.20)      (1.74)     (.66)     (.20)
                    In excess of realized gain on investments--net        --         --      (.11)         --        --      (.11)
                    Return of capital--net .......................        --         --      (.03)         --        --      (.03)
                                                                     -------    -------    ------     -------   -------   -------
                  Total distributions ............................     (1.89)      (.78)     (.34)      (1.74)     (.66)     (.34)
                  Net asset value, end of year ...................   $ 13.98    $ 13.58    $11.67     $ 13.75   $ 13.39   $ 11.55
                                                                     =======    =======    ======     =======   =======   =======
----------------------------------------------------------------------------------------------------------------------------------
Total Investment  Based on net asset value per share .............     17.12%     23.20%    20.10%*+    15.91%    21.79%    18.89%*+
Return:*                                                             =======    =======    ======     =======   =======   =======
----------------------------------------------------------------------------------------------------------------------------------
Ratio to          Expenses, net of reimbursement .................      1.63%      2.03%     1.54%       2.72%     3.11%     3.29%
Average Net                                                          =======    =======    ======     =======   =======   =======
Assets:           Expenses .......................................      1.63%      2.03%     2.00%       2.72%     3.11%     3.39%
                                                                     =======    =======    ======     =======   =======   =======
                  Investment income (loss)--net ..................       .48%      (.07%)    1.99%       (.60%)   (1.15%)    (.61%)
                                                                     =======    =======    ======     =======   =======   =======
----------------------------------------------------------------------------------------------------------------------------------
Supplemental      Net assets, end of year (in thousands) .........   $   317    $   209    $  121     $48,073   $34,828   $20,989
Data:                                                                =======    =======    ======     =======   =======   =======
                  Portfolio turnover .............................     68.75%     80.60%    51.37%      68.75%    80.60%    51.37%
                                                                     =======    =======    ======     =======   =======   =======
                  Average commission rate paid++++ ...............   $ .0572    $ .0539        --     $ .0572   $ .0539        --
                                                                     =======    =======    ======     =======   =======   =======
----------------------------------------------------------------------------------------------------------------------------------

                                                                                        Fundamental Value Portfolio++
                                                                     -------------------------------------------------------------
                                                                                Class C                         Class D
                                                                     ------------------------------  -----------------------------
                  The following per share data and ratios have been        For the Year Ended             For the Year Ended
                  derived from information provided in the financial           January 31,                     January 31,
                  statements.                                        ------------------------------  -----------------------------
                  Increase (Decrease) in Net Asset Value:              1998       1997      1996+       1998      1997      1996+
----------------------------------------------------------------------------------------------------------------------------------
Per Share         Net asset value, beginning of year .............   $ 13.39    $ 11.55    $10.00     $ 13.54   $ 11.65   $ 10.00
Operating                                                            -------    -------    ------     -------   -------   -------
Performance:      Investment income (loss)--net ..................      (.09)      (.15)     (.09)        .03      (.04)      .03
                  Realized and unrealized gain on investments--net      2.19       2.66      1.98        2.22      2.68      1.96
                                                                     -------    -------    ------     -------   -------   -------
                  Total from investment operations ...............      2.10       2.51      1.89        2.25      2.64      1.99
                                                                     -------    -------    ------     -------   -------   -------
                  Less distributions:
                    Realized gain on investments--net ............     (1.74)      (.67)     (.20)      (1.85)     (.75)     (.20)
                    In excess of realized gain on investments--net        --         --      (.11)         --        --      (.11)
                    Return of capital--net .......................        --         --      (.03)         --        --      (.03)
                                                                     -------    -------    ------     -------   -------   -------


                                       64



                  Total distributions ............................     (1.74)      (.67)     (.34)      (1.85)     (.75)     (.34)
                                                                      -------    -------    ------     -------   -------   -------
                  Net asset value, end of year ...................   $ 13.75    $ 13.39    $11.55     $ 13.94   $ 13.54   $ 11.65
                                                                     =======    =======    ======     =======   =======   =======
----------------------------------------------------------------------------------------------------------------------------------
Total Investment  Based on net asset value per share .............     15.93%     21.82%    18.89%*+    16.89%    22.82%    19.90%*+
Return:*                                                             =======    =======    ======     =======   =======   =======

----------------------------------------------------------------------------------------------------------------------------------
Ratio to          Expenses, net of reimbursement .................      2.75%      3.15%     3.38%       1.89%     2.27%     2.45%
Average Net                                                          =======    =======    ======     =======   =======   =======
Assets:           Expenses .......................................      2.75%      3.15%     3.46%       1.89%     2.27%     2.56%
                                                                     =======    =======    ======     =======   =======   =======
                  Investment income (loss)--net ..................      (.63%)    (1.19%)    (.75%)       .23%     (.31%)     .24%
                                                                     =======    =======    ======     =======   =======   =======
----------------------------------------------------------------------------------------------------------------------------------
Supplemental      Net assets, end of year (in thousands) .........   $22,896    $15,022    $7,990     $ 5,314   $ 4,180   $ 2,471
Data:                                                                =======    =======    ======     =======   =======   =======
                  Portfolio turnover .............................     68.75%     80.60%    51.37%      68.75%    80.60%    51.37%
                                                                     =======    =======    ======     =======   =======   =======
                  Average commission rate paid++++ ...............   $ .0572    $ .0539        --     $ .0572   $ .0539        --
                                                                     =======    =======    ======     =======   =======   =======
----------------------------------------------------------------------------------------------------------------------------------

            *     Total investment returns exclude the effects of sales loads.
            +     The Program commenced operations on February 1, 1995.
            ++    Based on average shares outstanding.
            *+    Aggregate total investment return.
            ++++  For fiscal years beginning on or after September 1, 1995, the
                  Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The
                  "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                  See Notes to Financial Statements.

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998

                                                                                         Global Opportunity Portfolio++
                                                                            ------------------------------------------------------
                                                                                      Class A                     Class B
                                                                            --------------------------  --------------------------
                                                                                 For the Year Ended         For the Year Ended
                   The following per share data and ratios have been derived         January 31,                 January 31,
                   from information provided in the financial statements.   --------------------------  --------------------------
                   Increase (Decrease) in Net Asset Value:                    1998     1997    1996+      1998     1997    1996+
----------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of year ....................  $ 11.93  $ 10.82   $10.00   $ 11.86  $ 10.76  $ 10.00
Operating                                                                   -------  -------   ------   -------  -------  -------
Performance:       Investment income (loss)--net .........................      .16      .15      .34       .02     (.04)     .13
                   Realized and unrealized gain on investments and foreign
                   currency transactions--net ............................      .69     1.21      .77       .68     1.29      .85
                                                                            -------  -------   ------   -------  -------  -------
                   Total from investment operations ......................      .85     1.36     1.11       .70     1.25      .98
                                                                            -------  -------   ------   -------  -------  -------
                   Less dividends and distributions:
                     Investment income--net ..............................     (.05)      --     (.20)     (.02)      --     (.15)
                     In excess of investment income on investments--net ..     (.20)    (.13)    (.06)     (.11)    (.03)    (.04)
                     Realized gain on investments--net ...................     (.99)    (.12)      --      (.99)    (.12)      --
                     In excess of realized gain on investments--net ......     (.14)      --     (.03)     (.14)      --     (.03)
                                                                            -------  -------   ------   -------  -------  -------
                   Total dividends and distributions .....................    (1.38)    (.25)    (.29)    (1.26)    (.15)    (.22)
                                                                            -------  -------   ------   -------  -------  -------
                   Net asset value, end of year ..........................  $ 11.40  $ 11.93   $10.82   $ 11.30  $ 11.86  $ 10.76
                                                                            =======  =======   ======   =======  =======  =======
----------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share ....................     7.27%   12.68%   11.15%*+   5.97%   11.67%    9.89%*+
Return:*                                                                    =======  =======   ======   =======  =======  =======
----------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses, net of reimbursement ........................     1.87%    2.47%    2.01%     2.96%    3.76%    3.50%
Average Net                                                                 =======  =======   ======   =======  =======  =======
Assets:            Expenses ..............................................     1.87%    2.90%    2.32%     2.96%    4.01%    3.61%
                                                                            =======  =======   ======   =======  =======  =======
                   Investment income (loss)--net .........................     1.28%    1.83%    2.92%      .18%    (.39%)   1.20%
                                                                            =======  =======   ======   =======  =======  =======
----------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of year (in thousands) ................  $   167  $   129   $3,025   $40,687  $30,469  $16,117
Data:                                                                       =======  =======   ======   =======  =======  =======
                   Portfolio turnover ....................................    99.11%  125.68%   83.14%    99.11%  125.68%   83.14%
                                                                            =======  =======   ======   =======  =======  =======
                   Average commission rate paid++++ ......................  $ .0178  $ .0170       --   $ .0178  $ .0170       --
                                                                            =======  =======   ======   =======  =======  =======
----------------------------------------------------------------------------------------------------------------------------------

                                                                                         Global Opportunity Portfolio++
                                                                            ------------------------------------------------------
                                                                                      Class C                     Class D
                                                                            --------------------------  --------------------------
                                                                                 For the Year Ended         For the Year Ended
                   The following per share data and ratios have been derived         January 31,                 January 31,
                   from information provided in the financial statements.   --------------------------  --------------------------
                   Increase (Decrease) in Net Asset Value:                    1998     1997    1996+      1998     1997    1996+
----------------------------------------------------------------------------------------------------------------------------------
Per Share          Net asset value, beginning of year ....................  $ 11.84  $ 10.75   $10.00    $11.92  $ 10.80   $10.00
Operating                                                                   -------  -------   ------    ------  -------   ------
Performance:       Investment income (loss)--net .........................      .02     (.05)     .12       .13      .05      .22
                   Realized and unrealized gain on investments and foreign
                   currency transactions--net ............................      .68     1.29      .85       .70     1.29      .85
                                                                            -------  -------   ------    ------  -------   ------
                   Total from investment operations ......................      .70     1.24      .97       .83     1.34     1.07
                                                                            -------  -------   ------    ------  -------   ------
                   Less dividends and distributions:
                     Investment income--net ..............................     (.02)      --     (.15)     (.04)      --     (.18)

                                       66



                     In excess of investment income on investments--net ..     (.11)    (.03)    (.04)     (.19)    (.10)    (.06)
                     Realized gain on investments--net ...................     (.99)    (.12)      --      (.99)    (.12)      --
                     In excess of realized gain on investments--net ......     (.14)      --     (.03)     (.14)      --     (.03)
                                                                            -------  -------   ------    ------  -------   ------
                   Total dividends and distributions .....................    (1.26)    (.15)    (.22)    (1.36)    (.22)    (.27)
                                                                            -------  -------   ------    ------  -------   ------
                   Net asset value, end of year ..........................  $ 11.28  $ 11.84   $10.75    $11.39  $ 11.92   $10.80
                                                                            =======  =======   ======    ======  =======   ======
----------------------------------------------------------------------------------------------------------------------------------
Total Investment   Based on net asset value per share ....................     5.99%   11.61%    9.81%*+   7.02%   12.56%   10.80%*+
Return:*                                                                    =======  =======   ======    ======  =======   ======
----------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses, net of reimbursement ........................     3.00%    3.81%    3.58%     2.12%    2.91%    2.67%
Average Net                                                                 =======  =======   ======    ======  =======   ======
Assets:            Expenses ..............................................     3.00%    4.06%    3.65%     2.12%    3.17%    2.77%
                                                                            =======  =======   ======    ======  =======   ======
                   Investment income (loss)--net .........................      .13%    (.46%)   1.07%     1.03%     .48%    2.00%
                                                                            =======  =======   ======    ======  =======   ======
----------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of year (in thousands) ................  $15,951  $10,659   $4,770    $3,149  $ 2,596   $1,513
Data:                                                                       =======  =======   ======    ======  =======   ======
                   Portfolio turnover ....................................    99.11%  125.68%   83.14%    99.11%  125.68%   83.14%
                                                                            =======  =======   ======    ======  =======   ======
                   Average commission rate paid++++ ......................  $ .0178  $ .0170       --    $.0178  $ .0170       --
                                                                            =======  =======   ======    ======  =======   ======
----------------------------------------------------------------------------------------------------------------------------------

             *     Total investment returns exclude the effects of sales loads.
             +     The Program commenced operations on February 1, 1995.
             ++    Based on average shares outstanding.
             *+    Aggregate total investment return.
             ++++  For fiscal years beginning on or after September 1, 1995, the
                   Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The
                   "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                   See Notes to Financial Statements.

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998

FINANCIAL HIGHLIGHTS (continued)

                                                                                    Growth Opportunity Portfolio++
                                                                              -------------------------------------------
                                                                                    Class A                 Class B
                                                                              --------------------   --------------------
                                                                                          For the                For the
                                                                               For the    Period     For the     Period
                                                                                Year      Feb. 2,      Year      Feb. 2,
                   The following per share data and ratios have been derived   Ended    1996+++ to    Ended    1996+++ to
                   from information provided in the financial statements.     Jan. 31,   Jan. 31,    Jan. 31,   Jan. 31,
                   Increase (Decrease) in Net Asset Value:                      1998       1997        1998       1997
=======================================================================================================================
Per Share          Net asset value, beginning of period ....................  $ 11.79    $ 10.00     $ 11.68    $ 10.00
Operating                                                                     -------    -------     -------    -------
Performance:       Investment income (loss)--net ...........................     (.07)       .03        (.22)      (.21)
                   Realized and unrealized gain on investments--net ........     2.83       1.76        2.80       1.89
                                                                              -------    -------     -------    -------
                   Total from investment operations ........................     2.76       1.79        2.58       1.68
                                                                              -------    -------     -------    -------
                   Less distributions from realized gain on investments--net    (1.13)        --        (.99)        --
                                                                              -------    -------     -------    -------
                   Net asset value, end of period ..........................  $ 13.42    $ 11.79     $ 13.27    $ 11.68
                                                                              =======    =======     =======    =======
=======================================================================================================================
Total Investment   Based on net asset value per share ......................    23.52%     17.90%*+    22.16%     16.80%*+
Return:**                                                                     =======    =======     =======    =======
=======================================================================================================================
Ratios to Average  Expenses, net of reimbursement ..........................     1.98%      2.44%*      3.09%      3.84%*
Net Assets:                                                                   =======    =======     =======    =======
                   Expenses ................................................     1.98%      3.08%*      3.09%      4.00%*
                                                                              =======    =======     =======    =======
                   Investment income (loss)--net ...........................     (.55%)      .23%*     (1.66%)    (1.93%)*
                                                                              =======    =======     =======    =======
=======================================================================================================================
Supplemental       Net assets, end of period (in thousands) ................  $   207    $    58     $25,752    $ 9,816
Data:                                                                         =======    =======     =======    =======
                   Portfolio turnover ......................................    60.24%     51.63%      60.24%     51.63%
                                                                              =======    =======     =======    =======
                   Average commission rate paid++++ ........................  $ .0631    $ .0626     $ .0631    $ .0626
                                                                              =======    =======     =======    =======
=======================================================================================================================

                                                                                    Growth Opportunity Portfolio++
                                                                              -------------------------------------------
                                                                                    Class C                 Class D
                                                                              --------------------   --------------------
                                                                                          For the                For the
                                                                               For the    Period     For the     Period
                                                                                Year      Feb. 2,      Year      Feb. 2,
                   The following per share data and ratios have been derived   Ended    1996+++ to    Ended    1996+++ to
                   from information provided in the financial statements.     Jan. 31,   Jan. 31,    Jan. 31,   Jan. 31,
                   Increase (Decrease) in Net Asset Value:                      1998       1997        1998       1997
=========================================================================================================================
Per Share          Net asset value, beginning of period ....................  $ 11.67    $ 10.00      $ 11.78    $ 10.00
Operating                                                                     -------    -------      -------    -------
Performance:       Investment income (loss)--net ...........................     (.23)      (.22)        (.11)      (.11)
                   Realized and unrealized gain on investments--net ........     2.81       1.89         2.84       1.89
                                                                              -------    -------      -------    -------
                   Total from investment operations ........................     2.58       1.67         2.73       1.78
                                                                              -------    -------      -------    -------
                   Less distributions from realized gain on investments--net     (.99)        --        (1.09)        --
                   Net asset value, end of period ..........................  $ 13.26    $ 11.67      $ 13.42    $ 11.78
                                                                              =======    =======      =======    =======
=========================================================================================================================
Total Investment   Based on net asset value per share ......................    22.17%     16.70%*+     23.30%     17.80%*+
Return:**                                                                     =======    =======      =======    =======
=========================================================================================================================
Ratios to Average  Expenses, net of reimbursement ..........................     3.14%      3.88%*       2.23%      2.94%*



Net Assets:                                                                   =======    =======      =======    =======
                   Expenses ................................................     3.14%      4.05%*       2.23%      3.13%*
                                                                              =======    =======      =======    =======
                   Investment income (loss)--net ...........................    (1.71%)    (1.98%)*      (.80%)    (1.00%)*
                                                                              =======    =======      =======    =======
=========================================================================================================================
Supplemental       Net assets, end of period (in thousands) ................  $13,059    $ 4,649      $ 1,612    $   819
Data:                                                                         =======    =======      =======    =======
                   Portfolio turnover ......................................    60.24%     51.63%       60.24%     51.63%
                                                                              =======    =======      =======    =======
                   Average commission rate paid++++ ........................  $ .0631    $ .0626      $ .0631    $ .0626
                                                                              =======    =======      =======    =======
=========================================================================================================================

                                                                                            Quality Bond Portfolio
                                                                           ------------------------------------------------------
                                                                                     Class A                     Class B
                                                                           --------------------------    ------------------------
                                                                                   For the Year                 For the Year
                  The following per share data and ratios have been derived      Ended January 31,            Ended January 31,
                  from information provided in the financial statements.   --------------------------    ------------------------
                  Increase (Decrease) in Net Asset Value:                    1998     1997      1996+      1998    1997     1996+
=================================================================================================================================
Per Share         Net asset value, beginning of year ....................  $  9.79   $10.27   $ 10.00    $  9.79  $10.27  $ 10.00
Operating                                                                  -------   ------   -------    -------  ------  -------
Performance:      Investment income--net ................................      .69      .68       .62        .60     .59      .54
                  Realized and unrealized gain (loss) on investments--net      .31     (.44)      .27        .30    (.44)     .27
                                                                           -------   ------   -------    -------  ------  -------
                  Total from investment operations ......................     1.00      .24       .89        .90     .15      .81
                                                                           -------   ------   -------    -------  ------  -------
                  Less dividends and distributions:
                    Investment income--net ..............................     (.69)    (.68)     (.62)      (.60)   (.59)    (.54)
                    Realized gain on investments--net ...................       --     (.04)       --         --    (.04)      --
                                                                           -------   ------   -------    -------  ------  -------
                  Total dividends and distributions .....................     (.69)    (.72)     (.62)      (.60)   (.63)    (.54)
                                                                           -------   ------   -------    -------  ------  -------
                  Net asset value, end of year ..........................  $ 10.10   $ 9.79   $ 10.27    $ 10.09  $ 9.79  $ 10.27
                                                                           =======   ======   =======    =======  ======  =======

                                       68



=================================================================================================================================
Total Investment  Based on net asset value per share ....................    10.59%    2.51%     9.26%*+    9.55%   1.62%    8.35%*+
Return:**                                                                  =======   ======   =======    =======  ======  =======
=================================================================================================================================
Ratios to         Expenses, net of reimbursement ........................      .00%     .00%      .00%       .75%    .78%     .79%
Average Net                                                                =======   ======   =======    =======  ======  =======
Assets:           Expenses ..............................................     2.62%    3.23%     2.60%      3.51%   4.08%    3.31%
                                                                           =======   ======   =======    =======  ======  =======
                  Investment income--net ................................     7.01%    6.85%     6.22%      6.14%   6.00%    5.52%
                                                                           =======   ======   =======    =======  ======  =======
=================================================================================================================================
Supplemental      Net assets, end of year (in thousands) ................  $ 1,214   $2,254   $ 2,196    $ 6,095  $4,824  $ 3,049
Data:                                                                      =======   ======   =======    =======  ======  =======
                  Portfolio turnover ....................................   114.61%   91.10%    86.68%    114.61%  91.10%   86.68%
                                                                           =======   ======   =======    =======  ======  =======
=================================================================================================================================

                                                                                            Quality Bond Portfolio
                                                                           ------------------------------------------------------
                                                                                     Class C                     Class D
                                                                           --------------------------    ------------------------
                                                                                   For the Year                 For the Year
                  The following per share data and ratios have been derived      Ended January 31,            Ended January 31,
                  from information provided in the financial statements.   --------------------------    ------------------------
                  Increase (Decrease) in Net Asset Value:                    1998     1997      1996+      1998    1997     1996+
=================================================================================================================================
Per Share         Net asset value, beginning of year ....................  $  9.79   $10.27   $ 10.00    $  9.79  $10.27  $ 10.00
Operating                                                                  -------   ------   -------    -------  ------  -------
Performance:      Investment income--net ................................      .60      .58       .53        .66     .65      .60
                  Realized and unrealized gain (loss) on investments--net      .30     (.44)      .27        .30    (.44)     .27
                                                                           -------   ------   -------    -------  ------  -------
                  Total from investment operations ......................      .90      .14       .80        .96     .21      .87
                                                                           -------   ------   -------    -------  ------  -------
                  Less dividends and distributions:
                    Investment income--net ..............................     (.60)    (.58)     (.53)      (.66)   (.65)    (.60)
                    Realized gain on investments--net ...................       --     (.04)       --         --    (.04)      --
                                                                            -------   ------   -------    -------  ------  -------
                  Total dividends and distributions .....................     (.60)    (.62)     (.53)      (.66)   (.69)    (.60)
                                                                            -------   ------   -------    -------  ------  -------
                  Net asset value, end of year ..........................  $ 10.09   $ 9.79   $ 10.27    $ 10.09  $ 9.79  $ 10.27
                                                                           =======   ======   =======    =======  ======  =======
=================================================================================================================================
Total Investment  Based on net asset value per share ....................     9.46%    1.55%     8.27%*+   10.21%   2.25%    8.99%*+
Return:**                                                                  =======   ======   =======    =======  ======  =======
=================================================================================================================================
Ratios to         Expenses, net of reimbursement ........................      .80%     .85%      .87%       .25%    .16%     .19%
Average Net                                                                =======   ======   =======    =======  ======  =======
Assets:           Expenses ..............................................     3.60%    4.15%     3.44%      2.90%   3.47%    2.70%
                                                                           =======   ======   =======    =======  ======  =======
                  Investment income--net ................................     6.05%    5.93%     5.46%      6.75%   6.62%    6.11%
                                                                           =======   ======   =======    =======  ======  =======
=================================================================================================================================
Supplemental      Net assets, end of year (in thousands) ................  $ 2,814   $1,885   $ 1,123    $   609  $  452  $   221
Data:                                                                      =======   ======   =======    =======  ======  =======
                  Portfolio turnover ....................................   114.61%   91.10%    86.68%    114.61%  91.10%   86.68%
                                                                           =======   ======   =======    =======  ======  =======
=================================================================================================================================

            *     Annualized.
            **    Total investment returns exclude the effects of sales loads.
            +     The Program commenced operations on February 1, 1995.
            ++    Based on average shares outstanding.
            +++   Commencement of operations.
            *+    Aggregate total investment return.
            ++++  For fiscal years beginning on or after September 1, 1995, the
                  Fund is required to disclose its average commission rate per share for purchases and sales of equity securities. The
                  "Average Commission Rate Paid" includes commissions paid in foreign currencies, which have been converted into US dollars using the prevailing exchange rate on the date of the transaction. Such conversions may significantly affect the rate shown.

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998

FINANCIAL HIGHLIGHTS (continued)

                                                                                      US Government Securities Portfolio
                                                                           ------------------------------------------------------
                                                                                     Class A                     Class B
                                                                           --------------------------    ------------------------
                                                                                   For the Year                 For the Year
                  The following per share data and ratios have been derived      Ended January 31,            Ended January 31,
                  from information provided in the financial statements.   --------------------------    ------------------------
                  Increase (Decrease) in Net Asset Value:                    1998     1997      1996+      1998    1997     1996+
=================================================================================================================================
Per Share         Net asset value, beginning of year ....................  $ 10.20   $10.48   $ 10.00    $ 10.20  $10.48  $ 10.00
Operating                                                                  -------   ------   -------    -------  ------  -------
Performance:      Investment income--net ................................      .69      .69       .76        .61     .60      .68
                  Realized and unrealized gain (loss) on investments--net      .35     (.21)      .74        .35    (.21)     .74
                                                                           -------   ------   -------    -------  ------  -------
                  Total from investment operations ......................     1.04      .48      1.50        .96     .39     1.42
                                                                           -------   ------   -------    -------  ------  -------
                  Less dividends and distributions:
                    Investment income--net ..............................     (.69)    (.69)     (.76)      (.61)   (.60)    (.68)
                    Realized gain on investments--net ...................     (.07)    (.07)     (.26)      (.07)   (.07)    (.26)
                                                                           -------   ------   -------    -------  ------  -------
                  Total dividends and distributions .....................     (.76)    (.76)    (1.02)      (.68)   (.67)    (.94)
                                                                           -------   ------   -------    -------  ------  -------
                  Net asset value, end of year ..........................  $ 10.48   $10.20   $ 10.48    $ 10.48  $10.20  $ 10.48
                                                                           =======   ======   =======    =======  ======  =======
=================================================================================================================================
Total Investment  Based on net asset value per share ....................    10.66%    4.76%    15.47%*+    9.76%   3.90%   14.53%*+
Return:*                                                                   =======   ======   =======    =======  ======  =======
=================================================================================================================================
Ratios to         Expenses, net of reimbursement ........................      .00%     .00%      .00%       .75%    .78%     .81%
Average Net                                                                =======   ======   =======    =======  ======  =======
Assets:           Expenses ..............................................     2.00%    2.92%     2.54%      2.82%   3.72%    3.35%
                                                                           =======   ======   =======    =======  ======  =======
                  Investment income--net ................................     6.80%    6.69%     7.30%      5.94%   5.85%    6.28%
                                                                           =======   ======   =======    =======  ======  =======
=================================================================================================================================
Supplemental      Net assets, end of year (in thousands) ................  $ 3,233   $4,486   $ 5,463    $ 6,627  $4,514  $ 3,043
Data:                                                                      =======   ======   =======    =======  ======  =======
                  Portfolio turnover ....................................   361.31%   27.32%   113.05%    361.31%  27.32%  113.05%
                                                                           =======   ======   =======    =======  ======  =======
=================================================================================================================================

                                                                                      US Government Securities Portfolio
                                                                           ------------------------------------------------------
                                                                                     Class C                     Class D
                                                                           --------------------------    ------------------------
                                                                                   For the Year                 For the Year
                  The following per share data and ratios have been derived      Ended January 31,            Ended January 31,
                  from information provided in the financial statements.   --------------------------    ------------------------
                  Increase (Decrease) in Net Asset Value:                    1998     1997      1996+      1998    1997     1996+
=================================================================================================================================
Per Share         Net asset value, beginning of year ....................  $ 10.19   $10.47   $ 10.00    $ 10.20  $10.48  $ 10.00
Operating                                                                  -------   ------   -------    -------  ------  -------
Performance:      Investment income--net ................................      .60      .59       .67        .67     .66      .74
                  Realized and unrealized gain (loss) on investments--net      .36     (.21)      .73        .35    (.21)     .74
                                                                           -------   ------   -------    -------  ------  -------
                  Total from investment operations ......................      .96      .38      1.40       1.02     .45     1.48
                                                                           -------   ------   -------    -------  ------  -------
                  Less dividends and distributions:
                    Investment income--net ..............................     (.60)    (.59)     (.67)      (.67)   (.66)    (.74)
                    Realized gain on investments--net ...................     (.07)    (.07)     (.26)      (.07)   (.07)    (.26)
                                                                           -------   ------   -------    -------  ------  -------
                  Total dividends and distributions .....................     (.67)    (.66)     (.93)      (.74)   (.73)   (1.00)
                                                                           -------   ------   -------    -------  ------  -------
                  Net asset value, end of year ..........................  $ 10.48   $10.19   $ 10.47    $ 10.48  $10.20  $ 10.48
                                                                           =======   ======   =======    =======  ======  =======

                                       70


=================================================================================================================================
Total Investment  Based on net asset value per share ....................     9.79%    3.83%    14.36%*+   10.38%   4.49%   15.13%*+
Return:*                                                                   =======   ======   =======    =======  ======  =======
=================================================================================================================================
Ratios to         Expenses, net of reimbursement ........................      .80%     .85%      .86%       .25%    .21%     .22%
Average Net                                                                =======   ======   =======    =======  ======  =======
Assets:           Expenses ..............................................     2.90%    3.78%     3.41%      2.25%   3.14%    2.77%
                                                                           =======   ======   =======    =======  ======  =======
                  Investment income--net ................................     5.88%    5.78%     6.21%      6.53%   6.42%    6.90%
                                                                           =======   ======   =======    =======  ======  =======
=================================================================================================================================
Supplemental      Net assets, end of year (in thousands) ................  $ 2,057   $1,757   $ 1,089    $   315  $  313  $   182
Data:                                                                      =======   ======   =======    =======  ======  =======
                  Portfolio turnover ....................................   361.31%   27.32%   113.05%    361.31%  27.32%  113.05%
                                                                           =======   ======   =======    =======  ======  =======
=================================================================================================================================

            *     Total investment returns exclude the effects of sales loads.
            +     The Program commenced operations on February 1, 1995.
            *+    Aggregate total investment return.

                  See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Merrill Lynch Asset Builder Program, Inc. (the "Program") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company consisting of five separate portfolios: Fundamental Value Portfolio, Global Opportunity Portfolio, Growth Opportunity Portfolio, Quality Bond Portfolio and US Government Securities Portfolio (the "Portfolios"), except for Growth Opportunity Portfolio which is classified as a non-diversified portfolio. The Program's Portfolios offer four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Program.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price in the over-the-counter market prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Directors of the Program.

(b) Derivative financial instruments--Each Portfolio may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt or currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Portfolios may purchase or sell futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolios

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998 deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Portfolios are authorized to purchase and write call and put options. When the Portfolios write an option, an amount equal to the premium received by the Portfolios is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolios enter into a closing transaction), the Portfolios realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--Fundamental Value, Global Opportunity and Growth Opportunity Portfolios are authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolios' records. However, the effect on operations is recorded from the date the Portfolios enter into such contracts. Premium or discount is amortized over the life of the contracts.

o Foreign currency options and futures--Fundamental Value, Global Opportunity and Growth Opportunity Portfolios may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Portfolios, sold by the Portfolios but not yet delivered, or committed or anticipated to be purchased by the Portfolios.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is each Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolios have determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Deferred organization expenses and prepaid registration fees--Deferred organization expenses are charged to expense on a straight-line basis over a five-year period. Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends from net investment income of Quality Bond and US Government Securities Portfolios are declared daily and paid monthly. Dividends from net investment income of Fundamental Value, Global


Opportunity and Growth Opportunity Portfolios are recorded on the ex-dividend dates. Distributions of capital gains for all Portfolios are recorded on the ex-dividend dates. Distributions in excess of investment income and realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

(h) Dollar rolls--The USA Government Securities Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

(i) Reclassification--Generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, current year's permanent book/tax differences of $837,183 in the Fundamental Value Portfolio have been reclassified between undistributed net realized capital gains and accumulated net investment loss, differences of $438,067 in the Global Opportunity Portfolio have been reclassified between accumulated distributions in excess of net realized capital gains and accumulated distributions in excess of net investment income and differences of $597,155 in the Growth Opportunity Portfolio have been reclassified between undistributed net realized capital gains and accumulated net investment loss. These reclassifications have no effect on net assets or net asset values per share.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Program has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Program has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor, Inc. ("MLFD" or "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLAM is responsible for the management of the Program's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Program. For such services, each Portfolio pays a monthly fee based on the average daily value of that Portfolio's net assets at the following annual rates; 0.65% for Fundamental Value and Growth Opportunity Portfolios, 0.50% for Quality Bond and US Government Securities Portfolios and 0.75% for Global Opportunity Portfolio.

For the year ended January 31, 1998, MLAM had voluntarily waived management fees and reimbursed each Portfolio for additional expenses as follows:

------------------------------------------------------------------
                                      Management        Additional
                                         Fee             Expenses
------------------------------------------------------------------
Quality Bond Portfolio                 $48,576           $217,626
US Government Securities Portfolio     $55,861           $171,285
------------------------------------------------------------------

Pursuant to the Distribution Plans adopted by the Program in accordance with Rule 12b-1 under the Investment Company Act of 1940, each Portfolio pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

----------------------------------------------------------------------
                                           Account Maintenance Fees
                                        ------------------------------
                                        Class B     Class C    Class D
----------------------------------------------------------------------
Fundamental Value Portfolio              0.25%       0.25%      0.25%
Global Opportunity Portfolio             0.25%       0.25%      0.25%
Growth Opportunity Portfolio             0.25%       0.25%      0.25%
Quality Bond Portfolio                   0.25%       0.25%      0.25%
US Government Securities Portfolio       0.25%       0.25%      0.25%
----------------------------------------------------------------------

----------------------------------------------------------------------
                                                 Distribution Fees
                                            --------------------------
                                            Class B            Class C
----------------------------------------------------------------------
Fundamental Value Portfolio                  0.75%              0.75%
Global Opportunity Portfolio                 0.75%              0.75%
Growth Opportunity Portfolio                 0.75%              0.75%
Quality Bond Portfolio                       0.50%              0.55%
US Government Securities Portfolio           0.50%              0.55%
----------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Program. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the year ended January 31, 1998, MLFD earned underwriting discounts and MLPF&S earned dealer concessions on sales of each Portfolio's Class A and Class D Shares as follows:

------------------------------------------------------------------
                                   MLFD               MLPF&S
                             ----------------    -----------------
                             Class A  Class D    Class A   Class D
------------------------------------------------------------------
Fundamental Value Portfolio    $18    $1,745      $350    $33,986
Global Opportunity Portfolio     6     1,226       119     25,695
Growth Opportunity Portfolio     1     1,165        24     23,000
Quality Bond Portfolio           1       172        12      2,520
US Government Securities
  Portfolio                     --        38        --        573
------------------------------------------------------------------

For the year ended January 31, 1998, MLPF&S received contingent deferred sales charges relating to transactions in Class B and Class C Shares as follows:

-------------------------------------------------------------------
                                    Class B Shares   Class C Shares
-------------------------------------------------------------------
Fundamental Value Portfolio           $102,624           $5,816
Global Opportunity Portfolio            91,081            4,532
Growth Opportunity Portfolio            32,416            3,019
Quality Bond Portfolio                  25,484              706
US Government Securities Portfolio      15,881              432
-------------------------------------------------------------------

In addition, MLPF&S received $1,230, $7,772, and $971 in commissions on the execution of portfolio security transactions for the Fundamental Value, Global Opportunity and Growth Opportunity Portfolios, respectively, for the year ended January 31, 1998.

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), a wholly-owned subsidiary of ML & Co., is the Program's transfer agent.

During the year ended January 31, 1998, Quality Bond and US Government Securities Portfolios paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $3,382 and $1,441, respectively, for security price quotations to compute the net asset value of the Portfolios.

Accounting services are provided to each Portfolio by MLAM at cost.

Certain officers and/or directors of the Program are officers and/or directors of MLAM, PSI, MLFD, MLFDS, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended January 31, 1998 were as follows:

-----------------------------------------------------------------
                                     Purchases           Sales
-----------------------------------------------------------------
Fundamental Value Portfolio         $50,879,691       $39,025,311
Global Opportunity Portfolio        $56,458,624       $49,518,660
Growth Opportunity Portfolio        $31,169,732       $14,531,860
Quality Bond Portfolio              $10,942,161       $10,137,686
US Government Securities Portfolio  $39,802,973       $38,562,211
-----------------------------------------------------------------

Net realized and unrealized gains (losses) as of January 31, 1998 were as follows:

-------------------------------------------------------------------
                                             Realized
                                              Gains      Unrealized
Fundamental Value Portfolio                  (Losses)      Gains
-------------------------------------------------------------------
Long-term investments ....................  $7,145,890   $8,177,695
Short-term investments ...................         (17)          --
                                            ----------   ----------
Total ....................................  $7,145,873   $8,177,695
                                            ==========   ==========
-------------------------------------------------------------------
-------------------------------------------------------------------
                                             Realized    Unrealized
                                               Gains       Gains
Global Opportunity Portfolio                 (Losses)     (Losses)
-------------------------------------------------------------------
Long-term investments ....................  $3,811,956   $3,116,531
Foreign currency transactions ............    (535,846)      (9,436)
Forward foreign exchange contracts .......     910,458      (16,522)
                                            ----------   ----------
Total ....................................  $4,186,568   $3,090,573
                                            ==========   ==========
-------------------------------------------------------------------
-------------------------------------------------------------------
                                             Realized    Unrealized
Growth Opportunity Portfolio                   Gains       Gains
-------------------------------------------------------------------
Long-term investments ....................  $2,875,420   $4,054,980
                                            ----------   ----------
Total ....................................  $2,875,420   $4,054,980
                                            ==========   ==========
-------------------------------------------------------------------
-------------------------------------------------------------------
                                              Realized   Unrealized
Quality Bond Portfolio                         Gains       Gains
-------------------------------------------------------------------
Long-term investments .....................   $ 34,086    $ 172,764
                                              --------    ---------
Total .....................................   $ 34,086    $ 172,764
                                              ========    =========
-------------------------------------------------------------------
                                             Realized    Unrealized
US Government Securities Portfolio             Gains       Gains
-------------------------------------------------------------------
Long-term investments .....................  $ 100,678    $ 280,576
                                             ---------    ---------
Total .....................................  $ 100,678    $ 280,576
                                             =========    =========
-------------------------------------------------------------------

As of January 31, 1998, net unrealized appreciation (depreciation) for Federal come tax purposes was as follows:

--------------------------------------------------------------------
                             Gross         Gross
                          Unrealized     Unrealized   Net Unrealized
                         Appreciation   Depreciation   Appreciation
--------------------------------------------------------------------
Fundamental Value
Portfolio                 $9,931,514    $(1,757,011)    $8,174,503
Global Opportunity
Portfolio                 $5,709,770    $(2,594,036)    $3,115,734
Growth Opportunity
Portfolio                 $4,997,366    $  (942,386)    $4,054,980
Quality Bond Portfolio    $  207,421    $   (34,657)    $  172,764
US Government Securities
Portfolio                 $  284,169    $    (3,593)    $  280,576
--------------------------------------------------------------------

The aggregate cost of investments at January 31, 1998 for Federal income tax purposes was $69,297,206 for the Fundamental Value Portfolio, $54,199,284 for the Global Opportunity Portfolio, $38,948,641 for the Growth Opportunity Portfolio, $10,286,281 for the Quality Bond Portfolio, and $11,723,703 for the US Government Securities Portfolio.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions for the years ended January 31, 1998 and January 31, 1997, respectively, were as follows:

------------------------------------------------------------------
                                       For the          For the
                                     Year Ended       Year Ended
                                    Jan. 31, 1998    Jan. 31, 1997
------------------------------------------------------------------
Fundamental Value Portfolio          $20,907,035      $16,589,653
Global Opportunity Portfolio         $19,283,250      $14,719,748
Growth Opportunity Portfolio         $22,868,370      $13,569,697
Quality Bond Portfolio               $ 1,015,801      $ 3,143,735
US Government Securities Portfolio   $   868,656      $ 1,556,845
------------------------------------------------------------------

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------
Fundamental Value Portfolio
-------------------------------------------------------------------
Class A Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold ...................................  9,220   $  132,100
Shares issued to shareholders in
reinvestment of distributions .................  2,200       30,166
                                                ------   ----------
Total issued .................................. 11,420      162,266
Shares redeemed ............................... (4,168)     (58,954)
                                                ------   ----------
Net increase ..................................  7,252   $  103,312
                                                ======   ==========
-------------------------------------------------------------------
-------------------------------------------------------------------
Fundamental Value Portfolio
-------------------------------------------------------------------
Class A Shares for the Year                                Dollar
Ended January 31, 1997                          Shares     Amount
-------------------------------------------------------------------
Shares sold ...................................  7,936   $  102,340
Shares issued to shareholders in
reinvestment of distributions .................    493        6,544
                                                ------   ----------
Total issued ..................................  8,429      108,884
Shares redeemed ............................... (3,359)     (43,444)
                                                ------   ----------
Net increase ..................................  5,070   $   65,440
                                                ======   ==========
-------------------------------------------------------------------
-------------------------------------------------------------------
Fundamental Value Portfolio
-------------------------------------------------------------------
Class B Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold ...............................  1,066,388  $15,104,878
Shares issued to shareholders in
reinvestment of distributions .............    364,846    4,925,423
                                             ---------  -----------
Total issued ..............................  1,431,234   20,030,301
Automatic conversion of shares ............    (18,069)    (264,298)
Shares redeemed ...........................   (518,101)  (7,502,100)
                                             ---------  -----------
Net increase ..............................    895,064  $12,263,903
                                             =========  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
Fundamental Value Portfolio
-------------------------------------------------------------------
Class B Shares for the Year                                Dollar
Ended January 31, 1997                          Shares     Amount
-------------------------------------------------------------------
Shares sold ...............................  1,015,710  $12,783,442
Shares issued to shareholders in
reinvestment of distributions .............     73,472      962,487
                                             ---------  -----------
Total issued ..............................  1,089,182   13,745,929
Automatic conversion of shares ............    (25,869)    (323,827)
Shares redeemed ...........................   (279,781)  (3,545,224)
                                             ---------  -----------
Net increase ..............................    783,532  $ 9,876,878
                                             =========  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
Fundamental Value Portfolio
-------------------------------------------------------------------
Class C Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold .................................  601,444  $ 8,526,327
Shares issued to shareholders in
reinvestment of distributions ...............  170,139    2,296,877
                                               -------  -----------
Total issued ................................  771,583   10,823,204
Shares redeemed ............................. (227,728)  (3,289,347)
                                               -------  -----------
Net increase ................................  543,855  $ 7,533,857
                                               =======  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
Fundamental Value Portfolio
-------------------------------------------------------------------
Class C Shares for the Year                                Dollar
Ended January 31, 1997                          Shares     Amount
-------------------------------------------------------------------
Shares sold .................................  568,727  $ 7,170,424
Shares issued to shareholders in
reinvestment of distributions ...............   31,790      416,450
                                               -------  -----------
Total issued ................................  600,517    7,586,874
Shares redeemed ............................. (170,842)  (2,169,492)
                                               -------  -----------
Net increase ................................  429,675  $ 5,417,382
                                               =======  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
Fundamental Value Portfolio
-------------------------------------------------------------------
Class D Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold .................................   56,654   $  867,530
Automatic conversion of shares ..............   22,297      264,298
Shares issued to shareholders in
reinvestment of distributions ...............   41,085      562,040
                                               -------   ----------
Total issued ................................  120,036    1,693,868
Shares redeemed .............................  (47,582)    (687,905)
                                               -------   ----------
Net increase ................................   72,454  $ 1,005,963
                                               =======  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
Fundamental Value Portfolio
-------------------------------------------------------------------
Class D Shares for the Year                                Dollar
Ended January 31, 1997                          Shares     Amount
-------------------------------------------------------------------
Shares sold .................................   95,960  $ 1,214,323
Automatic conversion of shares ..............   25,591      323,827
Shares issued to shareholders in
reinvestment of distributions ...............   10,204      135,000
                                               -------  -----------
Total issued ................................  131,755    1,673,150
Shares redeemed .............................  (35,230)    (443,197)
                                               -------  -----------
Net increase ................................   96,525  $ 1,229,953
                                               =======  ===========
-------------------------------------------------------------------

                   Merrill Lynch Asset Builder Program, Inc., January 31, 1998

-------------------------------------------------------------------
Global Opportunity Portfolio
-------------------------------------------------------------------
Class A Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold ...................................  6,103    $  76,288
Shares issued to shareholders in
reinvestment of dividends and distributions ...  1,486       16,699
                                                 -----    ---------
Total issued ..................................  7,589       92,987
Shares redeemed ............................... (3,720)     (45,571)
                                                 -----    ---------
Net increase ..................................  3,869    $  47,416
                                                 =====    =========
-------------------------------------------------------------------
-------------------------------------------------------------------
Global Opportunity Portfolio
-------------------------------------------------------------------
Class A Shares
for the Year Ended                                         Dollar
January 31, 1997                                Shares     Amount
-------------------------------------------------------------------
Shares sold ................................     5,866  $    65,458
Shares issued to shareholders in
reinvestment of dividends and distributions        209        2,379
                                              --------  -----------
Total issued ...............................     6,075       67,837
Shares redeemed ............................  (274,907)  (2,981,256)
                                              --------  -----------
Net decrease ...............................  (268,832) $(2,913,419)
                                              ========  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
Global Opportunity Portfolio
-------------------------------------------------------------------
Class B Shares
for the Year Ended                                         Dollar
January 31, 1998                                Shares     Amount
-------------------------------------------------------------------
Shares sold ................................ 1,157,893  $14,316,582
Shares issued to shareholders in
reinvestment of dividends and distributions    341,688    3,813,239
                                             ---------  -----------
Total issued ............................... 1,499,581   18,129,821
Automatic conversion of shares .............   (21,068)    (255,000)
Shares redeemed ............................  (449,247)  (5,533,115)
                                             ---------  -----------
Net increase ............................... 1,029,266  $12,341,706
                                             =========  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
Global Opportunity Portfolio
-------------------------------------------------------------------
Class B Shares
for the Year Ended                                         Dollar
January 31, 1997                                Shares     Amount
-------------------------------------------------------------------
Shares sold ................................ 1,345,701  $14,794,340
Shares issued to shareholders in
reinvestment of dividends and distributions     30,558      347,756
                                             ---------  -----------
Total issued ............................... 1,376,259   15,142,096
Automatic conversion of shares .............    (5,557)     (61,320)
Shares redeemed ............................  (298,549)  (3,316,163)
                                             ---------  -----------
Net increase ............................... 1,072,153  $11,764,613
                                             =========  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
Global Opportunity Portfolio
-------------------------------------------------------------------
Class C Shares
for the Year Ended                                         Dollar
January 31, 1998                                Shares     Amount
-------------------------------------------------------------------
Shares sold ................................   597,712  $ 7,395,862
Shares issued to shareholders in
reinvestment of dividends and distributions    130,118    1,449,520
                                               -------  -----------
Total issued ...............................   727,830    8,845,382
Shares redeemed ............................  (214,300)  (2,642,190)
                                               -------  -----------
Net increase ...............................   513,530  $ 6,203,192
                                               =======  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
Global Opportunity Portfolio
-------------------------------------------------------------------
Class C Shares for the Year                                Dollar
Ended January 31, 1997                          Shares     Amount
-------------------------------------------------------------------
Shares sold ................................   569,220  $ 6,253,388
Shares issued to shareholders in
reinvestment of dividends and distributions     10,679      121,315
                                               -------  -----------
Total issued ...............................   579,899    6,374,703
Shares redeemed ............................  (123,382)  (1,369,969)
                                               -------  -----------
Net increase ...............................   456,517  $ 5,004,734
                                               =======  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
Global Opportunity Portfolio
-------------------------------------------------------------------
Class D Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold ................................    57,335   $  713,616
Automatic conversion of shares .............    20,888      255,000
Shares issued to shareholders in
reinvestment of dividends and distributions     26,790      300,854
                                               -------   ----------
Total issued ...............................   105,013    1,269,470
Shares redeemed ............................   (46,165)    (578,534)
                                               -------   ----------
Net increase ...............................    58,848   $  690,936
                                               =======   ==========
-------------------------------------------------------------------
-------------------------------------------------------------------
Global Opportunity Portfolio
-------------------------------------------------------------------
Class D Shares for the Year                                Dollar
Ended January 31, 1997                          Shares     Amount
-------------------------------------------------------------------
Shares sold ................................    93,756   $1,043,467
Automatic conversion of shares .............     5,516       61,320
Shares issued to shareholders in
reinvestment of dividends and distributions      3,910       44,693
                                               -------   ----------
Total issued ...............................   103,182    1,149,480
Shares redeemed ............................   (25,507)    (285,660)
                                               -------   ----------
Net increase ...............................    77,675   $  863,820
                                               =======   ==========

-------------------------------------------------------------------
-------------------------------------------------------------------
Growth Opportunity Portfolio
-------------------------------------------------------------------
Class A Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold ..................................  11,373   $  148,959
Shares issued to shareholders in
reinvestment of distributions ................     959       12,711
                                                ------   ----------
Total issued .................................  12,332      161,670
Shares redeemed ..............................  (1,802)     (24,112)
                                                ------   ----------
Net increase .................................  10,530   $  137,558
                                                ======   ==========
-------------------------------------------------------------------
-------------------------------------------------------------------
Growth Opportunity Portfolio
-------------------------------------------------------------------
Class A Shares for the Period                              Dollar
February 2, 1996+ to January 31, 1997           Shares     Amount
-------------------------------------------------------------------
Shares sold .................................  205,569  $ 2,057,557
Shares redeemed ............................. (200,796)  (2,041,351)
                                              --------  -----------
Net increase ................................    4,773  $    16,206
                                              ========  ===========
-------------------------------------------------------------------

+ Prior to February 2, 1996 (commencement of operations), the Portfolio issued 100 shares to MLAM for $1,000.

-------------------------------------------------------------------
Growth Opportunity Portfolio
-------------------------------------------------------------------
Class B Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold ...............................  1,121,578  $14,651,783
Shares issued to shareholders in
reinvestment of distributions .............    113,008    1,483,802
                                             ---------  -----------
Total issued ..............................  1,234,586   16,135,585
Automatic conversion of shares ............       (614)      (7,993)
Shares redeemed ...........................   (134,463)  (1,761,065)
                                             ---------  -----------
Net increase ..............................  1,099,509  $14,366,527
                                             =========  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
Growth Opportunity Portfolio
-------------------------------------------------------------------
Class B Shares for the Period                              Dollar
February 2, 1996+ to January 31, 1997           Shares     Amount
-------------------------------------------------------------------
Shares sold .................................  886,181  $ 9,203,628
Automatic conversion of shares ..............     (947)     (10,034)
Shares redeemed .............................  (44,611)    (477,407)
                                               -------  -----------
Net increase ................................  840,623  $ 8,716,187
                                               =======  ===========
-------------------------------------------------------------------

+ Prior to February 2, 1996 (commencement of operations), the Portfolio issued 100 shares to MLAM for $1,000.

-------------------------------------------------------------------
Growth Opportunity Portfolio
-------------------------------------------------------------------
Class C Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold .................................  619,880  $ 8,145,982
Shares issued to shareholders in
reinvestment of distributions ...............   55,973      734,362
                                               -------  -----------
Total issued ................................  675,853    8,880,344
Shares redeemed .............................  (89,393)  (1,181,122)
                                               -------  -----------
Net increase ................................  586,460  $ 7,699,222
                                               =======  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
Growth Opportunity Portfolio
-------------------------------------------------------------------
Class C Shares for the Period                              Dollar
February 2, 1996+ to January 31, 1997           Shares     Amount
-------------------------------------------------------------------
Shares sold .................................  429,086  $ 4,441,657
Shares redeemed .............................  (30,877)    (324,727)
                                               -------  -----------
Net increase ................................  398,209  $ 4,116,930
                                               =======  ===========
-------------------------------------------------------------------

+ Prior to February 2, 1996 (commencement of operations), the Portfolio issued 100 shares to MLAM for $1,000.

-------------------------------------------------------------------
Growth Opportunity Portfolio
-------------------------------------------------------------------
Class D Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold ..................................  50,926   $  667,879
Automatic conversion of shares ...............     607        7,993
Shares issued to shareholders in
reinvestment of distributions ................   7,535       99,917
                                                ------   ----------
Total issued .................................  59,068      775,789
Shares redeemed ..............................  (8,444)    (110,726)
                                                ------   ----------
Net increase .................................  50,624   $  665,063
                                                ======   ==========
-------------------------------------------------------------------
-------------------------------------------------------------------
Growth Opportunity Portfolio
-------------------------------------------------------------------
Class D Shares for the Period                              Dollar
February 2, 1996+ to January 31, 1997           Shares     Amount
-------------------------------------------------------------------
Shares sold ..................................  78,115   $  811,625
Automatic conversion of shares ...............     944       10,034
                                                ------   ----------
Total issued .................................  79,059      821,659
Shares redeemed ..............................  (9,637)    (101,285)
                                                ------   ----------
Net increase .................................  69,422   $  720,374
                                                ======   ==========
-------------------------------------------------------------------

+ Prior to February 2, 1996 (commencement of operations), the Portfolio issued 100 shares to MLAM for $1,000.

-------------------------------------------------------------------
Quality Bond Portfolio
-------------------------------------------------------------------
Class A Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold ................................    10,350  $   102,471
Shares issued to shareholders in
reinvestment of dividends ..................    12,748      125,532
                                              --------  -----------
Total issued ...............................    23,098      228,003
Shares redeemed ............................  (133,027)  (1,309,569)
                                              --------  -----------
Net decrease ...............................  (109,929) $(1,081,566)
                                              ========  ===========
-------------------------------------------------------------------

                     Merrill Lynch Asset Builder Program, Inc., January 31, 1998

-------------------------------------------------------------------
Quality Bond Portfolio
-------------------------------------------------------------------
Class A Shares for the Year                                Dollar
Ended January 31, 1997                          Shares     Amount
-------------------------------------------------------------------
Shares sold ...................................  1,729   $    5,246
Shares issued to shareholders in
reinvestment of dividends and distributions ... 14,993      159,085
                                                ------   ----------
Total issued .................................. 16,722      164,331
Shares redeemed ...............................   (298)      (2,925)
                                                ------   ----------
Net increase .................................. 16,424   $  161,406
                                                ======   ==========
-------------------------------------------------------------------
-------------------------------------------------------------------
Quality Bond Portfolio
-------------------------------------------------------------------
Class B Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold .................................  238,564  $ 2,356,757
Shares issued to shareholders
in reinvestment of dividends ................   28,335      279,605
                                               -------  -----------
Total issued ................................  266,899    2,636,362
Automatic conversion of shares ..............   (3,080)     (30,343)
Shares redeemed ............................. (152,591)  (1,500,368)
                                               -------  -----------
Net increase ................................  111,228  $ 1,105,651
                                               =======  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
Quality Bond Portfolio
-------------------------------------------------------------------
Class B Shares for the Year                                Dollar
Ended January 31, 1997                          Shares     Amount
-------------------------------------------------------------------
Shares sold .................................  234,175  $ 2,302,903
Shares issued to shareholders
in reinvestment of dividends
and distributions ...........................   23,284      228,615
                                               -------  -----------
Total issued ................................  257,459    2,531,518
Shares redeemed .............................  (61,643)    (608,507)
                                               -------  -----------
Net increase ................................  195,816  $ 1,923,011
                                               =======  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
Quality Bond Portfolio
-------------------------------------------------------------------
Class C Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold .................................  123,241  $ 1,215,099
Shares issued to shareholders
in reinvestment of dividends ................   12,781      126,179
                                               -------  -----------
Total issued ................................  136,022    1,341,278
Shares redeemed .............................  (49,669)    (489,795)
                                               -------  -----------
Net increase ................................   86,353   $  851,483
                                               =======  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
Quality Bond Portfolio
-------------------------------------------------------------------
Class C Shares for the Year                                Dollar
Ended January 31, 1997                          Shares     Amount
-------------------------------------------------------------------
Shares sold .................................  124,149 $  1,218,787
Shares issued to shareholders
in reinvestment of dividends
and distributions ...........................    9,844       96,601
                                               ------- ------------
Total issued ................................  133,993    1,315,388
Shares redeemed .............................  (50,842)    (498,626)
                                               ------- ------------
Net increase ................................   83,151 $    816,762
                                               ======= ============
-------------------------------------------------------------------
-------------------------------------------------------------------
Quality Bond Portfolio
-------------------------------------------------------------------
Class D Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold .................................   18,271    $ 179,315
Automatic conversion of shares ..............    3,079       30,343
Shares issued to shareholders in
reinvestment of dividends ...................    3,192       31,498
                                                ------    ---------
Total issued ................................   24,542      241,156
Shares redeemed .............................  (10,326)    (100,923)
                                                ------    ---------
Net increase ................................   14,216    $ 140,233
                                                ======    =========
-------------------------------------------------------------------
-------------------------------------------------------------------
Quality Bond Portfolio
-------------------------------------------------------------------
Class D Shares for the Year                                Dollar
Ended January 31, 1997                          Shares     Amount
-------------------------------------------------------------------
Shares sold ..................................  29,757    $ 292,294
Shares issued to shareholders in
reinvestment of dividends and distributions ..   2,068       20,304
                                                ------    ---------
Total issued .................................  31,825      312,598
Shares redeemed ..............................  (7,148)     (70,042)
                                                ------    ---------
Net increase .................................  24,677    $ 242,556
                                                ======    =========
-------------------------------------------------------------------
-------------------------------------------------------------------
US Government Securities Portfolio
-------------------------------------------------------------------
Class A Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold .................................   15,526  $   160,174
Shares issued to shareholders in
reinvestment of dividends and distributions .   28,552      293,404
                                              --------  -----------
Total issued ................................   44,078      453,578
Shares redeemed ............................. (175,447)  (1,802,826)
                                              --------  -----------
Net decrease ................................ (131,369) $(1,349,248)
                                              ========  ===========
-------------------------------------------------------------------

-------------------------------------------------------------------
US Government Securities Portfolio
-------------------------------------------------------------------
Class A Shares for the Year                                Dollar
Ended January 31, 1997                          Shares     Amount
-------------------------------------------------------------------
Shares sold .................................    3,546   $   36,344
Shares issued to shareholders in
reinvestment of dividends and distributions .   32,786      334,190
                                              --------   ----------
Total issued ................................   36,332      370,534
Shares redeemed ............................. (117,931)  (1,201,716)
                                              --------   ----------
Net decrease ................................  (81,599)  $ (831,182)
                                              ========   ==========
-------------------------------------------------------------------
-------------------------------------------------------------------
US Government Securities Portfolio
-------------------------------------------------------------------
Class B Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold .................................  276,296  $ 2,869,324
Shares issued to shareholders in reinvestment
of dividends and distributions ..............   24,351      250,752
                                               -------  -----------
Total issued ................................  300,647    3,120,076
Automatic conversion of shares ..............   (2,614)     (26,842)
Shares redeemed ............................. (108,297)  (1,114,491)
                                               -------  -----------
Net increase ................................  189,736  $ 1,978,743
                                               =======  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
US Government Securities Portfolio
-------------------------------------------------------------------
Class B Shares for the Year                                Dollar
Ended January 31, 1997                          Shares     Amount
-------------------------------------------------------------------
Shares sold .................................  186,113  $ 1,900,921
Shares issued to shareholders in reinvestment
of dividends and distributions ..............   18,945      193,085
                                               -------  -----------
Total issued ................................  205,058    2,094,006
Automatic conversion of shares ..............   (3,692)     (37,683)
Shares redeemed .............................  (49,105)    (500,968)
                                               -------  -----------
Net increase ................................  152,261  $ 1,555,355
                                               =======  ===========
-------------------------------------------------------------------
-------------------------------------------------------------------
US Government Securities Portfolio
-------------------------------------------------------------------
Class C Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold .................................   63,483   $  652,334
Shares issued to shareholders in reinvestment
of dividends and distributions ..............   11,384      117,111
                                                ------   ----------
Total issued ................................   74,867      769,445
Shares redeemed .............................  (50,945)    (524,818)
                                                ------   ----------
Net increase ................................   23,922   $  244,627
                                                ======   ==========
-------------------------------------------------------------------
-------------------------------------------------------------------
US Government Securities Portfolio
-------------------------------------------------------------------
Class C Shares for the Year                                Dollar
Ended January 31, 1997                       Shares        Amount
-------------------------------------------------------------------
Shares sold ..................................  92,431   $  942,477
Shares issued to shareholders in reinvestment
of dividends and distributions ...............   8,932       91,008
                                               -------   ----------
Total issued ................................. 101,363    1,033,485
Shares redeemed .............................. (33,002)    (336,458)
                                               -------   ----------
Net increase .................................  68,361   $  697,027
                                               =======   ==========
-------------------------------------------------------------------
-------------------------------------------------------------------
US Government Securities Portfolio
-------------------------------------------------------------------
Class D Shares for the Year                                Dollar
Ended January 31, 1998                          Shares     Amount
-------------------------------------------------------------------
Shares sold ..................................   9,830    $ 100,818
Automatic conversion of shares ...............   2,611       26,842
Shares issued to shareholders in reinvestment
of dividends and distributions ...............   1,742       17,916
                                                ------    ---------
Total issued .................................  14,183      145,576
Shares redeemed .............................. (14,749)    (151,042)
                                                ------    ---------
Net decrease .................................    (566)   $  (5,466)
                                                ======    =========
-------------------------------------------------------------------
-------------------------------------------------------------------
US Government Securities Portfolio
-------------------------------------------------------------------
Class D Shares for the Year                                Dollar
Ended January 31, 1997                          Shares     Amount
-------------------------------------------------------------------
Shares sold ..................................  14,460  $   147,648
Automatic conversion of shares ...............   3,691       37,683
Shares issued to shareholders in reinvestment
of dividends and distributions ...............   1,438       14,664
                                                ------   ----------
Total issued .................................  19,589      199,995
Shares redeemed ..............................  (6,300)     (64,350)
                                                ------   ----------
Net increase .................................  13,289   $  135,645
                                                ======   ==========
-------------------------------------------------------------------

5. Commitments:

At January 31, 1998, the Global Opportunity Portfolio had entered into foreign exchange contracts, in addition to the contracts listed in the Schedule of Investments, under which it had agreed to purchase foreign currency with an approximate value of $161,000.

6. Loaned Securities:

At January 31, 1998, the US Government Securities Portfolio held US Treasury Notes having aggregate value of approximately $1,011,000 as collateral for portfolio securities loaned having a market value of approximately $1,010,000.

                                                                     APPENDIX A

                        DESCRIPTION OF THE PLANS
     This Appendix describes in summary form the various types of retirement plans for which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") acts as custodian (the "Plans"). This description does not purport to be complete, and it should be read in conjunction with the materials concerning the Plans, including copies of the Plans and the forms necessary to establish a plan, which are available from Merrill Lynch. Investors should read such materials carefully before establishing a Plan and should consult with their attorney or tax adviser to determine if any of the Plans are suited to their needs and circumstances. The laws applicable to the Plans, including the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and the Internal Revenue Code of 1986, as amended (the "Code") are complex and include a variety of transitional rules which may be applicable to some investors. These laws should be reviewed by investors' attorneys to determine their applicability. Investors are further advised that the discussion of taxation contained in this Appendix relates solely to federal tax laws but generally does not address the numerous transitional rules and that the tax treatment of the Plans under applicable state law may vary.


     Shares of the Merrill Lynch Asset Builder Program, Inc. are available for purchase solely by participants in an IRA (individual retirement account); the Roth IRA, an IRRA (individual retirement rollover account), SEP (simplified employee pension plan) or SRA (simple retirement account) and, accordingly, the description set forth below will describe only such arrangements.


Establishment of a Plan Account
     Plan accounts may be established by qualified individuals and businesses through Merrill Lynch.


     With the exception of Roth IRAs, Plans generally afford participants the opportunity to benefit from the deferral of income taxes on amounts contributed to the Plan. Contributions to Roth IRAs are not currently deductible; however, amounts contributed to Roth IRA accounts can accumulate tax-free and qualified distributions from the Roth IRA, including accumulated earnings, will not be included in income.


     Merrill Lynch charges an annual custodial fee for each account established pursuant to the Plans. These fees, which are contained in the Plan documents, vary according to the type of account. Brokerage fees will be assessed separately for each transaction to which they apply.

Permissible Plan Investments
     The type of investments that may be made depends on the type of Plan established.


     Participants and employers that maintain IRAs, Roth IRAs, IRRAs, SEPs or SRAs may invest in securities through Merrill Lynch or its affiliates, including stocks traded "over-the-counter" or on a recognized exchange, government or corporate debt obligations, certain mutual funds, certain limited partnership interests in real estate, and bank money instruments. Participants and employers may also invest in annuity contracts issued by a life insurance company (including Merrill Lynch Life Insurance Company and Merrill Lynch Life Insurance Company of New York). Those participants and employers desiring a diversified portfolio but not wishing to actively manage the portfolio may elect to invest all or a portion of their account in certain mutual funds advised by Merrill Lynch Asset Management, L.P. (the "Investment Adviser") or its affiliate. Participants and employers may vary their investment portfolio as often as they wish.

     Cash balances arise in a Plan account from contributions to the Plan, the sale of securities held in the account and the receipt of dividends, interest and principal repayments on securities held in the account. Cash balances for which no other investment directions are given will, in accordance with the option previously selected by the participant or employer, be invested in full shares of the Portfolios, in certain money market funds advised by the Investment Adviser or its affiliate or in bank deposit accounts administered by Merrill Lynch. All cash balances will be invested or maintained in accordance with the option selected by the participant or employer, pending instructions as to further investment.
     There can be no assurance that the yield on an investment in the Portfolios or a money market fund will be or will remain greater than that available on any interest-bearing account. In addition, a money market fund is not a bank, and shares of a money market fund are not equivalent to a bank account. As with any investment in securities, the value of an investment in the Portfolios will fluctuate. Amounts deposited in an interest-bearing bank account will be insured as to principal in an amount of up to $100,000 per account by the Federal Deposit Insurance Corporation. Cash balances maintained in a Plan account will have securities coverage, up to $100,000, by the Securities Investor Protection Corporation.

Contributions and Distributions

     The amount which may be contributed to a Plan in any one year is subject to certain limitations under the Code; however, assets already in a Plan account may be invested without regard to such limitations on contributions. Plan participants may have a portion of their compensation contributed, up to the maximum permitted under the Code, to their Plans. For Plans other than Roth IRAs, these amounts, plus any additional income earned on such contributions, will ordinarily not be taxed until distributed to the participant. Amounts contributed to a Roth IRA are taxed in the year of contribution, but earnings on such contributions may generally accumulate and be distributed tax-free.
     Generally, under the Code, distributions may be made at any time but, as discussed below, distributions made prior to the date on which the participant reaches age 59 1/2 and may be subject to a 10% penalty. The exceptions to the 10% penalty ("IRA Exceptions") include: 1) distributions after the death of the shareholder; 2) distributions attributable to disability; 3) distributions used to pay certain medical expenses; 4) distributions that are part of a scheduled series of substantially equal periodic payments for the life (or life expectancy) of the shareholder or the joint lives (or joint life and last survivor expectancy) of the shareholder and the shareholder's beneficiary; 5) withdrawals for medical insurance if the shareholder has received unemployment compensation for 12 weeks and the distribution is made in the year such unemployment compensation is received or the following year; 6) distributions to pay qualified higher education expenses of the shareholder or certain family members of the shareholder; and 7) distributions used to buy a first home (subject to $10,000 lifetime limit). Except in the case of Roth IRAs, distributions will be taxed as ordinary income at the rate applicable to the participant in the year in which distributed. For Roth IRAs, only the portion of the distribution attributable to accumulated earnings will be taxable as ordinary income.
     Excess Contributions. Under Section 4973 of the Code, contributions to an IRA, Roth IRA, IRRA, SEP or SRA in excess of those allowed by law are subject to a six percent excise tax if not withdrawn, together with the income attributable to such excess contributions, prior to the date the participant files his income tax return for the year in which the excess contribution was made. If an excess amount is contributed in one year and is not withdrawn by such date, the excess amount will be subject to a cumulative six percent excise tax each year until it is eliminated. Elimination of the excess may be accomplished either by reducing allowable contributions (and deductions) in succeeding year(s), or by withdrawal of the excess amount. Distributions of excess contributions and income attributable to excess contributions may be considered a premature distribution subject to the ten (or twenty five) percent penalty tax on premature distributions under Section 72(t) of the Code discussed below, and, except for Roth IRAs, for which the distribution would only be taxed to the extent of any accumulated earnings, may be taxable as ordinary income at the applicable rate for the year in which it is distributed.
     Timing of Retirement Benefits. A participant, upon reaching age 59 1/2 and for Roth IRA participants, after waiting five years from the first contribution, generally may make distributions from his Plan account as he chooses without tax penalties. However, the Code requires that amounts in all Plans other than Roth IRAs must commence being distributed to a participant on or before April 1 of the calendar year following the calendar year in which he reaches age 70 1/2, even if the employee has not retired. With respect to Roth IRAs, however, no mandatory withdrawals are required during the account holder's life.

     Such distributions may be made in a single sum or in installments over the life of the participant, or the joint lives of the participant and a designated beneficiary, or over a period not to exceed the life expectancy (determined, generally, by IRS life expectancy tables) of the participant or the joint life expectancy of the participant and designated beneficiary. If the employee dies before his entire interest has been distributed, the remaining portion of his interest must be distributed at least as rapidly as the method of distribution in effect prior to his death. Special rules apply under the Code to spousal beneficiaries.

     If the minimum payout required from a Plan for a particular year is not made, a 50% excise tax will be imposed on the amount representing the difference between the minimum payout required from the Plan and the amount actually distributed under Section 4974 of the Code. Since there are no minimum payouts required for Roth IRAs during the grantor's lifetime, there are no such penalties until the minimum payout obligation becomes operative for the grantor's beneficiaries.
     Premature Distributions. 1. Excise Tax: Distributions from an IRA, Roth IRA, IRRA, SEP or SRA prior to the time the participant reaches age 59 1/2 (and for Roth IRAs, prior to the 5 year waiting period) generally are subject to penalty. The penalty for early distributions is an excise tax equivalent to ten percent (twenty-five percent for certain SRA distributions) of the amount so distributed, in addition to the applicable ordinary income tax payable on the distributed amount for all Plans except Roth IRAs, or on the amount of the distribution representing accumulated earnings for Roth IRAs, for the year in which it is distributed. The excise tax will be waived for any distribution on account of death or disability (within the meaning of Code Section 72(m)(7)), for a distribution used to purchase a first home (up to a $10,000 lifetime limit), or for a distribution that is part of a scheduled series of substantially level payments under an IRS-approved method for the life or life expectancy of the taxpayer or the joint lives or life expectancies of the taxpayer and his designated beneficiary. Distributions can also be made, without penalty, to cover deductible medical expenses, or pay health insurance premiums if a taxpayer has received unemployment compensation for 12 consecutive weeks.
     2. Mandatory Income Tax Withholding: Generally, any portion of an "eligible rollover distribution" made from a qualified retirement plan after December 31, 1992 qualifies for tax-free rollover into an eligible retirement plan under
Section 402(c) of the Code. Under Section 402(c), as amended, all distributions from a qualified retirement plan (including inservice distributions) are eligible rollover distributions, except for certain periodic payments, required amounts distributed to a participant who is over age 70 1/2 as described above, and amounts otherwise not included in gross income. Rollovers may be made by a non-Roth participant in one of two ways: first, by direct transfers from the qualified retirement plan to an IRA (including an individual retirement annuity other than an endowment contract), a qualified defined contribution plan or an annuity under Section 403(a) of the Code (a "direct rollover") or, in the case of the RSA plan to another 403(b) plan, a tax sheltered annuity; or second, by rolling over an eligible rollover distribution within 60 days of receipt to any of the arrangements described above. Currently, rollovers cannot be made directly into a Roth IRA. In the event a direct rollover is not chosen by the participant, a mandatory 20% of the distribution, or of the amount representing accumulated earnings, in the case of a Roth IRA, is withheld to satisfy a federal tax liability that may be assessed. The mandatory 20% withholding tax is not assessed against any distributions that may not be rolled over (including, but not limited to, distributions to beneficiaries other than a surviving spouse, or a present or former spouse under a qualified domestic relations order).
     Participants should consult with their attorneys or tax advisers in order to determine the application of the rollover and mandatory withholding requirements to their own circumstances. Participants also should consult their attorneys or advisers when considering converting or rolling over to a Roth
IRA.
     The foregoing rules are of general applicability to the Plans. The following section discusses specific considerations applicable to the different types of Plans.


Types of Plans
     Individual Retirement Accounts. As a result of changes made by the Tax Reform Act of 1986, the allowable deductions for contributions to IRAs are restricted for certain taxpayers who are (or their spouses are) active participants in employer-sponsored retirement plans and whose adjusted gross income exceeds certain levels. An individual will be considered an active participant in a defined contribution plan if any employer contribution or forfeiture is added to his account for the year. In the case of a defined benefit plan, an individual will be considered an active participant if he is not excluded under the eligibility rules for the year. The determination of whether an individual is an active participant is made without regard to whether the individual's rights under a plan are vested. For 1998, for a single or married individual who is an "active participant" in an employer-sponsored retirement plan, deductible contributions are permitted subject to a pro rata phase-out rule where "modified" adjusted gross income (generally, before the IRA deduction) is over $50,000 on a joint return or $30,000 for an unmarried individual. For 1998, the allowable deduction is completely eliminated for such taxpayers when modified adjusted gross income reaches $60,000 on a joint return or $40,000 for an unmarried person. For this purpose, an employer-sponsored retirement plan means a pension, profit-sharing or stock bonus plan qualified under Code section 401(a) (including a Keogh plan or 401(k) plan), an annuity plan qualified under Section 403(a), a SEP, a simple retirement account, a tax-sheltered Code section 403(b) annuity and retirement plans covering federal, state or local government employees. A minimum deductible contribution of $200 is provided for any taxpayer whose adjusted gross income is not above the phase-out range even if the phase-out rules would provide for a lower deduction.
     The Taxpayer Relief Act of 1997 eliminates the limits that previously applied to spouses of active participants in an employer-sponsored retirement plan. Instead, the maximum deductible IRA contribution for an individual who is not an active participant but whose spouse is an active participant, is phased out for the nonactive participant if the couples' combined adjusted gross income is between $150,000 and $160,000.
     Subject to the above limitations, any individual under age 70 1/2 with compensation may establish and make annual contributions to an IRA. Generally, the maximum yearly tax deduction that may be taken for an IRA contribution is the lesser of $2,000 or 100% of the individual's compensation. If a husband and wife file a joint return, they may make total deductible IRA contributions of up to $4,000 or 100% of their combined compensation, whichever is less, each year to their IRAs.


     Active participants in employer-sponsored plans who are not eligible to make deductible contributions to IRAs (or whose deductions are limited) may make nondeductible IRA or Roth IRA contributions. The nondeductible contribution is subject to the same dollar limitations (the lesser of $2,000 single, $4,000 joint or 100% of compensation) as deductible contributions described above. Income attributable to nondeductible contributions to an account other than a Roth IRA will accumulate tax-free, with only account earnings taxable upon distribution, and qualified distributions from a Roth IRA will be entirely tax-free.
     The IRA program allows for the establishment of IRRAs, which are "rollover IRAs". Rollover contributions of all or part of a distribution from an employer's "qualified" retirement plan (including pension, profit-sharing, thrift, 401(k), stock bonus or section 403(b) annuity plan) may be made to an IRRA. Almost any qualified plan distribution is rollover eligible. The only exceptions are: nondeductible employee contributions returned in the distribution, substantially equal payments over a period 10 years or longer in duration or measured by your life or life expectancy (or the life or life expectancy of you and your designated beneficiary); and "minimum required distributions" (made after age 70 1/2 or retirement). The plan administrator of the qualified plan must give participants receiving an eligible rollover distribution an opportunity to direct that the distribution be transferred directly to a rollover IRA or another employer retirement plan that will accept the rollover. If a participant fails to elect a "direct rollover", there is a mandatory 20% federal income tax withholding on the distribution. Surviving spouses of a deceased plan participant may roll over distributions from a qualified plan that are received as a beneficiary under the plan, provided the distribution is eligible for rollover treatment. Nonspouse beneficiaries cannot roll over plan distributions.
     Roth Individual Retirement Accounts. As of January 1, 1998, qualifying participants in Plans generally can contribute up to $2,000 annually (with limits based on adjusted gross income, compensation and contributions to other
IRAs) toward retirement. While such contributions are not tax-deductible, amounts contributed to the account can accumulate tax-free and qualified distributions from the Roth IRA will not be included in income. Although the amount which may be contributed to a Roth IRA in any one year is subject to certain limitations, assets already in a Roth IRA may be invested without regard to such limitations.
     Generally taxpayers whose adjusted gross income ("AGI") falls at or below $150,000 (for married couples filing jointly) or at or below $95,000 (for single tax filers) will be able to contribute up to $2,000 of compensation annually to a Roth IRA. Contributions are phased out for taxpayers whose AGI falls between $150,000 and $160,000 for joint filing couples and $95,000 and $110,000 for singles. A taxpayer whose AGI does not exceed $100,000 for the taxable year is eligible to roll over or convert an IRA into a Roth IRA in such year (except for any married taxpayer who elects to file a separate federal income tax return for such year).
     While contributions are non-deductible, distributions from a Roth IRA generally will be tax-free if (a) the account holder has had a Roth IRA for more than five tax years and (b) is age 59 1/2 or older, has become permanently disabled, is purchasing a first home (subject to a $10,000 lifetime limit) or dies. (If a distribution is attributable to a conversion from a traditional IRA, the five-year period is measured from the year in which the conversion occurs). If these factors are not met, participants withdrawing funds from the Roth IRA will be subject to a 10% early withdrawal penalty and will be subject to income tax to the extent amounts withdrawn represent earnings on contributions to the Roth IRA.
     Unlike other IRAs, individuals can make contributions to a Roth IRA after age 70 1/2.
     Simplified Employee Pension Plans. Any employer, whether it is a sole proprietorship, a partnership or a corporation, may set up a SEP and make annual contributions to SEP-IRAs maintained for plan participants. To qualify as a SEP, certain requirements must be met; in particular, the plan must cover all current employees age 21 years or older who have worked for the business in three of the last five calendar years and have received at least $400 in compensation from the employer. Up to the lesser of $30,000 or 15% of the employee's compensation up to $160,000 (effective for plan years beginning after December 31, 1997), subject to inflation adjustments may be paid by the employer to the employee's SEP. The same percentage of compensation (determined under a written formula) must be contributed on behalf of each employee. Such contributions are deductible by the employer and excluded from the employee's income. Plans established on or before December 31, 1996 may also permit participants to defer a portion of their compensation (up to $10,000 in 1998) and have such deferrals contributed to their SEP accounts. The tax-free elective deferral of an employee's income for a taxable year cannot exceed $7,000, as adjusted for inflation (currently, $10,000 in 1998). This cap limits all tax-free elective deferrals by an employee under all cash and deferred arrangements, SEPs and tax sheltered annuities.

     Because a SEP is also an IRA, the employee may, if otherwise eligible under the rules applicable to IRAs discussed above, contribute up to a $2,000 of compensation to a SEP or make rollover contributions to a SEP (see "Individual Retirement Accounts" above). Amounts contributed to a participant's SEP account vest immediately. If the participant should cease to be employed by the business maintaining the SEP, the participant retains full rights to and investment power over the account. In such case, the account should be changed to a regular IRA.

     Tax-deductible employer contributions may continue to be made to a SEP participant's account even after the employee has reached age 70 1/2.
     Simple Retirement Account (SIMPLE) Plans. Employers with 100 or fewer employees that do not maintain another qualified retirement plan (or a 403(a) or (b) plan, a SEP or a governmental plan) may set up a SIMPLE plan and make contributions to Simple Retirement Accounts (SRA-IRAs) maintained for plan participants. To qualify, a SIMPLE plan must permit all employees who received $5,000 in compensation in any two preceding years and who are reasonably expected to receive $5,000 in compensation in the current plan year to participate. Participants can defer up to $6,000 (in 1998, as indexed for inflation) of their annual compensation on a pretax basis, and employers must make contributions based on a matching or "nonelective" formula. Under the matching formula, employers must match participant's salary-deferral contributions dollar for dollar up to 3% of compensation (although the employer may elect a lower percentage, not lower than 1%, in two out of five years). Under the nonelective formula, employers must contribute 2% of eligible compensation for all eligible employees, whether or not they elect to make salary-deferral contributions for the plan year.

     Unlike a SEP, an SRA cannot receive regular or rollover IRA contributions (see "Individual Retirement Account" and "Simplified Employee Pension Plans" above). Furthermore, distributions from an SRA may only be rolled over to another SRA, unless two years have passed since the account holder first became a participant in any SIMPLE plan maintained by his employer (or is otherwise not subject to the 25% penalty tax for premature distributions from an SRA). Amounts contributed to a participant's SRA vest immediately. If a participant should cease to be employed by the business maintaining the SIMPLE plan, the participant retains full rights to and investment power over the account.

     Each of the foregoing Plans is designed to meet differing needs and has varying financial and tax consequences. An investor should thoroughly review all of the materials available from Merrill Lynch concerning the Plans and consult with his attorney or tax adviser in determining whether any of these Plans is suited to his needs and circumstances.

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

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


                               TABLE OF CONTENTS




                                                         Page
                                                        -----
Investment Objectives and Policies ..................     2
   Fundamental Value Portfolio ......................     2
   Quality Bond Portfolio ...........................     2
   U.S. Government Securities Portfolio .............     3
   Global Opportunity Portfolio .....................     3
   Growth Opportunity Portfolio .....................     4
   Other Investment Policies and Practices of the
      Portfolios ....................................     4
Management of the Program ...........................     8
   Directors and Officers ...........................     8
   Compensation of Directors ........................     9
   Management and Advisory Arrangements .............    10
Purchase of Shares ..................................    12
   Initial Sales Charge Alternatives -
      Class A and Class D Shares ....................    13
   Reduced Initial Sales Charges ....................    15
   Distribution Plans ...............................    16
   Limitations on the Payment of Deferred Sales
      Charges .......................................    17
Redemption of Shares ................................    19
   Deferred Sales Charges -
      Class B and Class C Shares ....................    20
Portfolio Transactions and Brokerage ................    21
Determination of Net Asset Value ....................    24
Shareholder Services ................................    25
   Investment Account ...............................    25
   Automatic Reinvestment of Dividends and
      Capital Gains Distributions ...................    25
   Systematic Redemption and Automatic
      Investment Plans ..............................    25
   Exchange Privilege ...............................    26
Dividends, Distributions and Taxes ..................    28
   Dividends and Distributions ......................    28
   Federal Tax ......................................    28
   State Tax ........................................    30
Performance Data ....................................    31
General Information .................................    37
   Description of Shares ............................    37
   Computation of Offering Price Per Share ..........    37
   Independent Auditors .............................    38
   Custodian ........................................    38
   Transfer Agent ...................................    38
   Legal Counsel ....................................    38
   Reports to Shareholders ..........................    39
   Additional Information ...........................    39
Independent Auditors' Report ........................    40
Financial Statements ................................    42
Appendix A - Description of the Plans ...............    80


                                                     Code #18472-0598

                       (Merrill Lynch logo appears here)

Merrill Lynch Asset
Builder Program, Inc.


Statement of
Additional
Information



May 19, 1998


Distributor:
Merrill Lynch
Funds Distributor, Inc.

                           PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits.


   (a) Financial Statements

     Contained in Part A:
      Financial Highlights for each of the periods in the three-year period ended January 31, 1998.
        Fundamental Value Portfolio
        Global Opportunity Portfolio
        Growth Opportunity Portfolio
        Quality Bond Portfolio
        U.S. Government Securities Portfolio


     Contained in Part B:
       Financial Statements:
       Schedules of Investments as of January 31, 1998.

       Fundamental Value Portfolio
        Global Opportunity Portfolio
        Growth Opportunity Portfolio

        Quality Bond Portfolio
        U.S. Government Securities Portfolio

      Statements of Assets and Liabilities as of January 31, 1998.
        Fundamental Value Portfolio
        Global Opportunity Portfolio

        Growth Opportunity Portfolio

        Quality Bond Portfolio
        U.S. Government Securities Portfolio

      Statements of Operations for the year ended January 31, 1998.
       Fundamental Value Portfolio
        Global Opportunity Portfolio

        Growth Opportunity Portfolio
        Quality Bond Portfolio

        U.S. Government Securities Portfolio

      Statements of Changes in Net Assets for each of the periods in the two-year period ended January 31, 1998.
        Fundamental Value Portfolio
        Global Opportunity Portfolio

        Growth Opportunity Portfolio

        Quality Bond Portfolio
        U.S. Government Securities Portfolio

      Financial Highlights for each of the periods in the three-year period ended January 31, 1998.
        Fundamental Value Portfolio
        Global Opportunity Portfolio

        Growth Opportunity Portfolio
        Quality Bond Portfolio
        U.S. Government Securities Portfolio

   (b) Exhibits:




   Exhibit
   Number
------------
   1(a)      -   Articles of Incorporation of Registrant.(a)
    (b)      -   Articles of Amendment of Articles of Incorporation of Registrant filed on November 9, 1994.(a)
    (c)      -   Articles of Amendment of Articles of Incorporation, filed on December 19, 1994.(d)
    (d)      -   Articles of Amendment of Articles of Incorporation of Registrant filed on July 20, 1995.(e)

  Exhibit
Number
-----------
       (e)  -   Articles Supplementary to Articles of Incorporation of Registrant filed on July 20, 1995.(e)
       (f)  -   Articles of Amendment to Articles of Incorporation of Registrant filed on May 21, 1996.(f)
       (g)  -   Articles Supplementary to the Articles of Incorporation of Registrant filed on December 22, 1997
      2     -   By-Laws of Registrant.(b)
      3     -   None.
      4(a)  -   Portions of the Articles of Incorporation and By-Laws of Registrant defining the rights of holders of shares of common stock of Registrant.(c)
       (b)  -   Form of specimen certificate for shares of Class A common stock of Registrant.(a)
       (c)  -   Form of specimen certificate for shares of Class B common stock of Registrant.(a)
       (d)  -   Form of specimen certificate for shares of Class C common stock of Registrant.(a)
       (e)  -   Form of specimen certificate for shares of Class D common stock of Registrant.(a)
      5(a)  -   Form of Management Agreement between Registrant and Merrill Lynch Asset Management,
                L.P.(a)
       (c)  -   Form of Sub-Advisory Agreement between Merrill Lynch Asset Management, L.P. and Merrill
                Lynch Asset Management U.K. Limited.(g)
      6(a)  -   Form of Class A Shares Distribution Agreement between Registrant and Merrill Lynch Funds
                Distributor, Inc. (including Form of Selected Dealers Agreement).(a)
       (b)  -   Form of Class B Shares Distribution Agreement between Registrant and Merrill Lynch Funds
                Distributor, Inc. (including Form of Selected Dealers Agreement).(a)
       (c)  -   Form of Class C Shares Distribution Agreement between Registrant and Merrill Lynch Funds
                Distributor, Inc. (including Form of Selected Dealers Agreement).(a)
       (d)  -   Form of Class D Shares Distribution Agreement between Registrant and Merrill Lynch Funds
                Distributor, Inc. (including Form of Selected Dealers Agreement).(a)
      7     -   None.
      8     -   Form of Custody Agreement between Registrant and The Bank of New York.(a)
      9(a)  -   Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement
                between Registrant and Merrill Lynch Financial Data Services, Inc.(d)
       (b)  -   Agreement between Merrill Lynch & Co., Inc. and Registrant relating to Registrant's use of
                Merrill Lynch name.(a)
     10     -   None.
     11     -   Consent of Deloitte & Touche LLP, independent auditors for Registrant.
     12     -   None.
     13     -   Certificate of Merrill Lynch Asset Management, L.P.(a)
     14     -   None.
     15(a)  -   Form of Class B Shares Distribution Plan of Registrant and Class B Shares Distribution Plan
                Sub-Agreement.(a)
       (b)  -   Form of Class C Shares Distribution Plan of Registrant and Class C Shares Distribution Plan
                Sub-Agreement.(a)
       (c)  -   Form of Class D Shares Distribution Plan of Registrant and Class D Shares Distribution Plan
                Sub-Agreement.(a)
     16     -   Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22.(d)
     17(a)  -   Financial Data Schedules for Fundamental Value Portfolio.
       (b)  -   Financial Data Schedules for Quality Bond Portfolio.
       (c)  -   Financial Data Schedules for U.S. Government Securities Portfolio.
       (d)  -   Financial Data Schedules for Global Opportunity Portfolio.
       (e)  -   Financial Data Schedules for Growth Opportunity Portfolio.


---------

(a) Filed on December 16, 1994, as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A under the Securities Act (File No. 33-53887) (the "Registration Statement").

(b) Filed on May 27, 1994, as an Exhibit to the Registration Statement.


(c) Reference is made to Article IV, Article V (Sections 2, 3, 4, 5 and 6),
    Article VI, Article VII and Article IX, of the Registrant's Articles of Incorporation, as amended, filed as Exhibits 1(a), 1(b) and 1(c) to the Registration Statement, and to Article II, Article III (Sections 1, 3, 5, 6 and 17), Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant's By-Laws, filed as Exhibit 2 to the Registration Statement.


(d) Filed on May 30, 1995, as an Exhibit to Post-Effective Amendment No. 1 to the Registration Statement.

(e) Filed on August 9, 1995, as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement.

(f) Filed on May 29, 1996, as an Exhibit to Post-Effective Amendment No. 5 to the Registration Statement.

(g) Filed on May 23, 1997, as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement.

Item 25. Persons Controlled by or Under Common Control with Registrant.

     Registrant is not controlled by or under common control with any other person.

Item 26. Number of Holders of Securities.

                                                              Number of
                                                              Holders at
Title of Class                                              March 31, 1998
---------------------------------------------------------- ---------------
Class A Shares of Common Stock, par value $0.10 per share:
 Fundamental Value Portfolio .............................          206
 Quality Bond Portfolio ..................................           17
 U.S. Government Securities Portfolio ....................           10
 Global Opportunity Portfolio ............................          146
 Growth Opportunity Portfolio ............................          228
                                                                -------
Class B Shares of Common Stock, par value $0.10 per share:
 Fundamental Value Portfolio .............................       16,488
 Quality Bond Portfolio ..................................        2,500
 U.S. Government Securities Portfolio ....................        1,425
 Global Opportunity Portfolio ............................       14,120
 Growth Opportunity Portfolio ............................       12,988
                                                                -------
Class C Shares of Common Stock, par value $0.10 per share:
 Fundamental Value Portfolio .............................       10,901
 Quality Bond Portfolio ..................................        1,541
 U.S. Government Securities Portfolio ....................          923
 Global Opportunity Portfolio ............................        8,301
 Growth Opportunity Portfolio ............................        9,504
                                                                -------
Class D Shares of Common Stock, par value $0.10 per share:
 Fundamental Value Portfolio .............................        1,309
 Quality Bond Portfolio ..................................          175
 U.S. Government Securities Portfolio ....................           88
 Global Opportunity Portfolio ............................        1,038
 Growth Opportunity Portfolio ............................          742
                                                                -------


Note: The number of holders shown above includes holders of record plus beneficial owners whose shares are held of record by Merrill Lynch, Pierce, Fenner & Smith Incorporated.

Item 27. Indemnification.

     Reference is made to Article V of Registrant's Articles of Incorporation,
Article VI of Registrant's By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements.

     Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940 may be concerned, Article VI of the Registrant's By-Laws provides that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; and (c) a majority of a quorum of the Registrant's disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

     In Section 9 of the Class A, Class B, Class C and Class D Distribution Agreements relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933 (the "Act"), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

     Insofar as indemnification for liabilities arising under the Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Investment Adviser.


     Merrill Lynch Asset Management, L.P. (the "Investment Adviser") acts as the investment adviser for the following open-end registered investment companies: Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Convertible Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Convertible Fund, Inc., Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Intermediate Government Bond Fund, Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch U.S.A. Government Reserves, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch Utility Income Fund, Inc., and Merrill Lynch Variable Series Funds, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLAM); and the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc. MLAM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

     Fund Asset Management, L.P. ("FAM"), an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Merrill Lynch Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch Federal Securities Trust, Merrill Lynch Funds for Institutions Series, Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Puerto Rico Tax-Exempt Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch World Income Fund, Inc., and The Municipal Fund Accumulation Program, Inc.; and the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund, Inc., Debt Strategies Fund II, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings California Insured Fund II, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Florida Insured Fund II, MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniVest Florida Fund, MuniVest Michigan Insured Fund, Inc., MuniVest New Jersey Fund, Inc., MuniVest Pennsylvania Insured Fund, MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield

Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield New York Insured Fund II, Inc., MuniYield Pennsylvania Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc., and Worldwide DollarVest Fund, Inc.

     The address of each of these investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series and Merrill Lynch Intermediate Government Bond Fund is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Investment Adviser, FAM, Princeton Services, Inc. ("Princeton Services") and Princeton Administrators, L.P. is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of Merrill Lynch Funds Distributor, Inc. ("MLFD") is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch and Merrill Lynch & Co., Inc. ("ML & Co.") is North Tower, World Financial Center, 250 Vesey Street, New York, New York 10281-1201. The address of Merrill Lynch Financial Data Services, Inc. ("MLFDS") is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

     Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since December 1, 1996, for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr Zeikel is President and Director or Trustee, Mr. Richard is Treasurer and Mr. Glenn is Executive Vice President of substantially all of the investment companies listed in the first two paragraphs of this Item 28, and Messrs. Giordano, Harvey, Kirstein and Monagle are directors, trustees or officers of one or more of such companies.





                                                                       Other Substantial Business,
                             Position(s) with                             Profession, Vocation
Name                         Investment Adviser                               or Employment
---------------------------- -------------------------- --------------------------------------------------------
ML & Co .................... Limited Partner            Financial Services Holding Company;
                                                        Limited Partner of FAM
Princeton Services ......... General Partner            General Partner of FAM
Arthur Zeikel .............. Chairman                   Chairman of FAM; President of the Investment Manager
                                                        and FAM from 1977 to 1997; Chairman and Director of
                                                        Princeton Services; President of Princeton Services
                                                        from 1993 to 1997; Executive Vice President of ML &
                                                        Co.
Jeffrey M. Peek ............ President                  President of FAM since 1997; President and Director of
                                                        Princeton Services since 1997; Executive Vice President
                                                        of ML & Co.
Terry K. Glenn ............. Executive Vice President   Executive Vice President of FAM; Executive Vice
                                                        President and Director of Princeton Services; President
                                                        and Director of MLFD; Director of MLFDS; President
                                                        of Princeton Administrators, L.P.
Linda L. Federici .......... Senior Vice President      Senior Vice President of FAM; Senior Vice President of
                                                        Princeton Services
Vincent R. Giordano ........ Senior Vice President      Senior Vice President of FAM; Senior Vice President of
                                                        Princeton Services
Elizabeth A. Griffin ....... Senior Vice President      Senior Vice President of FAM; Senior Vice President of
                                                        Princeton Services
Norman R. Harvey ........... Senior Vice President      Senior Vice President of FAM; Senior Vice President of
                                                        Princeton Services
Michael J. Hennewinkel ..... Senior Vice President      Senior Vice President of FAM; Senior Vice President of
                                                        Princeton Services
Philip L. Kirstein ......... Senior Vice President,     Senior Vice President, General Counsel and Secretary of
                             General Counsel and        FAM; Senior Vice President, General Counsel, Director
                             Secretary                  and Secretary of Princeton Services
Ronald M. Kloss ............ Senior Vice President      Senior Vice President of FAM; Senior Vice President of
                                                        Princeton Services
Debra W. Landsman-Yaros..... Senior Vice President      Senior Vice President of FAM; Vice President of MLFD;
                                                        Senior Vice President of Princeton Services

                                                                     Other Substantial Business,
                          Position(s) with                              Profession, Vocation
Name                      Investment Adviser                                or Employment
------------------------- --------------------------- --------------------------------------------------------
Stephen M.M. Miller ..... Senior Vice President       Executive Vice President of Princeton Administrators,
                                                      L.P.; Senior Vice President of Princeton Services
Joseph T. Monagle, Jr. .. Senior Vice President       Senior Vice President of FAM; Senior Vice President of
                                                      Princeton Services
Michael L. Quinn ........ Senior Vice President       Senior Vice President of FAM; Senior Vice President of
                                                      Princeton Services; Managing Director and First Vice
                                                      President of Merrill Lynch, Pierce, Fenner & Smith
                                                      from 1989 to 1995
Richard L. Reller ....... Senior Vice President       Senior Vice President of FAM; Senior Vice President of
                                                      Princeton Services; Director of MLFD
Gerald M. Richard ....... Senior Vice President and   Senior Vice President and Treasurer of FAM; Senior Vice
                          Treasurer                   President and Treasurer of Princeton Services; Vice
                                                      President and Treasurer of MLFD
Gregory D. Upah ......... Senior Vice President       Senior Vice President of FAM; Senior Vice President of
                                                      Princeton Services
Ronald L. Welburn ....... Senior Vice President       Senior Vice President of FAM; Senior Vice President of
                                                      Princeton Services



     Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.") acts as a sub-adviser for the following registered investment companies: The Corporate Fund Accumulation Program, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Income Opportunities Fund 1999, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Builder Program, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Asset Income Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Capital Fund, Inc., Merrill Lynch Consults International Portfolio, Merrill Lynch Convertible Fund, Inc., Merrill Lynch Corporate Bond Fund, Inc., Merrill Lynch Developing Capital Markets, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Tigers Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund Inc., Merrill Lynch Fund For Tomorrow, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global Holdings, Inc., Merrill Lynch Global Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Utility Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Middle East/Africa Fund, Inc. Merrill Lynch Pacific Fund, Inc., Merrill Lynch Phoenix Fund, Inc., Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Special Value Fund, Inc., Merrill Lynch Strategic Dividend Fund, Merrill Lynch Technology Fund, Inc., Merrill Lynch Utility Income Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc., The Municipal Fund Accumulation Program, Inc. and Worldwide DollarVest Fund, Inc. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is Milton Gate, 1 Moor Lane, London EC2Y 9HA, England.

     Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since December 1, 1996, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Zeikel, Albert and Richard are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 28:

                                                                      Other Substantial Business,
Name                     Position with MLAM U.K.                   Profession,Vocation or Employment
------------------------ ----------------------------- ---------------------------------------------------------
Arthur Zeikel .......... Director and Chairman           Chairman of the Investment Adviser and FAM; President
                                                         of the Investment Adviser and FAM from 1977 to 1997;
                                                         Chairman and Director of Princeton Services; President
                                                         of Princeton Services from 1993 to 1997; Executive Vice
                                                         President of ML & Co.
Alan J. Albert ......... Senior Managing Director        Vice President of the Investment Adviser
Nicholas C.D. Hall ..... Director                        Director of Merrill Lynch Europe PLC; General Counsel of
                                                         Merrill Lynch International Private Banking Group.
Gerald M. Richard ...... Senior Vice President           Senior Vice President and Treasurer of the Investment
                                                         Adviser and FAM; Senior Vice President and Treasurer
                                                         of Princeton Services; Vice President and Treasurer of
                                                         MLFD
Carol Ann Langham ...... Company Secretary               None
Debra Anne Searle ...... Assistant Company Secretary     None


Item 29. Principal Underwriters.

     (a) MLFD acts as the principal underwriter for the Registrant and for each of the open-end investment companies referred to in the first two paragraphs of
Item 28 except CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA Multi-State Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., and The Municipal Fund Accumulation Program, Inc., and MLFD also acts as principal underwriter for the following closed-end funds: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Municipal Strategy Fund, Inc. and Merrill Lynch Senior Floating Rate Fund, Inc.

     (b) Set forth below is information concerning each director and officer of MLFD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Crook, Aldrich, Breen, Fatseas, and Wasel is One Financial Center, Boston, Massachusetts 02111-2646.




                                      Position(s) and Office(s)    Position(s) and Office(s)
Name                                          with MLFD                 with Registrant
---------------------------------- ------------------------------ --------------------------
     Terry K. Glenn .............. President and Director         Executive Vice President
     Richard L. Reller ........... Director                       None
     Thomas J. Verage ............ Director                       None
     William E. Aldrich .......... Senior Vice President          None
     Robert W. Crook ............. Senior Vice President          None
     Michael J. Brady ............ Vice President                 None
     William M. Breen ............ Vice President                 None
     Michael G. Clark ............ Vice President                 None
     James T. Fatseas ............ Vice President                 None
     Debra W. Landsman-Yaros ..... Vice President                 None
     Michelle T. Lau ............. Vice President                 None
     Gerald M. Richard ........... Vice President and Treasurer   Treasurer
     Salvatore Venezia ........... Vice President                 None
     William Wasel ............... Vice President                 None
     Robert Harris ............... Secretary                      None


     (c) Not applicable.


Item 30. Location of Accounts and Records.


     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the offices of the Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536, and its transfer agent, MLFDS, 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Item 31. Management Services.


     Other than as set forth under the caption "Management of the Fund - Management and Advisory Arrangements" in the Prospectus constituting Part A of the Registration Statement and under the caption "Management of the Fund - Management and Advisory Arrangements" in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.



Item 32. Undertakings.

     (a) Not applicable.

     (b) Not applicable.

     (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Plainsboro, and the State of New Jersey, on the 19th day of May, 1998.


                                        MERRILL LYNCH ASSET BUILDER PROGRAM,
INC.
                              (Registrant)

                                        By: /s/ ARTHUR ZEIKEL
                                           ------------------------------------
                                           (Arthur Zeikel, President)

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.




                Signature                                   Title                       Date
----------------------------------------  ----------------------------------------- -----------
  /s/   ARTHUR ZEIKEL                     President (Principal Executive Officer)   May 19, 1998
  ----------------------------------                    and Director
  (Arthur Zeikel)

   JOE GRILLS*                                            Director                  May 19, 1998
  ----------------------------------
  (Joe Grills)

   WALTER MINTZ*                                          Director                  May 19, 1998
  ----------------------------------
  (Walter Mintz)

   MELVIN R. SEIDEN*                                      Director                  May 19, 1998
  ----------------------------------
  (Melvin R. Seiden)

   ROBERT S. SALOMON, JR.*                                Director                  May 19, 1998
  ----------------------------------
  (Robert S. Salomon, Jr.)

   STEPHEN B. SWENSRUD*                                   Director                  May 19, 1998
  ----------------------------------
  (Stephen B. Swensrud)

   GERALD M. RICHARD*                        Treasurer (Principal Financial and     May 19, 1998
  ----------------------------------                Accounting Officer)
  (Gerald M. Richard)


*By: /s/  ARTHUR ZEIKEL                                    May 19, 1998
     ------------------------------
     (Arthur Zeikel, Attorney-in-fact)

                                 EXHIBIT INDEX





  Exhibit
  Number                                       Description
----------     ---------------------------------------------------------------------------
     1(g)  -   Articles Supplementary to the Articles of Incorporation of the Registrant.
    11     -   Consent of Deloitte & Touche LLP, independent auditors for Registrant.
    17(a)  -   Financial Data Schedules for Fundamental Value Portfolio.
      (b)  -   Financial Data Schedules for Quality Bond Portfolio.
      (c)  -   Financial Data Schedules for U.S. Government Securities Portfolio.
      (d)  -   Financial Data Schedules for Global Opportunity Portfolio.
      (e)  -   Financial Data Schedules for Growth Opportunity Portfolio.